As filed with the U.S. Securities and Exchange Commission on April 28, 1998 Registration Nos. 33-64401 and 811-07431







                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A




            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7


                                      and




        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 9




                        UBS PRIVATE INVESTOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 200 Clarendon Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (888) 827-3863

                               Susan C. Mosher
                200 Clarendon Street, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Burton M. Leibert, Esq.
     Willkie Farr & Gallagher, 153 East 53rd Street, New York, New York 10022



It is proposed that this filing will become effective (check appropriate box):



[ ] Immediately upon filing pursuant to paragraph (b)
[X] on May 1, 1998 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.




If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Being Registered: Shares of Common Stock



     UBS Investor Portfolios Trust has also executed this Registration
Statement.

                        UBS PRIVATE INVESTOR FUNDS, INC.
                            CROSS-REFERENCE SHEET


                                     PART A


 FORM N-1A
ITEM NUMBER                                                                          CAPTION IN PROSPECTUS
-----------                                                                   ------------------------------------
     1.       Cover Page....................................................  Outside Cover Page of Prospectus
     2.       Synopsis......................................................  Investors for Whom the Fund is
                                                                                Designed
     3.       Condensed Financial Information...............................  Financial Highlights
     4.       General Description of Registrant.............................  Organization; Master-Feeder
                                                                                Structure; Investment Objective
                                                                                and Policies; Additional
                                                                                Investment Information and Risk
                                                                                Factors; Investment Restrictions
     5.       Management of the Fund........................................  Management; Shareholder Services;
                                                                                Expenses
    5A.       Management's Discussion of Fund Performance...................  Not applicable
     6.       Capital Stock and Other Securities............................  Dividends and Distributions; Net
                                                                                Asset Value; Organization; Taxes;
                                                                                Master-Feeder Structure
     7.       Purchase of Securities Being Offered..........................  Purchase of Shares; Net Asset Value
     8.       Redemption or Repurchase......................................  Redemption of Shares; Net Asset
                                                                                Value
     9.       Pending Legal Proceedings.....................................  Not applicable

                                     PART B


 FORM N-1A                                                                            CAPTION IN STATEMENT
ITEM NUMBER                                                                        OF ADDITIONAL INFORMATION
-----------                                                                   ------------------------------------
    10.       Cover Page....................................................  Outside Front Cover Page
    11.       Table of Contents.............................................  Table of Contents
    12.       General Information and History...............................  Not applicable
    13.       Investment Objectives and Policies............................  Investment Objectives and Policies;
                                                                                Investment Restrictions; Portfolio
                                                                                Transactions
    14.       Management of the Fund........................................  Directors and Trustees
    15.       Control Persons and Principal Holders of Securities...........  Directors and Trustees; Organization
    16.       Investment Advisory and Other Services........................  Investment Adviser and Funds
                                                                                Services Agent; Administrator;
                                                                                Distributor; Custodian;
                                                                                Shareholder Services; Independent
                                                                                Accountants; Expenses
    17.       Brokerage Allocation and Other Practices......................  Portfolio Transactions
    18.       Capital Stock and Other Securities............................  General; Organization
    19.       Purchase, Redemption and Pricing of Securities Being
                Offered.....................................................  Purchase of Shares; Redemption of
                                                                                Shares; Exchange of Shares;
                                                                                Dividends and Distributions; Net
                                                                                Asset Value
    20.       Tax Status....................................................  Taxes
    21.       Underwriters..................................................  Distributor; Purchase of Shares; Net
                                                                                Asset Value
    22.       Calculation of Performance Data...............................  Performance Data
    23.       Financial Statements..........................................  Financial Statements


     PART C. Information required to be included in Part C is set forth under the appropriately numbered items included in Part C of this Registration Statement.

--------------------------------------------------------------------------------
                      UBS
                      VALUE EQUITY
                      FUND

                      UBS
                      INTERNATIONAL
                      EQUITY
                      FUND

                      UBS
                      LARGE CAP
                      GROWTH
                      FUND

                      UBS
                      SMALL CAP
                      FUND

                      ------------------

                      UBS
                      Private Investor
                      Funds, Inc.

                      Prospectus
                      May 1, 1998

-------------------------------------------------------------------------------

PROSPECTUS

UBS VALUE EQUITY FUND
UBS INTERNATIONAL EQUITY FUND
UBS LARGE CAP GROWTH FUND
UBS SMALL CAP FUND
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (888) UBS-FUND ((888) 827-3863)

This Prospectus pertains to the UBS Value Equity Fund, UBS International Equity Fund, UBS Large Cap Growth Fund, and the UBS Small Cap Fund (the 'Value Equity Fund,' 'International Equity Fund,' 'Large Cap Growth Fund,' and 'Small Cap Fund,' respectively, each a 'Fund,' collectively the 'Funds').

The Funds are diversified, no-load mutual funds for which there are no sales charges or exchange or redemption fees. The Funds are each a series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

UNLIKE OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE VALUE EQUITY FUND, INTERNATIONAL EQUITY FUND, LARGE CAP GROWTH FUND AND SMALL CAP FUND SEEK TO ACHIEVE THEIR INVESTMENT OBJECTIVES BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN UBS VALUE EQUITY PORTFOLIO, UBS INTERNATIONAL EQUITY PORTFOLIO, UBS LARGE CAP GROWTH PORTFOLIO AND UBS SMALL CAP PORTFOLIO, RESPECTIVELY (THE 'VALUE EQUITY PORTFOLIO,' 'INTERNATIONAL EQUITY PORTFOLIO,' 'LARGE CAP GROWTH PORTFOLIO,' AND 'SMALL CAP PORTFOLIO,' RESPECTIVELY, EACH A 'PORTFOLIO,' COLLECTIVELY THE 'PORTFOLIOS'). THE PORTFOLIOS ARE EACH A SERIES OF UBS INVESTOR PORTFOLIOS TRUST (THE 'TRUST'), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. EACH PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS ITS CORRESPONDING FUND. THE FUNDS EMPLOY A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE THAT IS MORE FULLY DESCRIBED UNDER THE SECTION CAPTIONED 'MASTER-FEEDER STRUCTURE.'

The Portfolios are advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank'). The International Equity Portfolio has entered into a sub-advisory agreement with UBS International Investment London Limited ('UBSII'), and the Large Cap Growth Portfolio and Small Cap Portfolio have each entered into sub-advisory agreements with UBS Asset Management (New York) Inc., ('UBSAM'), (each a 'Sub-Adviser' and, together with the Adviser, the 'Advisers').

This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated May 1, 1998 (the 'SAI'), provides further discussion of certain topics referred to in this Prospectus and other matters that may be of interest to investors. The SAI has been filed with the Securities and Exchange Commission (the 'SEC'), is incorporated herein by reference, and is available without charge upon written request from the Company or the Distributor (as defined herein) at the addresses set forth on the back cover of the Prospectus, or by calling (888) UBS-FUND ((888) 827-3863).

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE FUNDS IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED MAY 1, 1998.

INVESTORS FOR WHOM THE FUNDS ARE DESIGNED


GENERAL


This Prospectus describes the investment objectives and policies, management and operations of the Funds to enable investors to decide if the Funds suit their investment needs. Because the investment characteristics and experience of the Funds will correspond directly with those of the Portfolios, the discussion in this section of the Prospectus focuses on the investments and investment policies of the Portfolios. There is no assurance that a Fund or its corresponding Portfolio will achieve its stated objective.

Each Portfolio is a series of the Trust, an open-end management investment company. Each Portfolio has the same investment objective as its respective Fund. The net asset values of shares of each Fund fluctuate with changes in the value of the investments in such Fund's respective Portfolio.

The minimum initial investment in each Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment for all investors is $5,000. These minimums may be waived at a Fund's discretion. See 'Purchase of Shares.' If shareholders reduce their total investment in shares of a Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption.' Each Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.

UBS VALUE EQUITY FUND


The Value Equity Fund (formerly the UBS U.S. Equity Fund) is designed for investors seeking long-term capital appreciation and the potential for a high level of current income with lower investment risk and volatility than is normally available from common stock funds. In order to accomplish this, the Adviser intends to invest in undervalued stocks having above market dividend yields with emphasis on those securities which have the potential for long-term earnings growth and increasing dividend payments. It is the intention of the Adviser that the average dividend yield of the common stocks held by the Value Equity Fund will exceed that of the Standard and Poor's 500 Composite Stock Price Index (the 'S&P 500 Index') and have less price volatility than the S&P 500 Index.


Because of the risks associated with common stock investments, the Value Equity Fund is intended to be a long-term investment vehicle and is not intended to provide investors with a means for speculating on short-term market movements. The Value Equity Fund seeks to achieve its investment objective by investing all of its investable assets in the Value Equity Portfolio.


The Value Equity Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Value Equity Portfolio are equity securities of domestic issuers, including common stocks and securities which are convertible into common stocks. The Value Equity Portfolio may also invest in futures contracts, options and certain privately placed securities. The Value Equity Portfolio's investments in securities of smaller or less established issuers involve risks and may be more volatile and less liquid than the securities of larger or more established domestic issuers. For further information about these investments and related investment techniques, see 'Investment Objectives and Policies' discussed below.


UBS INTERNATIONAL EQUITY FUND

The International Equity Fund seeks to provide a high total return from a portfolio of equity securities of foreign corporations. It is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and thereby take advantage of investment opportunities outside the United States. The International Equity Fund seeks to achieve its investment objective by investing all of its investable assets in the International Equity Portfolio.

The International Equity Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the International Equity Portfolio are common stocks and other securities with equity characteristics issued by foreign companies. The International Equity Portfolio may also invest in futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. The International Equity Portfolio's investments in securities of foreign issuers, including issuers in emerging markets, involve unique investment risks and may be more volatile and less liquid than the securities of domestic issuers. For further information about these investments and related investment techniques, see 'Investment Objectives and Policies' discussed below.


UBS LARGE CAP GROWTH FUND

The Large Cap Growth Fund seeks to provide long-term capital appreciation. In order to accomplish this, the Adviser intends to invest primarily in a diversified portfolio of common stocks and other equity securities of companies that have stock market capitalizations at the time of initial purchase that are within the market capitalization range of those stocks listed on the S&P 500 Index and that the Adviser believes will have above-average earnings and cash flow growth or meaningful increases in underlying asset values over time.

Because of the risks associated with common stock investments, the Large Cap Growth Fund is intended to be a long-term investment vehicle and is not intended to provide investors with a means for speculating on short-term market movements. The Large Cap Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Large Cap Growth Portfolio.


The Large Cap Growth Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Large Cap Growth Portfolio are equity securities of domestic issuers, including common stocks and securities convertible into common stocks. The Large Cap Growth Portfolio may also invest in futures contracts, options and certain privately placed securities. For further information about these investments and related investment techniques, see 'Investment Objectives and Policies' discussed below.


UBS SMALL CAP FUND

The Small Cap Fund seeks to provide long-term capital appreciation. In order to accomplish this, the Adviser intends to invest primarily in a diversified portfolio of common stocks and other equity securities of small capital growth companies that the Adviser believes offer investors above average potential for capital appreciation. Small capital companies are companies that have stock market capitalizations at the time of initial purchase within the market capitalization range of those stocks listed on the Russell 2000 Index and may include companies still in the developmental stage or older companies that appear to be entering a new stage of growth owing to factors such as management changes or new technology, products or markets. It may also include providers of products or services with a high unit volume growth rate.

Because of the risks associated with common stock investments, the Small Cap Fund is intended to be a long-term investment vehicle and is not intended to provide investors with a means for speculating on short-term market movements. The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio.


The Small Cap Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Small Cap Portfolio are equity securities of domestic issuers, including common stocks and securities convertible into common stocks. The Small Cap Portfolio may also invest in futures contracts, options and certain privately placed securities. The Small Cap Portfolio's investments in securities of smaller or less established issuers involve risks and may be more volatile and less liquid than the securities of larger or more established domestic issuers. For further information about these investments and related investment techniques, see 'Investment Objectives and Policies' discussed below.


The following table illustrates that Fund investors incur no shareholder transaction expenses: their investments in the Funds are subject only to the operating expenses set forth below for the Funds and the Portfolios, respectively, as a percentage of average daily net assets of such Fund. The Directors believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to and may be less than the expenses that such Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Expenses for each Fund and Portfolio are discussed below under the headings 'Management,' 'Expenses' and 'Shareholder Services.'

SHAREHOLDER TRANSACTION EXPENSES (ALL FUNDS)

Sales Load Imposed on Purchases.....................................................................   None
Sales Load Imposed on Reinvested Dividends..........................................................   None
Deferred Sales Load.................................................................................   None
Redemption Fees.....................................................................................   None
Exchange Fees.......................................................................................   None


                                                                                                LARGE
                                                                            VALUE     INT'L.     CAP      SMALL
                                                                            EQUITY    EQUITY    GROWTH     CAP
EXPENSE TABLE                                                                FUND      FUND      FUND     FUND
                                                                            ------    ------    ------    -----
ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**........................................     0.02%     0.05%    0.00%     0.01%
Rule 12b-1 Fees..........................................................     None      None     None      None
Other Expenses, After Expense Reimbursements***..........................     0.95%     1.21%    1.00%     1.19%
                                                                            ------    ------    ------    -----
Total Operating Expenses, After Fee Waivers and Expense
  Reimbursements*........................................................     0.97%     1.26%    1.00%     1.20%
                                                                            ------    ------    ------    -----
                                                                            ------    ------    ------    -----



* Expenses are expressed as a percentage of a Fund's average daily net assets and are based on the expenses actually incurred during the fiscal year ended December 31, 1997, for the Value Equity Fund and the International Equity Fund, and expected to be incurred during the fiscal year ending December 31, 1998, for the Large Cap Growth Fund and Small Cap Fund, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses were equal, on an annual basis, to: (i) 1.86% of the Value Equity Fund's average daily net assets; and (ii) 2.13% of the International Equity Fund's average daily net assets; and are expected to be equal, on an annual basis, to: (iii) 3.62% of the Large Cap Growth Fund's average daily net assets; and (iv) 2.14% of the Small Cap Fund's average daily net assets. See 'Management.'



** The Adviser has agreed to waive fees and reimburse each of the Funds and their respective Portfolios for any of their respective operating expenses to the extent that each such Fund's total operating expenses (including its share of its respective Portfolio's expenses) exceed, on an annual basis: (i) 1.00% of the Value Equity Fund's average daily net assets; (ii) 1.40% of the International Equity Fund's average daily net assets; (iii) 1.00% of the Large Cap Growth Fund's average daily net assets; and (iv) 1.20% of the Small Cap Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' prior notice to the Fund.


If there were no fee waiver in effect, each respective Portfolio's advisory fee would be equal, on an annual basis, to: (i) 0.60% of the average daily net assets of the Value Equity Portfolio; (ii) 0.85% of the average daily net assets of the International Equity Portfolio; (iii) 0.60% of the average daily net assets of the Large Cap Growth Portfolio; and (iv) 0.60% of the average daily net assets of the Small Cap Portfolio. See 'Management -- Adviser and Funds Services Agent' and 'Expenses.'

*** The fees and expenses in Other Expenses include fees payable to:

(i) Investors Bank & Trust Company ('Investors Bank', the 'Custodian' or the 'Transfer Agent') (a) under an Administration Agreement with the Funds, (b) as custodian of the Funds and the Portfolios and (c) as transfer agent of the Funds;

(ii) IBT Trust and Custodial Services (Ireland) LMTD ('IBT Ireland') under an Administration Agreement with the Portfolios, and

(iii) Eligible Institutions providing shareholder services under various shareholder servicing agreements.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:


                                                                                                 LARGE
                                                                             VALUE     INT'L.     CAP      SMALL
                                                                             EQUITY    EQUITY    GROWTH     CAP
                                                                              FUND      FUND      FUND     FUND
                                                                             ------    ------    ------    -----

1 Year....................................................................    $ 10      $ 14      $ 10      $12
3 Years...................................................................      32        44        32       38
5 Years...................................................................      55        77        55       66
10 Years..................................................................     122       168       122      145


The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear and reflects the expenses of the Funds and each Fund's share of its respective Portfolio's expenses. In connection with the above Example, please note that $1,000 is less than the minimum investment required for any of the five Funds and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares,' 'Exchange of Shares' and 'Redemption of Shares.' THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE.' IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The information regarding the Value Equity Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Fund has been audited by Price Waterhouse LLP, independent accountants, whose report thereon appears in the Funds' Annual Report (the 'Annual Report') dated December 31, 1997. The information should be read in conjunction with the financial statements and related notes also included in the Annual Report. Further information about the performance of each Fund and its corresponding Portfolio is contained in the Annual Report which may be obtained without charge and upon request by calling 1-888-UBS-FUND.

Per share data for a share outstanding during the indicated period:

UBS Value Equity Fund
Financial Highlights
--------------------------------------------------------------------------------



                                                                             FOR THE          APRIL 2, 1996*
                                                                           YEAR ENDED             THROUGH
                                                                        DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                        -----------------    -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period.................................        $106.70              $100.00
                                                                        -----------------    -----------------
Income from investment operations:
     Net investment income...........................................           2.32                 2.05
     Net realized and unrealized gain on investments.................          29.17                 6.69
                                                                        -----------------    -----------------
     Total income from investment operations.........................          31.49                 8.74
                                                                        -----------------    -----------------

Less dividends and distributions to shareholders:
     Dividends from net investment income............................         (2.27)               (2.04)
     Distributions from net realized gains...........................         (6.75)              --
                                                                        -----------------    -----------------
     Total dividends and distributions...............................         (9.02)               (2.04)
                                                                        -----------------    -----------------

Net asset value, end of period.......................................        $129.17              $106.70
                                                                        -----------------    -----------------
                                                                        -----------------    -----------------
Total return.........................................................          29.57%                8.74%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)........................        $26,524              $ 9,466
     Ratio of expenses to average net assets(2)......................           0.97%                0.90%(3)
     Ratio of net investment income to average net assets(2).........           2.17%                3.04%(3)



------------------------

* Commencement of operations.


(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Value Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.89% and 2.65% (annualized) for the respective periods.


(3) Annualized.

UBS International Equity Fund
Financial Highlights
--------------------------------------------------------------------------------



                                                                             FOR THE          APRIL 2, 1996*
                                                                           YEAR ENDED             THROUGH
                                                                        DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                        -----------------    -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD
Net asset value, beginning of period.................................        $102.84              $100.00
                                                                        -----------------    -----------------
Income from investment operations:
     Net investment income...........................................           1.27                 1.08
     Net realized and unrealized (loss) gain on investments..........          (5.01)                3.54
                                                                        -----------------    -----------------
     Total (loss) income from investment operations..................          (3.74)                4.62
                                                                        -----------------    -----------------
Less dividends and distributions to shareholders:
     Dividends from net investment income............................          (1.26)               (1.05)
     Distributions from net realized gains...........................          (2.47)               (0.73)
                                                                        -----------------    -----------------
     Total dividends and distributions...............................          (3.73)               (1.78)
                                                                        -----------------    -----------------
Net asset value, end of period.......................................        $ 95.37              $102.84
                                                                        -----------------    -----------------
                                                                        -----------------    -----------------
Total return.........................................................          (3.70%)               4.65%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)........................        $23,247              $26,624
     Ratio of expenses to average net assets(2)......................           1.26%                1.39%(3)
     Ratio of net investment income to average net assets(2).........           1.28%                1.78%(3)



------------------------

* Commencement of operations.


(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.87% and 1.66% (annualized) for the respective periods.


(3) Annualized.

UBS Large Cap Growth Fund
Financial Highlights
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------



FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period..............................................     $100.00
                                                                                       -------
Income from investment operations:
     Net investment income........................................................        0.23
     Net realized and unrealized loss on investments..............................       (0.79)
                                                                                       -------
     Total loss from investment operations........................................       (0.56)
                                                                                       -------
Less: Dividends from net investment income........................................       (0.22)
                                                                                       -------
Net asset value, end of period....................................................     $ 99.22
                                                                                       -------
                                                                                       -------
Total return......................................................................       (0.55%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).....................................     $ 4,137
     Ratio of expenses to average net assets(2)...................................        1.00%(3)
     Ratio of net investment income to average net assets(2)......................        1.35%(3)



------------------------
(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 7.54% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 29, 1997. Prior to this date, investment advisory services were being provided without compensation.


(3) Annualized.

UBS Small Cap Fund
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------



FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period..............................................     $100.00
                                                                                       -------
Loss from investment operations:
     Net realized and unrealized loss on investments..............................       (5.62)
                                                                                       -------
Net asset value, end of period....................................................     $ 94.38
                                                                                       -------
                                                                                       -------
Total return......................................................................       (5.62%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).....................................     $11,954
     Ratio of expenses to average net assets(2)...................................        1.20%(3)
     Ratio of net investment income to average net assets(2)......................       (0.10%)(3)



------------------------
(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Small Cap Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 2.43% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.


(3) Annualized.

HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS -- VALUE EQUITY FUND. The following table sets forth (i) the composite total return for the period January 1, 1995 (commencement of operations of the relevant accounts) through December 31, 1997 and the year ended December 31, 1997 for all discretionary accounts described below that have been managed for at least one full quarter by UBSAM, (ii) the average annual total return for the Value Equity Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996 and the year ended December 31, 1997, and (iii) the annual total return during the same periods for the S&P 500 Index. The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the Value Equity Portfolio. While the Value Equity Portfolio will be managed by the Adviser, the management of the Value Equity Portfolio will be substantially the same as by UBSAM and will be carried out by personnel who performed these services for the discretionary accounts at UBSAM, who will be employed by the Adviser for this purpose. The composite total return for such accounts has been adjusted to deduct all of the Value Equity Fund's annual total operating expenses of 1.00% of average daily net assets as set forth in the Expense Table above. The Fund's historical average annual total return is computed after deducting the Fund's allowable total operating expenses of 1.00% of average daily net assets. No such accounts were managed by UBSAM or the Adviser prior to 1995. The composite total return is time-weighted and weighted by individual account size and reflects the reinvestment of dividends and interest. The discretionary accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal securities and tax laws on the Value Equity Portfolio that, if applied to the accounts, may have adversely affected their performance results. The composite total return of these discretionary accounts does not represent the historical performance of the Value Equity Portfolio and should not be viewed as a prediction of future performance of the Value Equity Portfolio. The S&P 500 Index is an unmanaged index that includes 500 U.S. stocks and is a common measure of the performance of the U.S. stock market. The total returns of the S&P 500 Index do not include management fees or commissions.



                                                                                     COMPOSITE TOTAL
                                                                             UBS        RETURN OF
                                                                            VALUE       ADVISER'S        S&P
                                                                            EQUITY    DISCRETIONARY      500
AVERAGE ANNUAL TOTAL RETURN FOR THE:                                        FUND         ACCOUNT        INDEX
-------------------------------------------------------------------------   -----    ---------------    -----

Period from April 2, 1996* through December 31, 1996.....................    8.74%          N/A         15.27%
Year ended December 31, 1997.............................................   29.57%        30.09%        33.38%
Period from January 1, 1995* through December 31, 1997...................     N/A         27.05%        31.15%


------------

*Commencement date.


HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS -- INTERNATIONAL EQUITY FUND. The following table sets forth (i) the composite average annual total returns for the one, three and five year periods ended December 31, 1997 and the period from April 1, 1987 (commencement of operations of the relevant accounts) through December 31, 1997 for all discretionary accounts described below that have been managed for at least one full quarter by UBSII, (ii) the average annual return for the International Equity Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996 and the year ended December 31, 1997, and (iii) the average annual total return during the same periods for the Morgan Stanley Capital International Eupope, Australia, Far East Index (the 'EAFE Index'). The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the International Equity Portfolio. The composite total returns for such accounts have been adjusted to deduct all of the International Equity Fund's allowable total operating expenses of 1.40% of average daily net assets. The composite total returns are time-weighted and are equally weighted for periods prior to 1994, after which they are size-weighted, and they reflect the reinvestment of dividends and interest. The discretionary accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal securities and tax laws on the International Equity Portfolio that, if applied to the accounts, may have adversely affected their performance results. UBSII believes that the restatement of total returns prior to 1994 would not result in any material changes in the total returns shown. The composite total returns of these discretionary accounts does not represent the historical performance of the International Equity Portfolio and should not be viewed as a prediction of future performance of the International Equity Portfolio. The EAFE Index is an unmanaged index that measures stock performance in Europe, Australia and the Far East. The total returns of the EAFE Index do not include management fees or commissions.


                                                                                    COMPOSITE
                                                                                   TOTAL RETURN      MORGAN STANLEY
                                                                     UBS         OF SUB-ADVISER'S       CAPITAL
                                                                INTERNATIONAL     DISCRETIONARY      INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURN FOR THE:                             EQUITY FUND         ACCOUNTS          EAFE INDEX
-------------------------------------------------------------   -------------    ----------------    --------------

Period April 2, 1996* through December 31, 1996..............         4.07%              N/A               3.27%
One Year Ended December 31, 1997.............................        (3.70%)           (4.02%)             2.03%
Three Years Ended December 31, 1997..........................          N/A              4.34%              6.59%
Five Years Ended December 31, 1997...........................          N/A             10.58%             11.71%
Period April 1, 1987* through December 31, 1997..............          N/A              7.79%              6.64%


------------

* Commencement date.


HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS -- LARGE CAP GROWTH FUND. The following table sets forth (i) the composite average annual total return for the one, three, five and ten year periods ended December 31, 1997 for all discretionary accounts described below that have been managed for at least one full quarter by UBSAM, (ii) the average annual total return for the Large Cap Growth Fund for the period October 14, 1997 (commencement of operations) through December 31, 1997, and (iii) the average annual total return during the same periods for the S&P 500 Index. The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the Large Cap Growth Portfolio. The composite total return for such accounts has been adjusted to deduct all of the Large Cap Growth Fund's annual total operating expenses of 1.00% of average daily net assets as set forth in the Expense Table above. The composite total return is time-weighted and weighted by individual account size and reflects the reinvestment of dividends and interest. The discretionary accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal securities and tax laws on the Large Cap Growth Portfolio that, if applied to the accounts, may have adversely affected their performance results. The composite total return of these discretionary accounts does not represent the historical performance of the Large Cap Growth Portfolio and should not be viewed as a prediction of future performance of the Large Cap Growth Portfolio. The S&P 500 Index is an unmanaged index that includes 500 U.S. stocks and is a common measure of the performance of the U.S. stock market. The total returns of the S&P 500 Index do not include management fees or commissions.



                                                                                       COMPOSITE
                                                                                      TOTAL RETURN
                                                                      UBS LARGE     OF SUB-ADVISER'S
                                                                      CAP GROWTH     DISCRETIONARY      S&P 500
AVERAGE ANNUAL TOTAL RETURN FOR THE:                                     FUND           ACCOUNTS         INDEX
-------------------------------------------------------------------   ----------    ----------------    -------

Period October 14, 1997* through December 31, 1997.................       (0.70%)           N/A           0.38%
One Year Ended December 31, 1997...................................         N/A           27.83%         33.37%
Three Years Ended December 31, 1997................................         N/A           24.55%         31.15%
Five Years Ended December 31, 1997.................................         N/A           15.82%         20.26%
Ten Years Ended December 31, 1997..................................         N/A           16.32%         18.01%


------------

* Commencement date.


HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS -- SMALL CAP FUND. The following table sets forth (i) the composite total return for the one, three, five and ten year periods ended December 31, 1997 for all discretionary accounts described below that have been managed for at least one full quarter by UBSAM, (ii) the average annual total return for the Small Cap Fund for the period September 30, 1997 (commencement of operations) through December 31, 1997 and (iii) the average annual total returns during the same periods for the Russell 2000 Index. The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the Small Cap Portfolio. The composite total return for such accounts has been adjusted to deduct all of the Small Cap Fund's annual total operating expenses of 1.20% of average daily net assets as set forth in the Expense Table above. The composite total return is time-weighted and weighted by individual account size and reflects the reinvestment of dividends and interest. The discretionary accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal securities and tax laws on the Small Cap Portfolio that, if applied to the accounts, may have adversely affected their performance results. The composite total return of these discretionary accounts does not represent the historical performance of the Small Cap Portfolio and should not be viewed as a prediction of future performance of the Small Cap Portfolio. The Russell 2000 Index is an unmanaged index that includes 2,000 U.S. small capitalization stocks and is a common measure of the performance of the small capitalization segment of the U.S. stock market. The total returns of the Russell 2000 Index do not include management fees or commissions.


                                                                                    COMPOSITE
                                                                                   TOTAL RETURN
                                                                                 OF SUB-ADVISER'S
                                                                    UBS SMALL     DISCRETIONARY      RUSSELL 2000
AVERAGE ANNUAL TOTAL RETURN FOR THE:                                CAP FUND         ACCOUNTS           INDEX
-----------------------------------------------------------------   ---------    ----------------    ------------

Period September 30, 1997* through December 31, 1997.............     (5.62%)            N/A             (3.35%)
One Year Ended December 31, 1997.................................       N/A            22.78%            22.36%
Three Years Ended December 31, 1997..............................       N/A            21.42%            22.35%
Five Years Ended December 31, 1997...............................       N/A            14.14%            16.41%
Ten Years Ended December 31, 1997................................       N/A            16.70%            15.76%


------------

* Commencement date.

MASTER-FEEDER STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio of securities, the Funds seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios. The Portfolios are separate investment companies with the same investment objective as their respective Fund. The investment objective of a Fund and a Portfolio may be changed only with the approval of the holders of a majority of the outstanding voting securities of such Fund or a majority of the investors in such Portfolio, respectively, after 30 days' prior notice.


In addition to selling an interest in a Portfolio to a Fund, each Portfolio may sell interests in such Portfolio to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. However, other entities investing in the Portfolios may sell shares of their own fund using a different pricing structure than a Fund's. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolios. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from Investors Bank at (888) UBS-FUND (888-827-3863).


Each Fund may withdraw its investment in its Portfolio at any time if the Board determines that it is in the Fund's best interest to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the Fund's assets in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in a Portfolio's investment objective, policies or restrictions, or a failure by a Fund's shareholders to approve a change in a Portfolio's investment objective or restrictions, may require a Fund to withdraw its investments in the Portfolio. Any such withdrawal could result in an in-kind distribution of portfolio securities (as opposed to a cash distribution) by a Portfolio to a Fund. In no event, however, will securities which are not readily marketable exceed 15% of the total value of such in-kind distribution. Such a distribution may result in a Fund having a less diversified portfolio of investments or adversely affect a Fund's liquidity, and a Fund could incur brokerage, tax or other charges in converting such securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby lowering returns. Additionally, because a Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds that have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of Fund shareholders and will cast all of its votes proportionately as instructed by the Fund's shareholders. See 'Organization' in the SAI. Fund shareholders who do not vote will not affect a Fund's votes at the Portfolio meeting. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Company in the same proportion as Fund shareholders who do, in fact, vote.


For more information about each Portfolio's investment objective, policies and restrictions, see 'Investment Objectives and Policies,' 'Additional Investment Information and Risk Factors' and 'Investment Restrictions.' For more information about each Portfolio's management and expenses, see 'Management.' For more information about changing the investment objective, policies and restrictions of the Funds or the Portfolios, see 'Investment Restrictions.'


INVESTMENT OBJECTIVES AND POLICIES

The investment objectives of the Funds and the Portfolios are described below, together with the policies each employs to seek to achieve its objective. Additional information about the investment policies of the Funds and the Portfolios appears in the SAI under 'Investment Objectives and Policies.' Each Fund seeks to achieve its investment objective by investing all of its investable assets in its respective Portfolio, which has the same investment objective as the Fund. There can be no assurance that the investment objectives of the Funds or the Portfolios will be achieved.

UBS VALUE EQUITY FUND AND VALUE EQUITY PORTFOLIO

The Value Equity Portfolio's objective is to provide long-term capital appreciation and the potential for a high level of current income with lower investment risk and volatility than is normally available from common stock funds. In order to accomplish this, the Adviser intends to invest in undervalued stocks having above market dividend yields with emphasis on those securities which have the potential for long-term earnings growth and increasing dividend payments. The average dividend yield of the Value Equity Portfolio's common stocks is expected to be at least 50% greater than that of the S&P 500 Index. It is also the objective of the Value Equity Portfolio that the Value Equity Portfolio's investments have less price volatility than the S&P 500 Index.

Under normal circumstances, the Value Equity Portfolio will invest at least 80% of its assets in income-producing equity securities of domestic issuers, including dividend-paying common stocks and securities which are convertible into common stocks. The Value Equity Portfolio intends to invest in securities that generate relatively high levels of dividend income and have the potential for capital appreciation. These generally include common stocks of established, high-quality U.S. corporations. In addition, the Value Equity Portfolio will seek to diversify its investment over a carefully selected list of securities in order to moderate the risks inherent in equity investments.

The Value Equity Portfolio will invest in an equity security following a fundamental analysis of the issuing company. An important part of this analysis will be the examination of the company's ability to maintain its dividend. The Adviser believes that dividend income has proven to be an important component of total return. For example, during the ten-year period ended December 31, 1997, reinvested dividend income accounted for approximately 25% of the total return of the S&P 500 Index. Also, the Adviser believes that dividend income tends to be a more stable source of total return than capital appreciation. While the price of a company's common stock can be significantly affected by market fluctuations and other short-term factors, its dividend level usually has greater stability. For this reason, securities that pay a high level of dividend income tend to be less volatile in price than comparable securities that pay a lower level of dividend income.

Although the Value Equity Portfolio intends to invest primarily in equity securities, it may invest up to 20% of its assets in certain cash investments and certain short-term fixed income securities. See 'Investment Objectives and Policies -- Quality and Diversification Requirements' in the SAI. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to take a temporarily defensive position against potential stock market declines. These securities include: obligations of the United States Government and its agencies or instrumentalities; commercial paper, bank certificates of deposit and bankers' acceptances; and repurchase agreements collateralized by these securities. The Value Equity Portfolio may also purchase nonpublicly offered debt securities. See 'Additional Investment Information and Risk Factors -- Illiquid Investments; Privately Placed and Other Unregistered Securities.'

The Value Equity Portfolio may also utilize equity futures contracts and options to a limited extent. Specifically, the Portfolio may enter into futures contracts and options provided that such positions are established for hedging purposes only. See 'Futures Contracts.'


The Value Equity Portfolio intends to manage its securities actively in pursuit of its investment objective. Although it generally seeks to invest for the long-term, the Value Equity Portfolio retains the right to sell securities irrespective of how long they have been held. See 'Portfolio Transactions' in the SAI. To the extent the Value Equity Portfolio engages in short-term trading, it may incur increased transaction costs. For the period April 2, 1996 (commencement of operations) to December 31, 1996 and for the year ended December 31, 1997, the portfolio turnover rate for the Value Equity Portfolio was 19% and 47%, respectively.



Under normal circumstances, the Adviser intends to invest at least 80% of the Value Equity Portfolio's assets in the equity securities of domestic issuers. These investments will consist of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The Value Equity Portfolio's primary equity investments are the common stocks of established domestic companies. The common stock in which the Value Equity Portfolio may invest includes the common stock of any class or series or any similar equity interest such as trust or limited partnership interests. The Value Equity Portfolio invests in domestic securities listed on domestic securities exchanges and securities traded in domestic over-the-counter markets, and may invest in certain restricted or unlisted securities. See 'Additional Investment Information and Risk Factors.'


UBS INTERNATIONAL EQUITY FUND AND INTERNATIONAL EQUITY PORTFOLIO

The Adviser is responsible for supervising the management of the International Equity Portfolio's investments. Consistent with these duties, the Adviser has entered into a Sub-Advisory Agreement with UBSII, whereby UBSII is primarily responsible for the day-to-day investment decisions for the International Equity Portfolio. The Adviser is solely responsible for paying UBSII for these services. UBSII is an affiliate of the Adviser.

The International Equity Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus net income. The International Equity Fund is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the United States.

The International Equity Portfolio seeks to achieve its investment objective by investing in companies that UBSII believes are fundamentally sound and that are typically selling at below market valuations and that UBSII believes will grow at above-market rates. The emphasis on value leads to investments in companies with relatively low price/earnings and price/book value ratios and high yields.

UBSII actively manages currency exposure, in conjunction with country and stock allocations, in an attempt to protect the International Equity Portfolio's market value. Through the use of forward foreign currency exchange contracts, futures contracts and options on currencies, UBSII will adjust the International Equity Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive as market conditions warrant, based on fundamental research, technical factors and the judgment of UBSII's experienced currency managers. For more information on foreign currency exchange transactions, see 'Additional Investment Information and Risk Factors.'

The International Equity Portfolio intends to manage its securities actively in pursuit of its investment objective. The International Equity Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. It is anticipated that the annual portfolio turnover rate of the International Equity Portfolio will be less than 100%. See 'Portfolio Transactions' in the SAI. To the extent the International Equity Portfolio engages in short-term trading, it may incur increased transaction costs. For the period April 2, 1996 (commencement of operations) to December 31, 1996 and for the year ended December 31, 1997, the portfolio turnover rate for the International Equity Portfolio was 42% and 26%, respectively.

EQUITY INVESTMENTS. Under normal circumstances, UBSII intends to keep at least 65% of the value of the International Equity Portfolio's total assets in equity securities of foreign issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities.

The International Equity Portfolio's primary equity investments are the common stock of established companies based in developed countries outside the United States. The International Equity Portfolio will invest in companies based in at least five foreign countries. The common stock in which the International Equity Portfolio may invest includes the common stock of any class or series or any similar equity interest such as trust or limited partnership interests. The International Equity Portfolio may also invest in securities of issuers located in developing countries. See 'Additional Investment Information and Risk
Factors -- Risk Factors of Foreign Securities.' The International Equity Portfolio will invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

The International Equity Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities, enter into forward contracts on foreign currencies, purchase options on currencies and enter into certain hedging transactions that may involve options on securities and securities indices, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see 'Additional Investment Information and Risk Factors.'

UBS LARGE CAP GROWTH FUND AND LARGE CAP GROWTH PORTFOLIO


The Adviser is responsible for supervising the management of the Large Cap Growth Portfolio's investments. Consistent with these duties, the Adviser has entered into a Sub-Advisory Agreement with UBSAM, whereby UBSAM is primarily responsible for the day-to-day investment decisions for the Large Cap Growth Portfolio. The Adviser is solely responsible for paying UBSAM for these services. UBSAM is an affiliate of the Adviser.


The Large Cap Growth Portfolio's objective is to provide long-term capital appreciation. In order to accomplish this, the Large Cap Growth Portfolio intends to invest primarily in a diversified portfolio of common stocks, preferred stocks and other securities (such as warrants and rights) that are either convertible into or exchangeable for common stocks of large capital growth companies. The Large Cap Growth Portfolio defines 'large capital' companies as companies whose market capitalizations at the time of acquisition by the Large Cap Growth Portfolio are within the market capitalization range of those stocks listed on the S&P 500 Index. Additionally, the Large Cap Growth Portfolio will not invest more than 20% of its net assets in securities of companies whose market capitalization is less than $3 billion. 'Growth' companies generally include companies which have, in UBSAM's judgment, the prospects for above-average earnings and cash flow growth or meaningful increases in underlying asset values over time.

The Large Cap Growth Portfolio may also invest up to 20% of its assets in foreign securities, including American Depository Receipts ('ADRs'), which UBSAM believes meet the Large Cap Growth Portfolio's investment objective and relevant policies. See 'Foreign Investment Information' and 'Foreign Currency Exchange Transactions' under 'Additional Investment Information and Risk Factors.'

Under normal circumstances, the Large Cap Growth Portfolio will invest at least 65% of its assets in large capital growth companies. The Large Cap Growth Portfolio will invest in companies believed by UBSAM to represent above average growth opportunities. UBSAM will select individual securities for investment by screening for above average earnings growth expectations and reasonable valuations (price relative to earnings and cash flow). Growth company securities may have above average price volatility. The Large Cap Growth Portfolio attempts to reduce its overall exposure to the risk of declines in individual security prices by diversifying its investments over a carefully selected list of securities issued by different companies in a variety of industries.

Although the Large Cap Growth Portfolio intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its assets in certain cash investments and certain short-term fixed income securities. See 'Investment Objectives and Policies -- Quality and Diversification Requirements' in the SAI. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to take a temporarily defensive position against potential stock market declines. These securities include: obligations of the United States Government and its agencies or instrumentalities; money market mutual funds, commercial paper, bank certificates of deposit and bankers' acceptances; and repurchase agreements collateralized by these securities. Under market conditions where the Large Cap Growth Portfolio or UBSAM have adopted a defensive investment posture, the Large Cap Growth Portfolio may invest without limit in these securities. The Large Cap Growth Portfolio may also purchase nonpublicly offered debt securities. See 'Additional Investment Information and Risk Factors -- Illiquid Investments; Privately Placed and Other Unregistered Securities.'

The Large Cap Growth Portfolio may also utilize equity futures contracts and options to a limited extent. Specifically, the Large Cap Growth Portfolio may enter into futures contracts and options provided that such positions are established for hedging purposes only. See 'Additional Investment Information and Risk Factors -- Futures Contracts' and ' -- Options.'

The Large Cap Growth Portfolio may also sell securities short to a limited extent and for hedging purposes only. See 'Additional Investment Information and Risk Factors -- Short Sales.' The Large Cap Growth Portfolio may also invest in 'special situations.' See 'Additional Investment Information and Risk
Factors -- Special Situations.'


The Large Cap Growth Portfolio intends to manage its securities actively in pursuit of its investment objective. Although it generally seeks to invest for the long-term, the Large Cap Growth Portfolio retains the right to sell securities irrespective of how long they have been held. It is anticipated that the annual portfolio turnover of the Large Cap Growth Portfolio will not exceed 100%. To the extent the Large Cap Growth Portfolio engages in short-term trading, it may incur increased transaction costs. For the period October 14, 1997 (commencement of operations) through December 31, 1997, the portfolio turnover rate for the Large Cap Growth Portfolio was 6%.


UBS SMALL CAP FUND AND SMALL CAP PORTFOLIO

The Adviser is responsible for supervising the management of the Small Cap Portfolio's investments. Consistent with these duties, the Adviser has entered into a Sub-Advisory Agreement with UBSAM, whereby UBSAM is primarily responsible for the day-to-day investment decisions for the Small Cap Portfolio. The Adviser is solely responsible for paying UBSAM for these services. UBSAM is an affiliate of the Adviser.

The Small Cap Portfolio's objective is to provide long-term capital appreciation. In order to accomplish this, the Small Cap Portfolio intends to invest primarily in a diversified portfolio of common stocks,

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
preferred stocks and other securities (such as warrants and rights) that are either convertible into or exchangeable for common stocks of small capital growth companies. The Small Cap Portfolio defines 'small capital' companies as companies whose market capitalization at the time of acquisition by the Small Cap Portfolio is within the market capitalization range of those stocks on the Russell 2000 Index. 'Growth' companies are generally rapidly growing companies and may include companies still in the developmental stage or older companies that appear to be entering a new stage of growth owing to factors such as management changes or new technology, products or markets and may include providers of products or services with a high unit volume growth rate.

The Small Cap Portfolio may also invest up to 20% of its assets in foreign securities, including ADRs, which UBSAM believes meet the Small Cap Portfolio's investment objective and relevant policies. See 'Foreign Investment Information' and 'Foreign Currency Exchange Transactions' under 'Additional Investment Information and Risk Factors.'

Under normal circumstances, the Small Cap Portfolio will invest at least 65% of its assets in small capital growth companies. The Small Cap Portfolio may also invest in securities of emerging growth companies -- i.e. small or medium sized companies that have passed their start-up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products, services or processes, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market values.

The Small Cap Portfolio will invest, on an individual security basis, in companies believed by UBSAM to represent above average growth opportunities. UBSAM will select individual securities for investment by screening for above average growth expectations and reasonable valuations. Growth company securities may have above average price volatility. The Small Cap Portfolio attempts to reduce its overall exposure to the risk of declines in individual security prices by diversifying its investments over a carefully selected list of securities issued by different companies in a variety of industries.

Although the Small Cap Portfolio intends to invest primarily in equity securities, under normal market conditions it may invest up to 20% of its assets in certain cash investments and certain short-term fixed income securities. See 'Investment Objectives and Policies -- Quality and Diversification Requirements' in the SAI. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to take a temporarily defensive position against potential stock market declines. These securities include: obligations of the United States Government and its agencies or instrumentalities; money market mutual funds, commercial paper, bank certificates of deposit and bankers' acceptances; and repurchase agreements collateralized by these securities. Under market conditions where the Small Cap Portfolio or UBSAM has adopted a defensive investment posture, the Small Cap Portfolio may invest without limit in these securities. The Small Cap Portfolio may also purchase nonpublicly offered debt securities. See 'Additional Investment Information and Risk Factors -- Illiquid Investments; Privately Placed and Other Unregistered Securities.'

The Small Cap Portfolio may also utilize equity futures contracts and options to a limited extent. Specifically, the Small Cap Portfolio may enter into futures contracts and options provided that such positions are established for hedging purposes only. See 'Additional Investment Information and Risk
Factors -- Futures Contracts' and ' -- Options.'

The Small Cap Portfolio may also sell securities short to a limited extent and for hedging purposes only. See 'Additional Investment Information and Risk Factors -- Short Sales.' The Small Cap Portfolio may also invest in 'special situations.' See 'Additional Investment Information and Risk Factors -- Special Situations.'


The Small Cap Portfolio intends to manage its securities actively in pursuit of its investment objective. Although it generally seeks to invest for the long-term, the Small Cap Portfolio retains the right to sell securities irrespective of how long they have been held. It is anticipated that the annual portfolio turnover of the Small Cap Portfolio will not exceed 150%. To the extent the Small Cap Portfolio engages in short-term trading, it may incur increased transaction costs. For the period September 30, 1997

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

(commencement of operations) through December 31, 1997, the portfolio turnover rate for the Small Cap Portfolio was 3%.


ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

SMALL CAPITAL GROWTH AND EMERGING GROWTH COMPANIES. Because the securities of small capital growth and emerging growth companies, particularly those traded over-the-counter, may have more limited marketability than those of larger, more seasoned companies, or market averages in general, investing in small capital growth or emerging growth companies may involve greater than average risks. The value of the Small Cap Portfolio's shares may fluctuate more widely than the value of shares of a fund that invests primarily in larger, more established companies. Normally small capital growth companies have fewer shares outstanding than larger companies; consequently, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small capital growth companies may have limited product lines, markets or financial resources and may lack management depth. There is typically less publicly available information concerning smaller issuers than for larger, more established companies.

SPECIAL SITUATIONS. From time to time, the Large Cap Growth Portfolio and Small Cap Portfolio may invest in special situations. A special situation arises when UBSAM, as sub-adviser, believes that the securities of a particular issuer will be recognized and appreciate in value due to a specific development affecting that issuer. Developments that might create a special situation include a new product or process, a technological breakthrough, a management change, merger, recapitalization or other extraordinary corporate event, or a change in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not result in the anticipated market reaction.


SHORT SALES. In the event that UBSAM anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Small Cap and Large Cap Growth Portfolios will only enter into short sales for hedging purposes. The Small Cap and Large Cap Growth Portfolios will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Small Cap or Large Cap Growth Portfolio must replace the borrowed security. All short sales will be fully collateralized and the Small Cap and Large Cap Growth Portfolios will not sell securities short if immediately after and as a result of the short sale, the value of all securities sold short by either of the Small Cap or Large Cap Growth Portfolio exceeds 25% of its total assets. The Small Cap and Large Cap Growth Portfolios will also limit short sales of any one issuer's securities to 2% of their total assets and to 2% of any one class of the issuer's securities.


CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities. The convertible securities in which the Portfolios may invest include any debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Portfolios until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, a Portfolio will maintain a segregated account with the Custodian consisting of a portfolio of liquid securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, a Portfolio may be disadvantaged. It is the current policy of the Portfolios not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of such Portfolio's total assets less liabilities (excluding the obligations created by these commitments).

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MONEY MARKET INSTRUMENTS. Each of the Portfolios is permitted to invest in money market instruments although they intend to stay invested in equity securities to the extent practical in light of their objectives and long-term investment perspectives. The Portfolios may make money market investments pending other investments or settlements, for liquidity purposes or in adverse market conditions. Such money market investments may include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank obligations, money market mutual funds and repurchase agreements. The International Equity Portfolio may also invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities, and political subdivisions. For more detailed information about these money market investments, see 'Investment Objectives and Policies' in the SAI.

REPURCHASE AGREEMENTS. Each Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Board of Trustees (the 'Trustees'). In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by a Portfolio to the seller. A Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, a Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, a Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days may be considered illiquid and are limited. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio is also permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of a Portfolio to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objectives and Policies' in the SAI.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. Each Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of such Portfolio's net assets would be in illiquid investments or investments that are not readily marketable. In addition, each Portfolio will not invest more than 10% of the market value of its total assets in restricted securities (not including Rule 144A securities) that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (the 'Securities Act'). Subject to those non-fundamental policy limitations, each Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Portfolio. Repurchase agreements maturing in more than seven days are considered illiquid investments and, as such, are subject to the limitations set forth in this paragraph. The price a Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

Each Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees of the Trust. The Trustees of the Trust will monitor the Adviser's implementation of these guidelines on a periodic basis.

SECURITIES LENDING. Subject to applicable investment restrictions, a Portfolio may lend its securities. A Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by a Portfolio in the normal

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
settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolios will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or affiliate of the Company, the Trust, a Portfolio, or the Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.

RISK FACTORS OF FOREIGN SECURITIES. Investments in non-U.S. issuers involve certain risks and considerations not typically associated with investments in U.S. issuers. These risks include greater price volatility, reduced liquidity and the significantly smaller market capitalization of most non-U.S. securities markets, more substantial government involvement in the economy, higher rates of inflation, greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

The International Equity Portfolio will invest primarily in foreign securities. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on such investments.

Investors should realize that the value of the International Equity Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the International Equity Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the International Equity Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of such investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the International Equity Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in countries other than in the United States.

Although the International Equity Portfolio invests primarily in securities of established issuers based in developed foreign countries, it may also invest in securities of issuers in developing market countries. Investments in securities of issuers in developing market countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the markets for securities of emerging market issuers and the currently low or non-existent volume of trading, resulting in limited liquidity and in price volatility; (iii) certain national policies that may restrict the International Equity Portfolio's investment opportunities

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
including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Each Portfolio (except the Value Equity Portfolio) may invest in securities of foreign issuers directly or in the form of ADRs, European Depository Receipts ('EDRs'), Global Depositary Receipts ('GDRs') or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the foreign issuer. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. GDRs are issued outside the United States, typically by non-U.S. banks and trust companies. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for use in European securities markets and domestic and European securities markets, respectively.

Because investments in foreign securities involve foreign currencies, the value of assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency exchange rates and in exchange control regulations, including currency blockage. See 'Foreign Currency Exchange Transactions' below.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the International Equity Portfolio will and the Small Cap Portfolio and the Large Cap Growth Portfolio may buy and sell securities and will receive interest and dividends in currencies other than the U.S. dollar, the International Equity, Small Cap and Large Cap Growth Portfolios may, from time to time, enter into foreign currency exchange transactions. The International Equity, Small Cap, and Large Cap Growth Portfolios may enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, use forward currency contracts to purchase or sell foreign currencies, use currency futures contracts or purchase or sell options thereon or purchase or sell currency options.

A forward foreign currency exchange contract is an obligation of such Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Currency options give the buyer the right, but not the obligation, to purchase or sell a fixed amount of a specific currency at a fixed price at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The International Equity, Small Cap, and Large Cap Growth Portfolios will not enter into these foreign currency exchange transactions for speculative purposes. Foreign currency exchange transactions do not eliminate fluctuations in the local currency prices of such Portfolio's securities or in foreign exchange rates, or prevent loss if the local currency prices of these securities should decline.

A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

The International Equity, Small Cap and Large Cap Growth Portfolios may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The International Equity, Small Cap and Large Cap Growth Portfolios may use these techniques to hedge against a change in foreign currency exchange rates (with the U.S. dollar or other foreign currencies) that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, these transactions also limit any potential gain that might be realized should the value of the hedged currency increase. Additionally, the premiums paid by such Portfolio for currency or futures options increase the Portfolio's transaction costs. Similarly, the cost of the Portfolio's spot currency

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exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold. Moreover, forward contracts that convert one foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis-a-vis the hedged currency and the U.S. dollar. The precise matching of these transactions and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date such a transaction is entered into and the date it matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain.

FUTURES AND OPTIONS TRANSACTIONS. Each Portfolio is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.

The Portfolios may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on equity securities or indices of equity securities, enter into forward contracts, purchase and sell futures contracts on indices of equity securities and purchase or sell put and call options on futures contracts on indices of equity securities. The Portfolios may use these techniques for hedging or risk management purposes or, subject to certain limitations, for investment purposes in lieu of investing directly in the corresponding securities or instruments. Such use of derivatives may be considered speculative.

The Portfolios may use these techniques to manage their exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if a Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolios will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. The use of options and futures may involve some leverage; such leverage is reduced by the requirement of the SEC to 'cover' such obligations. See
'Cover -- Segregated Accounts' below. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy in a manner deemed appropriate to the Adviser or Sub-Adviser and consistent with the Portfolio's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A Portfolio's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio's return. While a Portfolio's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser or Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, such strategies may lower a Portfolio's return. Certain strategies limit a Portfolio's opportunity to realize gains as well as limiting its exposure to losses. A Portfolio could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Portfolio will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolios may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.

The Commodity Exchange Act prohibits U.S. persons, such as the Portfolios, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, the International Equity Portfolio will not engage in foreign futures or options transactions unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable Commodity Futures Trading Commission ('CFTC') regulations or CFTC staff advisories, interpretations and no action letters.

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
In addition, in order to assure that the Portfolios will not be considered a 'commodity pool' for purposes of CFTC rules, the Portfolios will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions as defined under CFTC rules, or (2) no more than 5% of such Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities, indices of securities prices and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

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
The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.

OPTIONS ON INDICES. Each Portfolio is permitted to enter into options transactions and may purchase and sell put and call options on any securities index based on securities in which a Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered into. When a Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Portfolio wishes to close out a particular position.

When a Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by a Portfolio, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match a Portfolio's current or anticipated investments. The Portfolios may invest in futures contracts and options thereon based on currencies or on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of such Portfolio's other investments. A Portfolio may also enter into transactions in futures contracts and options for specific non-hedging purposes, as discussed above.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Portfolio buys or sells a futures contract it will be required to deposit 'initial margin' with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM'), or with the FCM. Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Portfolio to close out its futures positions. Until it closes out a futures position, a Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Portfolio's investment restrictions. In the event of the bankruptcy

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
of an FCM that holds margin on behalf of a Portfolio, a Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

COVER -- SEGREGATED ACCOUNTS. Each Portfolio will segregate liquid securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objectives and Policies' in the SAI.

INVESTMENT RESTRICTIONS

The investment objectives of each Fund and its respective Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the 1940 Act), of such Fund or such Portfolio, respectively. Each Fund has the same investment restrictions as its respective Portfolio, except that a Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as its respective Portfolio). References below to a Portfolio's investment restrictions also include the Fund's investment restrictions.

As a diversified investment company, 75% of the total assets of each Portfolio are subject to the following fundamental limitations: (a) each Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities; and (b) each Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

A Portfolio may not: (i) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of such Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of such Portfolio's total assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of such Portfolio's total assets at the time of such borrowing, or purchase securities while borrowings and other senior securities exceed 5% of its total assets. For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the SAI.

MANAGEMENT

DIRECTORS AND TRUSTEES. Pursuant to the Trust's Declaration of Trust, the Trustees establish each Portfolio's general policies, are responsible for the overall management of the Trust, and review the actions of the Adviser, UBSAM, UBS II, the Administrator and other service providers. Similarly, the Directors set the Company's general policies, are responsible for the overall management of the Company, and review the performance of its service providers. Additional information about each Board and the officers of the Trust and the Company appears in the SAI under the heading 'Directors and Trustees.' The Trustees of the Trust are also the Directors of the Company, which raises certain conflicts of interest. The Company and the Trust have each adopted written procedures reasonably designed to deal with these conflicts, should they arise. The officers of the Trust and the Company are also employees of Investors Bank or its affiliates.

ADVISER, SUB-ADVISERS AND FUNDS SERVICES AGENT. The Company has not retained the services of an investment adviser with respect to the Funds because the Funds seek to achieve their investment objective by investing all of their investable assets in their respective Portfolios. Each Portfolio has retained the services of the Branch as investment adviser. The International Equity Portfolio has retained the services of UBSII as investment sub-adviser and the Large Cap Growth and Small Cap Portfolios have each retained the services of UBSAM as investment sub-adviser. The Branch, which operates out of offices located at 1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSAM, which also operates out of offices located at 1345 Avenue of the Americas, New York, New York, is a registered investment adviser in the United States. UBSII, with principal offices at Triton Court, 14 Finsbury Square, London, England, EC2A 1PD, is a corporation organized under the laws of the United Kingdom.


The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At December 31, 1997, the Bank (including its consolidated subsidiaries) had total assets of $395.1 billion (unaudited) and shareholders' equity of $14.4 billion (unaudited).



On December 8, 1997, the Bank and Swiss Bank Corporation ('Swiss Bank') announced their intention to merge (the 'Merger Transaction') the Bank with Swiss Bank to form a new company expected to be called UBS. In February, 1998 the shareholders of UBS and Swiss Bank overwhelmingly approved the Merger Transaction. The Merger Transaction's completion is still subject to a number of conditions, including the receipt of regulatory approvals.


The Adviser, UBSAM and UBSII each provide investment advice and portfolio management to the respective Portfolios. Subject to the supervision of the Trustees and the Adviser, UBSII makes the International Equity Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the International Equity Portfolio's investments and operations. Subject to the supervision of the Trustees and the Adviser, UBSAM makes the Large Cap Growth and Small Cap Portfolios' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the investments and operations for the Large Cap Growth and Small Cap Portfolios. See 'Investment Adviser and Funds Services Agent' in the SAI.

In addition to the above-listed investment advisory services, the Branch also provides the Funds and the Portfolios with certain related administrative services. Subject to the supervision of the Directors and Trustees, respectively, the Branch is responsible for: establishing performance standards for the third-party service providers of the Funds and Portfolios and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Funds and providing any resultant expense reimbursement to the Funds.

The Branch provides its administrative services to each Fund pursuant to a Funds Services Agreement between the Branch and the Company. The Branch does not receive a fee from the Company or the Funds pursuant to the terms of the Funds Services Agreement.


Under the Trust's Investment Advisory Agreement, the Value Equity Portfolio, International Equity Portfolio, Large Cap Growth Portfolio and Small Cap Portfolio pay the Adviser a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.60%, 0.85%, 0.60%, and 0.60% of the respective Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive its fees and reimburse the Funds and the Portfolios for any of their direct and indirect expenses to the extent that each Fund's total operating expenses (including its share of its Portfolio's expenses) exceed, respectively, on an annual basis, 1.00%, 1.40%, 1.00%, and 1.20% of the respective Fund's average daily net assets. The Adviser may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to a Fund. See 'Expenses.'

Pursuant to the Sub-Advisory Agreement between the Adviser and UBSII, the Adviser has agreed to pay UBSII a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.75% of the International Equity Portfolio's first $20 million average daily net assets, plus 0.50% of the next $30 million average daily net assets, plus 0.40% of the International Equity Portfolio's average daily net assets in excess of $50 million. The Adviser is solely responsible for paying UBSII this fee.


Pursuant to Sub-Advisory Agreements between the Adviser and UBSAM, the Adviser has agreed to pay UBSAM a fee, calculated daily and paid monthly, equal, on an annual basis to the following rates:



Large Cap Growth   0.30% of the Portfolio's first $25 million average daily net assets,
  Portfolio        0.25% of the Portfolio's next $25 million average daily net assets and
                   0.20% of the Portfolio's average daily net assets in excess of $50 million
Small Cap          0.40% of the Portfolio's first $25 million average daily net assets,
  Portfolio        0.325% of the Portfolio's next $25 million average daily net assets and
                   0.25% of the Portfolio's average daily net assets in excess of $50 million



The Adviser is solely responsible for paying UBSAM these fees.


PORTFOLIO MANAGERS. The Adviser, UBSAM and UBSII each use a sophisticated, disciplined, collaborative process for managing all asset classes. The Adviser, UBSAM and UBSII have advised mutual funds since 1996, but each also has considerable experience managing portfolios with similar investment objectives. See 'Historical Performance of Comparable Discretionary Accounts.'


Neil S. Kenagy is primarily responsible for the day-to-day management and implementation of the Adviser's process for the Value Equity Portfolio. Mr. Kenagy, CFA, has been a Vice President and Portfolio Manager of UBSAM since February 1996. Previously, Mr. Kenagy was Vice President and Portfolio Manager for Dillon Read Investment Management from March 1992 through February 1996. Mr. Kenagy has seven years of investment experience.



Robin Apps is primarily responsible for the day-to-day management and implementation of UBSII's process for the International Equity Portfolio. Mr. Apps has been a Senior Vice President of UBSII since 1990, and is responsible for researching investment opportunities in the Far East. Mr. Apps has twelve years of investment experience and is also qualified as an actuary.


Wayne D. Thornbrough, CFA is primarily responsible for the day-to-day management and implementation of UBSAM's process for the Large Cap Growth Portfolio. Mr. Thornbrough has thirty years investment experience and has been the Chief Investment Officer and a Managing Director of UBSAM since 1995. Previously, Mr. Thornbrough has been affiliated with a number of investment firms, including State Street Research and Dillon, Read & Co. Mr. Thornbrough received an MBA from Harvard University Business School and a BA from Harvard University.


Paul A. Graham, Jr., CFA and David N. Wabnik are primarily responsible for the day-to-day management and implementation of UBSAM's process for the Small Cap Portfolio. Mr. Graham has twelve years investment experience and has been a Director and Senior Portfolio Manager of UBSAM since 1994. Previously, Mr. Graham was affiliated with Value Line, Inc. Mr. Graham received a BA from Dartmouth College and is a member of the New York Society of Security Analysts. Mr. Wabnik has seven years investment experience and has been a Vice President and Portfolio Manager of UBSAM since 1995. Prior to joining UBSAM, Mr. Wabnik was affiliated with Value Line Asset Management and Morgan Stanley & Co., Inc. Mr. Wabnik holds an MBA from Columbia Business School.


ADMINISTRATORS. The Portfolios and the Funds employ IBT Ireland, a subsidiary of Investors Bank, and Investors Bank, respectively, as Administrators under Administration Agreements (the 'Administration Agreements') to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.

For its services under the Administration Agreement, each Fund pays Investors Bank a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of such Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Investors Bank does not receive a fee from the Funds on average daily net assets in excess of $200 million. For its services under the Administration Agreement, each Portfolio pays IBT Ireland a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.07% of such Portfolio's first $100 million average daily net assets and 0.05% of the assets average daily net in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.


DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. ('First Fund'or the 'Distributor') serves as the distributor of each Fund's shares. First Fund is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). First Fund is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of First Fund are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from the Administrator.

CUSTODIAN. Investors Bank also serves as the custodian for the Portfolios and the Funds and transfer and dividend disbursing agent for the Funds. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X 1C8.

SHAREHOLDER SERVICES


The Company has entered into a shareholder servicing agreement with the Branch, and may enter into additional shareholder servicing agreements with one or more financial institutions (together with the Branch, 'Eligible Institutions') such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or broker-dealer. Pursuant to each shareholder servicing agreement, an Eligible Institution, as agent for its customers who are purchasing shares of a Fund, will perform the following services for these investors, among other things: coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to a Fund, and responding to shareholder inquiries. The Company has agreed to pay each Eligible Institution a fee for these services equal, on an annual basis, to 0.25% of the average daily net assets of the Fund represented by shares of the Fund owned during the period for which payment is being made. Under the terms of the shareholder servicing agreements, Eligible Institutions may delegate one or more of their responsibilities to other entities at their expense.


EXPENSES


In addition to the fees of the Adviser, Investors Bank and IBT Ireland, the Funds will be responsible for other expenses, including brokerage costs and litigation and extraordinary expenses. The Adviser has voluntarily agreed to limit the total operating expenses of the Value Equity Fund, International Equity Fund, Large Cap Growth Fund and Small Cap Fund, excluding extraordinary expenses, to an annual rate of 1.00%, 1.40%, 1.00%, and 1.20%, respectively, of each Fund's average daily net assets. The Branch may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' prior notice to the Fund.


The Funds and the Portfolios may allocate brokerage transactions to their affiliates and the Adviser's affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Company also reserves the right to determine the purchase orders that it will accept and reserves the right to cease offering its shares for a

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
period of time. The shares of a Fund may be purchased only in those states where they may be lawfully sold.

The minimum initial investment in a Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment in a Fund for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000. The minimum subsequent investment is $1,000. These minimum investment requirements may be waived at a Fund's discretion.

No share certificates will be issued.

PURCHASE PRICE AND SETTLEMENT. Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. Each Fund calculates its net asset value at the close of business on any day on which the New York Stock Exchange (the 'NYSE') is open for regular trading (a 'Fund Business Day'). Purchase orders received and accepted by the Distributor prior to 4:00 p.m. New York time on any Fund Business Day will be effective and is executed at the net asset value determined that day. The purchaser becomes a holder of record that day, provided the Fund receives payment for those shares on the following business day ('settlement date') and as a recordholder is entitled to earn dividends. Purchase orders received after 4:00 p.m. will receive the net asset value determined on the next Fund Business Day, and the investor becomes a holder of record on the business day following the Fund's receipt of payment. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided by the net asset value per share of the Fund next determined on the day that the investor's purchase is accepted. See also 'Purchase of Shares' in the SAI.

Customers of Eligible Institutions should request a representative of their Eligible Institution to assist them in placing a purchase order with the Distributor. Shareholders who do not currently maintain a relationship with an Eligible Institution may purchase shares of a Fund directly from the Distributor by wire transfer or mail.

By wire transfer: Purchases may be made by federal funds wire. To place a purchase order with a Fund, the shareholder must telephone the Transfer Agent at
(888) UBS-FUND (888-827-3863). A completed account application must promptly follow any wire order for an initial purchase. Completed account applications should be mailed or sent via facsimile. Shareholders should contact the Transfer Agent for further instructions regarding account applications. Account applications are not required for subsequent purchases; however, the investor's account number must be clearly marked on the check to ensure proper credit.

All investments must be paid for by U.S. Federal Funds wire. An investor should instruct its bank to wire federal funds as indicated below on settlement date:

                         Investors Bank & Trust Company
                     Attn: UBS Private Investor Funds, Inc.
                                ABA #: 011001438
                                DDA #: 841212416
                      for further credit to [Name of fund]
                 [Investor account name(s) and account number]

By mail: Shareholders may purchase shares of a Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.', to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 9130; MFD 23, Boston, MA 02117-9130.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase. The Funds will not accept third party checks.

The Transfer Agent will maintain the accounts for all shareholders of record. For account balance information and shareholder services, shareholders should contact the Transfer Agent at (888) UBS-

FUND (888-827-3863) or in writing at UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 9130; MFD 23, Boston, MA 02117-9130.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. Redemption requests must include the name of the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed by a person who is authorized to transact on behalf of the shareholder. In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures. If the guarantor institution belongs to one of the Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp. Guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

Customers of Eligible Institutions must request a representative of their Eligible Institution to assist them in placing a redemption order with a Fund.

REDEMPTION PRICE AND SETTLEMENT. Redemption orders received by the Distributor in good form prior to 4:00 p.m. New York time on any Fund Business Day will be effected and executed at the net asset value determined on that day. Redemption orders received after 4:00 p.m. New York time will be effected and executed at the net asset value determined on the next Fund Business Day. Proceeds from the redemption will be generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder, or sent by check to the address of record if requested by the shareholder. The Funds may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.


Shareholders who maintain an account directly with the Distributor may redeem Fund shares by mail or telephone.


By mail: Redemption requests may be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, a signature guarantee is required. See 'General Information on Redemptions' above.

By telephone: The shareholder may place a redemption request by calling the Transfer Agent at 888-UBS-FUND (888-827-3863). Shareholders utilizing the telephone redemption option must have previously designated this option on the initial account application, or by subsequent written authorization to a Fund. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Funds and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by a Fund or the Transfer Agent to employ such procedures may cause a Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in a Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, a Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, a Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

The right of redemption may be suspended or the date of payment postponed for such periods as the 1940 Act or the SEC may permit. See 'Redemption of Shares' in the SAI.

EXCHANGE OF SHARES

An investor may exchange Fund shares for shares of any other series of the Company, without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the Company's other series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See appropriate section relating to the purchase and redemption of shares in this and other prospectuses. See also 'Additional Information' below for an explanation of the telephone exchange policy.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Funds reserve the right to discontinue, alter or limit the exchange privilege at any time.

RETIREMENT PLANS

The Funds have available a form of Individual Retirement Account ('IRA') for investment in Fund shares. Subject to certain restrictions imposed by applicable tax laws, self-employed individuals may purchase shares of the Funds through tax-deductible contributions to existing retirement plans known as Self-Employed Retirement Plans ('SERPs'). Fund shares may also be a suitable investment for '401(k) Plans' which, subject to certain restrictions, allow their participants to invest in qualified pension plans on a tax-deferred basis. The Funds do not currently act as sponsor to such plans.

The minimum initial investment for all such retirement plans is $2,000. The minimum for all subsequent investments is $500.

Under the Code, individuals may make IRA contributions of up to $2,000 annually, which may be, depending on the contributor's participation in an employer-sponsored plan and income level, wholly or partly tax-deductible. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $4,000 annually to one or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.


Investors should be aware that they may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs or other retirement plans under certain circumstances. Prior to a withdrawal, shareholders may be required to certify as to their age and awareness of such restrictions in writing. Clients of Eligible Institutions desiring information concerning investments through IRAs or other retirement plans should contact their Eligible Institution. Clients who do not maintain a relationship with an Eligible Institution may obtain such information by calling the Transfer Agent at (888) UBS-FUND (888-827-3863).

DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of a Fund's net investment income, if any, are declared and paid annually. The Funds may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on such Fund.

Substantially all of a Fund's realized net capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on a Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.

Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional Fund shares unless the shareholder has elected, in writing, to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check to the shareholder's address of record, in accordance with the shareholder's instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

A Fund's net asset value per share equals the value of a Fund's total assets (i.e., the value of its investment in its Portfolio plus its other assets) less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the service providers of the Funds and the Portfolios, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value.' See 'Net Asset Value' in the SAI for information on the valuation of a Portfolio's assets and liabilities.

Each Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Funds on a day in which no orders to purchase or redeem Fund shares have been received or on any day on which the New York Stock Exchange is closed, including the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Funds expect to close for purchases and redemptions at the same time.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

The Company, a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund. The Company is currently authorized to issue shares in nine series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS High Yield Bond Fund Series; The UBS Real Estate Fund Series; The UBS International Equity Fund Series; The UBS Institutional International Equity Fund Series; The UBS Value Equity Fund Series; The UBS Small Cap Fund Series; and The UBS Large Cap Growth Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of The UBS Value Equity Fund Series, The UBS International Equity Fund Series, The UBS Small Cap Fund Series and The UBS Large Cap Growth Fund Series are offered through this Prospectus.

Shareholders of a Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by its Articles of Incorporation or the 1940 Act. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.

UBS INVESTOR PORTFOLIOS TRUST

The Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests divided into one or more subtrusts or series. To date, seven series have been authorized: the Value Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, Large Cap Growth Portfolio, Real Estate Portfolio, Bond Portfolio and High Yield Bond Portfolio.

The Declaration of Trust provides that no Trustee, shareholder, officer, employee, or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of a Portfolio, but that only the Trust property shall be liable. The Declaration of Trust provides that a Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all the obligations of the Portfolio. However, the risk of a Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investment in a Portfolio.

TAXES

Each of the Funds intends to annually qualify and elect to be treated as RICs under Subchapter M of the Code. As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed. Each Portfolio intends to qualify as a partnership for federal income tax purposes. As such, the Portfolios generally should not be subject to tax. The status of each Fund as a RIC is dependent on, among other things, each respective Portfolio's continued qualification as a partnership for federal income tax purposes.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to Fund shareholders whether such distributions are received in the form of cash or reinvested in additional shares. Distributions of net gains from certain foreign currency transactions are taxable as ordinary income to shareholders of the International Equity Fund whether such distributions are received in the form of cash or reinvested in additional shares. To the extent that dividends distributed to shareholders are designated as derived from a Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, such dividends are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations. Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for such Fund.


Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than a year, otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, and to the extent that, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of such Fund.


The Funds will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by such Fund. Furthermore, dividends declared in October, November, or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The International Equity Portfolio is subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the International Equity Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the International Equity Fund may elect to treat its proportionate share of foreign income taxes paid by the International Equity Portfolio as paid directly by the International Equity Fund's shareholders. The International Equity Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year that it makes the election of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the International Equity Fund makes the election, each shareholder will be required to include in income its proportionate share of the amount of foreign income taxes paid by the International Equity Portfolio and will be entitled to claim either a credit (which is subject to certain limitations), or, if the shareholder itemizes deductions, a deduction for its share of the foreign income taxes in computing its federal income tax liability. No deduction will be permitted to individuals in computing their alternative minimum tax liability.

If the International Equity Portfolio or the International Equity Fund purchases shares in certain foreign investment entities, referred to as 'passive foreign investment companies,' the International Equity Fund may be subject to U.S. Federal income tax, and an additional charge in the nature of interest, on a portion of any 'excess distribution' from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the International Equity Fund as a dividend to its shareholders. If the International Equity Fund were able and elected to treat a passive foreign investment company as a 'qualified electing fund,' in lieu of the treatment described above, the International Equity Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirement set forth above, the International Equity Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the International Equity Fund.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of a Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution. If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, a Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See 'Taxes' in the SAI.

ADDITIONAL INFORMATION

The Funds will send their shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and periodic statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

Shareholders of certain Eligible Institutions may be given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Eligible Institution, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.


The Funds may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Morgan Stanley Indices, Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, S&P 500 Index, the Dow Jones Average, the Frank Russell Indices, the MSCI EAFE Index, the Financial Times World Stock Index and other industry publications.


The Funds may advertise 'total return.' The total return shows what an investment in a Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of an Eligible Institution by calling the Eligible Institution and other shareholders may address their inquiries to the Transfer Agent.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                         PAGE
                                                                                                         ---

Investors for Whom the Funds are Designed.............................................................     2
Financial Highlights..................................................................................     5
Master-Feeder Structure...............................................................................    12
Investment Objectives and Policies....................................................................    13
Additional Investment Information and Risk Factors....................................................    18
Investment Restrictions...............................................................................    25
Management............................................................................................    25
Shareholder Services..................................................................................    28
Expenses..............................................................................................    28
Purchase of Shares....................................................................................    28
Redemption of Shares..................................................................................    30
Exchange of Shares....................................................................................    31
Retirement Plans......................................................................................    31
Dividends and Distributions...........................................................................    32
Net Asset Value.......................................................................................    32
Organization..........................................................................................    32
Taxes.................................................................................................    33
Additional Information................................................................................    34


--------------------------------------------------------------------------------

INVESTMENT ADVISER                                   Union Bank of Switzerland,
                                                     New York Branch
                                                     1345 Avenue of the Americas
                                                     New York, New York 10105

INVESTMENT SUB-ADVISERS                              UBS Asset Management (New York) Inc.
                                                     1345 Avenue of the Americas
                                                     New York, New York 10105
                                                     UBS International Investment London Limited
                                                     Triton Court
                                                     14 Finsbury Square
                                                     London, England EC2A 1PD

ADMINISTRATOR, CUSTODIAN                             Investors Bank & Trust Company
AND TRANSFER AGENT                                   200 Clarendon Street
                                                     Boston, Massachusetts 02116

DISTRIBUTOR                                          First Fund Distributors, Inc.
                                                     4455 E. Camelback Road
                                                     Phoenix, Arizona 85018

--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

[LOGO]

-------------------------------------------------------------------------------
                      UBS
                      BOND
                      FUND

                      UBS
                      HIGH YIELD
                      BOND FUND
                      ------------------------

                      UBS
                      Private Investor
                      Funds, Inc.

                      Prospectus
                      May 1, 1998

-------------------------------------------------------------------------------

PROSPECTUS

UBS BOND FUND
UBS HIGH YIELD BOND FUND
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (888) UBS-FUND ((888) 827-3863)

This Prospectus pertains to the UBS Bond Fund (the 'Bond Fund') and the UBS High Yield Bond Fund (the 'High Yield Bond Fund,' each a 'Fund,' collectively, the 'Funds').

The Funds are diversified, no-load mutual funds for which there are no sales charges or exchange or redemption fees. The Funds are two of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

UNLIKE OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE BOND FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN UBS BOND PORTFOLIO (THE 'BOND PORTFOLIO'), AND THE HIGH YIELD BOND FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN UBS HIGH YIELD BOND PORTFOLIO (THE 'HIGH YIELD BOND PORTFOLIO,' EACH A 'PORTFOLIO,' COLLECTIVELY, THE 'PORTFOLIOS'). THE PORTFOLIOS ARE SERIES OF UBS INVESTOR PORTFOLIOS TRUST (THE 'TRUST'), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PORTFOLIOS HAVE THE SAME INVESTMENT OBJECTIVES AS THEIR RESPECTIVE FUNDS. THE FUNDS EMPLOY A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE THAT IS MORE FULLY DESCRIBED UNDER THE SECTION CAPTIONED 'MASTER-FEEDER STRUCTURE.'

The Portfolios are advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') and the High Yield Bond Portfolio has entered into a sub-advisory agreement with UBS Asset Management (New York) Inc. ('UBSAM', the 'Sub-Adviser' and, together with the Adviser, the 'Advisers').

This Prospectus sets forth concisely the information about the Funds that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated May 1, 1998 (the 'SAI'), provides further discussion of certain topics referred to in this Prospectus and other matters that may be of interest to investors. The SAI, which has been filed with the Securities and Exchange Commission (the 'SEC'), is incorporated herein by reference, and is available without charge upon written request from the Company or the Distributor (as defined herein) at the addresses set forth on the back cover of the Prospectus or by calling (888) UBS-FUND ((888) 827-3863).

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUNDS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN EITHER FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED MAY 1, 1998.

INVESTORS FOR WHOM THE FUND IS DESIGNED


GENERAL


This Prospectus describes each Fund's investment objective and policies, management and operations to enable investors to decide if either Fund suits their investment needs. Because the investment characteristics and experience of the Funds will correspond directly with those of the Portfolios, the discussion in this section of the Prospectus focuses on the investments and investment policies of the Portfolios. There is no assurance that either Fund or its corresponding Portfolio will achieve its stated objective.

Each Portfolio is a series of the Trust, an open-end management investment company. Each Portfolio has the same investment objective as its respective Fund. The net asset values of shares of each Fund fluctuate with changes in the value of the investments in such Fund's respective Portfolio.


The minimum initial investment in either Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment for all investors is $5,000. These minimums may be waived at either Fund's discretion. See 'Purchase of Shares.' If shareholders reduce their total investment in shares of either Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption.' Each Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.


UBS BOND FUND

The Bond Fund is designed for investors seeking a higher total return from a portfolio of debt securities issued by domestic and foreign companies than that generally available from a portfolio of short-term obligations in exchange for some risk of capital. The net asset value of shares of the Bond Fund fluctuates with changes in the value of the investments in the Bond Portfolio. See 'Investment Objectives and Policies -- Quality Information.'

The Bond Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Bond Portfolio are bonds and debt instruments of domestic and foreign companies. The Bond Portfolio may also invest in futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. For further information about these investments and related investment techniques, see 'Investment Objectives and Policies' discussed below.

UBS HIGH YIELD BOND FUND

The High Yield Bond Fund is designed for investors seeking higher current income from a portfolio of higher-yielding, lower-rated debt securities issued by domestic and foreign companies than that generally available from a portfolio of higher-rated obligations in exchange for assuming additional risk of capital. The High Yield Bond Fund will also seek capital appreciation when consistent with high current income by investing in securities benefiting from declines in long-term interest rates or improvements in credit quality. The net asset value of shares of the High Yield Bond Fund fluctuates with changes in the value of the investments in the High Yield Bond Portfolio. See 'Investment Objectives and Policies -- Quality Information.'

The High Yield Bond Portfolio may make various types of investments in seeking its objectives. Among the permissible investments for the High Yield Bond Portfolio are high-yielding, lower-rated bonds and debt instruments of domestic and foreign companies commonly known as 'junk bonds.' Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in the High Yield Bond Fund. The High Yield Bond Fund is designed for investors willing to assume additional risk in return for above-average income potential. See 'Additional Investment Information and Risk Factors.'

The High Yield Bond Portfolio may also invest in futures contracts, options, forward contracts on foreign currencies, certain privately placed securities and equity securities such as common and preferred stocks.

For further information about these investments and related investment techniques, see 'Investment Objectives and Policies' discussed below.

The following table illustrates that Fund investors incur no shareholder transaction expenses: their investments in the Funds are subject only to the operating expenses set forth below for the Funds and their respective Portfolios as a percentage of average daily net assets of such Fund. The Directors believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to and may be less than the expenses that such Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Expenses for each Fund and Portfolio are discussed below under the headings 'Management,' 'Expenses' and 'Shareholder Services.'

SHAREHOLDER TRANSACTION EXPENSES (BOTH FUNDS)

Sales Load Imposed on Purchases.....................................................................   None
Sales Load Imposed on Reinvested Dividends..........................................................   None
Deferred Sales Load.................................................................................   None
Redemption Fees.....................................................................................   None
Exchange Fees.......................................................................................   None

EXPENSE TABLE


                                                                                                   HIGH
                                                                                       BOND        YIELD
                                                                                       FUND      BOND FUND
                                                                                       ----      ---------

ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**...................................................   0.02%        0.00%
Rule 12b-1 Fees.....................................................................   None         None
Other Expenses, After Expense Reimbursements***.....................................   0.78%        0.90%
                                                                                       ----      ---------
Total Operating Expenses, After Fee Waivers and Expense Reimbursements*.............   0.80%        0.90%
                                                                                       ----      ---------
                                                                                       ----      ---------



* Expenses are expressed as a percentage of a Fund's average daily net assets and are based on the expenses actually incurred during the fiscal year ended December 31, 1997 for the Bond Fund, and expected to be incurred during the fiscal year ending December 31, 1998, for the High Yield Bond Fund, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses were equal, on an annual basis, to 2.34% of the Bond Fund's average daily net assets and are expected to be equal, on an annual basis, to 2.81% of the High Yield Bond Fund's average daily net assets. See 'Management.'


** The Adviser has agreed to waive fees and reimburse each Fund and its respective Portfolio for any of its respective operating expenses to the extent that each such Fund's total operating expenses (including its share of its respective Portfolio's expenses) exceed, on an annual basis, 0.80% of the Bond Fund's average daily net assets and 0.90% of the High Yield Bond Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' prior notice to either Fund.

If there were no fee waiver in effect, the Bond Portfolio and the High Yield Bond Portfolio's advisory fees would each be equal, on an annual basis, to 0.45% of the average daily net assets of each such Portfolio. See
'Management -- Adviser and Funds Services Agent' and 'Expenses.'

*** The fees and expenses in Other Expenses include fees payable to:

(i) Investors Bank & Trust Company ('Investors Bank', the 'Custodian', or the 'Transfer Agent') (a) under an Administration Agreement with the Funds, (b) as custodian of the Funds and the Portfolios and (c) as transfer agent of the Funds;

(ii) IBT Trust & Custodial Services (Ireland) LMTD ('IBT Ireland') under an Administration Agreement with the Portfolios, and

(iii) Eligible Institutions providing shareholder services under various shareholder servicing agreements.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:


                                                                     HIGH
                                                         BOND        YIELD
                                                         FUND      BOND FUND
                                                         ----      ---------

1 Year................................................   $ 8         $   9
3 Years...............................................    26            29
5 Years...............................................    44            50
10 Years..............................................    99           111


The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear and reflects the expenses of each Fund and each Fund's share of its respective Portfolio's expenses. In connection with the above Example, please note that $1,000 is less than the minimum investment requirement of either Fund and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares,' 'Exchange of Shares' and 'Redemption of Shares.' THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE'. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The information regarding the Bond Fund and the High Yield Bond Fund has been audited by Price Waterhouse LLP, independent accountants, whose report thereon appears in the Funds' Annual Report (the 'Annual Report') dated December 31, 1997. The information should be read in conjunction with the financial statements and related notes also included in the Annual Report. Further information about the performance of each Fund and its corresponding Portfolio is contained in the Annual Report which may be obtained without charge and upon request by calling 1-888-UBS-FUND.

Per share data for a share outstanding during the indicated period:

UBS Bond Fund
--------------------------------------------------------------------------------



                                                                             FOR THE          APRIL 2, 1996*
                                                                           YEAR ENDED             THROUGH
                                                                        DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                        -----------------    -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD:
Net asset value, beginning of period.................................        $100.13              $100.00
                                                                        -----------------    -----------------
Income from investment operations:
     Net investment income...........................................           5.71                 4.12
     Net realized and unrealized gain on investments.................           1.30                 0.14
                                                                        -----------------    -----------------
     Total income from investment operations.........................           7.01                 4.26
                                                                        -----------------    -----------------

Less dividends and distributions to shareholders:
     Dividends from net investment income............................         (5.53)               (4.11)
     Distributions from net realized gains...........................          (0.11)               (0.02)
                                                                        -----------------    -----------------
     Total dividends and distributions...............................          (5.64)               (4.13)
                                                                        -----------------    -----------------
Net asset value, end of period.......................................        $101.50              $100.13
                                                                        -----------------    -----------------
                                                                        -----------------    -----------------
Total return.........................................................           7.22%                4.36%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)........................        $13,546              $ 7,500
     Ratio of expenses to average net assets(2)......................           0.80%                0.80%(3)
     Ratio of net investment income to average net assets(2).........           5.52%                5.61%(3)



------------------------

* Commencement of operations.


(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.54% and 3.33% (annualized) for the respective periods.


(3) Annualized.

UBS High Yield Bond Fund
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------



FOR A SHARE OUTSTANDING FOR THE PERIOD
Net asset value, beginning of period.....................................           $100.00
                                                                                    -------
Income from investment operations:
     Net investment income...............................................              1.80
     Net realized and unrealized gain on investments.....................              0.52
                                                                                    -------
     Total income from investment operations.............................              2.32
                                                                                    -------

Less dividends to shareholders from net investment income................             (1.77)
                                                                                    -------

Net asset value, end of period...........................................           $100.55
                                                                                    -------
                                                                                    -------
Total return.............................................................              2.34%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)............................           $ 7,861
     Ratio of expenses to average net assets(2)..........................              0.90%(3)
     Ratio of net investment income to average net assets(2).............              7.23%(3)



------------------------
(1) Not annualized.


(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS High Yield Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 4.08% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.


(3) Annualized.

HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS -- BOND FUND. The following table sets forth (i) the composite average annual total returns for the one, three, five and ten year periods ended December 31, 1997, for all discretionary accounts described below that have been managed for at least one full quarter by UBSAM, (ii) the average annual total return for the Bond Fund for the period April 2, 1996 (commencement of operations) through December 31, 1996, and the year ended December 31, 1997, and (iii) the average annual total return during the same periods for the Lehman Government/Corporate Intermediate Bond Index (the 'Lehman Index'). The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the Bond Portfolio. While the Bond Portfolio will be managed by the Adviser, the management of the Bond Portfolio will be substantially the same as by UBSAM and will be carried out by personnel who performed these services for the discretionary accounts at UBSAM, who will be employed by the Adviser for this purpose. The composite total returns for such accounts have been adjusted to deduct all of the Bond Fund's annual total operating expenses of 0.80% of average daily net assets as set forth in the Expense Table above. The composite total returns are time-weighted and weighted by individual account size and reflect the reinvestment of interest. The discretionary accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal securities and tax laws on the Bond Portfolio that, if applied to the accounts, may have adversely affected their performance results. The composite total returns of these discretionary accounts does not represent the historical performance of the Bond Portfolio and should not be viewed as a prediction of future performance of the Bond Portfolio. The Lehman Index is an unmanaged composite of intermediate duration consisting of publicly-issued, fixed-rate, non-convertible, domestic bonds. The total returns of the Lehman Index do not include management fees or commissions.


                                                                                     COMPOSITE          LEHMAN
                                                                                    TOTAL RETURN      GOV'T/CORP
                                                                           UBS      OF ADVISER'S     INTERMEDIATE
                                                                           BOND    DISCRETIONARY         BOND
AVERAGE ANNUAL TOTAL RETURN FOR THE                                        FUND       ACCOUNTS          INDEX
------------------------------------------------------------------------   ----    --------------    ------------

Period April 2, 1996* through December 31, 1996.........................   4.28%         N/A             4.85%
One Year Ended December 31, 1997........................................   7.22%        7.10%            7.87%
Three Years Ended December 31, 1997.....................................    N/A         8.44%            8.99%
Five Years Ended December 31, 1997......................................    N/A         6.23%            6.68%
Ten Years Ended December 31, 1997.......................................    N/A         7.69%            8.34%


------------

*  Commencement of operations.


HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS -- HIGH YIELD BOND FUND. The following table sets forth (i) the composite average annual total returns for the period July 1, 1995 (commencement date of investment operations) through December 31, 1997, and for the one year period ended December 31, 1997, for all discretionary accounts described below that have been managed for at least one full quarter by UBSAM, (ii) the average annual total return for the High Yield Bond Fund for the period September 30, 1997 (commencement of operations) through December 31, 1997 and (iii) the average annual total return during the same periods for the Merrill Lynch All High Yield Bond Index (the 'Merrill Index'). The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the High Yield Bond Portfolio. The composite total returns for such accounts have been adjusted to deduct all of the High Yield Bond Fund's annual total operating expenses of 0.90% of average daily net assets as set forth in the Expense Table above. The composite total returns are time-weighted and weighted by individual account size and reflect the reinvestment of interest. The discretionary accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal securities and tax laws on the High Yield Bond Portfolio that, if applied to the accounts, may have adversely affected their performance results. The composite total returns of these discretionary accounts does not represent the historical performance of the High Yield Bond Portfolio and should not be viewed as a prediction of future performance of the High Yield Bond Portfolio. The Merrill Index is an unmanaged composite of consisting of publicly-issued, fixed-rate, non-convertible, domestic bonds that are below investment grade. The total returns of the Merrill Index do not include management fees or commissions.


                                                                                       COMPOSITE
                                                                             UBS         TOTAL
                                                                            HIGH       RETURN OF       MERRILL
                                                                            YIELD    SUB-ADVISER'S    LYNCH ALL
                                                                            BOND     DISCRETIONARY    HIGH YIELD
AVERAGE ANNUAL TOTAL RETURN FOR THE:                                        FUND       ACCOUNTS       BOND INDEX
-------------------------------------------------------------------------   -----    -------------    ----------

Period July 1, 1995* through December 31, 1997...........................     N/A        13.13%          12.16%
Period September 30, 1997* through December 31, 1997.....................    2.34%         N/A            2.58%
One Year Ended December 31, 1997.........................................     N/A        13.12%          12.82%


------------

*  Commencement of operations.

MASTER-FEEDER STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio of securities, the Funds seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios. The Portfolios are separate investment companies with the same investment objectives as their respective Funds. The investment objective of a Fund and a Portfolio may be changed only with the approval of the holders of a majority of the outstanding voting securities of such Fund or a majority of the investors in such Portfolio, respectively, after 30 days' prior notice.

In addition to selling an interest in a Portfolio to a Fund, each Portfolio may sell interests in the Portfolio to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. However, other entities investing in the Portfolios may sell shares of their own fund using a different pricing structure than a Fund's. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolios. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolios is available from Investors Bank at (888) UBS-FUND.

Each Fund may withdraw its investment in its Portfolio at any time if the Board determines that it is in the Fund's best interest to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the Fund's assets in another pooled investment entity having the same investment objective and restrictions as the Funds or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in a Portfolio's investment objective, policies or restrictions, or a failure by a Fund's shareholders to approve a change in a Portfolio's investment objective or restrictions, may require a Fund to withdraw its investment in the Portfolio. Any such withdrawal could result in an in-kind distribution of portfolio securities (as opposed to a cash distribution) by a Portfolio to a Fund. In no event, however, will securities which are not readily marketable exceed 15% of the total value of such in-kind distribution. Such a distribution may result in a Fund's having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting such securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby lowering returns. Additionally, because a Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds that have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever a Fund is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of Fund shareholders and will cast all of its votes proportionately as instructed by the Fund's shareholders. See 'Organization' in the SAI. Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Company in the same proportion as Fund shareholders who do, in fact, vote.

For more information about each Portfolio's investment objective, policies and restrictions, see 'Investment Objectives and Policies,' 'Additional Investment Information and Risk Factors' and 'Investment Restrictions.' For more information about each Portfolio's management and expenses, see 'Management.' For more information about changing the investment objective, policies and restrictions of the Funds or the Portfolios, see 'Investment Restrictions.'

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Fund and its respective Portfolio is described below, together with the policies each employs to seek to achieve its objective. Additional information about the investment policies of each Fund and its respective Portfolio appears in the SAI under 'Investment Objectives and Policies.' Each Fund seeks to achieve its objective by investing all of its investable assets in its respective Portfolio, which has the same investment objective as the Fund. There can be no assurance that the investment objectives of the Funds or the Portfolios will be achieved.

UBS BOND FUND AND BOND PORTFOLIO

The objective of the Bond Portfolio is to provide a high total return from a portfolio of debt securities issued by domestic and foreign companies, consistent with moderate risk of capital and maintenance of liquidity. Total return will consist of realized and unrealized capital gains and losses plus net income. Although the net asset value of the Bond Portfolio will fluctuate, the Bond Portfolio attempts to preserve the value of its investments to the extent consistent with its investment objective.

The Bond Fund is designed for investors who seek a total return over time that is higher than that generally available from a portfolio of shorter-term obligations while recognizing the greater price fluctuation of longer-term instruments. The Bond Fund may also be a convenient way to add fixed income exposure to diversify an investor's existing portfolio.

The Adviser actively manages the Bond Portfolio's duration (defined below), the allocation of securities across market sectors and the selection of specific securities within sectors. Based on fundamental economic and capital markets research, the Adviser adjusts the duration of the Bond Portfolio in light of market conditions and the Adviser's opinion regarding future interest rates. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the anticipated increase in bond prices. The Adviser also actively allocates the Bond Portfolio's assets among broad sectors of the fixed income market including, but not limited to, U.S. Government and agency securities, corporate securities, private placements, asset-backed securities and mortgage related securities. The Adviser intends to identify and purchase specific securities that it believes are undervalued using quantitative tools, analyses of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. Under normal circumstances, the Adviser intends to keep at least 65% of the Bond Portfolio's assets invested in bonds. Bonds are debt instruments such as debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities, zero coupon securities, government obligations and money market instruments. See 'Corporate Bonds' and 'Government Obligations' below.


Duration is a measure of a bond's price sensitivity, expressed in years. It is a measure of interest rate risk of a bond calculated by taking into consideration the number of years until the average dollar, in present value terms, is received from principal and interest payments. For example, for a bond with a duration of four years, every one percentage point change in yield will result in a 4% change in price in the opposite direction. The Bond Portfolio's benchmark is the Lehman Government Corporate Intermediate Bond Index, which currently has a duration of approximately 3.31 years. The Bond Portfolio intends to have a duration between 0.5 years shorter and 0.5 years longer than its benchmark. The maturities of the Bond

Portfolio's individual securities may vary widely from its duration, however, and may be as long as 30 years.

The Bond Portfolio intends to manage its securities actively in pursuit of its investment objective. Bond Portfolio transactions are undertaken principally to accomplish the Bond Portfolio's objective in relation to expected movements in the general level of interest rates, but the Bond Portfolio may also engage in short-term trading consistent with its objective. To the extent the Bond Portfolio engages in short-term trading, it may incur increased transaction costs. For the period April 2, 1996 (commencement of operations) to December 31, 1996, and for the year ended December 31, 1997, the portfolio turnover rate for the Bond Portfolio was 100% and 129%, respectively.

UBS HIGH YIELD BOND FUND AND HIGH YIELD BOND PORTFOLIO

The Adviser is responsible for supervising the management of the High Yield Bond Portfolio's investments. Consistent with these duties, the Adviser has entered into a Sub-Advisory Agreement with UBSAM, whereby UBSAM is primarily responsible for the day-to-day investment decisions for the High Yield Bond Portfolio. The Adviser is solely responsible for paying UBSAM for these services. UBSAM is an affiliate of the Adviser.

The primary objective of the High Yield Bond Portfolio is to provide high current income from a portfolio of higher-yielding, lower-rated debt securities issued by domestic and foreign companies. The High Yield Bond Portfolio will seek to achieve this investment objective of high current income by investing, under normal market conditions, at least 65% of its assets in debt securities, convertible securities or preferred stocks that are consistent with this objective. The High Yield Bond Portfolio's remaining assets may be held in cash or money market instruments, or invested in equity securities when these types of investments are consistent with high current income.

The High Yield Bond Portfolio seeks its secondary objective of capital growth, when consistent with high current income, by investing in securities, including common stocks and non-income producing securities, which UBSAM expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. The High Yield Bond Portfolio may invest up to 25% of its assets in the securities of foreign issuers.

The High Yield Bond Fund is designed for investors who seek current income that is higher than that generally available from a portfolio of higher-rated obligations while recognizing the additional risks of lower-rated obligations. The High Yield Bond Fund may also be a convenient way to add high yield bond exposure to diversify an investor's existing portfolio.


UBSAM intends to identify and purchase specific securities that will constitute a diversified portfolio. In selecting securities, UBSAM will use quantitative tools, analyses of credit risk, the expertise of a dedicated trading desk, and the judgment of fixed income portfolio managers and analysts. Under normal circumstances, UBSAM intends to keep at least 65% of the High Yield Bond Portfolio's assets invested in bonds. Bonds are debt instruments such as debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities, zero coupon securities, government obligations and money market instruments. See 'Corporate Bonds,' 'Foreign Securities' and 'Temporary Defensive Investments' below.


As a secondary activity, UBSAM may also manage the High Yield Bond Portfolio's duration (defined under 'UBS Bond Fund and Bond Portfolio' above), and the allocation of securities across market sectors. Based on fundamental economic and capital markets research, UBSAM may adjust the duration of the High Yield Bond Portfolio in light of market conditions and UBSAM's opinion regarding future interest rates. For example, if interest rates are expected to fall, the duration may be lengthened to take advantage of the anticipated increase in bond prices. UBSAM also actively allocates the High Yield Bond Portfolio's assets among the broad sectors of the fixed income market including, but not limited to, corporate securities, private placements, asset-backed securities and mortgage related securities.


The High Yield Bond Portfolio's benchmark is the Merrill Index, which currently has a duration of approximately 4.26 years. The High Yield Bond Portfolio intends to have a duration between 3 years and

8 years. The maturities of the High Yield Bond Portfolio's individual securities may vary widely from its duration, however, and may be as long as 30 years.


The High Yield Bond Portfolio intends to manage its securities actively in pursuit of its investment objective. High Yield Bond Portfolio transactions are undertaken principally to accomplish the High Yield Bond Portfolio's objective in relation to expected movements in the general level of interest rates, but the High Yield Bond Portfolio may also engage in short-term trading consistent with its objective. See 'Portfolio Transactions' in the SAI. To the extent the High Yield Bond Portfolio engages in short-term trading, it may incur increased transaction costs. For the period October 1, 1997 (commencement of operations) to December 31, 1997, the portfolio turnover rate for the High Yield Bond Portfolio was 80%.



CORPORATE SECURITIES. The Portfolios may invest in a broad range of corporate bonds of domestic and foreign issuers. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables that generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment than anticipated because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Portfolios will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower than the interest rates on the prepaid securities. In addition, the value of zero coupon securities, which do not pay interest, is more volatile than that of interest bearing debt securities with the same maturity. Although zero coupon securities do not pay interest to the holders thereof, federal income tax law requires the Funds to recognize a portion of such securities' discount as income each year. This income must be distributed to shareholders along with other income earned by the Funds. See 'Dividends and Distributions.'



The Bond Portfolio does not intend to invest in common stock but may invest to a limited degree in convertible debt or preferred stocks. The High Yield Bond Portfolio may invest to a limited degree in common stock, convertible debt or preferred stocks to the extent consistent with its investment objective. The Portfolios also may purchase nonpublicly offered debt securities. See 'Additional Investment Information and Risk Factors -- Illiquid Investments; Privately Placed and Other Unregistered Securities.'


GOVERNMENT OBLIGATIONS. The Bond Portfolio may invest in obligations issued or guaranteed by the U.S. Government and backed by the full faith and credit of the United States. These securities include Treasury securities, obligations of the Government National Mortgage Association ('GNMA Certificates'), the Farmers Home Administration and the Export Import Bank. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Bond Portfolio's positions in these securities and requiring the Bond Portfolio to reinvest the prepayments at interest rates prevailing at the time of reinvestment. The Bond Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Bond Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System, the Federal Home Loan Banks and the Federal National Mortgage Association. Although these governmental issuers are responsible for payments on their obligations, they do not guarantee their market value. See 'Investment Objectives and Policies' in the SAI for a more detailed discussion of the Bond Portfolio's investments in government securities.

The Bond Portfolio may also invest in municipal obligations, which may be general obligations of the issuer or payable only from specific revenue sources. However, the Bond Portfolio will invest only in municipal obligations that have been issued on a taxable basis or have an attractive yield excluding tax considerations. In addition, the Bond Portfolio may invest in debt securities of foreign governments and governmental entities. See 'Additional Investment Information and Risk Factors' for further information on foreign investments.

MONEY MARKET INSTRUMENTS. The Portfolios may purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Portfolios may also invest, without limit, in money market instruments as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. The money market investments permitted for the Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see 'Investment Objectives and Policies' in the SAI.


FOREIGN SECURITIES. The Portfolios do not expect to invest more than 25% of their total assets in securities principally traded in foreign markets. The High Yield Bond Portfolio may also purchase Eurodollar certificates of deposits without regard to the 25% limit. Since Foreign securities are normally denominated and traded in foreign currencies, the Portfolio's net asset value may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. If the Portfolios invest in non-U.S. dollar denominated securities, it may hedge its foreign currency exposure. See 'Foreign Investment Information' and 'Foreign Currency Exchange Transactions' under 'Additional Investment Information and Risk Factors.'


QUALITY INFORMATION. It is a current policy of the Bond Portfolio that under normal circumstances at least 65% of its investment in bonds will consist of securities that are rated at least A by Moody's or S&P or that are unrated and in the Adviser's opinion are of comparable quality. Up to 30% of the Bond Portfolio's bonds may consist of debt securities rated Baa or better by Moody's or BBB or better by S&P or are unrated and in the Adviser's opinion are of comparable quality. Up to 5% of the Bond Portfolio's bonds may be invested in debt securities that are rated Ba or better by Moody's or BB or better by S&P or are unrated and in the Adviser's opinion are of comparable quality. Securities rated Baa by Moody's or BBB by S&P are considered investment grade, but have some speculative characteristics. Securities rated Ba by Moody's or BB by S&P are below investment grade and considered to be speculative with regard to payment of interest and principal. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Bond Portfolio may continue to hold the investment.


Higher yields are generally available from securities in the lower rating categories of Moody's Investors Service, Inc. ('Moody's') and Standard & Poor's Ratings Group ('S&P'), including securities rated Baa or lower by Moody's or BBB or lower by S&P. Securities rated Baa or BBB are considered investment grade, but have some speculative characteristics. Securities rated below Baa or BBB are considered to be of poor standing and predominantly speculative. The High Yield Bond Portfolio may invest up to 10% of its assets in securities rated below Caa by Moody's or CCC by S&P, including securities in the lowest rating category of either rating agency, or in unrated securities that UBSAM determines to be of comparable quality. If, subsequent to the High Yield Bond Portfolio's purchase of a security, the security's rating is reduced by a rating service, the High Yield Bond Portfolio will not necessarily dispose of that security. UBSAM will, however, monitor the investment to determine whether continued investment in the security will assist in meeting the High Yield Bond Fund's investment objective.


The Portfolios may also purchase obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan their portfolio securities, purchase certain privately placed securities and enter into certain hedging transactions that may involve options on securities and securities indices, futures contracts and options on futures contracts. The Bond Portfolio may engage in mortgage dollar roll transactions. For a discussion of these investments and investment techniques, see 'Additional Investment Information and Risk Factors.'

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

LOWER-RATED SECURITIES. Changes by ratings services in their ratings of securities held by the High Yield Bond Portfolio may affect the value of these investments. Changes in the value of portfolio investments generally will not affect the income derived from these investments, but will affect the High Yield Bond Fund's net asset value.

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Securities rated C by Moody's are the lowest rated class and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated D by S&P, its lowest rating, is in default or is expected to default upon maturity or payment date.

Lower-rated, and unrated securities determined by UBSAM to be comparable, (i) will likely have some quality and protective characteristics that, in the judgment of the rating organization and/or UBSAM, are outweighed by considerable uncertainties or major exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of these securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.

The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the High Yield Bond Portfolio more volatile and could limit the High Yield Bond Portfolio's ability to sell its securities at prices approximating the values the High Yield Bond Portfolio had placed on these securities. The absence of a liquid trading market for certain of these securities may make it more difficult for the High Yield Bond Portfolio to establish the fair market value of these securities and calculate the High Yield Bond Fund's net asset value. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

For a complete description of the rating systems of Moody's and S&P, see the Appendix to the SAI.

CONVERTIBLE SECURITIES. Each Portfolio may invest in convertible securities. The convertible securities in which the Portfolios may invest include any debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Portfolios until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Portfolios will maintain a segregated account with the Custodian consisting of a portfolio of liquid securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolios will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolios may be disadvantaged. It is the current policy of the Portfolios not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities (excluding the obligations created by these commitments).

REPURCHASE AGREEMENTS. Each Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Board of Trustees (the 'Trustees'). In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolios always receive securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are limited. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. Each Portfolio is also permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio sells a security and agrees to repurchase it at a

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mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of a Portfolio to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objectives and Policies' in the SAI and 'Investment Restrictions' below.

SECURITIES LENDING. Subject to applicable investment restrictions, the Portfolios may lend their securities. The Portfolios may lend their securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolios any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolios and its respective investors. The Portfolios may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolios will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee or affiliate of the Company, the Trust, the Portfolios, or the Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.


TEMPORARY DEFENSIVE INVESTMENTS. Under unusual market circumstances, the Portfolios may seek to limit the risk of principal loss by reducing its exposure to high yield bonds in favor of other, more defensive investments. Defensive investments may include money market instruments, or higher-rated fixed income securities, including U.S. Government and agency obligations. The yields on these securities will generally be lower than those on lower-rated securities and the Funds' net investment income and dividend yield will decrease accordingly. The Portfolios cannot predict when, if ever, they might use these defensive investments, to what extent they might utilize these investments or for how long they might hold these types of investments.


FOREIGN INVESTMENT INFORMATION. The Portfolios may invest in foreign securities. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on such investments.

Investors should realize that the value of a Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect a Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolios must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally

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
higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in countries other than in the United States.

The Portfolios may invest in securities of foreign issuers directly or in the form of American Depository Receipts ('ADRs') and European Depository Receipts ('EDRs'). The High Yield Bond Portfolio also may invest in Global Depository Receipts ('GDRs'). These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the foreign issuer. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. GDRs are issued outside the United States, typically by non-U.S. banks and trust companies. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for use in European securities markets, and domestic and European securities markets, respectively.

Because investments in foreign securities involve foreign currencies, the value of assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency exchange rates and in exchange control regulations, including currency blockage. See 'Foreign Currency Exchange Transactions' below.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolios may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolios may, from time-to-time, enter into foreign currency exchange transactions. The Portfolios may enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, use forward currency contracts to purchase or sell foreign currencies, use currency futures contracts or purchase or sell options thereon or purchase or sell currency options.

A forward foreign currency exchange contract is an obligation of the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Currency options give the buyer the right, but not the obligation, to purchase or sell a fixed amount of a specific currency at a fixed price at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Portfolios will not enter into these foreign currency exchange transactions for speculative purposes. Foreign currency exchange transactions do not eliminate fluctuations in the local currency prices of a Portfolio's securities or in foreign exchange rates, or prevent loss if the local currency prices of these securities should decline.

A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

The Portfolios may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolios may use these techniques to hedge against a change in foreign currency exchange rates (with the U.S. dollar or other foreign currencies) that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, these transactions also limit any potential gain that might be realized should the value of the hedged currency increase. Additionally, the premiums paid by the Portfolios for currency or futures options increase the Portfolios' transaction costs. Similarly, the cost of a Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold. The precise matching of these transactions and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a

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consequence of market movements in the value of such securities between the date such a transaction is entered into and the date it matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolios may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments or investments that are not readily marketable. In addition, the Portfolios will not invest more than 10% of the market value of its total assets in restricted securities (not including Rule 144A securities) that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Portfolios may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolios. Repurchase agreements maturing in more than seven days are considered illiquid investments and, as such, are subject to the limitations set forth in this paragraph. The price the Portfolios pay for illiquid securities or receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

The Portfolios may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees of the Trust. The Trustees of the Trust will monitor the Adviser's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolios are permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.

The Portfolios may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on fixed income securities or indices of fixed income securities, enter into forward contracts, purchase and sell futures contracts on indices of fixed income securities, purchase and sell put and call options on futures contracts on indices of fixed income securities and purchase and sell options on currencies. The Portfolios may use these techniques for hedging or risk management purposes or, subject to certain limitations, for investment purposes in lieu of investing directly in the corresponding securities or instruments. Such use of derivatives may be considered speculative.

The Portfolios may use these techniques to manage their exposure to changing interest rates, currency exchange rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if a Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolios will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that they could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage their exposure beyond this level. The use of options and futures may involve some leverage; such leverage is reduced by the requirement of the SEC to 'cover' such obligations. See 'Cover -- Segregated Accounts' below. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy in a manner deemed appropriate to the Adviser and consistent with a Portfolio's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A Portfolio's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Portfolio's return. While a Portfolio's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail

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certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, such strategies may lower a Portfolio's return. Certain strategies limit a Portfolio's opportunity to realize gains as well as limiting its exposure to losses. The Portfolios could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolios will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase a Portfolio's turnover rate.

The Portfolios may purchase and sell put and call options on securities, currencies, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.

The Commodity Exchange Act prohibits U.S. persons, such as the Portfolios, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, the Portfolio will not engage in foreign futures or options transactions unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable Commodity Futures Trading Commission ('CFTC') regulations or CFTC staff advisories, interpretations and no action letters.

In addition, in order to assure that the Portfolios will not be considered a 'commodity pool' for purposes of CFTC rules, the Portfolios will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions, as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, currencies, indices of securities, indices of securities prices and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Portfolio will lose the entire premium it paid. If a Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

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If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.

OPTIONS ON INDICES. The Portfolios are permitted to enter into options transactions and may purchase and sell put and call options on any securities index based on securities in which the Portfolios may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Portfolio may not be able to close out an option position that it has previously entered into. When a Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When a Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When a Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Portfolio wishes to close out a particular position.

When a Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Portfolios, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match a Portfolio's current or anticipated investments. The Portfolios may invest in futures contracts and options thereon based on currencies or on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk

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
that the options or futures position will not track the performance of the Portfolio's other investments. The Portfolios may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolios buy or sell a futures contract they will be required to deposit 'initial margin' in a segregated account with the futures broker, known as a futures commission merchant ('FCM'), or with the FCM. Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolios may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolios to close out their futures positions. Until it closes out a futures position, the Portfolios will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolios, the Portfolios may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolios.

COVER -- SEGREGATED ACCOUNTS. The Portfolios will segregate liquid securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of a Portfolio's assets could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolios' use of futures and options and a more detailed discussion of associated risks, see 'Investment Objectives and Policies' in the SAI.

INVESTMENT RESTRICTIONS

The investment objectives of each Fund and its respective Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the Investment Company Act of 1940 (the '1940 Act')), of such Fund or such Portfolio, respectively. Each Fund has the same investment restrictions as its corresponding Portfolio, except that each Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as its corresponding Portfolio). References below to each Portfolio's investment restrictions also include the Funds' investment restrictions.

As a diversified investment company, 75% of the total assets of each Portfolio are subject to the following fundamental limitations: (a) a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities; and (b) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

Each Portfolio may not: (i) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Portfolio's total assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Portfolio's total assets at the time of such borrowing, or purchase securities while borrowings and other senior securities exceed 5% of its total assets. For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the SAI.

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
MANAGEMENT

DIRECTORS AND TRUSTEES. Pursuant to the Trust's Declaration of Trust, the Trustees establish each Portfolio's general policies, are responsible for the overall management of the Trust, and review the actions of the Adviser, UBSAM, the administrator and other service providers. Similarly, the Directors set the Company's general policies, are responsible for the overall management of the Company, and review the performance of its service providers. Additional information about each Board and the officers of the Trust and the Company appears in the SAI under the heading 'Directors and Trustees.' The Trustees of the Trust are also the Directors of the Company, which raises certain conflicts of interest. The Company and the Trust have each adopted written procedures reasonably designed to deal with these conflicts, should they arise. The officers of the Trust and the Company are also employees of Investors Bank or its affiliates.

ADVISER, SUB-ADVISER AND FUNDS SERVICES AGENT. The Company has not retained the services of an investment adviser with respect to the Funds because the Funds seek to achieve their investment objective by investing all of their investable assets in their respective Portfolios. Each Portfolio has retained the services of the Branch as investment adviser and the High Yield Bond Portfolio has retained the services of UBSAM as investment sub-adviser. The Branch, which operates out of offices located at 1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSAM, which also operates out of offices located at 1345 Avenue of the Americas, New York, New York, is a registered investment adviser in the United States.


The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank through its offices and subsidiaries engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At December 31, 1997, the Bank (including its consolidated subsidiaries) had total assets of $395.1 billion (unaudited) and shareholders' equity of $14.4 billion (unaudited). See 'Investment Adviser' in the SAI.



On December 8, 1997, the Bank and Swiss Bank Corporation ('Swiss Bank') announced their intention to merge (the 'Merger Transaction') the Bank with Swiss Bank to form a new company expected to be called UBS. In February, 1998, the shareholders of UBS and Swiss Bank overwhelmingly approved the proposed Merger Transaction. The Merger Transaction's completion is still subject to a number of conditions, including the receipt of regulatory approvals.


The Adviser and UBSAM each provide investment advice and portfolio management to the Portfolios. Subject to the supervision of the Trustees and the Adviser, UBSAM makes the High Yield Bond Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the High Yield Bond Portfolio's investments and operations. See 'Investment Adviser and Funds Services Agent' in the SAI.

In addition to the above-listed investment advisory services, the Branch also provides the Funds and the Portfolios with certain related administrative services. Subject to the supervision of the Directors and Trustees, respectively, the Branch is responsible for: establishing performance standards for the third-party service providers of the Funds and Portfolios and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Funds and providing any resultant expense reimbursement to the Funds.

The Branch provides its administrative services to the Funds pursuant to a Funds Services Agreement between the Branch and the Company. The Branch does not receive a fee from the Company or the Funds pursuant to the terms of the Funds Services Agreement.

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Under the Trust's Investment Advisory Agreement, the Bond Portfolio and the High
Yield Bond Portfolio each pay the Adviser a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.45% of the respective Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive its fees and reimburse the Funds and the Portfolios for any of their direct and indirect expenses to the extent that each Fund's total operating expenses (including its share of its Portfolio's expenses) exceed, respectively, on an annual basis, 0.80% and 0.90% of the respective Fund's average daily net assets. The Adviser may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to a Fund. See 'Expenses.'


Pursuant to the Sub-Advisory Agreement between the Adviser and UBSAM, the Adviser has agreed to pay UBSAM a fee, calculated daily and payable monthly, equal, on an annual basis to 0.25% of the Fund's first $25 million of average daily net assets, 0.20% of the next $25 million of such assets and 0.15% of such assets in excess of $50 million. The Adviser is solely responsible for paying UBSAM this fee.


PORTFOLIO MANAGERS. The Adviser and UBSAM each use a sophisticated, disciplined, collaborative process for managing all asset classes.

The Adviser and UBSAM have advised mutual funds since 1996, but each has considerable experience managing portfolios with similar investment objectives. See 'Historical Performance of Comparable Discretionary Accounts.'


Ranji H. Nagaswami and Maud I. Welles are primarily responsible for the day-to-day management and implementation of the Adviser's process for the Bond Portfolio. Ms. Nagaswami, CFA, is also Managing Director and Head of Fixed Income of UBSAM and has served as a portfolio manager of UBSAM since 1986. She has an M.B.A. from Yale University. Ms. Welles is a Director and Senior Portfolio Manager of UBSAM since 1988. She has an M.B.A. from New York University. Ms. Nagaswami and Ms. Welles have eleven years and twelve years of investment experience, respectively.



Kevin J. McCormick and Kurtis W. Krestinski are primarily responsible for the day-to-day management and implementation of UBSAM's process for the High Yield Bond Portfolio. Mr. McCormick has twelve years investment experience. Mr. McCormick spent two years as a portfolio manager for UBSAM before leaving and joining Wasserstein Perella Securities, where he spent one year. Mr. McCormick rejoined UBSAM in 1997 as a Director and Senior Portfolio Manager. He also serves on the firm's Credit Committee. Mr. McCormick has been affiliated with a number of investment firms, including Kidder, Peabody & Co., Drexel Burnham Lambert and Citicorp Investment Bank. Mr. Krestinski has four years investment experience and has been a Vice President and Portfolio Manager of UBSAM since 1996. He also serves on the firm's Credit Committee. Previously, Mr. Krestinski was affiliated with Standard & Poor's and Mercantile and General Reinsurance. He received an M.B.A. from Columbia Business School.


ADMINISTRATORS. The Portfolios and the Funds each employ IBT Ireland, a subsidiary of Investors Bank, and Investors Bank, respectively, as administrators under Administration Agreements (the 'Administration Agreements') to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.

For its services under the Administration Agreement, each Fund pays Investors Bank a fee, which is calculated daily and payable monthly, equal, on an annual basis, to 0.065% of such Fund's first $100 million of average daily net assets and 0.025% of the next $100 million of average daily net assets. Investors Bank does not receive a fee from the Funds on average daily net assets in excess of $200 million.


For its services under the Administration Agreement, each Portfolio pays IBT Ireland a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.07% of such Portfolio's first $100 million of average daily net assets and 0.05% of the average daily net assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.

DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. ('First Fund' or the 'Distributor') serves as the distributor of each Fund's shares. First Fund is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). First Fund is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of First Fund are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. First Fund does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from the Administrator.

CUSTODIAN. Investors Bank serves as the custodian for the Portfolios and the Funds and transfer and dividend disbursing agent for the Funds. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8.

SHAREHOLDER SERVICES

The Company has entered into a shareholder servicing agreement with the Branch, and may enter into additional shareholder servicing agreements with one or more financial institutions (together with the Branch, 'Eligible Institutions') such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or broker-dealer. Pursuant to each shareholder servicing agreement, an Eligible Institution, as agent for its customers who are purchasing shares of the Funds, will perform the following services for these investors, among other things: coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Funds, and responding to shareholder inquiries. The Company has agreed to pay each Eligible Institution a fee for these services equal, on an annual basis, to 0.25% of the average daily net assets of the Fund represented by shares of the Fund owned during the period for which payment is being made by customers of the Eligible Institution. Under the terms of the shareholder servicing agreements, Eligible Institutions may delegate one or more of their responsibilities to other entities at their expense.

EXPENSES

In addition to the fees of the Adviser and Investors Bank, the Funds will be responsible for other expenses, including litigation and extraordinary expenses. The Adviser has voluntarily agreed to limit the total operating expenses of the Bond Fund and the High Yield Bond Fund, excluding extraordinary expenses, to an annual rate of 0.80% of the Bond Fund's average daily net assets and 0.90% of the High Yield Bond Fund's average daily net assets. The Adviser may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' prior notice to the Funds.

The Portfolios may allocate brokerage transactions to their affiliates and the Adviser's affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Company also reserves the right to determine the purchase orders that it will accept and reserves the right to cease offering its shares at any time. The shares of the Funds may be purchased only in those states where they may be lawfully sold.

The minimum initial investment in either Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000 and the minimum subsequent investment is $1,000. For purposes of the minimum investment requirements, the Funds may aggregate investments by related shareholders. The investment minimums may be waived at either Fund's discretion.

No share certificates will be issued.

PURCHASE PRICE AND SETTLEMENT. Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by First Fund.

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
Each Fund calculates its net asset value at the close of business on any day on which the New York Stock Exchange (the 'NYSE') is open for regular trading (a 'Fund Business Day'). Purchase orders received and accepted by First Fund prior to 4:00 p.m. New York time on any Fund Business Day will be effective and is executed at the net asset value determined that day. The purchaser becomes a holder of record that day, provided the Fund receives payment for those shares on the following business day ('settlement date') and as a recordholder is entitled to earn dividends. Purchase orders received after 4:00 p.m. will receive the net asset value determined on the next Fund Business Day, and the investor becomes a holder of record on the business day following the Fund's receipt of payment. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided by the net asset value per share of the Fund as next determined on the day that the investor's subscription is accepted. See 'Purchase of Shares' in the SAI.

Customers of Eligible Institutions should request a representative of their Eligible Institution to assist them in placing a purchase order with the Distributor. Shareholders who do not currently maintain a relationship with an Eligible Institution may purchase shares of the Funds directly from the Distributor by wire transfer or mail.

By wire transfer: Purchases may be made by federal funds wire. To place a purchase order with a Fund, the shareholder must telephone the Transfer Agent at
(888) UBS-FUND ((888) 827-3863) for specific instructions. A completed account application must promptly follow any wire order for an initial purchase. Completed account applications should be mailed or sent via facsimile. Investors should contact the Transfer Agent for further instructions regarding account applications. Account applications are not required for subsequent purchases; however, the investor's account number must be clearly marked on the check to ensure proper credit.

All investments must be paid for by U.S. Federal Funds wire. An investor should instruct its bank to wire federal funds as indicated below on settlement date:

                         Investors Bank & Trust Company
                     Attn: UBS Private Investor Funds, Inc.
                                ABA #: 011001438
                                DDA #: 841212416
        for further credit to UBS Bond Fund or UBS High Yield Bond Fund
                 [Investor account name(s) and account number]

By mail: Shareholders may purchase shares of a Fund through First Fund by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.,' to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 9130; MFD 23, Boston, Massachusetts 02117-9130.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase. The Funds will not accept third party checks.

The Transfer Agent will maintain the accounts for all shareholders of record. For account balance information and shareholder services, shareholders should contact the Transfer Agent at (888) UBS-FUND ((888) 827-3863) or in writing at UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 9130 MFD 23, Boston, MA 02117-9130.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. Redemption requests must include the name of the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed by a person who is authorized to transact on behalf of the shareholder. In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit

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
union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures. If the guarantor institution belongs to one of the Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp. Guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

Customers of Eligible Institutions must request a representative of their Eligible Institution to assist them in placing a redemption order with a Fund.

REDEMPTION PRICE AND SETTLEMENT. Redemption orders received by the Distributor in good form prior to 4:00 p.m. New York time on any Fund Business Day will be effected and executed at the net asset value determined on that day. Redemption orders received after 4:00 p.m. New York time will be effected and executed at the net asset value determined on the next Fund Business Day. Proceeds from the redemption will be generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder, or sent by check to the address of record if requested by the shareholder. The Funds may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Shareholders will continue to earn dividends through the day of redemption.

Shareholders who maintain an account directly with the Distributor may redeem Fund shares by mail or telephone.

By mail: Redemption requests may be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, a signature guarantee is required. See 'General Information on Redemptions' above.

By telephone: The shareholder may place a redemption request by calling the Transfer Agent at (888) UBS-FUND ((888) 827-3863). Shareholders utilizing the telephone redemption option must have previously designated this option on the initial account application, or by subsequent written authorization to the Fund. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Funds and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by a Fund or the Transfer Agent to employ such procedures may cause the Funds or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in a Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

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The right of redemption may be suspended or the date of payment postponed for such periods as the 1940 Act or the SEC may permit. See 'Redemption of Shares' in the SAI.

EXCHANGE OF SHARES

An investor may exchange Fund shares for shares of any other series of the Company without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the other Company series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See appropriate section relating to the purchase and redemption of shares in this and other prospectuses. See also 'Additional Information' below for an explanation of the telephone exchange policy.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time.

RETIREMENT PLANS

Each Fund has available a form of Individual Retirement Account ('IRA') for investment in Fund shares. Subject to certain restrictions imposed by applicable tax laws, self-employed individuals may purchase shares of the Fund through tax-deductible contributions to existing retirement plans known as Self-Employed Retirement Plans ('SERPs'). Fund shares may also be a suitable investment for '401(k) Plans' which subject to certain restrictions allow their participants to invest in qualified pension plans on a tax-deferred basis. The Funds do not currently act as sponsors to such plans.

The minimum initial investment for all such retirement plans is $2,000. The minimum for all subsequent investments is $500.

Under the Internal Revenue Code of 1986, as amended (the 'Tax Code'), individuals may make IRA contributions of up to $2,000 annually, which may be, depending on the contributor's participation in an employer-sponsored plan and income level, wholly or partly tax-deductible. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Tax Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $4,000 annually to one or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.


Investors should be aware that they may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs or other retirement plans under certain circumstances. Prior to a withdrawal, shareholders may be required to certify as to their age and awareness of such restrictions in writing. Clients of Eligible Institutions desiring information concerning investments through IRAs or other retirement plans should contact their Eligible Institution. Clients who do not maintain a relationship with an Eligible Institution may obtain such information by calling the Transfer Agent at (888) UBS-FUND ((888) 326-3863).


DIVIDENDS AND DISTRIBUTIONS

Each Fund will declare daily, and pay monthly, dividends from its daily net investment income. The Funds may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on such Fund.

Substantially all of a Fund's realized net capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Funds. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.

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
Dividends and capital gains distributions paid by the Funds are automatically reinvested in additional Fund shares unless the shareholder has elected, in writing, to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check to the shareholder's address of record, in accordance with the shareholder's instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

A Fund's net asset value per share equals the value of a Fund's total assets (i.e., the value of its investment in the Portfolio plus its other assets) less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the service providers of the Funds and the Portfolios, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value.' See 'Net Asset Value' in the SAI for information on the valuation of the Portfolio's assets and liabilities.

Each Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Funds on a day in which no orders to purchase or redeem Fund shares have been received or on any day on which the NYSE is closed, including the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Funds expect to close for purchases and redemptions at the same time.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

UBS Private Investor Funds, Inc., a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund. The Company is currently authorized to issue shares in nine series: The UBS Bond Fund Series; The UBS High Yield Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS Institutional International Equity Fund Series; The UBS International Equity Fund Series; The UBS Large Cap Growth Fund Series; The UBS Small Cap Fund Series; The UBS Value Equity Fund Series and The UBS Real Estate Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of The UBS Bond Fund Series and The UBS High Yield Bond Fund Series are offered through this Prospectus.

Shareholders of a Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by its Articles of Incorporation or the 1940 Act. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.

UBS INVESTOR PORTFOLIOS TRUST

UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests divided into one or more subtrusts or series. To date, seven series have been authorized: UBS Bond Portfolio, UBS High Yield Bond Portfolio, UBS Value Equity Portfolio, UBS International Equity Portfolio, UBS Small Cap Portfolio, UBS Large Cap Growth Portfolio and UBS Real Estate Portfolio.

The Declaration of Trust provides that no Trustee, shareholder, officer, employee, or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Portfolio, but that only the Trust property shall be liable. The Declaration of Trust provides that a Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and

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common and commingled trust funds) will each be liable for all the obligations of a Portfolio. However, the risk of a Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investment in the Portfolio.

TAXES

Each Fund intends to annually qualify and elect to be treated as a regulated investment company (a 'RIC') under Subchapter M of the Tax Code. As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed. Each Portfolio intends to qualify as a partnership for federal income tax purposes. As such, each Portfolio generally should not be subject to tax. The status of a Fund as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.


Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to Fund shareholders whether such distributions are received in the form of cash or reinvested in additional shares. Distributions of net gains from certain foreign currency transactions are taxable as ordinary income to shareholders of the Funds whether such distributions are received in the form of cash or reinvested in additional shares. To the extent that dividends distributed to shareholders are designated as derived from a Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, such dividends are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations. Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for such Fund.



Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than a year and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, and to the extent that, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.


The Funds will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Furthermore, dividends declared in October, November, or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of a Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution. If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, a Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See 'Taxes' in the SAI.

ADDITIONAL INFORMATION

Each Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and periodic statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

Shareholders of certain Eligible Institutions may be given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Eligible Institution, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.


The Funds may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Lipper Analytical Services, Inc., the Salomon Brothers Long Term High Yield Index, the Lehman Indices, the Merrill Lynch Indices, Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Average, the Frank Russell Indices, the EAFE Index, the Financial Times World Stock Index and other industry publications.


The Funds may advertise 'yield'. Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized -- i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for 12 periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period.

The Funds may also advertise 'total return.' The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period.

These methods of calculating yield and total return are required by regulations of the SEC. Yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of an Eligible Institution by calling the Eligible Institution, while other shareholders may address their inquiries to the Transfer Agent.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                         PAGE
                                                                                                         ---

Investors for Whom the Funds are Designed.............................................................     2
Financial Highlights..................................................................................     4
Master-Feeder Structure...............................................................................     8
Investment Objectives and Policies....................................................................     9
Additional Investment Information and Risk Factors....................................................    12
Investment Restrictions...............................................................................    19
Management............................................................................................    20
Shareholder Services..................................................................................    22
Expenses..............................................................................................    22
Purchase of Shares....................................................................................    22
Redemption of Shares..................................................................................    23
Exchange of Shares....................................................................................    25
Retirement Plans......................................................................................    25
Dividends and Distributions...........................................................................    25
Net Asset Value.......................................................................................    26
Organization..........................................................................................    26
Taxes.................................................................................................    27
Additional Information................................................................................    28


--------------------------------------------------------------------------------

INVESTMENT ADVISER                                   Union Bank of Switzerland,
                                                     New York Branch
                                                     1345 Avenue of the Americas
                                                     New York, New York 10105

INVESTMENT SUB-ADVISER                               UBS Asset Management (New York) Inc.
                                                     1345 Avenue of the Americas
                                                     New York, New York 10105

DISTRIBUTOR                                          First Fund Distributors, Inc.
                                                     4455 E. Camelback Road
                                                     Phoenix, Arizona 85018

CUSTODIAN, ADMINISTRATOR                             Investors Bank & Trust Company
AND TRANSFER AGENT                                   200 Clarendon Street
                                                     Boston, Massachusetts 02116

--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

[LOGO]

--------------------------------------------------------------------------------
                      UBS
                      INSTITUTIONAL
                      INTERNATIONAL
                      EQUITY
                      FUND

                      ------------------

                      UBS
                      Private Investor
                      Funds, Inc.

                      Prospectus
                      May 1, 1998

-------------------------------------------------------------------------------

PROSPECTUS

UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (888) UBS-FUND ((888) 827-3863)

UBS Institutional International Equity Fund (the 'Fund') seeks to provide a high total return from a portfolio of equity securities of foreign corporations. It is designed for institutional investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the United States. Although the Fund is designed for institutional investors, the Fund may, in its discretion, permit shares to be purchased by individual investors who meet the minimum investment requirements.

The Fund is a diversified, no-load mutual fund for which there are no sales charges or redemption fees. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

UNLIKE OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN UBS INTERNATIONAL EQUITY PORTFOLIO (THE 'PORTFOLIO'). THE PORTFOLIO IS A SERIES OF UBS INVESTOR PORTFOLIOS TRUST (THE 'TRUST'), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND EMPLOYS A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE THAT IS MORE FULLY DESCRIBED UNDER THE SECTION CAPTIONED 'MASTER-FEEDER STRUCTURE.'

The Portfolio is advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') and UBS International Investment London Limited ('UBSII' or the 'Sub-Adviser' and, together with the Adviser, the 'Advisers').

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated May 1, 1998, (the 'SAI'), provides further discussion of certain topics referred to in this Prospectus and other matters that may be of interest to investors. The SAI has been filed with the Securities and Exchange Commission (the 'SEC'), is incorporated herein by reference, and is available without charge upon written request from the Company or the Distributor (as defined herein) at the addresses set forth on the back cover of the Prospectus, or by calling (888) UBS-FUND ((888) 827-3863).

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED MAY 1, 1998.

UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
INVESTORS FOR WHOM THE FUND IS DESIGNED


GENERAL


The Fund is designed for institutional investors who want to participate in the risks and returns associated with equity securities issued by foreign corporations. Although the Fund is designed for institutional investors, the Fund may, in its discretion, permit shares to be purchased by individual investors who meet the minimum investment requirements. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is a series of the Trust, an open-end management investment company. The Portfolio has the same investment objective as the Fund. Because the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares of the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Portfolio are common stocks and other securities with equity characteristics issued by foreign companies. The Portfolio may also invest in futures contracts, options, forward contracts on foreign currencies and certain privately placed securities. The Portfolio's investments in securities of foreign issuers, including issuers in emerging markets, involve unique investment risks and may be more volatile and less liquid than the securities of domestic issuers. For further information about these investments and related investment techniques, see 'Investment Objective and Policies' discussed below.

The Fund's shares are only offered to investors that make a minimum initial investment of $10 million. The Fund is designed for institutional investors, although the Fund may, in its discretion, permit shares to be purchased by individual investors who meet the minimum investment requirement. Individuals who do not meet the minimum investment requirement may purchase shares of UBS International Equity Fund, which also invests all of its investable assets in the Portfolio. The prospectus for UBS International Equity Fund is available without charge by writing to the Company at the address set forth on the back cover of this Prospectus, or by calling (888) UBS-FUND ((888) 827-3863). The minimum subsequent investment is $500,000. If shareholders reduce their total investment in shares of the Fund to less than $10 million, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption.' The Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.

This Prospectus describes the investment objective and policies, management and operations of the Fund to enable investors to decide if the Fund suits their investment needs. The Fund operates through a two-tier master-feeder investment fund structure. The Company's Board of Directors (the 'Directors' or the 'Board') believes that this structure provides Fund shareholders with the opportunity to achieve certain economies of scale that would otherwise be unavailable if the shareholders' investments were not pooled with other investors sharing similar investment objectives.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses: their investments in the Fund are subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average daily net assets of the Fund. The Directors believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings 'Management' and 'Expenses' and 'Shareholder Services.'

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases.....................................................................   None
Sales Load Imposed on Reinvested Dividends..........................................................   None
Deferred Sales Load.................................................................................   None
Redemption Fees.....................................................................................   None
Exchange Fees.......................................................................................   None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**...................................................................   0.51%
Rule 12b-1 Fees.....................................................................................   None
Other Expenses, After Expense Reimbursements***.....................................................   0.44%
                                                                                                       ----
Total Operating Expenses, After Fee Waivers and Expense Reimbursements*.............................   0.95%
                                                                                                       ----
                                                                                                       ----

* Expenses are expressed as a percentage of the Fund's average daily net assets and are based on actual expenses incurred during the fiscal year ended December 31, 1997, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses would be equal, on an annual basis, to 2.30% of the Fund's average daily net assets. See 'Management.'

** The Adviser has agreed to waive fees and reimburse the Fund for any of its operating expenses to the extent that the Fund's total operating expenses (including its share of the Portfolio's expenses) exceed, on an annual basis, 0.95% of the Fund's average daily net assets. The Adviser may modify or discontinue this undertaking at any time in the future with 30 days' prior notice to the Fund. The Portfolio's advisory fee would be equal, on an annual basis, to 0.85% of the average daily net assets of the Portfolio if there were no fee waiver in effect. See 'Management -- Adviser and Funds Services Agent' and 'Expenses.'

*** The fees and expenses in Other Expenses include fees payable to:

(i) Investors Bank & Trust Company ('IBT,' the 'Custodian' or the 'Transfer Agent') (a) under an Administration Agreement with the Fund, (b) as custodian of the Fund and the Portfolio and (c) as transfer agent of the Fund, and

(ii) IBT Trust & Custodial Services (Ireland) LMTD ('IBT Ireland') under an Administration Agreement with the Portfolio.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:


 1 Year.....................................................   $10
 3 Years....................................................    30
 5 Years....................................................    53
10 Years....................................................   117


The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear and reflects the expenses of the Fund and the Fund's share of the Portfolio's expenses. In connection with the above Example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption fees of any kind. fee 'Purchase of Shares' and 'Redemption of Shares.' THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE.' IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS



The information regarding the UBS Institutional International Equity Funds has been audited by Price Waterhouse LLP, independent accountants, whose report thereon appears in the Fund's Annual Report (the 'Annual Report') dated December 31, 1997. The information should be read in conjunction with the financial statements and related notes also included in the Annual Report. Further information about the performance of each Fund and its corresponding Portfolio is contained in the Annual Report which may be obtained without charge and upon request by calling 1-888-UBS-FUND ((888) 827-3863).



Per share data for a share outstanding during the indicated period:



UBS Institutional International Equity Fund
For the Period April 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------



FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period.....................................           $100.00
                                                                                    -------
Loss from investment operations:
     Net investment income...............................................              1.21
     Net realized and unrealized loss on investments.....................             (3.05)
                                                                                    -------
     Total loss from investment operations...............................             (1.84)
                                                                                    -------
Less dividends and distributions to shareholders:
     Dividends from net investment income................................             (1.21)
     Dividends in excess of net investment income........................             (0.05)
     Distributions from net realized gains...............................             (1.80)
                                                                                    -------
     Total dividends and distributions...................................             (3.06)
                                                                                    -------
Net asset value, end of period...........................................           $ 95.10
                                                                                    -------
                                                                                    -------
Total return.............................................................             (1.89%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)............................           $13,158
     Ratio of expenses to average net assets(2)..........................              0.95%(3)
     Ratio of net investment income to average net assets(2).............              1.76%(3)



------------------------



(1) Not annualized.



(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.97% (annualized).



(3) Annualized.

HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS. The following table sets forth (i) the composite average annual total returns for the one, three and five year periods ended December 31, 1997, and the period April 1, 1987* (commencement date) through December 31, 1997, for all discretionary accounts described below that have been managed for at least one full quarter by UBSII;
(ii) the average annual total return for the period April 14, 1997* through December 31, 1997 for the Fund and (iii) the average annual total return during the same periods for the Morgan Stanley Capital International EAFE'r' Index (the 'EAFE Index'). The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the Portfolio. The composite total returns for such accounts have been adjusted to deduct all of the Fund's annual total operating expenses of 0.95% of average daily net assets as set forth in the Expense Table above. The composite total returns are time-weighted and are equally weighted for periods prior to 1994, after which they are size-weighted, and they reflect the reinvestment of dividends and interest. UBSII believes that the restatement of total returns prior to 1994 would not result in any material changes in the total returns shown. The discretionary accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by federal securities and tax laws on the Portfolio that, if applied to the accounts, may have adversely affected their performance results. The Fund's anticipated annual total operating expenses exceed the highest fee incurred by any of the discretionary accounts. The composite total returns of these discretionary accounts do not represent the historical performance of the Portfolio and should not be viewed as a prediction of future performance of the Portfolio. The EAFE Index is an unmanaged index that measures stock performance in Europe, Australia and the Far East. The total returns of the EAFE Index do not include management fees or commissions.



                                                                  UBS            COMPOSITE
                                                             INSTITUTIONAL      TOTAL RETURN        MORGAN STANLEY
                                                             INTERNATIONAL    OF SUB-ADVISER'S         CAPITAL
                                                                EQUITY         DISCRETIONARY        INTERNATIONAL
AVERAGE ANNUAL TOTAL RETURN FOR THE:                             FUND             ACCOUNTS            EAFE INDEX
----------------------------------------------------------   -------------    ----------------      --------------

One Year Ended December 31, 1997..........................         N/A              (4.02%)               2.03%
Three Years Ended December 31, 1997.......................         N/A               4.34%                6.59%
Five Years Ended December 31, 1997........................         N/A              10.58%               11.71%
Period April 14, 1997* through December 31, 1997..........      (2.64)                N/A                  N/A
Period April 1, 1987* through December 31, 1997...........         N/A               7.79%                6.64%


------------

*  Commencement date.

MASTER-FEEDER STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate investment company with the same investment objective as the Fund. The investment objective of the Fund and the Portfolio may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund or a majority of the investors in the Portfolio, respectively, after 30 days' prior notice.

In addition to selling an interest in the Portfolio to the Fund, the Portfolio may sell interests in the Portfolio to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, other entities investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund's. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from IBT at (888) UBS-FUND ((888) 827-3863).

The Fund may withdraw its investment in the Portfolio at any time if the Board determines that it is in the Fund's best interest to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the Fund's assets in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require the Fund to withdraw its investments in the Portfolio. Any such withdrawal could result in an in-kind distribution of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. In no event, however, will securities which are not readily marketable exceed 15% of the total value of such in-kind distribution. Such a distribution may result in the Fund's having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting such securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby lowering returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds that have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the SEC, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of Fund shareholders and will cast Fund votes proportionately as instructed by the Fund's shareholders. See 'Organization' in the SAI. Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Company in the same proportion as the Fund shareholders who do, in fact, vote.

For more information about the Portfolio's investment objective, policies and restrictions, see 'Investment Objective and Policies,' 'Additional Investment Information and Risk Factors' and 'Investment Restrictions.' For more information about the Portfolio's management and expenses, see 'Management.' For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see 'Investment Restrictions.'

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies each employs to seek to achieve its objective. Additional information about the investment policies of the Fund and the Portfolio appears in the SAI under 'Investment Objectives and Policies.' The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.

The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign corporations. Total return will consist of realized and unrealized capital gains and losses plus net income. The Fund is designed for investors with a long-term investment horizon who want to diversify their investments by adding international equities and take advantage of investment opportunities outside the United States.

The Portfolio seeks to achieve its investment objective by investing in companies that UBSII believes are fundamentally sound and that are typically selling at below market valuations and that UBSII believes will grow at above-market rates. The emphasis on value leads to investments in companies with relatively low price/earnings and price/book value ratios and high yields.

The Adviser is responsible for supervising the management of the Portfolio's investments. Consistent with these duties, the Adviser has entered into a Sub-Advisory Agreement with UBSII whereby UBSII is

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primarily responsible for the day-to-day investment decisions for the Portfolio.
The Adviser is solely responsible for paying UBSII for these services. UBSII is an affiliate of the Adviser.

The Advisers actively manage currency exposure, in conjunction with country and stock allocations, in an attempt to protect the Portfolio's market value. Through the use of forward foreign currency exchange contracts, futures contracts and options on currencies, the Advisers will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive as market conditions warrant, based on fundamental research, technical factors and the judgment of the Advisers' experienced currency managers. For more information on foreign currency exchange transactions, see 'Additional Investment Information and Risk Factors.'


The Portfolio intends to manage its securities actively in pursuit of its investment objective. The Portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. It is anticipated that the annual portfolio turnover rate of the Portfolio will be less than 100%. See 'Portfolio Transactions' in the SAI. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs. For the year ended December 31, 1997, the portfolio turnover rate for the Portfolio was 42%.


EQUITY INVESTMENTS. Under normal circumstances, the Advisers intend to keep at least 65% of the value of the Portfolio's total assets in equity securities of foreign issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The Portfolio's primary equity investments are the common stock of established companies based in developed countries outside the United States. The Portfolio will invest in companies based in at least five foreign countries. The common stock in which the Portfolio may invest includes the common stock of any class or series or any similar equity interest such as trust or limited partnership interests. The Portfolio may also invest in securities of issuers located in developing countries. See 'Additional Investment Information and Risk Factors -- Risk Factors of Foreign Securities.' The Portfolio will invest in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

The Portfolio may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities, purchase certain privately placed securities, enter into forward contracts on foreign currencies, purchase options on currencies and enter into certain hedging transactions that may involve options on securities and securities indices, futures contracts and options on futures contracts. For a discussion of these investments and investment techniques, see 'Additional Investment Information and Risk Factors.'

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

Investments in non-U.S. issuers involve certain risks and considerations not typically associated with investments in U.S. issuers. These risks include greater price volatility, reduced liquidity and the significantly smaller market capitalization of most non-U.S. securities markets, more substantial government involvement in the economy, higher rates of inflation, greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Portfolio will maintain a segregated account with the Custodian

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
consisting of a portfolio of high-grade, liquid debt securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities (excluding the obligations created by these commitments).

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Board of Trustees (the 'Trustees'). In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are limited. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objectives and Policies' in the SAI and 'Investment Restrictions' below.

SECURITIES LENDING. Subject to applicable investment restrictions, the Portfolio may lend its securities. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or affiliate or placement agent of the Company, the Trust, the Portfolio, or the Adviser, Sub-Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.

RISK FACTORS OF FOREIGN SECURITIES. The Portfolio will invest primarily in foreign securities. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on such investments.

Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in

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
appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of such investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in countries other than in the United States.

Although the Portfolio invests primarily in securities of established issuers based in developed foreign countries, it may also invest in securities of issuers in developing market countries. Investments in securities of issuers in developing market countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging market issuers and the currently low or non-existent volume of trading, resulting in limited liquidity and in price volatility; (iii) certain national policies that may restrict the Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depository Receipts ('ADRs'), European Depository Receipts ('EDRs'), Global Depositary Receipts ('GDRs') or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the foreign issuer. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. GDRs are issued outside the United States, typically by non-U.S. banks and trust companies. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for use in European securities markets and domestic and European securities markets, respectively.

Because investments in foreign securities involve foreign currencies, the value of assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency exchange rates and in exchange control regulations, including currency blockage. See 'Foreign Currency Exchange Transactions' below.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio will buy and sell securities and will receive interest and dividends in currencies other than the U.S. dollar, the Portfolio may, from time to time, enter into foreign currency exchange transactions. The Portfolio may enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, use forward currency contracts to purchase or sell foreign currencies, use currency futures contracts or purchase or sell options thereon or purchase or sell currency options.

A forward foreign currency exchange contract is an obligation of the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Currency options give the buyer the right, but not the obligation, to purchase or sell a fixed amount of a specific

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
currency at a fixed price at a future date. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Portfolio will not enter into these foreign currency exchange transactions for speculative purposes. Foreign currency exchange transactions do not eliminate fluctuations in the local currency prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the local currency prices of these securities should decline.

A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may use these techniques to hedge against a change in foreign currency exchange rates (with the U.S. dollar or other foreign currencies) that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, these transactions also limit any potential gain that might be realized should the value of the hedged currency increase. Additionally, the premiums paid by the Portfolio for currency or futures options increase the Portfolio's transaction costs. Similarly, the cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold. Moreover, forward contracts that convert one foreign currency into another foreign currency will cause the Portfolio to assume the risk of fluctuations in the value of the currency purchased vis-a-vis the hedged currency and the U.S. dollar. The precise matching of these transactions and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date such a transaction is entered into and the date it matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments or investments that are not readily marketable. In addition, the Portfolio will not invest more than 10% of the market value of its total assets in restricted securities (not including Rule 144A securities) that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. Repurchase agreements maturing in more than seven days are considered illiquid investments and, as such, are subject to the limitations set forth in this paragraph. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisers and approved by the Trustees of the Trust. The Trustees of the Trust will monitor the Advisers' implementation of these guidelines on a periodic basis.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objectives and long-term investment perspective. The Portfolio may make money market investments pending other investments or settlements, for liquidity or in adverse market conditions. Such money market investments

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
may include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements. The Portfolio may purchase nonpublicly offered debt securities. The Portfolio may also invest in short-term obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions. For more detailed information about these money market investments, see 'Investment Objectives and Policies' in the SAI.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.

The Portfolio may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on equity securities or indices of equity securities, enter into forward contracts, purchase and sell futures contracts on indices of equity securities, purchase and sell put and call options on futures contracts on indices of equity securities and purchase and sell options on currencies. The Portfolio may use these techniques for hedging or risk management purposes or, subject to certain limitations, for investment purposes in lieu of investing directly in the corresponding securities or instruments. Such use of derivatives may be considered speculative.

The Portfolio may use these techniques to manage its exposure to changing interest rates, currency exchange rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if the Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolio will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. The use of options and futures may involve some leverage; such leverage is reduced by the requirement of the SEC to 'cover' such obligations. See 'Cover -- Segregated Accounts' below. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Advisers and consistent with the Portfolio's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Portfolio's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the Portfolio's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, such strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's opportunity to realize gains as well as limiting its exposure to losses. The Portfolio could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase and sell put and call options on securities, currencies, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.

The Commodity Exchange Act prohibits U.S. persons, such as the Portfolio, from buying or selling certain foreign futures contracts or options on such contracts. Accordingly, the Portfolio will not engage in foreign futures or options transactions unless the contracts in question may lawfully be purchased and sold by U.S. persons in accordance with applicable Commodity Futures Trading Commission ('CFTC') regulations or CFTC staff advisories, interpretations and no action letters.

In addition, in order to assure that the Portfolio will not be considered a 'commodity pool' for purposes of CFTC rules, the Portfolio will enter into transactions in futures contracts or options on futures

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
contracts only if (1) such transactions constitute bona fide hedging transactions, as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, currencies, indices of securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.

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OPTIONS ON INDICES. The Portfolio is permitted to enter into options transactions and may purchase and sell put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In Addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Portfolio wishes to close out a particular position.

When the Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Portfolio, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match the Portfolio's current or anticipated investments. The Portfolio may invest in futures contracts and options thereon based on currencies or on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments. The Portfolio may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit 'initial margin' with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM') or with the FCM. Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

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

COVER -- SEGREGATED ACCOUNTS. The Portfolio will segregate liquid securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objectives and Policies' in the SAI.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the Investment Company Act of 1940 (the '1940 Act')), of the Fund or the Portfolio, respectively. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

As a diversified investment company, 75% of the total assets of the Portfolio are subject to the following fundamental limitations: (a) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities; and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

The Portfolio may not: (i) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Portfolio's total assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Portfolio's total assets at the time of such borrowing, or purchase securities while borrowings and other senior securities exceed 5% of its total assets. For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the SAI.

MANAGEMENT

DIRECTORS AND TRUSTEES. Pursuant to the Trust's Declaration of Trust, the Trustees establish the Portfolio's general policies, are responsible for the overall management of the Trust, and review the actions of the Adviser, UBSII, the Administrator and other service providers. Similarly, the Directors set the Company's general policies, are responsible for the overall management of the Company, and review the performance of its service providers. Additional information about each Board and the officers of the Trust and the Company appears in the SAI under the heading 'Directors and Trustees.' The Trustees of the Trust are also the Directors of the Company, which raises certain conflicts of interest. The Company and the Trust have each adopted written procedures reasonably designed to deal with these conflicts, should they arise. The officers of the Trust and the Company are also employees of IBT or its affiliates.

ADVISER, SUB-ADVISER AND FUNDS SERVICES AGENT. The Company has not retained the services of an investment adviser with respect to the Fund because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of the Branch as investment adviser and UBSII as investment sub-adviser. The Branch, which operates out of offices located at 1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state

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
and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSII, with principal offices at Triton Court, 14 Finsbury Square, London, England, EC2A 1PD, is a corporation organized under the laws of the United Kingdom.


The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank through its offices and subsidiaries (including UBSII) engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At December 31, 1997, the Bank (including its consolidated subsidiaries) had total assets of $395.1 billion (unaudited) and shareholders' equity of $14.4 billion (unaudited). The Branch began advising mutual funds in 1996, but has considerable experience managing portfolios with similar investment objectives. This could be viewed as a risk of investing in this Fund.



On December 8, 1997, the Bank and Swiss Bank Corporation ('Swiss Bank') announced their intention to merge (the 'Merger Transaction') the Bank with Swiss Bank to form a new company expected to be called UBS. In February, 1998 the shareholders of UBS and Swiss Bank overwhelmingly approved the Merger Transaction. The Merger Transaction's completion is still subject to a number of conditions, including the receipt of regulatory approvals.


The Adviser and UBSII each provide investment advice and portfolio management to the Portfolio. Subject to the supervision of the Trustees and the Adviser, UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. See 'Investment Adviser and Funds Services Agent' in the SAI.

In addition to the above-listed investment advisory services, the Branch also provides the Fund and the Portfolio with certain related administrative services. Subject to the supervision of the Directors and Trustees, respectively, the Branch is responsible for: establishing performance standards for the third-party service providers of the Fund and Portfolio and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.

The Branch provides its administrative services to the Fund pursuant to a Funds Services Agreement between the Branch and the Company. The Branch does not receive a fee from the Company or the Fund pursuant to the terms of the Funds Services Agreement.

Under the Trust's Investment Advisory Agreement, the Portfolio pays the Adviser a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.85% of the Portfolio's average daily net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund for any of its direct and indirect expenses to the extent that the Fund's total operating expenses (including its share of the Portfolio's expenses) exceed, on an annual basis, 0.95% of the Fund's average daily net assets. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to the Fund. See 'Expenses.'

Pursuant to the Sub-Advisory Agreement between the Adviser and UBSII, the Adviser has agreed to pay UBSII a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.75% of the Portfolio's first $20 million average daily net assets, plus 0.50% of the next $30 million average daily net assets, plus 0.40% of the Portfolio's average daily net assets in excess of $50 million. The Adviser is solely responsible for paying UBSII this fee.

PORTFOLIO MANAGER. UBSII uses a sophisticated, disciplined, collaborative process for managing all asset classes. Robin Apps is primarily responsible for the day-to-day management and implementation of UBSII's process for the Portfolio. Mr. Apps has been a Senior Vice President of UBSII since 1990, and is responsible for researching investment opportunities in the Far East. Mr. Apps has previously managed the investments of a Canadian mutual fund and has twelve years of investment experience. Mr. Apps is also qualified as an actuary.

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
ADMINISTRATORS. The Portfolio and the Fund employ IBT Ireland, a subsidiary of IBT and IBT, respectively, as Administrators under Administration Agreements (the 'Administration Agreements') to provide certain administrative services. The services provided by IBT Ireland and IBT under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Fund only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. IBT is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.

For its services under the Administration Agreement, the Fund pays IBT a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million in average daily net assets and 0.025% of the next $100 m illion in average daily net assets. IBT does not receive a fee from the Fund on average daily net assets in excess of $200 million. For its services under the Administration Agreement, the Portfolio pays IBT Ireland a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.07% of the Portfolio's first $100 million in average daily net assets and 0.05% of the average daily net assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. IBT's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.

DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. ('First Fund') serves as the distributor of Fund shares. The Distributor is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). The Distributor is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of the Distributor are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from IBT.

CUSTODIAN. IBT also serves as the custodian for the Portfolio and the Fund and transfer and dividend disbursing agent for the Fund. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X 1C8.

EXPENSES

In addition to the fees of the Adviser, IBT, and IBT Ireland, the Fund will be responsible for other expenses, including brokerage costs and litigation and extraordinary expenses. The Adviser has agreed to waive fees and reimburse operating expenses as necessary, if, in any fiscal year, the total expenses of the Fund (including its share of the Portfolio's expenses excluding extraordinary expenses) exceeds an annual rate of 0.95% of the Fund's average daily net assets. The Adviser may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' prior notice to the Fund.

The Fund and the Portfolio may allocate brokerage transactions to their affiliates and the Advisers' affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Fund reserves the right to cease offering its shares and the right to determine the purchase orders it will accept or decline to accept for any reason, including that the order is not an exempt transaction under the relevant state securities laws.

This Fund is intended for institutional investors. The initial investment in the Fund is $10,000,000. The minimum subsequent investment is $500,000. These minimum investment requirements may be waived at the Fund's sole discretion.

Although the Fund is designed for institutional investors, the Fund may, in its discretion, permit shares to be purchased by individuals, as well as institutions, who meet the minimum investment requirements.

No share certificates will be issued.

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
PURCHASE PRICE AND SETTLEMENT. Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. The Fund calculates its net asset value at the close of business on any day on which the New York Stock Exchange (the 'NYSE') is open for regular trading (a 'Fund Business Day'). Purchase orders received and accepted by the Distributor prior to 4:00 p.m. New York time on any Fund Business Day will be effective and is executed at the net asset value determined that day. The purchaser becomes a holder of record that day, provided the Fund receives payment for those shares on the following business day ('settlement date') and as a recordholder is entitled to earn dividends. Purchase orders received after 4:00 p.m. will receive the net asset value determined on the next Fund Business Day, and the investor becomes a holder of record on the business day following the Fund's receipt of payment. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided by the net asset value per share of the Fund next determined on the day that the investor's purchase is accepted. See also 'Purchase of Shares' in the SAI.

By wire transfer: Purchases may be made by federal funds wire. To place a purchase order with the Fund, the shareholder must telephone the Transfer Agent at (888) UBS-FUND ((888) 827-3863). A completed account application must promptly follow any wire order for an initial purchase. Completed account applications should be mailed or sent via facsimile. Shareholders should contact the Transfer Agent for further instructions regarding account applications. Account applications are not required for subsequent purchases; however, the investor's account number must be clearly marked on the check to ensure proper credit.

All investments must be paid for by U.S. Federal Funds wire. An investor should instruct its bank to wire federal funds as indicated below on settlement date:

                         Investors Bank & Trust Company
                     Attn: UBS Private Investor Funds, Inc.
                                ABA #: 011001438
                                DDA #: 841212416
       for further credit to UBS Institutional International Equity Fund
                 [Investor account name(s) and account number]

By mail: Shareholders may purchase shares of the Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.,' to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 9130; MFD 23, Boston, MA 02117-9130.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase. The Fund will not accept third party checks.

The Transfer Agent will maintain the accounts for all shareholders of record. For account balance information and shareholder services, shareholders should contact the Transfer Agent at (888) UBS-FUND ((888) 827-3863) or in writing at UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 9130; MFD 23, Boston, MA 02117-9130.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. To be in proper form, the Fund must have received the shareholders taxpayer identification number and address. Redemption requests must include the name of the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed by a person who is authorized to transact on behalf of the shareholder. In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures. If the guarantor institution belongs to one of the

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
Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp. Guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

REDEMPTION PRICE AND SETTLEMENT. Redemption orders received by the Distributor in good form prior to 4:00 p.m. New York time on any Fund Business Day will be effected and executed at the net asset value determined on that day. Redemption orders received after 4:00 p.m. New York time will be effected and executed at the net asset value determined on the next Fund Business Day. Proceeds from the redemption will be generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder, or sent by check to the address of record if requested by the shareholder. The Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Shareholders will continue to earn dividends through the day of redemption.

Shareholders who maintain an account directly with the Distributor may redeem Fund shares by mail or telephone.

By mail: Redemption requests may be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, a signature guarantee is required. See 'General Information on Redemptions' above.

By telephone: The shareholder may place a redemption request by calling the Transfer Agent at (888) UBS-FUND ((888) 827-3863). Shareholders utilizing the telephone redemption option must have previously designated this option on the initial account application, or by subsequent written authorization to the Fund. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Fund and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by the Fund or the Transfer Agent to employ such procedures may cause the Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in the Fund falls below $10 million because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10 million or more. For example, a shareholder whose initial and only investment is $10 million may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10 million.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

The right of redemption may be suspended or the date of payment postponed for such periods as the 1940 Act or the SEC may permit. See 'Redemption of Shares' in the SAI.

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
DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund.

Substantially all of the Fund's realized net capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected, in writing, to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check to the shareholder's address of record, in accordance with the shareholder's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

The Fund's net asset value per share equals the value of the Fund's total assets (i.e., the value of its investment in the Portfolio plus its other assets) less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the service providers of the Fund and the Portfolio, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value.' See 'Net Asset Value' in the SAI for information on the valuation of the Portfolio's assets and liabilities.

The Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on any day on which the NYSE is closed, including the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund expects to close for purchases and redemptions at the same time.

Many of the securities held by the Portfolio will consist of securities primarily listed on foreign exchanges, and these securities may trade on days when the Fund's net asset value is not calculated. Consequently, the value of these securities may be significantly affected on days when an investor will be unable to redeem its shares.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

The Company, a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund. The Company is currently authorized to issue shares in nine series: The UBS Bond Fund Series; The UBS High Yield Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS Institutional International Equity Fund Series; The UBS International Equity Fund Series; The UBS Value Equity Fund Series; The UBS Small Cap Fund Series; The UBS Large Cap Growth Fund Series; and The UBS Real Estate Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of UBS Institutional International Equity Fund Series are offered through this Prospectus.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by its Articles of Incorporation or the 1940 Act. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.

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
UBS INVESTOR PORTFOLIOS TRUST

The Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests divided into one or more subtrusts or series. To date, seven series have been authorized, of which UBS International Equity Portfolio is one.

The Declaration of Trust provides that no Trustee, shareholder, officer, employee, or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Portfolio, but that only the Trust property shall be liable. The Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all the obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investment in the Portfolio.

TAXES

The Fund intends to annually qualify and elect to be treated as a regulated investment company (a 'RIC') under Subchapter M of the Internal Revenue Code. As a RIC, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed. The Portfolio intends to qualify as a partnership for federal income tax purposes. As such, the Portfolio generally should not be subject to tax. The status of the Fund as a RIC is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to Fund shareholders whether such distributions are received in the form of cash or reinvested in additional shares. Distributions of net gains from certain foreign currency transactions are taxable as ordinary income to shareholders of the International Equity Fund whether such distributions are received in the form of cash or reinvested in additional shares. To the extent that dividends distributed to shareholders are designated as derived from a Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, such dividends are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations. Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for such Fund.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, and to the extent that, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Furthermore, dividends declared in October, November or December payable to shareholders of record on a specified date in such

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
a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The Portfolio is subject to foreign withholding taxes with respect to income received from sources within certain foreign countries. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat its proportionate share of foreign income taxes paid by the Portfolio as paid directly by the Fund's shareholders. The Fund will make such an election only if it deems it to be in the best interests of its shareholders and will notify shareholders in writing each year that it makes the election of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Fund makes the election, each shareholder will be required to include in income its proportionate share of the amount of foreign income taxes paid by the Portfolio and will be entitled to claim either a credit (which is subject to certain limitations), or, if the shareholder itemizes deductions, a deduction for its share of the foreign income taxes in computing its federal income tax liability. No deduction will be permitted to individuals in computing their alternative minimum tax liability.

If the Portfolio or the Fund purchases shares in certain foreign investment entities, referred to as 'passive foreign investment companies,' the Fund may be subject to U.S. Federal income tax, and an additional charge in the nature of interest, on a portion of any 'excess distribution' from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a 'qualified electing fund,' in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirement set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution. If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, the Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See 'Taxes' in the SAI.

ADDITIONAL INFORMATION

The Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption and periodic statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Average, the Frank Russell Indices, the Morgan Stanley Capital International EAFE Index, the Financial Times World Stock Index and other industry publications.

The Fund may advertise 'total return.' The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by calling the Transfer Agent.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                         PAGE
                                                                                                         ---

Investors for Whom the Fund is Designed...............................................................     2
Master-Feeder Structure...............................................................................     5
Investment Objective and Policies.....................................................................     6
Additional Investment Information and Risk Factors....................................................     7
Investment Restrictions...............................................................................    14
Management............................................................................................    14
Expenses..............................................................................................    16
Purchase of Shares....................................................................................    16
Redemption of Shares..................................................................................    17
Dividends and Distributions...........................................................................    19
Net Asset Value.......................................................................................    19
Organization..........................................................................................    19
Taxes.................................................................................................    20
Additional Information................................................................................    22


--------------------------------------------------------------------------------

INVESTMENT ADVISER                                   Union Bank of Switzerland
                                                     New York Branch
                                                     1345 Avenue of the Americas
                                                     New York, New York 10105

INVESTMENT SUB-ADVISER                               UBS International Investment London Limited
                                                     Triton Court
                                                     14 Finsbury Square
                                                     London, England EC2A 1PD

ADMINISTRATOR AND CUSTODIAN                          Investors Bank & Trust Company
                                                     200 Clarendon Street
                                                     Boston, Massachusetts 02116

DISTRIBUTOR                                          First Fund Distributors, Inc.
                                                     4455 E. Camelback Road
                                                     Phoenix, Arizona 85018

--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

[LOGO]

--------------------------------------------------------------------------------
                      UBS
                      REAL ESTATE
                      FUND
                      -----------------
                      UBS
                      Private Investor
                      Funds Inc.


                      Prospectus
                      May 1, 1998

-------------------------------------------------------------------------------

PROSPECTUS

UBS REAL ESTATE FUND
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (888) UBS-FUND ((888) 827-3863)

UBS Real Estate Fund (the 'Fund') seeks to provide total return through long-term capital appreciation and current income. In order to accomplish this, the Adviser (defined below) intends to invest in publicly traded equity securities of domestic and foreign real estate companies, including Real Estate Investment Trusts ('REITs'). For further information about REITs, see 'Investment Objective and Policies' and 'Additional Investment Information and Risk Factors.' There is no assurance that the Fund will achieve its stated objective.

The Fund is a non-diversified, no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

UNLIKE OTHER MUTUAL FUNDS THAT DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN UBS REAL ESTATE PORTFOLIO (THE 'PORTFOLIO'). THE PORTFOLIO IS A SERIES OF UBS INVESTOR PORTFOLIOS TRUST, (THE 'TRUST'), AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND EMPLOYS A TWO-TIER MASTER-FEEDER INVESTMENT FUND STRUCTURE THAT IS MORE FULLY DESCRIBED UNDER THE SECTION CAPTIONED 'MASTER-FEEDER STRUCTURE'.


The Portfolio is advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') and UBS Asset Management (New York) Inc. ('UBSAM'), (the 'Sub-Adviser' and, together with the Adviser, the 'Advisers').



This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated May 1, 1998 (the 'SAI'), provides further discussion of certain topics referred to in this Prospectus and other matters that may be of interest to investors. The SAI has been filed with the Securities and Exchange Commission, is incorporated herein by reference, and is available without charge upon written request from the Company or Distributor (as defined herein) at the addresses set forth on the back cover of the Prospectus, or by calling (888) UBS-FUND ((888) 827-3863).


INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS DATED MAY 1, 1998.

UBS REAL ESTATE FUND
INVESTORS FOR WHOM THE FUND IS DESIGNED

UBS Real Estate Fund (the 'Fund') is designed for investors seeking total return, consisting of long-term capital appreciation and current income from a portfolio of equity securities of domestic and foreign real estate companies. Because of the risks associated with common stock investments, the Fund is intended to be a long-term investment vehicle and is not intended to provide investors with a means for speculating on short-term market movements. The Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Real Estate Portfolio (the 'Portfolio'). The Portfolio is a series of UBS Investor Portfolios Trust (the 'Trust'), an open-end management investment company. The Portfolio has the same investment objective as the Fund. Because the investment characteristics and experience of the Fund will correspond directly with those of the Portfolio, the discussion in this Prospectus focuses on the investments and investment policies of the Portfolio. The net asset value of shares of the Fund fluctuates with changes in the value of the investments in the Portfolio.

The Portfolio may make various types of investments in seeking its objective. Among the permissible investments for the Portfolio are publicly traded equity securities of domestic and foreign real estate companies, including common and preferred stocks, shares in Real Estate Investment Trusts ('REITs') and securities which are convertible into common stocks, including warrants and rights. The Portfolio may also invest in futures contracts, options and certain privately placed securities. The Portfolio's investments in securities of smaller or less established issuers involve risks and may be more volatile and less liquid than the securities of larger or more established issuers. For further information about these investments and related investment techniques, see 'Investment Objective and Policies' discussed below.

The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of UBS Private Investor Funds, Inc. (the 'Company'). The minimum subsequent investment for all investors is $5,000. These minimums may be waived at the Fund's discretion. See 'Purchase of Shares.' If shareholders reduce their total investment in shares of the Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption.' The Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.

This Prospectus describes the investment objective and policies, management and operations of the Fund to enable investors to decide if the Fund suits their investment needs. The Fund operates through a two-tier master-feeder investment fund structure. The Company's Board of Directors (the 'Directors' or the 'Board') believes that this structure provides Fund shareholders with the opportunity to achieve certain economies of scale that would otherwise be unavailable if the shareholders' investments were not pooled with other investors sharing similar investment objectives.

The following table illustrates that investors in the Fund incur no shareholder transaction expenses: their investments in the Fund are subject only to the operating expenses set forth below for the Fund and the Portfolio, as a percentage of average daily net assets of the Fund. The Directors believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to and may be less than the expenses that the Fund would incur if it retained the services of an investment adviser and invested its assets directly in portfolio securities. Fund and Portfolio expenses are discussed below under the headings 'Management,' 'Expenses' and 'Shareholder Services.'

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases.....................................................................   None
Sales Load Imposed on Reinvested Dividends..........................................................   None
Deferred Sales Load.................................................................................   None
Redemption Fees.....................................................................................   None
Exchange Fees.......................................................................................   None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**...................................................................   0.00%
Rule 12b-1 Fees.....................................................................................   None
Other Expenses, After Expense Reimbursements***.....................................................   1.20%
                                                                                                       ----
Total Operating Expenses, After Fee Waivers and Expense Reimbursements*.............................   1.20%
                                                                                                       ----
                                                                                                       ----

* Expenses are expressed as a percentage of the Fund's projected average daily net assets and are based on the annualized estimates of expenses expected to be incurred during the fiscal period ending December 31, 1998, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses are estimated to be equal, on an annual basis, to 3.32% of the Fund's projected average daily net assets. See 'Management.'


** The Adviser has agreed to waive fees and reimburse each of the Fund and the Portfolio for any of their respective operating expenses to the extent that the Fund's total operating expenses (including its share of the Portfolio's expenses) exceed, on an annual basis, 1.20% of the Fund's average daily net assets. The Adviser may modify or discontinue this undertaking at any time in the future with 30 days' prior notice to the Fund. The Portfolio's advisory fee would be equal, on an annual basis, to 0.70% of the average daily net assets of the Portfolio if there were no fee waiver in effect. See 'Management -- Adviser and Funds Services Agent' and 'Expenses.'


*** The fees and expenses in Other Expenses include fees payable to:

(i) Investors Bank & Trust Company ('Investors Bank', the 'Custodian' or the 'Transfer Agent') (a) under an Administration Agreement with the Fund, (b) as custodian of the Fund and the Portfolio, and (c) as transfer agent of the Fund,


(ii) IBT Trust and Custodial Services (Ireland) LMTD ('IBT Ireland') under an Administration Agreement with the Portfolio, and


(iii) Eligible Institutions providing shareholder services under various shareholder servicing agreements.

For a more detailed description of contractual fee arrangements, including fee waivers and expense reimbursements, and of the fees and expenses included in Other Expenses, see 'Management' and 'Shareholder Services.'

EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

1 Year......................................................   $12
3 Years.....................................................    38

The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear and reflects the expenses of the Fund and the Fund's share of the Portfolio's expenses. In connection with the above Example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares,' 'Exchange of Shares' and 'Redemption of Shares.' THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE.' IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.


HISTORICAL PERFORMANCE OF COMPARABLE DISCRETIONARY ACCOUNTS. The following table sets forth (i) the composite total return for the period October 1, 1996 (commencement of operations of the relevant accounts) through December 31, 1997 and the year ended December 31, 1997 for all discretionary accounts described below that have been managed for at least one full quarter by UBSAM, and (ii) the annual total return during the same periods for the Wilshire Real Estate Securities Index (the 'Index').

The discretionary accounts described in (i) above have substantially the same investment objective and policies and are managed in a manner substantially the same as the Portfolio. The composite total return for such accounts has been adjusted to deduct all of the Fund's annual total operating expenses of 1.20% of average daily net assets as set forth in the Expense Table above. No such accounts were managed by UBSAM or the Branch prior to 1996. The composite total return is time-weighted and weighted by individual account size and reflects the reinvestment of dividends and interest. The discretionary accounts are not subject to certain investment limitations and other restrictions imposed by federal securities and tax laws on the Portfolio that, if applied to the accounts, may have adversely affected their performance results. The composite total return of these discretionary accounts does not represent the historical performance of the Portfolio and should not be viewed as a prediction of future performance of the Portfolio. The Index is a market capitalization weighted index comprised of 113 (88% of market capitalization) of the largest and most actively traded equity Real Estate Investment Trusts and 10 real estate operating companies (12% of market capitalization). The Index is rebalanced monthly and reconstituted quarterly. The Index is designed to provide a broad based measure of real estate equity performance. The total returns of the Index do not include management fees or commissions.



                                                                              COMPOSITE
                                                                             TOTAL RETURN           WILSHIRE
                                                                           OF SUB-ADVISER'S       REAL ESTATE
                                                                            DISCRETIONARY          SECURITIES
AVERAGE ANNUAL TOTAL RETURN FOR                                                ACCOUNTS              INDEX
------------------------------------------------------------------------   ----------------      --------------

One Year Ended December 31, 1997........................................         26.43%               19.67%
October 1, 1996* through December 31, 1997..............................         38.84%               33.67%


------------

*  Commencement date.

MASTER-FEEDER STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate investment company with the same investment objective as the Fund. The investment objective of the Fund and the Portfolio may be changed only with the approval of the holders of a majority of the outstanding voting securities of the Fund or a majority of the investors in the Portfolio, respectively, after 30 days' prior notice.


In addition to selling an interest in the Portfolio to the Fund, the Portfolio may sell interests in the Portfolio to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. However, other entities investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund's. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Investors Bank at (888) UBS-FUND (888-827-3863).


The Fund may withdraw its investment in the Portfolio at any time if the Board determines that it is in the Fund's best interest to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the Fund's assets in another pooled investment entity having the same investment objective and restrictions as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.


Certain changes in the Portfolio's investment objective, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Portfolio's investment objective or restrictions, may require the Fund to withdraw its investments in the Portfolio. Any such withdrawal could result in an in-kind distribution of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. In no event, however, will securities which are not readily marketable exceed 15% of the total value of such in-kind distribution. Such a distribution may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting such securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby lowering returns. Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds that have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of its operations. Except as permitted by the Securities and Exchange Commission (the 'SEC'), whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of Fund shareholders and will cast all of its votes proportionately as instructed by the Fund's shareholders. See 'Organization' in the SAI. Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The percentage of the Company's votes representing Fund shareholders not voting will be voted by the Company in the same proportion as the Fund shareholders who do, in fact, vote.


For more information about the Portfolio's investment objective, policies and restrictions, see 'Investment Objective and Policies,' 'Additional Investment Information and Risk Factors,' 'Options,' 'Futures Contracts' and 'Investment Restrictions.' For more information about the Portfolio's management and expenses, see 'Management,' 'Shareholder Services' and 'Expenses.' For more information about changing the investment objective, policies and restrictions of the Fund or the Portfolio, see 'Investment Restrictions.'


INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund and the Portfolio is described below, together with the policies each employs to seek to achieve its objective. Additional information about the investment policies of the Fund and the Portfolio appears in the SAI under 'Investment Objectives and Policies.' The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective as the Fund. There can be no assurance that the investment objective of the Fund or the Portfolio will be achieved.


The Portfolio's objective is to provide total return, consisting of long-term capital appreciation and current income. In order to accomplish this, the Portfolio intends to invest in publicly traded equity securities of domestic and foreign real estate companies. For purposes of the Portfolio's investment objective, a 'real estate company' is one whose principal business focus is the ownership, construction, financing, management or sale of commercial, industrial or residential real estate. The Portfolio will invest principally in real estate companies with market capitalizations of at least $50 million and which also are, in the opinion of the Sub-Adviser, high quality companies. The Portfolio may invest up to 20% of its assets in securities of foreign real estate companies.


Under normal circumstances, the Portfolio will invest at least 65% of its assets in income-producing equity securities of domestic and foreign real estate companies, including dividend-paying common stocks, preferred stocks, shares in REITs and securities which are convertible into common stocks including warrants and rights. The Portfolio intends to invest in securities that generate relatively high levels of dividend income and have the potential for capital appreciation. These generally include common stocks of established, high-quality issuers. In addition, the Portfolio will seek to diversify its investment over a carefully selected list of securities in order to moderate the risks inherent in equity investments.

Although the Portfolio intends to invest primarily in equity securities of real estate companies, under normal market conditions it may invest up to 20% of its assets in certain cash investments and certain short-term fixed income securities. See 'Investment Objective and Policies -- Quality and Diversification Requirements' in the SAI. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to take a temporarily defensive position against potential stock market declines. These securities include: obligations of the United States Government and its agencies or instrumentalities; money market mutual funds; commercial paper, bank certificates of deposit and bankers' acceptances; and repurchase agreements collateralized by these securities. The Portfolio may also purchase nonpublicly offered debt securities. See 'Additional Investment Information and Risk Factors -- Illiquid Investments; Privately Placed and Other Unregistered Securities.'

The Portfolio may also utilize equity futures contracts and options to a limited extent. Specifically, the Portfolio may enter into futures contracts and options provided that such positions are established for hedging purposes only. See 'Additional Investment Information and Risk Factors -- Futures Contracts' and
' -- Options.'

The Portfolio may also sell securities short to a limited extent and for hedging purposes only. See 'Additional Investment Information and Risk Factors -- Short Sales.' The Fund may also invest in 'special situations.' See 'Additional Investment Information and Risk Factors -- Special Situations.'

The Portfolio intends to manage its securities actively in pursuit of its investment objective. Although it generally seeks to invest for the long-term, the Portfolio retains the right to sell securities irrespective of how long they have been held. It is anticipated that the annual portfolio turnover of the Portfolio will not exceed 100%. To the extent the Portfolio engages in short-term trading, it may incur increased transaction costs.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

NON-DIVERSIFIED STATUS. The Fund is classified as a 'non-diversified' investment company under the Investment Company Act of 1940, as amended (the '1940 Act'), which means that the Fund and the Portfolio are not limited by the 1940 Act in the proportion of their assets that may be invested in the securities of a single issuer. As such, the Portfolio may invest in a smaller number of individual issuers than a diversified investment company. Therefore, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.


However, the Fund intends to annually qualify and elect to be treated as a regulated investment company (a 'RIC') for purposes of the Internal Revenue Code of 1986, as amended (the 'Code') in order to obtain favorable tax treatment. See 'Taxes.' In order to qualify as a RIC, the Fund and the Portfolio will have to meet certain requirements, including asset diversification requirements. Under these asset diversification requirements, the Portfolio will limit its investments so that, at the close of each quarter of the taxable year:


(i) not more than 25% of the Portfolio's total assets (at market value) will be invested in the securities of a single issuer, and

(ii) with respect to 50% of its total assets (at market value), not more than 5% of its total assets (at market value) will be invested in the securities of a single issuer, and

(iii) the Portfolio will not own more than 10% of the outstanding voting securities of any single issuer. The Portfolio's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations.

REAL ESTATE SECURITIES. The Portfolio will not invest in real estate directly, but only in securities issued by real estate companies. However, the Portfolio (and the Fund) may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood property values and the appeal of properties to tenants and changes in interest rates.

REAL ESTATE INVESTMENT TRUSTS. The Portfolio may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs or Hybrid REITs.

Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments.

Hybrid REITs combine the characteristics of both Equity REITs and Mortgage
REITs.


In addition to the risks of investments in Real Estate Securities noted above, investment in REITs may present additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon specialized management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency and defaults by borrowers. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.


CONVERTIBLE SECURITIES. The convertible securities in which the Portfolio may invest include any debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Portfolio until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Portfolio will maintain a segregated account with the Custodian consisting of a portfolio of liquid securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities (excluding the obligations created by these commitments).

SHORT SALES. In the event that the Sub-Adviser anticipates that the price of a security will decline, the Sub-Adviser may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Portfolio will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. The Portfolio will only enter into short sales for hedging purposes. All short sales will be fully collateralized and the Portfolio will not sell securities short if immediately after and as a result of the short sale the value of all securities sold short by the Portfolio exceeds 25% of its total assets. The Fund also limits short sales of any one issuer's securities to 2% of the Fund's total assets and to 2% of any one class of the issuer's securities.

SPECIAL SITUATIONS. From time to time, the Portfolio may invest in special situations. A special situation arises when the Adviser believes that the securities of a particular issuer will be recognized and appreciate

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in value due to a specific development affecting that issuer. Developments that might create a special situation include a new product or process, a technological breakthrough, a management change, merger, recapitalization or other extraordinary corporate event, or a change in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not result in the anticipated market reaction.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Board of Trustees (the 'Trustees'). In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are limited. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objectives and Policies' in the SAI and 'Investment Restrictions' below.

SECURITIES LENDING. Subject to applicable investment restrictions, the Portfolio may lend its securities. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. The Portfolio will not lend its securities to any officer, Trustee, Director, employee or affiliate or placement agent of the Company, the Trust, or the Adviser, Sub-Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.

FOREIGN INVESTMENT INFORMATION. The Portfolio may invest up to 20% of its assets in foreign securities. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on such investments.

Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's

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
operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in countries other than in the United States.

The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ('ADRs'), European Depositary Receipts ('EDRs'), Global Depository Receipts ('GDRs') or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the foreign issuer. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. GDRs are issued outside the United States, typically by non-U.S. banks and trust companies. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for use in European and non-U.S. securities markets, respectively.

Because investments in foreign securities involve foreign currencies, the value of assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency exchange rates and in exchange control regulations, including currency blockage. See 'Foreign Currency Exchange Transactions' below.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the Portfolio may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Portfolio may, from time-to-time, enter into foreign currency exchange transactions. The Portfolio may enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, use forward currency contracts to purchase or sell foreign currencies, use currency futures contracts or purchase or sell options thereon or purchase or sell currency options.

A forward foreign currency exchange contract is an obligation of the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. The Portfolio will not enter into these foreign currency exchange transactions for speculative purposes. Foreign currency exchange transactions do not eliminate fluctuations in the local currency prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the local currency prices of these securities should decline.

Currency options give the buyer the right, but not the obligation, to purchase or sell a fixed amount of a specific currency at a fixed price at a future date. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a currency at a specified price at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

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The Portfolio may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Portfolio may use these techniques to hedge against change in foreign currency exchange rates (with the U.S. dollar or other foreign currencies) that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency.

Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, these transactions also limit any potential gain that might be realized should the value of the hedged currency increase. Additionally, the premiums paid by the Portfolio for currency or futures options increase the Portfolio's transaction costs. Similarly, the cost of the Portfolio's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold. The precise matching of these transactions and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date such a transaction is entered into and the date it is sold or matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Portfolio may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Portfolio's net assets would be in illiquid investments or investments that are not readily marketable. In addition, the Portfolio will not invest more than 10% of the market value of its total assets in restricted securities (not including Rule 144A securities) that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933, as amended (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. Repurchase agreements maturing in more than seven days are considered illiquid investments and, as such, are subject to the limitations set forth in this paragraph. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees of the Trust. The Trustees of the Trust will monitor the Adviser's implementation of these guidelines on a periodic basis.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments although it intends to stay invested in equity securities to the extent practical in light of its objective and long-term investment perspective. The Portfolio may make money market investments pending other investments or settlements, for liquidity or in adverse market conditions. Such money market investments may include obligations of the U.S. Government and its agencies and instrumentalities, money market mutual funds, commercial paper, bank obligations and repurchase agreements. For more detailed information about these money market investments, see 'Investment Objectives and Policies' in the SAI.

FUTURES AND OPTIONS TRANSACTIONS. The Portfolio is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.

The Portfolio may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on equity securities or indices of equity securities, enter into forward contracts, purchase and sell futures contracts on indices of equity securities and purchase or sell put and call options on futures contracts on indices of equity securities. The Portfolio may use these techniques for hedging or risk management purposes or, subject to certain limitations, for investment purposes in lieu of investing directly in the corresponding securities or instruments. Such use of derivatives may be considered speculative.

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The Portfolio may use these techniques to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if the Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolio will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. The use of options and futures may involve some leverage; such leverage is reduced by the requirement of the SEC to 'cover' such obligations. See 'Cover -- Segregated Accounts' below. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Portfolio's overall strategy in a manner deemed appropriate to the Sub-Adviser and consistent with the Portfolio's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Portfolio's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Portfolio's return. While the Portfolio's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Sub-Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, such strategies may lower the Portfolio's return. Certain strategies limit the Portfolio's opportunity to realize gains as well as limiting its exposure to losses. The Portfolio could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Portfolio will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Portfolio's turnover rate.

The Portfolio may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.


In addition, in order to assure that the Portfolio will not be considered a 'commodity pool' for purposes of the U.S. Commodity Futures Trading Commission ('CFTC') rules, the Portfolio will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.


OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities, indices of securities prices and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Portfolio may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Portfolio exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

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The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Portfolio may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.

OPTIONS ON INDICES. The Portfolio is permitted to purchase and sell put and call options on any securities index based on securities in which the Portfolio may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Portfolio's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Portfolio may not be able to close out an option position that it has previously entered into. When the Portfolio purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Portfolio may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Portfolio purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When the Portfolio sells a futures contract, it agrees to sell a specified

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quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Portfolio wishes to close out a particular position.

When the Portfolio purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Portfolio, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match the Portfolio's current or anticipated investments. The Portfolio may invest in futures contracts and options thereon based on currencies or on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments. The Portfolio may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Portfolio buys or sells a futures contract it will be required to deposit 'initial margin' either with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM'), or with the FCM. Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Portfolio may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Portfolio to close out its futures positions. Until it closes out a futures position, the Portfolio will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Portfolio's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

COVER -- SEGREGATED ACCOUNTS. The Portfolio will segregate liquid securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

For further information about the Portfolio's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objectives and Policies' in the SAI.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and the Portfolio, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the 1940 Act), of the Fund or the Portfolio, respectively. The Fund has the same investment restrictions as the Portfolio, except that the Fund may invest all of its investable assets in another open-end investment company with the same investment objective and restrictions (such as the Portfolio). References below to the Portfolio's investment restrictions also include the Fund's investment restrictions.

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The Portfolio may not: (i) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if its investments in such industry would exceed 25% of the value of the Portfolio's total assets, except this limitation shall not apply to investments in U.S. Government securities; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Portfolio's total assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Portfolio's total assets at the time of such borrowing, or purchase securities while borrowings and other senior securities exceed 5% of its total assets. For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' and 'Additional Information' in the SAI.

MANAGEMENT

DIRECTORS AND TRUSTEES. Pursuant to the Trust's Declaration of Trust, the Trustees of the Trust establish the Portfolio's general policies, are responsible for the overall management of the Trust, and review the actions of the Adviser, Sub-Adviser, Administrator and other service providers. Similarly, the Directors of the Company set the Company's general policies, are responsible for the overall management of the Company, and review the performance of its service providers. Additional information about the Company's Board of Directors and officers appears in the SAI under the heading 'Directors and Trustees.' The Trustees of the Trust are also the Directors of the Company, which raises certain conflicts of interest. The Company and the Trust have each adopted written procedures reasonably designed to deal with these conflicts, should they arise. The officers of the Company and the Trust are also employees of Investors Bank or its affiliates.


ADVISER AND FUNDS SERVICES AGENT. The Company has not retained the services of an investment adviser with respect to the Fund because the Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio has retained the services of the Branch as investment adviser and UBSAM as investment sub-adviser. The Branch, which operates out of offices located at 1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSAM, which also operates out of offices located at 1345 Avenue of the Americas, New York, New York, is a registered investment adviser in the U.S.



The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York since 1946. At December 31, 1997, the Bank (including its consolidated subsidiaries) had total assets of $395.1 billion (unaudited) and equity capital and reserves of $14.4 billion (unaudited).



On December 8, 1997, the Bank and Swiss Bank Corporation ('Swiss Bank') announced their intention to merge (the 'Merger Transaction') the Bank with Swiss Bank to form a new company expected to be called UBS. In February, 1998 the shareholders of UBS and Swiss Bank overwhelmingly approved the Merger Transaction. The Merger Transaction's completion is still subject to a number of conditions, including the receipt of regulatory approvals.


The Advisers provide investment advice and portfolio management to the Portfolio. Subject to the supervision of the Trustees and the Adviser, the Sub-Adviser makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. See 'Investment Adviser and Funds Services Agent' in the SAI.

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
In addition to the above-listed investment advisory services, the Branch also provides the Fund and the Portfolio with certain related administrative services. Subject to the supervision of the Directors and Trustees, respectively, the Branch is responsible for: establishing performance standards for the third-party service providers of the Fund and Portfolio and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.

The Branch provides its administrative services to the Fund pursuant to a Funds Services Agreement between the Branch and the Company. The Branch does not receive a fee from the Company or the Fund pursuant to the terms of the Funds Services Agreement.

Under the Trust's Investment Advisory Agreement, the Portfolio pays the Adviser a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.70% of the Portfolio's average daily net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund and the Portfolio for any of their respective direct and indirect expenses to the extent that the Fund's total operating expenses (including its share of the Portfolio's expenses) exceed, on an annual basis, 1.20% of the Fund's average daily net assets. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to the Fund. See 'Expenses.'


SUB-ADVISER. The Sub-Adviser uses a sophisticated, disciplined, collaborative process for managing the Portfolio. Bruce C. Ebnother is primarily responsible for the day-to-day management and implementation of the Sub-Adviser's process for the Portfolio. Mr. Ebnother is a Vice President and Portfolio Manager at the Sub-Adviser, a position he has held since 1996. Prior to joining the Sub-Adviser, Mr. Ebnother was a Senior Equity Analyst, Real Estate, at Smith Barney from 1992 through 1996. In total, Mr. Ebnother has 14 years investment experience and holds a BA degree from Brown University. The Sub-Adviser has advised mutual funds for only a short time.


Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser has agreed to pay the Sub-Adviser a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.40% of the first $25 million of the Portfolio's average daily net assets plus 0.325% of the next $25 million of such assets plus 0.25% of such assets in excess of $50 million. The Adviser is solely responsible for paying the Sub-Adviser this fee.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE BRANCH OR ANY OTHER BANK.


ADMINISTRATORS. The Fund and the Portfolio employ Investors Bank & Trust Company ('Investors Bank') and IBT Trust and Custodial Services (Ireland) LMTD ('IBT Ireland'), a subsidiary of Investors Bank, respectively, as Administrators under Administration Agreements (the 'Administration Agreements') to provide certain administrative services. The services provided by Investors Bank and IBT Ireland under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Fund only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.


For its services under the Administration Agreement, the Fund has agreed to pay Investors Bank a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.


Under the Trust's Administrative Services Agreement, the Portfolio has agreed to pay IBT Ireland a fee, calculated daily and payable monthly, equal, on an annual basis, to 0.07% of the Portfolio's first $100 million of average daily net assets and 0.05% of the average daily net assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland.

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
DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. (the 'Distributor') serves as the distributor of Fund shares. The Distributor is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). The Distributor is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of the Distributor are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from Investors Bank.

CUSTODIAN. Investors Bank also serves as the custodian for the Portfolio and the Fund and transfer and dividend disbursing agent for the Fund. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X 1C8.

SHAREHOLDER SERVICES


The Company has entered into a shareholder servicing agreement with the Branch, and may enter into additional shareholder servicing agreements with one or more financial institutions (together with the Branch, 'Eligible Institutions') such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or broker-dealer. Pursuant to each shareholder servicing agreement, an Eligible Institution, as agent for its customers who are purchasing shares of the Fund, will perform the following services for these investors, among other things: coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund, and responding to shareholder inquiries. The Company has agreed to pay each Eligible Institution a fee for these services equal, on an annual basis, to 0.25% of the average daily net assets of the Fund represented by shares of the Fund owned during the period for which payment is being made. Under the terms of the shareholder servicing agreements, Eligible Institutions may delegate one or more of their responsibilities to other entities at their expense.


EXPENSES

In addition to the fees of the Branch, Investors Bank, and IBT Ireland, the Fund will be responsible for other expenses, including brokerage costs and litigation and extraordinary expenses. The Branch has voluntarily agreed to limit the total operating expenses of the Fund, excluding extraordinary expenses, to an annual rate of 1.20% of the Fund's average daily net assets. The Branch may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' prior notice to the Fund.

The Fund and the Portfolio may allocate brokerage transactions to their affiliates and the Advisers' affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Fund also reserves the right to determine the purchase orders that it will accept and reserves the right to cease offering its shares at any time. The shares of the Fund may be purchased only in those states where they may be lawfully sold.

The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment in the Fund for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000 and the minimum subsequent investment is $1,000. These minimum investment requirements may be waived at the Fund's sole discretion.

No share certificates will be issued.

PURCHASE PRICE AND SETTLEMENT. The shares of the Fund are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. The Fund calculates its net asset value at the close of business on any day on which the New York Stock Exchange (the 'NYSE') is open for regular trading (a 'Fund Business Day'). Purchase orders received and accepted by the Distributor prior to 4:00 p.m. New York time on any Fund Business Day or prior to the close of the NYSE, whichever is earlier, will be effective and executed at the net asset value determined that day. The purchaser becomes a holder of record that day, provided the Fund receives payment for those shares on the following business day ('settlement date') and, as a recordholder, is entitled to earn dividends. Purchase orders received after 4:00 p.m. or after the close of the NYSE, whichever is earlier, will receive the net asset value determined on the next Fund Business Day, and the investor becomes a holder of record on such next Fund Business Day. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided by the net asset value per share of the Fund next determined on the day that the investor's purchase is accepted. See also 'Purchase of Shares' in the SAI.

Customers of Eligible Institutions should request a representative of their Eligible Institution to assist them in placing a purchase order with the Distributor. Shareholders who do not currently maintain a relationship with an Eligible Institution may purchase shares of the Fund directly from the Distributor by wire transfer or mail.


By wire transfer: Purchases may be made by federal funds wire. To place a purchase order with the Fund, the shareholder must telephone the Transfer Agent at (888) UBS-FUND (888-827-3863) for specific instructions. A completed account application must promptly follow any wire order for an initial purchase. Completed account applications should be mailed or sent via facsimile. Investors should contact the Transfer Agent for further instructions regarding account applications. Account applications are not required for subsequent purchases; however, the investor's account number must be clearly indicated on the wire to ensure proper credit.


An investor should instruct its bank to wire federal funds as indicated below on settlement date:

                         Investors Bank & Trust Company
                     Attn: UBS Private Investor Funds, Inc.
                                ABA #: 011001438
                                DDA #: 841212416
                   for further credit to UBS Real Estate Fund
                 [Investor account name(s) and account number]

By mail: Shareholders may purchase shares of the Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.', to UBS Private Investor Funds, Inc.; c/o Investors Bank & Trust Company; P.O. Box 9130; MFD 23; Boston, Massachusetts 02117-9130.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase. The Fund will not accept third-party checks.

The Transfer Agent will maintain the accounts for all shareholders of record. For account balance information and shareholder services, shareholders should contact the Transfer Agent at (888) UBS-FUND (888-827-3863) or in writing to UBS Private Investor Funds, Inc.; c/o Investors Bank & Trust Company; P.O. Box 9130; MFD 23; Boston, MA 02117-9130.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. To be in proper form, the Fund must have received the shareholders taxpayer identification number and address. Redemption requests must include the name of the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed by a person who is authorized to transact on behalf of the shareholder. In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures. If the guarantor institution belongs to one of the

Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp. Guarantees by notaries public are not acceptable. Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

Customers of Eligible Institutions must request a representative of their Eligible Institution to assist them in placing a redemption order with the Fund.

REDEMPTION PRICE AND SETTLEMENT. Redemption orders received by the Distributor in good form prior to 4:00 p.m. New York time on any Fund Business Day or the close of the NYSE, whichever is earlier, will be effected and executed at the net asset value determined on that day. Redemption orders received after 4:00 p.m. New York time will be effected and executed at the net asset value determined on the next Fund Business Day. Proceeds from the redemption will be generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder, or sent by check to the address of record if requested by the shareholder.


Shareholders who maintain an account directly with the Distributor may redeem Fund shares by mail or telephone.


By mail: Redemption requests may be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, a signature guarantee is required. See 'General Information on Redemptions' above.

By telephone: The shareholder may place a redemption request by calling the Transfer Agent at 888-UBS-FUND (888-827-3863). Shareholders utilizing the telephone redemption option must have previously designated this option on the initial account application, or by subsequent written authorization to the Fund. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Fund and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by the Fund or the Transfer Agent to employ such procedures may cause the Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in the Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

The right of redemption may be suspended or the date of payment postponed for such periods as the 1940 Act or the SEC may permit. See 'Redemption of Shares' in the SAI.

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
EXCHANGE OF SHARES

An investor may exchange Fund shares for shares of any other series of the Company, without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the other Company series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See appropriate section relating to the purchase and redemption of shares in this and other prospectuses. See also 'Additional Information' below for an explanation of the telephone exchange policy.


Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time.


RETIREMENT PLANS

The Fund has available a form of Individual Retirement Account ('IRA') for investment in Fund shares. Subject to certain restrictions imposed by applicable tax laws, self-employed individuals may purchase shares of the Fund through tax-deductible contributions to existing retirement plans known as Self-Employed Retirement Plans ('SERPs'). Fund shares may also be a suitable investment for '401(k) Plans' which subject to certain restrictions allow their participants to invest in qualified pension plans on a tax-deferred basis. The Fund does not currently act as sponsor to such plans.

The minimum initial investment for all such retirement plans is $2,000. The minimum for all subsequent investments is $500.


Under the Code, individuals may make IRA contributions of up to $2,000 annually, which may be, depending on the contributor's participation in an employer-sponsored plan and income level, wholly or partly tax-deductible. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a combined maximum of $4,000 annually to one or both IRAs provided that no more than $2,000 may be contributed to the IRA of either spouse.



Investors should be aware that they may be subject to penalties or additional taxes on contributions to or withdrawals from IRAs or other retirement plans under certain circumstances. Prior to a withdrawal, shareholders may be required to certify as to their age and awareness of such restrictions in writing. Clients of Eligible Institutions desiring information concerning investments through IRAs or other retirement plans should contact their Eligible Institution. Clients who do not maintain a relationship with an Eligible Institution may obtain such information by calling the Transfer Agent at (888) UBS-FUND (888-827-3863).


DIVIDENDS AND DISTRIBUTIONS

Dividends consisting of substantially all of the Fund's net investment income, if any, will be declared and paid quarterly. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund.

Substantially all of the Fund's realized net capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected, in writing, to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check

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
to the shareholder's address of record, in accordance with the shareholder's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

NET ASSET VALUE

The Fund's net asset value per share equals the value of the Fund's total assets (i.e., the value of its investment in the Portfolio plus its other assets) less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the service providers of the Fund and the Portfolio, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value'. See 'Net Asset Value' in the SAI for information on the valuation of the Portfolio's assets and liabilities.

The Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on any day on which the New York Stock Exchange is closed, including the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

UBS Private Investor Funds, Inc., a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund.

The Company is currently authorized to issue shares in nine series: The UBS Bond Fund Series; The UBS High Yield Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS International Equity Fund Series; The UBS Institutional International Equity Fund Series; The UBS Large Cap Growth Fund Series; The UBS Small Cap Fund Series; The UBS Value Equity Fund Series; and the UBS Real Estate Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of The UBS Real Estate Fund Series are offered through this Prospectus.

Shareholder inquiries by clients of Eligible Institutions may be directed to their Eligible Institution and other shareholders may address their inquiries to the Transfer Agent.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Directors may call meetings of shareholders for action by shareholder vote as may be required by its Articles of Incorporation or the 1940 Act. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.

UBS INVESTOR PORTFOLIOS TRUST


UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests divided into one or more subtrusts or series. To date, seven series have been authorized: The Value Equity Portfolio, International Equity Portfolio, Small Cap Portfolio, Large Cap Growth Portfolio, Real Estate Portfolio, Bond Portfolio and High Yield Bond Portfolio.


The Declaration of Trust provides that no Trustee, shareholder, officer, employee, or agent of the Trust shall be held to any personal liability, nor shall resort be had to such person's private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Portfolio, but that only the Trust property shall be liable. The Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and

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
common and commingled trust funds) will each be liable for all the obligations of the Portfolio. However, the risk of the Fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investment in the Portfolio.

TAXES


The Fund intends to annually qualify and elect to be treated as a regulated investment company (a 'RIC') under Subchapter M of the Code. As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed. The Portfolio intends to qualify as a partnership for federal income tax purposes. As such, the Portfolio generally should not be subject to tax. The status of the Fund as a regulated investment company is dependent on, among other things, the Portfolio's continued qualification as a partnership for federal income tax purposes.



Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are taxable as ordinary income to Fund shareholders whether such distributions are received in the form of cash or reinvested in additional shares. To the extent that dividends distributed to shareholders are designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, such dividends are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations. Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Long-term capital gains distributions to corporate shareholders are not eligible for the dividends-received deduction. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for the Fund.



Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than a year, otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, and to the extent that, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.


The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Furthermore, dividends declared in October, November, or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution. If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, the Fund may be fined up to $50 annually for each account for which a certified taxpayer identification

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
number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Investors are urged to consult their own tax advisors with respect to specific questions as to federal taxes and with respect to the applicability of state or local taxes. See 'Taxes' in the SAI.

ADDITIONAL INFORMATION

The Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders also will be sent confirmations of each purchase and redemption and periodic statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

Shareholders of certain Eligible Institutions may be given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Eligible Institution, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Morgan Stanley Indices, Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates, S&P 500 Index, the Dow Jones Average, the Frank Russell Indices, the Financial Times World Stock Index and other industry publications.

The Fund may advertise 'total return.' The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of an Eligible Institution by calling the Eligible Institution and other shareholders may address their inquiries to the Transfer Agent.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                         PAGE
                                                                                                         ---

Investors for Whom the Fund is Designed...............................................................     2
Master-Feeder Structure...............................................................................     4
Investment Objective and Policies.....................................................................     5
Additional Investment Information and Risk Factors....................................................     6
Investment Restrictions...............................................................................    13
Management............................................................................................    14
Shareholder Services..................................................................................    16
Expenses..............................................................................................    16
Purchase of Shares....................................................................................    16
Redemption of Shares..................................................................................    17
Exchange of Shares....................................................................................    19
Retirement Plans......................................................................................    19
Dividends and Distributions...........................................................................    19
Net Asset Value.......................................................................................    20
Organization..........................................................................................    20
Taxes.................................................................................................    21
Additional Information................................................................................    22


--------------------------------------------------------------------------------


INVESTMENT ADVISER                                   Union Bank of Switzerland,
                                                     New York Branch
                                                     1345 Avenue of the Americas
                                                     New York, NY 10105

INVESTMENT SUB-ADVISER                               UBS Asset Management (New York) Inc.
                                                     1345 Avenue of the Americas
                                                     New York, NY 10105

ADMINISTRATOR AND CUSTODIAN                          Investors Bank & Trust Company
AND TRANSFER AGENT                                   200 Clarendon Street
                                                     Boston, Massachusetts 02116

DISTRIBUTOR                                          First Fund Distributors, Inc.
                                                     4455 E. Camelback Road
                                                     Phoenix, Arizona 85018


--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

[LOGO]

                       UBS PRIVATE INVESTOR FUNDS, INC.
                          UBS TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PROSPECTUS


UBS TAX EXEMPT BOND FUND
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116
FOR INFORMATION CALL (888) UBS-FUND ((888) 827-3863)


UBS Tax Exempt Bond Fund (the 'Fund') seeks to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of intermediate-term instruments.

The Fund is a diversified, no-load mutual fund for which there are no sales charges or exchange or redemption fees. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law.

The Fund is advised by the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank').


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated May 1, 1998, provides further discussion of certain topics referred to in this Prospectus and other matters that may be of interest to investors. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference and is available without charge upon written request from the Company or the Distributor (as defined herein) at the addresses set forth on the back cover of the Prospectus or by calling (888) UBS-FUND ((888) 827-3863).


INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNION BANK OF SWITZERLAND OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO RISKS THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE. WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS DATED MAY 1, 1998.

UBS TAX EXEMPT BOND FUND
INVESTORS FOR WHOM THE FUND IS DESIGNED

UBS Tax Exempt Bond Fund (the 'Fund') is designed for investors seeking a higher level of current income that is exempt from federal income tax from a portfolio of tax exempt securities than that available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of intermediate-term instruments. The Fund seeks to achieve its investment objective by investing primarily in municipal securities that earn interest exempt from federal income tax in the opinion of the issuer's bond counsel. See 'Investment Objective and Policies'.

The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of UBS Private Investor Funds, Inc. (the 'Company'). The minimum subsequent investment for all investors is $5,000. These minimums may be waived for certain accounts. See 'Purchase of Shares'. If shareholders reduce their total investment in shares of the Fund to less than $10,000, their investment will be subject to mandatory redemption. See 'Redemption of Shares -- Mandatory Redemption'. The Fund is one of several series of the Company, an open-end management investment company organized as a Maryland corporation.

This Prospectus describes the Fund's investment objective and policies, management and operations to enable investors to decide if the Fund suits their investment needs.

The following table illustrates that Fund investors incur no shareholder transaction expenses: their investments in the Fund are subject only to the operating expenses set forth below as a percentage of the Fund's average daily net assets. Fund expenses are discussed below under the headings 'Management', 'Expenses' and 'Shareholder Services'.

SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases...................................................................   None
Sales Load Imposed on Reinvested Dividends........................................................   None
Deferred Sales Load...............................................................................   None
Redemption Fees...................................................................................   None
Exchange Fees.....................................................................................   None

EXPENSE TABLE

ANNUAL OPERATING EXPENSES*
Advisory Fees, After Fee Waiver**.................................................................   0.00%
Rule 12b-1 Fees...................................................................................   None
Other Expenses, After Expense Reimbursements***...................................................   0.80%
                                                                                                     ----
Total Operating Expenses, After Fee Waivers and Expense Reimbursements*...........................   0.80%
                                                                                                     ----
                                                                                                     ----

* Expenses are expressed as a percentage of the Fund's projected average daily net assets and are based on estimates of the expenses to be incurred during the current fiscal year, after any applicable fee waivers and expense reimbursements. Without such fee waivers and expense reimbursements, Total Operating Expenses would be equal, on an annual basis, to 2.74% of the Fund's projected average daily net assets. See 'Management'.

** The New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank') has agreed to waive fees and reimburse the Fund for any of its operating expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this undertaking at any time in the future with 30 days' notice to the Fund. The advisory fee would be 0.45% if there were not a fee waiver. See 'Expenses'.


*** The fees and expenses in Other Expenses, After Expense Reimbursements include fees payable to: (i) Investors Bank & Trust Company ('Investors Bank', the 'Custodian', or the 'Transfer Agent') (a) under an Administration Agreement with the Funds, (b) as custodian of the Funds and the Portfolios and (c) as transfer agent of the Funds; (ii) IBT Trust & Custodial Services (Ireland) LMTD ('IBT Ireland') under an Administration Agreement with the Fund, and (iii) Eligible Institutions providing shareholder services under various shareholder servicing agreements. For a more detailed description of contractual fee arrangements, including fee waivers and expense reimbursements, and of the fees and expenses included in Other Expenses, see 'Management' and 'Shareholder Services'.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return and a redemption at the end of each time period:

1 Year......................................................   $ 8
3 Years.....................................................   $26

The above Expense Table is designed to assist investors in understanding the various direct and indirect costs and expenses that Fund investors are expected to bear. In connection with the above Example, please note that $1,000 is less than the Fund's minimum investment requirement and that there are no redemption or exchange fees of any kind. See 'Purchase of Shares', 'Exchange of Shares' and 'Redemption of Shares'. THE EXAMPLE IS HYPOTHETICAL; IT IS INCLUDED SOLELY FOR ILLUSTRATIVE PURPOSES, AND ASSUMES THE CONTINUATION OF THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS REPRESENTED IN THE ABOVE 'EXPENSE TABLE'. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective and policies are described below. Additional information about the Fund's investment policies appears in the Statement of Additional Information (the 'SAI') under 'Investment Objective and Policies'. There can be no assurance that the Fund's investment objective will be achieved. The Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See 'Taxes'.

The Fund is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of intermediate-term instruments.

The Fund attempts to achieve its investment objective by investing primarily in municipal securities that pay interest that is, in the opinion of bond counsel for the issuer, exempt from federal income tax. As a fundamental policy, during normal market conditions, the Fund will invest at least 80% of its net assets in obligations the interest on which is exempt from federal income taxation, which obligations will not include obligations that may be subject to the alternative minimum tax. Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see 'Taxes'. The remainder of the Fund's portfolio may be invested in U.S. dollar-denominated debt securities of foreign and domestic issuers.

The Adviser anticipates that the duration (as defined below) of the Fund's portfolio will usually be between one and seven years. In view of the Fund's duration, under normal market conditions, the Fund's yield can be expected to be higher and its net asset value less stable than those of a money market fund. The maturities of the individual securities in the Fund's portfolio may vary widely from its duration, however, and may be as long as 30 years. Duration is a measure of a bond's price sensitivity, expressed in years. It is a measure of interest rate risk of a bond calculated by taking into consideration the number of years until the average dollar, in present value terms, is received from principal and interest payments. For example, for a bond with a duration of four years, every 1% change in yield will result in a 4% change in price in the opposite direction. The Adviser will select long-term or short-term securities for the Fund depending on several factors, including whether the Adviser believes interest rates will rise or fall in the future.

The Fund intends to manage its portfolio actively in pursuit of its investment objective. Portfolio transactions are undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates, but the Fund may also engage in short-term trading consistent with its objective. To the extent the Fund engages in short-term trading, it may incur increased transaction and tax costs. See 'Taxes' below. The annual portfolio turnover rate for the Fund is expected to be under 100%. See 'Portfolio Transactions' in the SAI.

The value of the Fund's investments will generally fluctuate inversely with changes in prevailing interest rates. The existing value of the Fund's investments will also be affected by changes in the creditworthiness of issuers and other market factors. The quality criteria applied in selecting portfolio securities are intended to minimize adverse price changes due to credit considerations. The value of the Fund's municipal securities can also be affected by market reaction to legislative consideration of various tax reform proposals. Although the net asset value of the Fund fluctuates, the Fund attempts to preserve the value of its investments to the extent consistent with its objective.

MUNICIPAL BONDS. The Fund may invest in bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. These obligations may be general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific revenue sources, but not generally backed by the issuer's taxing power. These include industrial development bonds where payment is the responsibility of the private industrial user of the facility financed by the bonds. Because industrial development bonds are generally subject to federal income tax or the alternative minimum tax, the Fund may invest only up to 20% of its net assets in industrial development bonds or other securities subject to federal income tax.

MUNICIPAL NOTES. The Fund may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. The interest rate on variable rate demand notes is adjustable at periodic intervals as specified in the notes. Master demand obligations permit the investment of fluctuating amounts at periodically adjusted interest rates. They are governed by agreements between the municipal issuer and the Adviser acting as agent, for no additional fee, in its capacity as the Fund's Adviser and as fiduciary for other clients. Although master demand obligations are not marketable to third parties, the Fund considers them to be liquid because they are payable on demand. For more information about municipal notes, see 'Investment Objective and Policies' in the SAI.

TAXABLE BONDS. The Fund intends to invest its assets principally in tax exempt securities. However, it may invest up to 20% of its net assets in a broad range of U.S. dollar denominated debt securities of domestic and foreign issuers, the interest income from which may be subject to federal, as well as state and local and foreign income taxes. These include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities, securities of the United States government and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables that generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment than anticipated because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower than the interest rates on the prepaid securities. In addition, the value of zero coupon securities, which do not pay interest, is more volatile than that of interest bearing debt securities with the same maturity. The Fund does not expect to invest more than 5% of its assets in securities of foreign issuers. All such investments will be denominated in U.S. Dollars. See 'Additional Investment Information and Risk Factors' for further information on foreign investments and convertible securities. The Portfolio may purchase nonpublicly offered debt securities. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities'.

The Fund may invest in money market instruments that meet the quality requirements described below, except that short-term municipal obligations of New York State issuers may be rated MIG-2 by Moody's Investors Service Inc. ('Moody's') or SP-2 by Standard & Poor's Corporation ('Standard & Poor's'). Under normal circumstances, the Fund will purchase these securities to invest temporary cash balances or to maintain liquidity to meet withdrawals. However, the Fund may also invest in money market instruments, without limit, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

QUALITY INFORMATION. The Fund will not purchase any municipal obligation unless it is rated at least Aaa, Aa, A, Baa, MIG-1 or Prime-1 by Moody's or AAA, AA, A, BBB, SP-1 or A1 by Standard & Poor's (except for short-term obligations of New York State issuers as described above) or, if it is unrated, in the Adviser's opinion it is of comparable quality. It is the Fund's current policy that its non-municipal debt securities will be rated at least Baa or BBB by Moody's or Standard & Poor's, respectively. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade, but have some speculative characteristics.

ADDITIONAL INVESTMENT INFORMATION AND RISK FACTORS

The Fund may purchase municipal obligations together with puts, municipal obligations on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, purchase synthetic variable rate instruments, loan its portfolio securities, purchase investment company securities and certain privately placed securities, and enter into certain hedging transactions that may involve options on securities and securities indices, futures contracts and options on futures contracts and currency options.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. Between the trade and settlement dates, the Fund will maintain a segregated account with the Custodian consisting of a portfolio of high grade, liquid debt securities with a value at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the Fund's current policy not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets less liabilities (excluding the obligations created by these commitments).

REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreement transactions with brokers, dealers or banks that meet the credit guidelines established by the Company's Board of Directors (the 'Directors' or the 'Board'). In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities with a market value at least equal to the purchase price plus accrued interest as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral's value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the disposition of collateral may be delayed or limited. Investments in repurchase agreements maturing in more than seven days and certain other investments that may be considered illiquid are subject to certain limitations. See 'Illiquid Investments; Privately Placed and Other Unregistered Securities' below.

REVERSE REPURCHASE AGREEMENTS. The Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund and, therefore, is a form of leverage. Leverage may cause the Fund's gains or losses, if any, to be magnified. For more information, including limitations on the use of reverse repurchase agreements, see 'Investment Objective and Policies' in the SAI.

SECURITIES LENDING. Subject to applicable investment restrictions, the Fund may lend its securities. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all the facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans with a term in excess of one year. The Fund will not lend its securities to any officer, Director, employee or affiliate or placement agent of the Fund, or the Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.

TAXABLE INVESTMENTS. The Fund attempts to invest its assets primarily in tax exempt municipal securities; however, the Fund is permitted to invest up to 20% of the value of its net assets in securities the interest income on which may be subject to federal, as well as state and local and foreign income taxes. The Fund may make taxable investments pending the investment of proceeds from earlier sales of its portfolio securities or when -- in the opinion of the Adviser -- adverse market conditions exist. In abnormal market conditions, if, in the judgment of the Adviser tax exempt securities satisfying the Fund's investment objective may not be purchased, the Fund may, for defensive purposes only, temporarily invest more than 20% of its net assets in taxable investments. The taxable investments permitted for the Fund include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper, the debt securities of domestic and foreign issuers (U.S. dollar denominated) and repurchase agreements and other debt securities that meet the Fund's quality requirements. See 'Taxes'.

PUTS. The Fund may purchase, without limit, municipal bonds or notes together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a put. The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. Consistent with the Fund's investment objective and subject to the supervision of the Directors, the purpose of this practice is to permit the Fund to be fully invested in tax exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large withdrawals, to purchase at a later date securities other than those subject to the put and to facilitate the Adviser's ability to manage the portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Adviser will monitor each writer's ability to meet its obligations under puts.

The Fund uses the amortized cost method to value all municipal securities with maturities of less than 60 days; when these securities are subject to puts separate from the underlying securities, no value is assigned to the puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. See 'Investment Objective and Policies' in the SAI for the valuation procedure if the Fund were to invest in municipal securities with maturities of 60 days or more that are subject to separate puts.

SYNTHETIC VARIABLE RATE INSTRUMENTS. The Fund may invest in certain synthetic variable rate instruments. Such instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. The Adviser will review the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond.

ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of the market value of the Fund's net assets would be in illiquid investments or investments that are not readily marketable. In addition, the Fund will not invest more than 10% of the market value of its total assets in restricted securities that cannot be offered for public sale in the United States without first being registered under the Securities Act of 1933 (the 'Securities Act'). Subject to those non-fundamental policy limitations, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act, and cannot be offered for public sale in the United States without first being registered. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. Repurchase agreements maturing in more than seven days are considered illiquid and, as such, are subject to the limitations set forth in this paragraph. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Board. The Board will monitor the Adviser's implementation of these guidelines on a periodic basis.

FUTURES AND OPTIONS TRANSACTIONS. The Fund is permitted to enter into the futures and options transactions described below. These instruments are commonly known as derivatives.

The Fund may purchase and sell exchange traded and over-the-counter ('OTC') put and call options on fixed income securities or indices of fixed income securities, purchase and sell futures contracts on indices of fixed income securities, and purchase and sell put and call options on futures contracts on indices of fixed income securities. The Fund may use these techniques for hedging or risk management purposes or, subject to certain limitations, for the purpose of obtaining desired exposure to certain securities or markets.

The Fund may use these techniques to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, may tend to increase market exposure. For example, if the Portfolio wishes to obtain exposure to a particular market or market sector but does not wish to purchase the relevant securities, it could, as an alternative, purchase a futures contract on an index of such securities or related securities. Such a purchase would not constitute a hedging transaction and could be considered speculative. However, the Portfolio will use futures contracts or options in this manner only for the purpose of obtaining the same level of exposure to a particular market or market sector that it could have obtained by purchasing the relevant securities and will not use futures contracts or options to leverage its exposure beyond this level. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund's objective and policies. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The Fund's use of these transactions is a highly specialized activity, which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund's return. While the Fund's use of these instruments may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, such strategies may lower the Fund's return. Certain strategies limit the Fund's opportunity to realize gains as well as its exposure to losses. The Fund could experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur costs, including commissions and premiums, in connection with these transactions and these transactions could significantly increase the Fund's turnover rate.

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The Fund may purchase and sell put and call options on securities, indices of securities and futures contracts, or purchase and sell futures contracts for the purposes described herein.

In addition, in order to assure that the Portfolio will not be considered a 'commodity pool' for purposes of Commodity Futures Trading Commission ('CFTC') rules, the Portfolio will enter into transactions in futures contracts or options on futures contracts only if (1) such transactions constitute bona fide hedging transactions as defined under CFTC rules, or (2) no more than 5% of the Portfolio's net assets are committed as initial margin or premiums to positions that do not constitute bona fide hedging transactions.

OPTIONS

PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities, indices of securities prices and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. American style options may be exercised on any day up to their expiration date. European style options may be exercised only on their expiration date.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option and related transaction costs if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

SELLING (WRITING) PUT AND CALL OPTIONS. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, however, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decrease. At the same time, because a call writer must be prepared to deliver the underlying instrument

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

in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of a U.S. exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin if and as the position becomes unprofitable.

OPTIONS ON INDICES. The Fund is permitted to enter into options transactions and may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus the Fund may not be able to close out an option position that it has previously entered into. When the Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.

FUTURES CONTRACTS

When the Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date and price or to make or receive a cash payment based on the value of a securities index. When the Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date and price or to receive or make a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates or the positions can be (and normally are) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When the Fund purchases or sells a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Purchasing futures contracts may tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly, as discussed above. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts on securities similar to those held by the Fund, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that these standardized instruments will not exactly match the Fund's current or anticipated investments. The Fund may invest in futures contracts and options thereon based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. The Portfolio may also enter into transactions in futures contracts and options for non-hedging purposes, as discussed above.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Fund buys or sells a futures contract it will be required to deposit 'initial margin' with the Custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ('FCM'). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional 'variation margin' payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Fund to close out its futures positions. Until it closes out a futures position, the Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the

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

Fund's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.


COVER -- SEGREGATED ACCOUNTS. The Fund will segregate liquid securities in connection with its use of options and futures contracts to the extent required by the SEC. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


For further information about the Fund's use of futures and options and a more detailed discussion of associated risks, see 'Investment Objective and Policies' in the SAI.

INVESTMENT RESTRICTIONS

The Fund's investment objective, together with the investment restrictions described below and in the SAI, except as noted, are deemed fundamental policies, i.e., they may be changed only by the 'vote of a majority of the outstanding voting securities' (as defined in the Investment Company Act of 1940 (the '1940 Act')) of the Fund.

As a diversified investment company, 75% of the Fund's total assets are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government securities; and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. See 'Investment Objective and Policies -- Quality and Diversification Requirements' in the SAI.

The Fund may not: (i) purchase the securities of governmental units located in any one state, territory or possession of the United States if, as a result, more than 25% of the Fund's assets would be so invested; (ii) enter into reverse repurchase agreements or other permitted borrowings that constitute senior securities under the 1940 Act, exceeding in the aggregate one-third of the value of the Fund's assets; or (iii) borrow money, except from banks for extraordinary or emergency purposes, or mortgage, pledge or hypothecate any assets except in connection with any such borrowings or permitted reverse repurchase agreements in amounts up to one-third of the value of the Fund's assets at the time of such borrowing or purchase securities while borrowings and other senior securities exceed 5% of its total assets. Currently, however, it is expected that the Adviser will limit aggregate Fund borrowings, including reverse repurchase agreements, to 10% of the Fund's total assets.

For a more detailed discussion of the above investment restrictions, as well as a description of certain other investment restrictions, see 'Investment Restrictions' in the SAI.

MANAGEMENT

DIRECTORS. The Board establishes the general policies of the Company, is responsible for the overall management of the Company and reviews the performance of the Fund's Adviser, Administrator, Custodian, Distributor, Shareholder Servicing Agent and other service providers. Additional information about the Company's Board of Directors and officers appears in the SAI under the heading 'Directors'. The officers of the Company are also employees of Signature or its affiliates.


ADVISER. The Fund has retained the services of the Branch as investment adviser. The Branch, which operates out of offices located at 1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States.


The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Chicago, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank through its offices and subsidiaries engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At December 31, 1997, the Bank (including its consolidated subsidiaries) had total assets of $395.1 billion (unaudited) and equity capital and reserves of $14.4 billion (unaudited).



On December 8, 1997, the Bank and Swiss Bank Corporation ('Swiss Bank') announced their intention to merge (the 'Merger Transaction') the Bank with Swiss Bank to form a new company expected to be called UBS. In February, 1998, the shareholders of UBS and Swiss Bank overwhelmingly approved the proposed Merger Transaction. The Merger Transaction's completion is still subject to a number of conditions, including the receipt of regulatory approvals.


The Branch provides investment advice and portfolio management to the Fund. Subject to the supervision of the Directors, the Branch makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments and operations. See 'Investment Adviser and Funds Services Agent' in the SAI.

Ronald W. Fleming is primarily responsible for the day-to-day management and implementation of the Adviser's process for the Fund. Mr. Fleming has been a Vice President of the Adviser since July 1994 and is responsible for asset allocation and security selection for other domestic fixed income portfolios, including several tax exempt portfolios. From 1988 to 1994, Mr. Fleming was a Senior Portfolio Manager for IBM Credit Corp. and was responsible for managing $7 billion in domestic and international fixed income products. Mr. Fleming has previously managed various national and state-specific tax exempt portfolios and has previously managed the investments of mutual funds. Mr. Fleming holds an undergraduate degree from Kent State University and has done post graduate work at the Wharton School of the University of Pennsylvania and has 19 years of investment experience. The Branch has not previously advised a mutual fund. This may be viewed as a risk of investing in this Fund.

In addition to the above-listed investment advisory services, the Adviser also provides the Fund with certain related administrative services. Subject to the supervision of the Board, the Adviser is responsible for: establishing performance standards for the Fund's third-party service providers and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors; supervising the preparation of reports for Fund shareholders; establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund; and such other related services as the Company may reasonably request.

Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.45% of the Fund's average net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund for any of its expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this expense limitation at any time in the future with 30 days' notice to the Fund. See 'Expenses'.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE BRANCH OR ANY OTHER BANK.





ADMINISTRATOR. The Fund employs Investors Bank as Administrator under an Administration Agreement (the 'Administration Agreement') to provide certain administratve services. The services provided by Investors Bank under the Administration Agreement include certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.



For its services under the Administration Agreement, each Fund pays Investors Bank a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of such Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank does not receive a fee from the Funds on average daily net assets in excess of $200 million.

DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. ('First Fund' or the 'Distributor') serves as the distributor of the Fund's shares. First Fund is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). First Fund is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of First Fund are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from the Administrator.



CUSTODIAN. Investors Bank also serves as the custodian for the Portfolios and the Funds and transfer and dividend disbursing agent for the Funds. See 'Custodian' in the SAI. The Custodian also maintains offices at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8.



SHAREHOLDER SERVICES



     The Company has entered into a shareholder servicing agreement with the Branch, and may enter into additional shareholder servicing agreements with one or more financial institutions (together with the Branch, 'Eligible Institutions') such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or broker-dealer. Pursuant to each shareholder servicing agreement, an Eligible Institution, as agent for its customers who are purchasing shares of the Fund, will perform the following services for these investors, among other things: coordinating shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund, and responding to shareholder inquiries. The Company has agreed to pay each Eligible Institution a fee for these services equal, on an annual basis, to 0.25% of the average daily net assets of the Fund represented by shares of the Fund owned during the period for which payment is being made by customers of the Eligible Institution. Under the terms of the shareholder servicing agreements, Eligible Institutions may delegate one or more of their responsibilities to other entities at their expense.



EXPENSES



In addition to the fees of the Adviser and Investors Bank, the Fund will be responsible for other expenses, including brokerage costs and litigation and extraordinary expenses. The Adviser has voluntarily agreed to limit the total operating expenses of the Fund, excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this voluntary expense limitation at any time in the future with 30 days' prior notice to the Fund.


The Fund may allocate brokerage transactions to its affiliates and the Adviser's affiliates. Brokerage transactions may be allocated to these affiliates only if the commissions received by such affiliates are fair and reasonable when compared to the commissions paid to unaffiliated brokers in connection with comparable transactions. See 'Portfolio Transactions' in the SAI.

PURCHASE OF SHARES

GENERAL INFORMATION ON PURCHASES. Investors may purchase Fund shares only through the Distributor. All purchase orders must be accepted by the Distributor. The Company also reserves the right to determine the purchase orders that it will accept and it reserves the right to cease offering its shares at any time. The shares of the Fund may be purchased only in those states where they may be lawfully sold.

The business days of the Fund are the days the New York Stock Exchange (the 'NYSE') is open for regular trading.

The shares of the Fund are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt and acceptance of a purchase order by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'. The minimum initial investment in the Fund is $25,000, except that the minimum initial investment is $10,000 for shareholders of another series of the Company. The minimum subsequent investment in the Fund for all investors is $5,000. The minimum initial investment for employees of the Bank or its affiliates is $5,000. The minimum subsequent investment is $1,000. These minimum investment requirements may be waived for certain accounts for the benefit of minors. For purposes of the minimum investment requirements, the Fund may aggregate investments by related shareholders. Investors will receive the number of full and fractional shares of the Fund equal to the dollar amount of their subscription divided

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by the net asset value per share of the Fund as next determined on the day that the investor's subscription is accepted. See 'Purchase of Shares' in the SAI.

Purchase orders in proper form received by the Distributor prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, are effective and executed at the net asset value next determined that day. Purchase orders received after 4:00 p.m. New York time or the close of the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Investors become record shareholders of the Fund on the next business day ('day two') after they place their subscription order, provided the Custodian receives payment for the shares on day two. As record shareholders, investors are entitled to earn dividends.

Fund shares may be purchased in the following methods:

BRANCH CLIENTS: Private Bank Clients of the Branch should request a Branch representative to assist them in placing a purchase order with the Distributor.

THROUGH THE DISTRIBUTOR: Shareholders who do not currently maintain a private banking relationship with the Branch may purchase shares of the Fund directly from the Distributor by wire transfer or mail.

The Transfer Agent will maintain the accounts for all shareholders who purchase Fund shares directly through the Distributor. For account balance information and shareholder services, such shareholders should contact the Transfer Agent at
(888) UBS-FUND or in writing at UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

By wire: Purchases may be made by federal funds wire. To place a purchase order with the Fund, the shareholder must telephone the Transfer Agent at (888) UBS-FUND for specific instructions.

Subject to the minimum purchase requirements discussed above, shares purchased by federal funds wire will be effected at the net asset value per share next determined after acceptance of the order.

A completed account application must promptly follow any wire order for an initial purchase. No account application is required for subsequent purchases. Completed account applications should be mailed or sent via facsimile. Shareholders should contact the Transfer Agent for further instructions regarding account applications.

By mail: Subject to the minimum purchase requirements discussed above, shareholders may purchase shares of the Fund through the Distributor by completing an account application and mailing it, together with a check payable to 'UBS Private Investor Funds, Inc.', to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

Account applications are not required for subsequent purchases; however, the shareholder's account number must be clearly marked on the check to ensure proper credit.

Checks are subject to collection at full value. For shares purchased by check, dividend payments and redemption proceeds, if any, will be delayed until such funds are collected, which may take up to 15 days from the date of purchase.

REDEMPTION OF SHARES

GENERAL INFORMATION ON REDEMPTIONS. A shareholder may redeem all or any number of the shares registered in its name at any time at the net asset value next determined after a redemption request in proper form is received by the Distributor. The Fund calculates its net asset value at the close of business. See 'Net Asset Value'.

A redemption order will be effected provided the Distributor receives such an order prior to 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier. The redemption of Fund shares is effective and is executed at the net asset value next determined that day. Redemption orders received after 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier, will be executed at the net asset value determined on the next business day. Proceeds of an effective redemption are generally deposited the next business day in immediately available funds to the account designated by the redeeming shareholder or mailed to the shareholder's address of record, in accordance with the shareholder's instructions.

Shareholders will continue to earn dividends through the day of redemption.

Fund shares may be redeemed in the following methods:

BRANCH CLIENTS: Shareholders who are Private Bank Clients of the Branch should request a Branch representative to assist them in placing a redemption order.

THROUGH THE DISTRIBUTOR: Shareholders who are not Branch clients may redeem Fund shares by telephone or mail.

By telephone: Telephone redemptions may be made by calling the Transfer Agent at
(888) UBS-FUND. Redemption orders will be accepted until 4:00 p.m. New York time or the close of regular trading on the NYSE, whichever is earlier. Telephone redemption requests are limited to those shareholders who have previously elected this service. Such shareholders risk possible loss of principal and income in the event of a telephone redemption not authorized by them. The Fund and the Transfer Agent will employ reasonable procedures to verify that telephone redemption instructions are genuine and will require that shareholders electing such an option provide a form of personal identification. The failure by the Fund or the Transfer Agent to employ such procedures may cause the Fund or the Transfer Agent to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions. The telephone redemption option may be modified or discontinued at any time upon 60 days' notice to shareholders.

By mail: Redemption requests may also be mailed to the Transfer Agent, identifying the Fund, the dollar amount or number of shares to be redeemed and the shareholder's account number. The request must be signed in exactly the same manner as the account is registered (e.g., if there is more than one owner of the shares, all must sign). In all cases, all signatures on a redemption request must be signature guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures; if the guarantor institution belongs to one of the Medallion Signature programs, it must use the specific 'Medallion Guaranteed' stamp (guarantees by notaries public are not acceptable). Further documentation, such as copies of corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request. The redemption request in proper form should be sent to UBS Private Investor Funds, Inc., c/o Investors Bank & Trust Company, P.O. Box 1537 MFD 23, Boston, MA 02205-1537.

MANDATORY REDEMPTION. If the value of a shareholder's holdings in the Fund falls below $10,000 because of a redemption of shares, the shareholder's remaining shares may be redeemed 60 days after written notice unless the account is increased to $10,000 or more. For example, a shareholder whose initial and only investment is $10,000 may be subject to mandatory redemption resulting from any redemption that causes his or her investment to fall below $10,000.

FURTHER REDEMPTION INFORMATION. Investors should be aware that redemptions may not be processed unless the redemption request is submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. As discussed under 'Taxes' below, the Fund may be required to impose 'back-up' withholding of federal income tax on dividends, distributions and redemptions when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check to the Distributor for the purchase of Fund shares and shares are purchased with funds made available by the Distributor before the check has cleared, the transmittal of redemption proceeds from the sale of those shares will not occur until the check used to purchase such shares has cleared, which may take up to 15 days. Redemption delays may be avoided by purchasing shares by federal funds wire.

The right of redemption of Fund shares may be suspended or the date of payment postponed for such periods as the 1940 Act or the Securities and Exchange Commission (the 'SEC') may permit. See 'Redemption of Shares' in the SAI.

EXCHANGE OF SHARES

An investor may exchange Fund shares for shares of any other series of the Company, without charge. An exchange may be made so long as after the exchange the investor has shares, in each series in which it remains an investor, with a value equal to or greater than each such series' minimum investment amount. See 'Purchase of Shares' in the prospectuses of the other Company series for the minimum investment amounts for each of those funds. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See 'Purchase of Shares' and 'Redemption of Shares' in this Prospectus and in the prospectuses of the other Company series. See also 'Additional Information' below for an explanation of the telephone exchange policy.

Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. The Fund reserves the right to discontinue, alter or limit its exchange privilege at any time. For investors in certain states, state securities laws may restrict the availability of the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

The Fund will declare daily, and pay monthly, dividends from its net investment income. The Fund may also declare an additional dividend of net investment income in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund.

Substantially all of the Fund's net realized capital gains, if any, will be declared and paid on an annual basis, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Declared dividends and distributions are payable on the payment date to shareholders of record on the record date.

Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional Fund shares unless the shareholder has elected in writing to have them paid in cash. Dividends and distributions to be paid in cash are credited to the account designated by the shareholder or sent by check to the shareholder's address of record, in accordance with the shareholder's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

To the extent that shareholders of the Fund elect to receive their dividends in cash, rather than electing to reinvest such dividends in additional shares, the cash used to make these distributions must be provided from the Fund's assets. The Fund will be required to use its own cash or the proceeds from the sales of its securities in order to fund such distributions. Moreover, in the case of zero coupon bonds, the Fund generally will not have received any income from the issuer of such a security. Consequently, the Fund must rely on other sources (e.g., proceeds from the sales of assets or other income) to meet such distribution requirements. To the extent the Fund makes such cash distributions, the Fund will not be able to invest that cash in income producing securities. Consequently, the current income of the Fund may ultimately be reduced.

NET ASSET VALUE

The Fund's net asset value per share equals the value of the Fund's total assets less the amount of its liabilities, divided by the number of its outstanding shares, rounded to the nearest cent. Expenses, including the fees payable to the Fund's service providers, are accrued daily. Securities for which market quotations are readily available are valued at market value. All other securities will be valued at 'fair value'. See 'Net Asset Value' in the SAI for information on the valuation of the Fund's portfolio securities.


The Fund computes its net asset value once daily at the close of business on Monday through Friday, except that the net asset value is not computed for the Fund on a day in which no orders to purchase or redeem Fund shares have been received or on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund expects to close for purchases and redemptions at the same time.


ORGANIZATION


UBS Private Investor Funds, Inc., a Maryland corporation incorporated on November 16, 1995, is an open-end management investment company registered under the 1940 Act and organized as a series fund. The Company has no prior history. The Company is currently authorized to issue shares in nine series:

The UBS Bond Fund Series; The UBS High Yield Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS Institutional International Equity Fund Series; The UBS International Equity Fund Series; The UBS Large Cap Growth Series; The UBS Small Cap Fund Series; The UBS Value Equity Fund Series; and The UBS Real Estate Fund Series. Each outstanding share of the Company will have a pro rata interest in the assets of its series, but it will have no interest in the assets of any other Company series. Only shares of The UBS Tax Exempt Bond Fund Series are offered through this Prospectus.


Shareholder inquiries by clients of the Branch should be directed to the Branch, while other shareholders should address their inquiries to the Transfer Agent.

Shareholders of the Fund are entitled to one vote for each share and to the appropriate fractional vote for each fractional share. There is no cumulative voting. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable when issued by the Company. The Company does not intend to hold meetings of shareholders annually. The Board may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Company's Articles of Incorporation. For further organizational information, including certain shareholder rights, see 'Organization' in the SAI.



TAXES

The Fund intends to invest at least 80% of its net assets in 'tax exempt securities'. Municipal obligations that are tax preference items for purposes of the alternative minimum tax will not be considered 'tax exempt securities' for this purpose.


The Company intends that the Fund will annually qualify and elect to be treated as a separate regulated investment company (a 'RIC') under Subchapter M of the Code. As a RIC the Fund will not be subject to federal income taxes if at least 90% of its net investment income and net short-term capital gains less any available capital loss carryforwards are distributed to shareholders within allowable time limits. In addition, the Fund intends to qualify to pay exempt-interest dividends to its shareholders by ensuring that, at the close of each quarter of each of its taxable years, at least 50% of the value of its total assets will consist of tax exempt securities. An exempt-interest dividend is that part of a distribution made by the Fund that consists of interest received by the Fund on tax exempt securities less any expenses allocable to such interest, provided that the 50% test described above is met. Shareholders will not incur any federal income tax liability on the amount of exempt-interest dividends received by them from the Fund. In view of the investment policy of the Fund, it is expected that a substantial portion of its dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute ordinary income and net capital gains.


Distributions of net long-term capital gains in excess of net short-term capital losses are taxable to Fund shareholders as long-term capital gains regardless of how long a shareholder has held shares in the Fund and regardless of whether received in the form of cash or reinvested in additional shares. Distributions of taxable income and realized net short-term capital gains in excess of net long-term capital losses, if any, are taxable as ordinary income to Fund shareholders, whether such distributions are received in the form of cash or reinvested in additional shares. Annual statements as to the current federal tax status of distributions will be mailed to shareholders after the end of the taxable year for the Fund. Distributions to corporate shareholders of the Fund will not qualify for the dividends-received deduction because the income of the Fund will not consist of dividends paid by United States corporations.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for Federal income tax purposes to the extent that the Fund's distributions are exempt from Federal income tax.

Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. Moreover, any loss realized by a shareholder upon the sale of shares of the Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares.

In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

Distributions of net investment income or net long-term capital gains will have the effect of reducing the net asset value of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

This discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action, possibly with retroactive effect. Shareholders are urged to consult their tax advisors concerning the effect of Federal taxes on their individual circumstances and with respect to the applicability of state and local taxes. See 'Taxes' in the SAI. In particular, shareholders should be aware that interest on certain tax exempt municipal obligations issued after August 7, 1986 is a preference item for purposes of the alternative minimum tax applicable to individuals and corporations. In addition, the Treasury has been granted authority under the Code to issue regulations that would require the portion of an exempt-interest dividend of a regulated investment company that is allocable to these obligations to be treated as a preference item for purposes of the alternative minimum tax. Furthermore, additional or special tax provisions may apply to corporations, financial institutions and property and casualty insurance companies, and they should consult their tax advisors before purchasing shares of the Fund.

If a correct and certified taxpayer identification number is not on file, the Fund is required to withhold 31% of taxable distributions to non-corporate shareholders. Shareholders should be aware that, under applicable regulations, the Fund may be fined up to $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to any uncertified account in any year, a corresponding charge may be made against that account.

ADDITIONAL INFORMATION

The Fund will send its shareholders annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. Shareholders will also be sent confirmations of each purchase and redemption and monthly statements reflecting all account activity, including dividends and any distributions whether reinvested in additional shares or paid in cash.

All shareholders are given the privilege to initiate transactions automatically by telephone upon opening an account. However, an investor should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company, the Branch, the Transfer Agent or the Distributor may subject the investor to risk of loss if such instruction is subsequently found not to be genuine. The Company and its service providers will employ reasonable procedures, including requiring investors to give a form of personal identification and tape recording of telephonic instructions, to confirm that telephonic instructions by investors are genuine; if it does not, it or the service provider may be liable for any losses due to unauthorized or fraudulent instructions.

The Fund may make historical performance information available and may compare its performance to other investments or relevant indices, including data from Lipper Analytical Services, Morningstar, Inc., Lehman 5 Year Municipal Bond Index and other industry publications.

The Fund may advertise 'yield' and 'tax equivalent yield'. Yield refers to the net income generated by an investment in the Fund over a stated 30-day period. This income is then annualized -- i.e., the amount of income generated by the investment during the 30-day period is assumed to be generated each 30-day period for 12 periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. The tax equivalent yield is calculated similarly to the yield for the Fund, except that the yield is increased using a stated income tax rate to demonstrate the taxable yield necessary to produce an after-tax yield equivalent to that of the Fund's.

The Fund may also advertise 'total return'. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all Fund distributions and dividends were reinvested on the reinvestment dates and less all recurring fees during the period and assuming the redemption of such investment at the end of each period.

These methods of calculating yield, tax equivalent yield and total return are required by SEC regulations. Yield, tax equivalent yield and total return data similarly calculated, unless otherwise indicated, over other specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may be obtained by clients of the Branch by calling the Branch, while other shareholders may address their inquiries to the Transfer Agent.

TABLE OF CONTENTS

Investors for Whom the Fund is Designed..........................................................     2
Investment Objective and Policies................................................................     3
Additional Investment Information and Risk Factors...............................................     5
Options..........................................................................................     8
Futures Contracts................................................................................     9
Investment Restrictions..........................................................................    10
Management.......................................................................................    10
Shareholder Services.............................................................................    12
Expenses.........................................................................................    12
Purchase of Shares...............................................................................    12
Redemption of Shares.............................................................................    13
Exchange of Shares...............................................................................    14
Dividends and Distributions......................................................................    15
Net Asset Value..................................................................................    15
Organization.....................................................................................    15
Taxes............................................................................................    16
Additional Information...........................................................................    17

--------------------------------------------------------------------------------


INVESTMENT ADVISER           Union Bank of Switzerland,
                             New York Branch
                             1345 Avenue of the Americas
                             New York, NY 10105

DISTRIBUTOR                  First Fund Distributors, Inc.
                             4455 E. Camelback Road
                             Phoenix, Arizona 85018

ADMINISTRATOR AND CUSTODIAN  Investors Bank & Trust Company
AND TRANSFER AGENT           200 Clarendon Street
                             Boston, Massachusetts 02116


--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFER TO SELL OR SOLICITATION MAY NOT LAWFULLY BE MADE.

[LOGO]

                        UBS PRIVATE INVESTOR FUNDS, INC.
                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 1998


                                 UBS BOND FUND
                             UBS VALUE EQUITY FUND
                         UBS INTERNATIONAL EQUITY FUND
                  UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
                               UBS SMALL CAP FUND
                           UBS LARGE CAP GROWTH FUND
                            UBS HIGH YIELD BOND FUND
                              UBS REAL ESTATE FUND


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED MAY 1, 1998, FOR UBS BOND FUND, UBS VALUE EQUITY FUND, UBS INTERNATIONAL EQUITY FUND, UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND, UBS SMALL CAP FUND, UBS LARGE CAP GROWTH FUND, UBS HIGH YIELD BOND FUND AND UBS REAL ESTATE FUND (EACH A 'PROSPECTUS' AND COLLECTIVELY, THE 'PROSPECTUSES'), AS THEY MAY BE SUPPLEMENTED FROM TIME TO TIME. COPIES OF THE PROSPECTUSES MAY BE OBTAINED WITHOUT CHARGE FROM INVESTORS BANK AND TRUST COMPANY AT THE ADDRESS AND PHONE NUMBER SET FORTH HEREIN.

                               TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                      ------

GENERAL............................................................................................    SAI-1
INVESTMENT OBJECTIVES AND POLICIES.................................................................    SAI-1
INVESTMENT RESTRICTIONS............................................................................   SAI-11
DIRECTORS AND TRUSTEES.............................................................................   SAI-14
INVESTMENT ADVISER AND FUNDS SERVICES AGENT........................................................   SAI-17
ADMINISTRATORS.....................................................................................   SAI-20
DISTRIBUTOR........................................................................................   SAI-21
CUSTODIAN..........................................................................................   SAI-21
SHAREHOLDER SERVICES...............................................................................   SAI-21
INDEPENDENT ACCOUNTANTS............................................................................   SAI-22
EXPENSES...........................................................................................   SAI-22
PURCHASE OF SHARES.................................................................................   SAI-23
REDEMPTION OF SHARES...............................................................................   SAI-23
EXCHANGE OF SHARES.................................................................................   SAI-24
DIVIDENDS AND DISTRIBUTIONS........................................................................   SAI-24
NET ASSET VALUE....................................................................................   SAI-24
PERFORMANCE DATA...................................................................................   SAI-25
PORTFOLIO TRANSACTIONS.............................................................................   SAI-26
ORGANIZATION.......................................................................................   SAI-27
TAXES..............................................................................................   SAI-28
ADDITIONAL INFORMATION.............................................................................   SAI-30
FINANCIAL STATEMENTS...............................................................................   SAI-30

GENERAL

     UBS Private Investor Funds, Inc. (the 'Company') is an open-end management investment company organized as a series fund. The Company is currently authorized to issue shares in nine series, eight of which are described in this Statement of Additional Information ('SAI'). These eight series (each a 'Fund' and collectively, the 'Funds') consist of: UBS Bond Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS Value Equity Fund, UBS Small Cap Fund, UBS Large Cap Growth Fund, UBS High Yield Bond Fund and UBS Real Estate Fund. The Company, a Maryland corporation, was organized on November 16, 1995. The Company's executive offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.

     This SAI describes the investment objective and policies, management and operations of each Fund to enable investors to determine if the Funds suit their investment needs. Each Fund employs a two-tier master-feeder structure. As more fully described herein, each Fund invests substantially all of its assets in a corresponding series of a separate trust having the same investment objective as that Fund. Each Trust series will in turn directly invest in securities consistent with its investment objective. See 'Master-Feeder Structure' in the Prospectus.

     UBS Investor Portfolios Trust, a master trust formed under New York law (the 'Trust'), was organized on February 9, 1996, and is an open-end management investment company. The Declaration of Trust of the Trust permits the Board of Trustees of the Trust (the 'Trustees') to issue interests in one or more subtrusts or 'series' (each a 'Portfolio' and collectively, the 'Portfolios'). To date, the Trust has established seven Portfolios: UBS Bond Portfolio; UBS Value Equity Portfolio; UBS International Equity Portfolio; UBS Small Cap Portfolio; UBS Large Cap Growth Portfolio; UBS High Yield Bond Portfolio and UBS Real Estate Portfolio. UBS Bond Fund invests in UBS Bond Portfolio; UBS Value Equity Fund invests in UBS Value Equity Portfolio; UBS International Equity Fund and UBS Institutional International Equity Fund invest in UBS International Equity Portfolio. UBS Small Cap Fund invests in UBS Small Cap Portfolio; UBS Large Cap Growth Fund invests in UBS Large Cap Growth Portfolio; UBS High Yield Bond Fund invests in UBS High Yield Bond Portfolio and UBS Real Estate Fund invests in UBS Real Estate Portfolio. Where appropriate, references to a Fund refer to that Fund acting through its corresponding Portfolio.

     This SAI provides additional information with respect to each Fund, and should be read in conjunction with that Fund's current Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

     UBS BOND FUND (the 'Bond Fund') is designed for investors seeking a higher total return from a portfolio of debt securities issued by foreign and domestic companies than that generally available from a portfolio of short-term obligations in exchange for some risk of capital. Although the net asset value of the Bond Fund will fluctuate, the Bond Fund attempts to conserve the value of its investments to the extent consistent with its objective. The Bond Fund attempts to achieve its objective by investing all of its investable assets in UBS Bond Portfolio (the 'Bond Portfolio'), a series of the Trust having the same investment objective as the Bond Fund. The Bond Portfolio attempts to achieve its investment objective by investing primarily in the corporate and government debt obligations and related securities described in the Prospectus and this SAI.

     UBS HIGH YIELD BOND FUND (the 'High Yield Bond Fund') is designed for investors seeking higher current income from a portfolio of higher-yielding, lower-rated debt securities issued by domestic and foreign companies than generally available from a portfolio of higher-rated obligations in exchange for assuming additional risk of capital. The High Yield Bond Fund attempts to achieve its objective by investing all of its investable assets in UBS High Yield Bond Portfolio (the 'High Yield Bond Portfolio'), a series of the Trust having the same investment objective as the High Yield Bond Fund. The High Yield Bond Portfolio will also seek capital appreciation when consistent with high current income by investing in securities benefiting from declines in long-term interest rates or improvements in credit quality.

                                     SAI-1

     UBS VALUE EQUITY FUND (the 'Value Equity Fund') is designed for investors seeking long-term capital appreciation and the potential for a high level of current income with lower investment risk and volatility than is normally available from common stock funds. The Value Equity Fund attempts to achieve its investment objective by investing all of its investable assets in UBS Value Equity Portfolio (the 'Value Equity Portfolio'), a series of the Trust having the same investment objective as the Value Equity Fund.

     Under normal circumstances, at least 80% of the Value Equity Portfolio's assets will be invested in income-producing domestic equity securities, including dividend-paying common stocks and securities that are convertible into common stocks. The Value Equity Portfolio's primary investments are the common stocks of established, high-quality U.S. corporations.

     UBS INTERNATIONAL EQUITY FUND (the 'International Equity Fund') is designed for investors who want to participate in the risks and returns associated with investing in equity securities issued by foreign corporations but who may not be prepared to meet the minimum investment requirements established by the UBS Institutional International Equity Fund. The International Equity Fund attempts to achieve its investment objective by investing all of its investable assets in the UBS International Equity Portfolio (the 'International Equity Portfolio'), a series of the Trust having the same investment objective as the International Equity Fund.

     The International Equity Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. Under normal circumstances, the International Equity Portfolio expects to invest at least 65% of its total assets in such securities. It does not intend to invest in U.S. securities (other than short-term instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

     UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND (the 'Institutional International Equity Fund') is designed for institutional and certain other investors who want to participate in the risks and returns associated with investing in equity securities issued by foreign corporations. The Institutional International Equity Fund attempts to achieve its investment objective by investing all of its investable assets in the International Equity Portfolio, a series of the Trust having the same investment objective as the Institutional International Equity Fund.

     The International Equity Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of foreign corporations, consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights and convertible securities. Under normal circumstances, the International Equity Portfolio expects to invest at least 65% of its total assets in such securities. It does not intend to invest in U.S. securities (other than short-term instruments), except temporarily, when extraordinary circumstances prevailing at the same time in a significant number of developed foreign countries render investments in such countries inadvisable.

     UBS SMALL CAP FUND (the 'Small Cap Fund') is designed for investors seeking long-term capital appreciation from a portfolio of common stocks and other equity securities of small capital growth companies believed to offer investors above average potential for capital appreciation. 'Small capital' companies are companies that have stock market capitalizations at the time of initial purchase within the market capitalization range of those stocks on the Russell 2000 Index. 'Growth' companies are generally rapidly growing companies and may include companies still in the development stage or older companies that appear to be entering a new stage of growth owing to factors such as management changes or new technology, products or markets. It may also include providers of products or services with a high unit volume growth rate. The Small Cap Fund attempts to achieve its objective by investing all of its investable assets in UBS Small Cap Portfolio (the 'Small Cap Portfolio'), a series of the Trust having the same investment objective as the Small Cap Fund.

     UBS LARGE CAP GROWTH FUND (the 'Large Cap Growth Fund') is designed for investors seeking long-term capital appreciation from a portfolio of common stocks and other equity securities of large capital growth companies. 'Large capital' companies are companies whose stock market capitalizations at

                                     SAI-2
the time of initial purchase are within the market capitalization range of those stocks on the Standard & Poor's 500 Index. 'Growth' companies generally include companies with the potential for above-average earnings and cash flow growth or meaningful increases in underlying asset values over time. The Large Cap Growth Fund attempts to achieve its objective by investing all of its investable assets in UBS Large Cap Growth Portfolio (the 'Large Cap Growth Portfolio'), a series of the Trust having the same investment objective as the Large Cap Growth Fund.

     UBS REAL ESTATE FUND (the 'Real Estate Fund') is designed for investors seeking total return, consisting of long-term capital appreciation and current income from a portfolio of equity securities of domestic and foreign real estate companies. Because of the risks associated with common stock investments, the Real Estate Fund is intended to be a long-term investment vehicle and is not intended to provide investors with a means for speculating on short-term market movements. The Real Estate Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Real Estate Portfolio (the 'Real Estate Portfolio'), a series of the Trust having the same investment objective as the Real Estate Fund.

MONEY MARKET INSTRUMENTS

     As discussed in the Prospectuses, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased appears below. See 'Quality and Diversification Requirements.'

     U.S. TREASURY SECURITIES. Each Fund may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the 'full faith and credit' of the United States. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and the obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.

     BANK OBLIGATIONS. Each Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets (the 'Asset Limitation') and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Asset Limitation is not applicable to either the Institutional International Equity Fund or the International Equity Fund (collectively, the 'International Equity Funds'). See 'Foreign Investments.' No Fund will invest in obligations for which the Adviser, defined below (or the Sub-Adviser, defined below, in the case of the International Equity Funds, the Small Cap Fund, the Large Cap Growth Fund, the High Yield Bond Fund and the Real Estate Fund), or any of its affiliated persons, is the ultimate obligor or accepting bank. Each Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

                                     SAI-3

     COMMERCIAL PAPER. Each Fund may invest in commercial paper, including Master Demand obligations. Master Demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master Demand obligations are governed by agreements between the issuer and Union Bank of Switzerland (the 'Bank'), New York Branch (the 'Branch' or the 'Adviser'), and in the case of the International Equity Funds, UBS International Investment London Limited ('UBSII' or the 'Sub-Adviser'), and in the case of the Small Cap Fund, the Large Cap Growth Fund, High Yield Bond Fund and the Real Estate Fund, UBS Asset Management (New York), Inc., ('UBSAM' or the 'Sub-Adviser') acting as agent, for no additional fee, in its capacity as investment adviser* to the Portfolios and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Adviser, or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Because these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on Master Demand obligations is subject to change. Repayment of a Master Demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Adviser. Because Master Demand obligations typically are not rated by credit rating agencies, the Portfolios may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies a Portfolio's quality restrictions. See 'Quality and Diversification Requirements.' Although there is no secondary market for Master Demand obligations, such obligations are considered to be liquid because they are payable upon demand. The Portfolios do not have any specific percentage limitation on investments in Master Demand obligations.



     REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trustees. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolios will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolios in each agreement plus accrued interest, and the Portfolios will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Portfolios' Custodian. If the seller defaults, a Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of proceeds upon disposition of the collateral by a Portfolio may be delayed or limited.


CORPORATE BONDS AND OTHER DEBT SECURITIES

     Each Portfolio, with the exception of the Bond Portfolio and the High Yield Bond Portfolio, may invest in other debt securities with remaining effective maturities of less than thirteen months, including

------------
     * Unless otherwise noted, references to the Adviser in the context of the International Equity Portfolio, Small Cap Portfolio, Large Cap Growth Portfolio, High Yield Bond Portfolio and the Real Estate Portfolio refer to the Adviser and/or the Sub-Advisers, as appropriate.

                                     SAI-4
without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this SAI.


     As discussed in the relevant Prospectus, the Bond Portfolio and the High Yield Bond Portfolio may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with their investment objectives and policies. A description of these investments appears in the Prospectus and below. See 'Quality and Diversification Requirements.' For information on short-term investments in these securities, see 'Money Market Instruments.'


     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by or payable from, a stream of payments generated by particular assets such as mortgages, motor vehicles or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. These risks include the prepayment of the debtor's obligation and the creditor's limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

EQUITY INVESTMENTS


     As discussed in the Prospectuses, the Value Equity, International Equity, Small Cap, Large Cap Growth and Real Estate Portfolios invest primarily in equity securities consisting of common stocks and other securities with equity characteristics. The securities in which these Portfolios invest include those listed on domestic and foreign securities exchanges or traded on over-the-counter markets as well as certain restricted or unlisted securities. A discussion of the various types of equity investments that may be purchased by these Portfolios appears in the Prospectus and below. See 'Quality and Diversification Requirements.'


     EQUITY SECURITIES. The common stocks in which these Portfolios may invest include the common stocks of any class or series of corporations or any similar equity interests such as trust or partnership interests. The Portfolios' equity investments include preferred stocks, warrants, rights and convertible securities. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

     The convertible securities in which the Portfolios may invest include debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, but are senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors, but are senior to the claims of common stockholders.

     REAL ESTATE INVESTMENT TRUSTS ('REITS'). The Real Estate Portfolio's investment in REITs presents certain further risks that are unique and in addition to the risks associated with investing in the real estate industry. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living facilities may be impacted by federal regulations concerning the health care industry.

                                     SAI-5

     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

FOREIGN INVESTMENTS

     The International Equity Portfolio makes substantial investments in companies based in foreign countries. The Bond, High Yield Bond and Real Estate Portfolios may also invest in certain foreign securities. Neither the Bond Portfolio nor the High Yield Bond Portfolio expect to invest more than 25% of their total assets, at the time of purchase, in securities of foreign issuers. The Real Estate Portfolio may invest up to 20% of its assets in foreign securities. Foreign investments may be made directly in the securities of foreign issuers or in the form of American Depository Receipts ('ADRs') Global Depository Receipts ('GDRs') or European Depository Receipts ('EDRs'). Generally, ADRs, GDRs and EDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, European, in the case of EDRs, or domestic and European in the case of GDRs, securities markets.


     Because investments in foreign securities may involve foreign currencies, the value of the International Equity, Bond, High Yield Bond and Real Estate Portfolios' assets as measured in U.S. dollars may be affected, favorably or unfavorably, by changes in currency rates and in exchange control regulations, including currency blockage. The Bond, High Yield Bond, International Equity and Real Estate Portfolios may enter into foreign currency exchange transactions in connection with the settlement of foreign securities transactions or to manage their currency exposure related to foreign investments. The Portfolios will not enter into such transactions for speculative purposes. For a description of the risks associated with investing in foreign securities, see 'Additional Investment Information and Risk Factors' in the Prospectus.


ADDITIONAL INVESTMENTS

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Portfolio until settlement takes place. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value of such securities each day in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio will maintain with the Custodian a segregated account with liquid securities, in an amount at least equal to the value of such commitments. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of that Portfolio's total assets, less liabilities (excluding the obligations created by when-issued commitments).

                                     SAI-6

     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each Portfolio to the extent that such purchases are consistent with that entity's investment objectives and restrictions and are permitted under the Investment Company Act of 1940, as amended (the '1940 Act'). The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Portfolio's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio. Each Portfolio, however, may invest all of its investable assets in an open-end investment company having the same investment objective as that Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a Fund would bear in connection with its own operations.


     REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, reverse repurchase agreements are considered borrowings by the Portfolio and, therefore, a form of leverage. The Portfolios will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Portfolios will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the repurchase agreement. The Portfolios will not invest the proceeds of a reverse repurchase agreement for a period that exceeds the term of the reverse repurchase agreement. The limitations on each Portfolio's use of reverse repurchase agreements are discussed under 'Investment Restrictions' below. Each Portfolio will establish and maintain with the Portfolios' Custodian a separate account with a portfolio of securities in an amount at least equal to its obligations under its reverse repurchase agreements.


     MORTGAGE DOLLAR ROLL TRANSACTIONS. The Bond Portfolio may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Portfolio sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with its Custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Portfolio's investment restrictions.

     SECURITIES LENDING. Each Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolios in the normal settlement time, generally three business days after notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolios may pay reasonable finder's and custodial fees in connection with a loan. In addition, the Portfolios will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Portfolios will not make any loans in excess of one year. The Portfolios will not lend their securities to any officer, Trustee, Director, employee, or affiliate or placement agent of the Company, the Trust, or to the Adviser, Sub-Adviser, Administrator or Distributor or any affiliate thereof, unless otherwise permitted by applicable law.

                                     SAI-7

     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Portfolios may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, a Portfolio is subject to a risk that it might not be able to sell such securities at a price that the Portfolio deems respective of their value. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the 'Securities Act'), before it may be resold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Portfolio decides to sell and the time the Portfolio is permitted to sell under an effective registration statement. If, during such a period, adverse market conditions develop, the Portfolio might obtain a less favorable price than that which prevailed when it decided to sell. When the Portfolios value these securities, they will take into account the illiquid nature of these instruments.

QUALITY AND DIVERSIFICATION REQUIREMENTS

     Each Portfolio (except the Real Estate Portfolio) intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the Portfolio's assets are subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the 25% of a Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline. See 'Investment Restrictions.'


     The Real Estate Portfolio is classified as a 'non-diversified' investment company under the 1940 Act, which means that the Portfolio is not limited by the above-mentioned requirements. However, the Portfolio intends to annually qualify and elect to be treated as a regulated investment company ('RIC') for purposes of the Internal Revenue Code of 1986, as amended (the 'Code'). In order to qualify as a RIC, the Portfolio will have to meet certain requirements, including asset diversification requirements. Under these asset diversification requirements, the Portfolio will limit its investments so that, at the close of each quarter of the taxable year: (i) not more than 25% of the Portfolio's total assets (at market value) will be invested in the securities of a single issuer, and (ii) with respect to 50% of its total assets (at market value), not more than 5% of its total assets (at market value) will be invested in the securities of a single issuer, and (iii) the Portfolio will not own more than 10% of the outstanding voting securities of any single issuer. The Portfolio's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations.


     BOND PORTFOLIO. The Bond Portfolio invests principally in a diversified portfolio of 'high grade' and 'investment grade' securities. Investment grade debt is rated, on the date of investment, within the four highest ratings of Moody's Investors Service, Inc. ('Moody's'), currently Aaa, Aa, A and Baa, or of Standard & Poor's Ratings Group ('Standard & Poor's'), currently AAA, AA, A and BBB. High grade debt is rated, on the date of the investment, within the two highest categories of the above ratings. The Bond Portfolio may also invest up to 5% of its total assets in securities which are 'below investment grade.' Such securities must be rated, on the date of investment, Ba by Moody's or BB by Standard & Poor's. The Portfolio may invest in debt securities that are not rated or other debt securities to which these ratings are not applicable, if in the opinion of the Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Portfolio invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.

     HIGH YIELD BOND PORTFOLIO. The High Yield Bond Portfolio invests primarily in lower-rated securities, commonly known as 'junk bonds.' Lower rated securities include securities rated lower than Baa by Moody's or BBB or lower by Standard & Poor's. Securities rated lower than Baa or BBB are considered to be of poor standing and predominantly speculative. The High Yield Bond Portfolio may

                                     SAI-8
invest up to 10% of its assets in securities rated below Caa by Moody's or CCC by Standard & Poor's (including securities in the lowest rating category of either rating agency) or if unrated, determined by the Adviser to be of comparable quality. The market values of these securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities.



     VALUE EQUITY, INTERNATIONAL EQUITY, SMALL CAP, LARGE CAP GROWTH AND REAL ESTATE PORTFOLIOS. The Value Equity, International Equity, Small Cap, Large Cap Growth and Real Estate Portfolios may invest in convertible debt securities for which there are no specific quality requirements. In addition, at the time the Portfolios invest in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion. At the time the Portfolios invest in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Adviser's opinion.



     In determining whether a particular unrated security is a suitable investment, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, the history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.


OPTIONS AND FUTURES TRANSACTIONS

     EXCHANGE-TRADED AND OVER-THE-COUNTER OPTIONS. All options purchased or sold by the Portfolios will be exchange traded or will be purchased or sold by securities dealers ('over-the-counter' or 'OTC options') that meet creditworthiness standards approved by the Trustees. Exchange-traded options are obligations of the Options Clearing Corporation. In OTC options, the Portfolio relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Portfolio purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction. To the extent that a Portfolio may trade in foreign options, such options may be effected through local clearing organizations.

     The staff of the Securities and Exchange Commission (the 'SEC') has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, a Portfolio may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Portfolio may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios are permitted to enter into futures and options transactions and may purchase or sell futures contracts and purchase put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to deliver at a future date a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or financial instrument. Currently, futures contracts are available on various types of fixed-income securities including, but not limited, to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indices of fixed income and equity securities.


     Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of 'variation' margin payments


                                     SAI-9
to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

     The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on futures contracts and on any options on futures contracts sold by a Portfolio are paid by the Portfolio into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder. To the extent a Portfolio may trade in futures and options therein involving foreign securities, such transactions may be effected according to local regulations and business customs.

     COMBINED POSITIONS. The Portfolios may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may write a call option at one strike price and buy a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not exactly match a Portfolio's current or anticipated investments. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired. See 'Exchange Traded and Over-the-Counter Options' above for a discussion of the liquidity of options not traded on an exchange.

     POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Portfolio or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Portfolios intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to

                                     SAI-10
which a Portfolio can commit assets to initial margin deposits and option premiums. In addition, the Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold and will be considered illiquid securities while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

INVESTMENT RESTRICTIONS

     The Funds have adopted the following fundamental and non-fundamental investment restrictions (as defined and distinguished below); to the extent that a fundamental policy and non-fundamental policy apply to a given investment activity or strategy, the more restrictive policy shall govern.


     FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions below have been adopted by the Company's Board of Directors (the 'Board' or the 'Directors') with respect to each Fund and by the Trustees for each corresponding Portfolio. Except where otherwise noted, these investment restrictions are 'fundamental' policies which, under the 1940 Act, may not be changed without the 'vote of a majority of the outstanding voting securities' of the Fund or the Portfolio, as applicable, to which they relate. The 'vote of a majority of the outstanding voting securities' under the 1940 Act is the lesser of (a) 67% or more of the voting securities present at a shareholders' meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Except as described below, whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Company will hold a meeting of that Fund's shareholders and the Company will cast that Fund's votes in the Portfolio in proportion to the votes cast by that Fund's shareholders. However, subject to applicable statutory and regulatory requirements, a Fund would not request a vote of its shareholders with respect to (a) any proposal relating to its corresponding Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nevertheless be voted on by the Directors of the Fund.


     The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include that Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include the corresponding Fund unless the context requires otherwise. As a matter of fundamental policy, each Fund and Portfolio may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets (including the amount borrowed), less liabilities (not including the amounts borrowed), or mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing or reverse repurchase agreements (see Investment Restriction No. 7). It will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its net assets; provided, however, that it may increase its interest in an open-end management investment company with the same investment objective and restrictions while such borrowings are outstanding and provided further that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with its hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities of an issuer if, immediately after such purchase, it owns more than 10% of the outstanding voting securities of such issuer; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same

                                     SAI-11
      investment objective and restrictions. This limitation also shall not apply to investments of up to 25% of its total assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations of any one such issuer; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to investments of up to 25% of its total assets (50% for the Real Estate Portfolio);

4. (Except for the Real Estate Portfolio) Purchase securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase the value of its investments in such industry would exceed 25% of the value of its total assets; provided, however, that a Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or by entering into repurchase agreements or loans of portfolio securities;

6. Purchase or sell real estate, commodities or commodities contracts or options thereon (except for its interest in hedging and certain other activities as described under 'Investment Objective(s) and Policies'), interests in oil, gas, or mineral exploration or development programs (including limited partnerships). In addition, neither the Value Equity Portfolio, the International Equity Portfolio, the Small Cap Portfolio nor the Large Cap Growth Portfolio may purchase or sell real estate mortgage loans. The Bond Portfolio, High Yield Bond Portfolio and the Real Estate Portfolio, however, may purchase debt obligations secured by interests in real estate or issued by companies that invest in real estate or interests therein including real estate investment trusts ('REITs'); and the International Equity Portfolio, the Value Equity Portfolio, the Small Cap Portfolio, the Large Cap Growth Portfolio and the Real Estate Portfolio may purchase the equity securities or commercial paper issued by companies that invest in real estate or interests therein, including REITs;

7. Issue any senior security, except as appropriate to evidence indebtedness that it is permitted to incur pursuant to Investment Restriction No. 1 and except that it may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets (including the amounts borrowed), less liabilities (excluding obligations created by such borrowings and reverse repurchase agreements). Hedging activities as described in 'Investment Objective(s) and Policies' shall not be considered senior securities for purposes hereof; or

8.    Act as an underwriter of securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS -- ALL FUNDS. The investment restrictions described below are non-fundamental policies of each Fund and its corresponding Portfolio, and may be changed by their respective Directors and Trustees without shareholder approval. These non-fundamental investment policies provide that neither a Fund nor a Portfolio may:

 1. borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its assets;

 2. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

                                     SAI-12

 3. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

 4. sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer, and provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities the Fund contemporaneously owns or where the Fund has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Funds have no current intention to engage in short selling.);

 5.    invest for the purpose of exercising control or management;

 6. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund (except the Real Estate Fund) if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless (1) the Fund's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with that investment;

 7. invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the Securities Act;

 8. (except for the Small Cap Fund, Large Cap Growth Fund, High Yield Bond Fund and Real Estate Fund) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Fund's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;


 9. invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable excluding (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under Section 4(2) of the Securities Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Directors has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating organization and the Fund's Board of Directors has determined that the commercial paper is of equivalent quality and is liquid;



10. (except for the Small Cap Fund, Large Cap Growth Fund, High Yield Bond Fund and Real Estate Fund) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons own beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;


                                     SAI-13

11. invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or (except for the Small Cap Fund, Large Cap Growth Fund, High Yield Bond Fund and Real Estate Fund) if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

12. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written);

13. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets; and (d) such activities are permitted by Regulation
       4.5 under the Commodity Exchange Act; and

14. (except for the Small Cap Fund, Large Cap Growth Fund, High Yield Bond Fund and Real Estate Fund) distribute securities that are not readily marketable to residents of the State of Arizona when effecting redemptions in kind.

     ALL FUNDS. There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment or any other later change.

DIRECTORS AND TRUSTEES

DIRECTORS

     The Company's Board consists of three directors. The same persons who are the Company's Directors are also the Trust's Trustees. The Company's Board is responsible for the overall management of the Fund, including the general supervision and review of its investment activities. The Company's Board, in turn, elects the officers of the Company. Similarly, the Trustees, as such, are responsible for the overall management of the Trust, including the general supervision and review of its investment activities. The officers of the Company hold similar positions with the Trust with substantially the same responsibilities. The addresses and principal occupations of the Company's Director's and officers and the Trust's Trustees and officers are listed below. As of December 31, 1997, the Directors and officers of the Company owned of record, as a group, less than 1% of the outstanding shares of the Company. None of the Trustees or Directors or officers receives compensation from the Company or the Trust exceeding $60,000 per fiscal year. Every Director who is an 'Interested Person' (within the meaning of the 1940 Act) of the Company is also an 'Interested Person' of the Trust. Similarly, every Director who is not an 'Interested Person' of the Company is not an 'Interested Person' of the Trust.

                                     SAI-14

                                     POSITION
                                     WITH THE
     NAME, ADDRESS AND AGE           COMPANY          PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
--------------------------------   ------------  -----------------------------------------------------------
Dr. HansPeter Lochmeier*           Chairman of   UBS Investor Portfolios Trust (mutual fund), Trustee
1345 Avenue of the Americas        the Board     (February 1996-Present); Union Bank of Switzerland
New York, NY 10105                               (Investment Services Department), Division Head.
Age: 55
Timothy M. Spicer, CPA             Director      UBS Investor Portfolios Trust, Trustee (February 1996-
1345 Avenue of the Americas                      Present); San Francisco Sentry Investment Group (a west
New York, NY 10105                               coast investment adviser and venture capital firm),
Age: 49                                          President and Chief Operating Officer (1995-Present);
                                                 Ensemble Information Systems (software and electronic
                                                 information provider), Co-Founder, Chairman of the Board
                                                 and Chief Executive Officer (1990-Present); Amanda Venture
                                                 Investors (AVI) (a San Francisco based venture capital
                                                 firm), Managing Partner (1995-Present); CoreLink Resources
                                                 (provides mutual fund related services to small and medium sized banks), Director (1993-1996); PM Squared (health care information service company), Director (1996-Present);
                                                 Arcxel Technologies (fibre-channel company), Director
                                                 (1996-Present); Smith & Hawken (mail order supplier of
                                                 gardening tools and clothing), Director and Chief Financial
                                                 Officer (1990-1992); Concord Holding Corporation (provides distribution and administrative services to mutual funds),
                                                 Director (1989-1995); active in civic/charitable
                                                 organizations in the San Francisco Bay area, including
                                                 Pacific Swimming, Big Brothers/Big Sisters and United Way.
Peter Lawson-Johnston              Director      UBS Investor Portfolios Trust, Trustee (February 1996-
1345 Avenue of the Americas                      Present); Zemex Corporation (mining), Chairman of the Board
New York, NY 10105                               and Director (1990-Present); The McGraw-Hill Companies,
Age: 71                                          Inc. (publishing), Director (1990-1997); National Review,
                                                 Inc. (publishing), Director (1990-Present); Guggenheim
                                                 Brothers (real estate -- venture capital partnership),
                                                 Senior Partner (1990-Present); Elgerbar Corporation
                                                 (holding company), President and Director (1990-Present);
                                                 The Solomon R. Guggenheim Foundation (operates the
                                                 Guggenheim Museums in New York and the Peggy Guggenheim
                                                 Collection in Venice, Italy), President (1990-1995),
                                                 Chairman and Trustee (1995-Present); The Harry Frank
                                                 Guggenheim Foundation (charitable organization), Chairman
                                                 of the Board and Director (1990-Present).
Paul J. Jasinski                   President     Managing Director, Investors Bank & Trust Company,
200 Clarendon Street                             (1990-Present).
Boston, Massachusetts 02116
Age: 51
Nicholas G. Chunias                Treasurer     Director, Mutual Fund Administration -- Reporting and
200 Clarendon Street               and Chief     Compliance, Investors Bank & Trust Company, (1996- Present);
Boston, Massachusetts 02116        Financial     Director, Fund Accounting, Investors Bank & Trust Company,
Age: 33                            Officer       (1993-1996); Account Supervisor, Coopers & Lybrand, LLP,
                                                 (1992-1993).
Susan C. Mosher                    Secretary     Director, Mutual Fund Administration -- Legal
200 Clarendon Street                             Administration, Investors Bank & Trust Company,
Boston, Massachusetts 02116                      (1995-Present); Associate Counsel, 440 Financial Group of
Age: 43                                          Worcester, Inc., (1993-1995); Associate and Partner,
                                                 Gallagher, Callahan & Gartrell, P.A., (1986-1992).


------------------------------------
      * 'Interested Person' within the meaning of the 1940 Act.

                                     SAI-15

                              COMPENSATION TABLE*


                                                         PENSION OR                            TOTAL COMPENSATION
                                      AGGREGATE      RETIREMENT BENEFITS       ESTIMATED        FROM COMPANY AND
                                     COMPENSATION    ACCRUED AS PART OF     ANNUAL BENEFITS      FUND COMPLEX**
     NAME OF PERSON, POSITION        FROM COMPANY       FUND EXPENSES       UPON RETIREMENT    PAID TO DIRECTORS
----------------------------------   ------------    -------------------    ---------------    ------------------

Dr. Lochmeier                                 0               0                    0                       0
Chairman of the Board
Mr. Spicer                             $ 11,250               0                    0                $ 23,250
Director
Mr. Lawson-Johnston                    $ 11,250               0                    0                $ 23,250
Director


------------------------------------
      *The noted amounts are for the fiscal year ended December 31, 1997. The Directors are also reimbursed for all reasonable expenses incurred during the execution of their duties.

     **The Fund Complex consists of the Company and UBS Investor Portfolios
Trust.


     As of April 10, 1998, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:



          UBS Value Equity Fund -- C.E. Exley, Jr. and S.Y. Exley Tr., u/a/d 8/2/93 C.E. Exley, Jr. Trust, 2350 Kettering Tower, Dayton, OH 45423 (8.21%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (6.21%).



          UBS Bond Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (11.70%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (10.87%); Howard Darby & Levin Profit Sharing Plan, 1330 Avenue of the Americas, New York, NY 10019 (9.60%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (7.64%).



          UBS High Yield Bond Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (15.44%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (15.44%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (10.30%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (7.84%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (7.72%).



          UBS Small Cap Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (12.54%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (10.23%); Howard Darby & Levin Profit Sharing Plan, 1330 Avenue of the Americas, New York, NY 10019 (6.55%).



          UBS Large Cap Growth Fund -- Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (15.55%); Howard Darby & Levin Profit Sharing Plan, 1330 Avenue of the Americas, New York, NY 10019 (12.54%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (8.22%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (7.10%); Union Bank of Switzerland, NY Branch, 1345 Avenue of the Americas, New York, NY 10105 (5.95%).



          UBS Institutional International Equity Fund -- Archstone Foundation, 401 E. Ocean Blvd., Ste. 1000, Long Beach, CA 90802 (100.00%).



          The UBS Real Estate Fund had not commenced operations as of April 10, 1998.


     The Company has no knowledge of any other owners of record of 5% or more of the outstanding shares of a Fund. Shareholders owning 25% or more of the outstanding shares of a Fund may take actions without the approval of other investors in the Fund.

                                     SAI-16

INVESTMENT ADVISER AND FUNDS SERVICES AGENT


     Pursuant to Investment Advisory Agreements between the Trust and the Branch, the Branch serves as the Portfolios' investment adviser. Pursuant to a Sub-Advisory Agreement between the Branch and UBSII, UBSII serves as the sub-adviser to the International Equity Portfolio. Pursuant to Sub-Advisory Agreements between the Branch and UBSAM, UBSAM serves as the sub-adviser to the Small Cap, Large Cap Growth, High Yield Bond and Real Estate Portfolios. The Branch, which operates out of offices located at 1345 Avenue of the Americas, New York, New York, is licensed by the Superintendent of Banks of the State of New York under the banking laws of the State of New York and is subject to state and federal banking laws and regulations applicable to a foreign bank that operates a state licensed branch in the United States. UBSII is a wholly-owned direct subsidiary of UBS Asset Management London Limited, which is a direct subsidiary of UBS UK Holding Limited, which is in turn a wholly-owned direct subsidiary of the Bank. UBSII was organized under the laws of the United Kingdom on June 19, 1986. UBSAM is a wholly-owned subsidiary of UBS Inc., whose parent is the Bank. (The Adviser and the Sub-Adviser are collectively referred to as the 'Advisers'.) Subject to the supervision of the Trustees, the Adviser (UBSII in the case of the International Equity Portfolio and UBSAM in the case of the Small Cap Portfolio, Large Cap Growth Portfolio, High Yield Bond Portfolio and Real Estate Portfolio), makes the Portfolios' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments and provides certain administrative services.


     The investment advisory services provided by the Advisers to the Portfolios are not exclusive under the terms of the advisory agreements. The Advisers are free to and do render similar investment advisory services to others. The Advisers serve as investment advisers to personal investors and act as fiduciaries for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisers serve as trustees. The accounts managed or advised by the Advisers have varying investment objectives and the Advisers invest assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisers (or their affiliates) who may also be acting in similar capacities for the Portfolios. See 'Portfolio Transactions.'


     The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries (including UBSII and UBSAM) engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York since 1946. At December 31, 1997, the Bank (including its consolidated subsidiaries) had total assets of $395.1 billion and shareholders' equity of $14.4 billion.



     On December 8, 1997, the Bank and Swiss Bank Corporation ('Swiss Bank') announced their intention to merge (the 'Merger Transaction') the Bank with Swiss Bank to form a new company expected to be called United Bank of Switzerland. In February, 1998, the shareholders of UBS and Swiss Bank overwhelmingly approved the proposed Merger Transaction. The Merger Transaction's completion is still subject to a number of conditions, including the receipt of regulatory approvals.


     BOND AND HIGH YIELD BOND FUNDS. The Adviser's fixed income analysts have extensive experience in selecting bonds and monitoring their performance. These analysts review the creditworthiness of individual issuers as well as the broad economic trends likely to affect the bond markets.

     VALUE EQUITY FUND. While many investment advisers evaluate companies primarily on their earnings and their price/earnings ratio, the Adviser uses a different investment approach. The Adviser believes that dividend yields, rather than earnings, are the best indicators of future performance. Consequently, the Adviser will select attractively priced stocks with high dividends. In addition, the Adviser's analysts often meet with company managers, often contact a company's suppliers, review the business operations and financial statements of companies and try to 'get behind' the numbers to gain a true sense of a company's value.

                                     SAI-17

     SMALL CAP AND LARGE CAP GROWTH FUNDS. The Sub-Adviser's portfolio managers have extensive experience in managing equity portfolios. Based on the investment objective of the Fund, the Sub-Adviser analyzes equity securities of either small capitalization growth companies or large capitalization growth companies in order to identify above average growth opportunities for each respective Fund. These opportunities may be characterized by the combination of security valuations (e.g. price relative to earnings and/or cash flow) and above average earnings growth expectations.

     INTERNATIONAL EQUITY AND INSTITUTIONAL INTERNATIONAL EQUITY FUNDS. The Sub-Adviser's analysts have extensive experience in managing international portfolios. These analysts track the performance of more than 1,600 companies around the world, and pay particular attention to the energy, life sciences, technology and financial industries.


     REAL ESTATE FUND. The Sub-Adviser's portfolio manager has extensive experience in analyzing and evaluating real estate companies and managing real estate portfolios. Based on the investment objectives of the Fund, the Sub-Adviser analyzes publicly-traded companies whose business is focused on the development, ownership, management, and/or financing of real estate. Both REITs as well as C-corporations are included in this group.


     The Sub-Advisers are registered investment advisers under the Investment Advisers Act of 1940, as amended.


     The Prospectus for each of the Funds contains a description of fees payable to the Adviser. For the fiscal year ended December 31, 1997, the advisory fees for the Bond, Value Equity and International Equity Portfolios amounted to $272,781, $246,135 and $428,213, respectively, of which $151,544, $160,330 and
$176,323, respectively, were waived as described in the next paragraph. For the period December 22, 1997 to December 31, 1997, the advisory fees for the Small Cap and High Yield Bond Portfolios amounted to $4,233 and $1,611, respectively, all of which were waived. For the period December 29, 1997 to December 31, 1997, the advisory fee for the Large Cap Growth Portfolio amounted to $923, all of which was waived. The Real Estate Portfolio had not commenced operations as of December 31, 1997.



     The Branch has voluntarily agreed to waive its fees and reimburse each Fund and its corresponding Portfolio for their respective operating expenses to the extent that the operating expenses (excluding extraordinary items) of the Bond Fund, High Yield Bond Fund, Value Equity Fund, Institutional International Equity Fund, International Equity Fund, Small Cap Fund, Large Cap Growth Fund and Real Estate Fund exceed, on an annual basis, 0.80%, 0.90%, 1.00%, 0.95%, 1.40%, 1.20%, 1.00% and 1.20%, respectively, of such Fund's average daily net assets. The Branch may modify or discontinue this expense limitation at any time in the future with 30 days' prior notice to the affected Fund. See 'Expenses.' For the fiscal year ended December 31, 1997, UBS reimbursed the Bond Fund, Value Equity Fund and International Equity Fund for expenses totaling $122,317, $102,221 and $137,212, respectively. For the period April 14, 1997 (commencement of operations) to December 31, 1997, UBS reimbursed the Institutional International Equity Fund for expenses totaling $62,791. For the period September 30, 1997 (commencement of operations) to December 31, 1997, UBS reimbursed the Small Cap Fund and the High Yield Bond Fund for expenses totaling $57,213 and $54,646, respectively. For the period October 14, 1997, (commencement of operations) to December 31, 1997, UBS reimbursed the Large Cap Growth Fund for expenses totaling $45,138. The Real Estate Fund had not commenced operations as of December 31, 1997.



     Pursuant to the Sub-Advisory Agreements, the Sub-Advisers, under the supervision of the Trustees and the Adviser, make the day-to-day investment decisions for the International Equity, Small Cap, Large Cap Growth, High Yield Bond and Real Estate Portfolios. Under the Sub-Advisory Agreement, the Adviser has agreed to pay UBSII a fee, calculated daily and payable monthly equal, on an annual basis, to 0.75% of the International Equity Portfolio's first $20 million of average net assets, 0.50% of the next $30 million of average net assets, and 0.40% of average net assets in excess of $50 million. The Adviser is solely responsible for paying this fee to UBSII. For the fiscal year ended December 31, 1997, the Adviser paid $251,890 to UBSII on behalf of the International Equity Portfolio.


                                     SAI-18

     Under the Sub-Advisory Agreements with UBSAM, the Adviser has agreed to pay UBSAM a fee, calculated daily and payable monthly equal, on an annual basis, to the following percentages of each Portfolio's respective average net assets:

UBS High Yield Bond Portfolio........................................   0.25% of the first $25 million
                                                                        0.20% of the next $25 million
                                                                        0.15% over $50 million

UBS Small Cap Portfolio..............................................   0.40% of the first $25 million
                                                                        0.325% of the next $25 million
                                                                        0.25% over $50 million

UBS Large Cap Growth Portfolio.......................................   0.30% of the first $25 million
                                                                        0.25% of the next $25 million
                                                                        0.20% over $50 million

UBS Real Estate Portfolio............................................   0.40% of the first $25 million
                                                                        0.325% of the next $25 million
                                                                        0.25% over $50 million


     The Adviser is solely responsible for paying this fee to UBSAM. For the period December 22, 1997 to December 31, 1997, the Adviser paid $535 and $1,250 to UBSAM on behalf of the High Yield Bond and Small Cap Portfolios, respectively. For the period December 29, 1997 to December 31, 1997, the Adviser paid $100 to UBSAM on behalf of the Large Cap Growth Portfolio. The Real Estate Portfolio had not commenced operations as of December 31, 1997.


     The Investment Advisory and Sub-Advisory Agreements for the Bond, Value Equity and International Equity Portfolios will each continue in effect until April 1998. The Investment Advisory and Sub-Advisory Agreements for the Small Cap, Large Cap Growth and High Yield Bond Portfolios will each continue in effect until September 1999, and the Investment Advisory and Sub-Advisory Agreement for the Real Estate Portfolio will each continue in effect until February 2000. Thereafter the agreements will be subject to annual approval by the Trustees or the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Portfolio, provided that in either case the continuance also is approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory and Sub-Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding shares on 60 days' written notice to the Adviser or Sub-Adviser as applicable. Whenever a Fund, as a shareholder of a Portfolio, is required by the 1940 Act to vote its Portfolio interest, the Company will hold a meeting of that Fund's shareholders and will vote its Portfolio interests proportionately as instructed by that Fund's shareholders. See 'Organization'. Each Investment Advisory and Sub-Advisory Agreement is also terminable by the Adviser or Sub-Adviser, as applicable, on 60 days' written notice to the Trust. See 'Additional Information'.

     In addition to the above noted investment advisory services, the Adviser (but not the Sub-Advisers) also provides certain administrative services to the Funds and the Portfolios and, subject to the supervision of the Board of Trustees, as applicable, is responsible for: establishing performance standards for the Funds' and Portfolios' third-party service providers and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors and the Trustees; supervising the preparation of reports for Fund and Portfolio shareholders; and establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund.

     These administrative services are provided to the Portfolios by the Adviser pursuant to the above discussed Investment Advisory Agreements. However, these administrative services are provided to the Funds pursuant to a Funds Services Agreement between the Adviser and the Company. The Adviser is not entitled to a fee from the Company or the Funds under the terms of the Funds Services Agreement.

                                     SAI-19

     The Glass-Steagall Act and other applicable laws generally prohibit banks, such as Union Bank of Switzerland, from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Company. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment adviser or custodian to such an investment company. The Advisers believe that they may perform the services for the Portfolios and the Funds contemplated by the Investment Advisory, Sub-Advisory and Funds Services Agreements without violating the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent these entities from continuing to perform such services.

     If the Adviser or Sub-Advisers were prohibited from providing these services to the Funds or the Portfolios, it is expected that the Directors and Trustees, as applicable, would recommend to shareholders that they approve new agreements with other qualified service providers.


     ADMINISTRATORS. Commencing on March 13, 1997, the Trust and the Company employed IBT Trust & Custodial Services (Ireland) Limited ('IBT Ireland'), a subsidiary of Investors Bank & Trust Company ('Investors Bank') and Investors Bank, respectively, as Administrators under Administration Agreements (the 'Administration Agreements') to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. For its services under the Administration Agreement, each Fund pays Investors Bank a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million. For its services under the Administration Agreement, each Portfolio pays IBT Ireland a fee which is calculated daily and paid monthly equal, on an annual basis, to 0.07% of the Portfolio's first $100 million in average daily net assets and 0.05% of the assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.



     During the period March 13, 1997 through December 31, 1997, the Bond, Value Equity and International Equity Portfolios paid IBT Ireland administrative fees of $34,846, $24,786 and $29,948, respectively, while the Bond, Value Equity and International Equity Funds paid Investors Bank administrative fees of $4,946, $11,634 and $14,128, respectively. During the period April 14, 1997 (commencement of operations) through December 31, 1997, the Institutional International Equity Fund paid Investors Bank administrative fees of $6,541. During the period September 30, 1997 (commencement of operations) through December 31, 1997, the Small Cap and High Yield Bond Portfolios paid IBT Ireland administrative fees of $3,362 and $1,870, respectively, while the Small Cap and High Yield Bond Funds paid Investors Bank administrative fees of $1,580 and $1,185, respectively. During the period October 14, 1997 (commencement of operations) through December 31, 1997, the Large Cap Growth Portfolio paid IBT Ireland an administrative fee of $2,096, while the Large Cap Growth Fund paid Investors Bank an administrative fee of $450. The Real Estate Portfolio and Fund had not commenced operations as of December 31, 1997.


     During the period April 2, 1996 (commencement of operations) through March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') and Signature Financial Group (Grand Cayman) Ltd. ('Signature Grand Cayman') served as Administrators to the Company and the Trust, respectively.

                                     SAI-20

During the period April 2, 1996 (commencement of operations) through December 31, 1996, the Bond, Value Equity and International Equity Portfolios paid Signature Grand Cayman administrative fees of $14,594, $7,036 and $11,712, respectively, while the Bond, Value Equity and International Equity Funds paid Signature administrative fees of $1,526, $2,593 and $4,131, respectively. During the period January 1, 1997 to March 13, 1997, the Bond, Value Equity and International Equity Portfolios paid Signature Grand Cayman administrative fees of $4,801, $2,471, and $3,376, respectively, while the Bond, Value Equity and International Equity Funds paid Signature administrative fees of $837, $897, and $2,071, respectively. The Small Cap Portfolio and Fund, Large Cap Growth Portfolio and Fund, High Yield Bond Portfolio and Fund and the Real Estate Portfolio and Fund had not commenced operations as of March 13, 1997.


     The Administration Agreements may be renewed or amended by the Directors or Trustees, as applicable, without a shareholder vote. The Administration Agreements are terminable at any time without penalty by a vote of a majority of the Directors or Trustees, as applicable, on not less than 60 days' written notice to the other party. The Administrators may subcontract for the performance of their obligations under the Administration Agreements with the prior written consent of the Directors or Trustees, as applicable. If an Administrator subcontracts all or a portion of its duties to another party, that Administrator shall be fully responsible for the acts and omissions of any such subcontractor(s) as it would be for its own acts or omissions.

DISTRIBUTOR

     DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. (the 'Distributor') serves as the distributor of Fund shares. The Distributor is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). The Distributor is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of the Distributor are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from Investors Bank.

CUSTODIAN

     Investors Bank (the 'Custodian'), whose principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian, transfer and dividend disbursing agent for the Funds and the Portfolios. Pursuant to Custodian Agreements with the Trust, on behalf of each Portfolio, and the Company, on behalf of each Fund, the Custodian is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. As transfer agent and dividend disbursing agent, the Custodian is responsible for maintaining account records detailing the ownership of Portfolio and Fund interests and for crediting income, capital gains and other changes in share ownership to investors' accounts. The Custodian will perform its duties as the Portfolios' transfer agent and dividend disbursing agent from its offices located at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X1C8, while its duties as the Funds' transfer agent and dividend disbursing agent will be performed at its offices located at 200 Clarendon Street, Boston, Massachusetts 02116. Each Fund and Portfolio is responsible for its proportionate share of the Company's and Trust's, as applicable, transfer agency, custodial and dividend disbursement fees.

SHAREHOLDER SERVICES

     The Company (excluding UBS Institutional International Equity Fund) has entered into a shareholder servicing agreement with the Branch, and may enter into additional shareholder servicing agreements with one or more financial institutions (together with the Branch, 'Eligible Institutions') such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or broker-dealer. Pursuant to each shareholder servicing agreement, an Eligible Institution, as agent for its customers who are purchasing shares of the Fund, will perform shareholder services for these investors, which include performing shareholder account administrative and servicing functions, such as answering

                                     SAI-21
inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be made and certain other matters pertaining to each Fund, assisting customers in designating and changing dividend options, account designations and addresses, providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' Distributor and transfer agent, assisting investors seeking to purchase or redeem Fund shares, arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares, verifying purchase and redemption orders, transfers among and changes in accounts and providing other related services. In return for these services, each Fund has agreed to pay each Eligible Institution a fee equal, on an annual basis, to 0.25% of the average daily net assets of such Fund represented by shares of the Fund owned during the period for which payment is being made by customers of the Eligible Institution. For the period April 2, 1996 (commencement of operations) through December 31, 1996, the shareholder service fee for the Bond Fund, Value Equity Fund and International Equity Fund amounted to $7,632, $12,965 and $20,658, respectively, all of which were waived. For the fiscal year ended December 31, 1997, the shareholder service fee for the Bond Fund, Value Equity Fund and International Equity Fund amounted to $23,536, $49,844 and $66,267, respectively, all of which were waived. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the shareholder service fee for the Small Cap Fund and the High Yield Bond Fund amounted to $6,078 and $4,558, respectively, all of which were waived. For the period October 14, 1997 (commencement of operations) through December 31, 1997, the shareholder service fee for the Large Cap Growth Fund amounted to $1,730, all of which was waived. The Real Estate Fund had not commenced operations as of December 31, 1997.


     As discussed under 'Investment Adviser and Shareholder Servicing Agent', the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of the Branch under the Shareholder Servicing Agreement, the Investment Advisory Agreement and the Funds Services Agreement and UBSII and UBSAM under the Sub-Advisory Agreements, may raise issues under these laws. However, the Branch, UBSII and UBSAM believe that they may properly perform these services and the other activities described herein and in the Prospectuses without violating the Glass-Steagall Act or other applicable banking laws or regulations.

     If the Branch, UBSII or UBSAM were prohibited from providing their respective services under the above noted agreements, the Directors and Trustees, as applicable, would seek an alternative provider of such services. In such an event, changes in the operation of the Funds or the Portfolios might occur and shareholders might not receive the same level of service previously provided by the Branch, UBSII and UBSAM.

INDEPENDENT ACCOUNTANTS

     The Company's and the Trust's independent accounting firm is Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. The U.S. firm of Price Waterhouse is a Registered Limited Liability Partnership (LLP) under the laws of the State of Delaware. Price Waterhouse LLP will conduct an annual audit of the financial statements of each Fund and Portfolio, assist in the review and filing of the federal and state income tax returns of the Funds and Portfolios and consult with the Funds and Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES

     Each Fund and Portfolio is responsible for the fees and expenses attributable to it. Each Fund will bear its proportionate share of the expenses in its corresponding Portfolio.

     The Branch has voluntarily agreed to limit the total operating expenses of each Fund (including each Fund's proportionate share of the expenses incurred by its corresponding Portfolio), excluding ordinary expenses, as set forth in each Fund's Prospectus under the caption 'Expenses.' The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to

                                     SAI-22
the affected Fund. For additional information regarding waivers or expense subsidies, see 'Management' in the Prospectuses.

PURCHASE OF SHARES

     Investors may purchase Fund shares as described in each Prospectus under 'Purchase of Shares.' Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of a purchase order.

     For each Fund except the Institutional International Equity Fund, the minimum investment requirement for certain retirement plans such as Individual Retirement Accounts ('IRAs'), Self-Employed Retirement Plans ('SERPs'), 401(k) Plans and other tax-deferred plans is $2,000. The minimum investment requirement for all subsequent investments is $500. The minimum investment requirement for accounts established for the benefit of minors under the 'Uniform Gift to Minor's Act' is $5,000. The minimum investment requirement for all subsequent investments is $1,000. The minimum investment requirement for employees of the Bank and its affiliates is $5,000. The minimum subsequent investment is $1,000. These minimum investment requirements may be waived at the Fund's discretion. The Institutional International Equity Fund has not adopted special minimum investment requirements for retirement plans.

     In addition, the minimum investment requirements may be met by aggregating the investments of related shareholders. A 'related shareholder' is limited to an immediate family member, including mother, father, spouse, child, brother, sister and grandparent and includes step and adoptive relationships.

     Each Fund may, at its own option, accept securities in payment for shares. The securities tendered are valued by the methods described in 'Net Asset Value' as of the day the Fund shares are purchased. This is a taxable transaction to the investor. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisers, appropriate investments for the Portfolio corresponding to that Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the relevant Portfolio; (ii) be acquired by the Fund for investment and not for resale (other than for resale to the corresponding Portfolio); (iii) be liquid securities that are not restricted as to transfer either by law or by market liquidity; and (iv) have a value that is readily ascertainable, as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

REDEMPTION OF SHARES

     Investors may redeem shares of each Fund as described in its Prospectus under 'Redemption of Shares.'

     If the Directors and Trustees determine that it would be detrimental to the best interest of the remaining shareholders of a Fund or Portfolio to effect redemptions wholly or partly in cash, payment of the redemption price may be made in whole or in part by an in-kind distribution of securities from the Portfolio, in lieu of cash, in conformity with the applicable rules of the SEC. If shares are redeemed in-kind, the redeeming shareholder might incur transaction costs in converting the securities into cash. The methods of valuing portfolio securities distributed to a shareholder are described under 'Net Asset Value,' and such valuations will be made as of the same time the redemption price is determined.

     FURTHER REDEMPTION INFORMATION. The right of redemption may be suspended or the date of payment postponed, in the case of the Company and the Trust: (i) during periods when the New York Stock Exchange (the 'NYSE') is closed for other than weekends and holidays or when trading on the NYSE is suspended or restricted; (ii) during periods in which an emergency exists, as determined by the SEC, which causes disposal by a Portfolio of, or evaluation of the net asset value of, its securities to be unreasonable or impracticable; or (iii) for such other periods as the 1940 Act or the SEC may permit.

                                     SAI-23

EXCHANGE OF SHARES

     An investor may exchange Fund shares for shares of any other series of the Company as described under 'Exchange of Shares' in the Prospectuses. Investors considering an exchange of Fund shares for shares of another Company series should read the prospectus of the series into which the transfer is being made prior to such exchange (see the section regarding purchase of shares in the appropriate Prospectus). Requests for exchange are made in the same manner as requests for redemptions (see the section regarding redemption of shares in the appropriate Prospectus). Shares of the acquired series are purchased for settlement when the proceeds from redemption become available. The Company reserves the right to discontinue, alter or limit this exchange privilege at any time. Shares of the Institutional International Equity Fund are not eligible for the exchange privilege.

DIVIDENDS AND DISTRIBUTIONS

     Each Fund will declare and pay dividends and distributions as described under 'Dividends and Distributions' in its Prospectus.

     Determination of the net income for the Bond Fund is made at the times described in that Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE

     Each Fund computes its net asset value once daily at the close of business (usually 4:00 p.m. EST, unless trading on the NYSE is suspended at an earlier time) on Monday through Friday as described under 'Net Asset Value' in the Prospectus. The net asset value will not be computed on a day in which no orders to purchase or redeem Fund shares have been received or on any day on which the NYSE is closed, including the following legal holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Funds and the Portfolios would expect to close for purchases and redemptions at the same time. The days on which net asset value is determined are the Funds' business days.

     The net asset value per share of each Fund equals the value of that Fund's pro rata interest in its corresponding Portfolio plus the value of all its other assets not invested in the Portfolio, if any, less its total liabilities, divided by the number of outstanding shares of that Fund. The following is a discussion of the procedures used by the Portfolios in valuing their assets.

     In the case of the Bond and High Yield Bond Portfolios, securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over-the-counter, are valued by the Portfolios by using bid quotes from at least one dealer or, in all other cases, by taking into account various factors affecting market value, including yields and prices of comparable securities, indications as to values from dealers and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, whereby such securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount to maturity. Because many of the municipal bond issues outstanding do not have large principal obligations and because of the varying risk factors applicable to each issuer, no readily available market quotations exist for most municipal securities.

     In the case of the Value Equity, Small Cap, Large Cap Growth, International Equity and Real Estate Portfolios, securities listed on domestic exchanges, other than options on stock indices, are valued using the last sales price on the most representative exchange at 4:00 p.m. New York time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or, in the absence of such prices, at the readily available closing bid price on such exchange. Securities listed on foreign exchanges are valued at the last quoted sale price available before the time when net assets are valued or, in the absence of such recorded sales, at the average of readily available closing bid and asked prices on such exchange or, in the absence of such prices, at the readily available closing bid price on such exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-

                                     SAI-24
counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

     Options on stock indices traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 p.m., New York time. Stock index futures and related options traded on commodities exchanges are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 p.m., New York time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees. Such procedures include the use of independent pricing services, indications as to values from dealers and general market conditions. Short-term investments that mature in 60 days or less are valued at amortized cost method (as discussed above) if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by a Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when a Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

     If market quotations for the securities of any Portfolio are not readily available, such securities will be valued at 'fair value' as determined in good faith by the Trustees.

PERFORMANCE DATA

     From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling your Eligible Institution. See 'Additional Information' in the Prospectuses.

     YIELD QUOTATIONS. As required by regulations of the SEC, the annualized yield for the Bond Fund and the High Yield Bond Fund is computed by dividing the Funds' net investment income per share (which may differ from the net income per share used for accounting purposes) earned during a 30-day period by its net asset value on the last day of the period. The average daily number of Fund shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under 'Additional Information' in the Prospectuses.

     TOTAL RETURN QUOTATIONS. As required by SEC regulations, the average annual total return of the Bond, High Yield Bond, Value Equity, Small Cap, Large Cap Growth, International Equity, Institutional International Equity and Real Estate Funds for a period is computed by assuming a hypothetical initial investment of $1,000. It is then assumed that all of the dividends and distributions by that Fund over the relevant period are reinvested. It is then assumed that at the end of the period the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial investment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

     Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

     GENERAL. A Fund's performance will vary from time-to-time depending upon market conditions, the composition of its corresponding Portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for the future. In

                                     SAI-25
addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Comparative performance information may be used from time to time in advertising the Funds' shares, including data from Morgan Stanley Indices, Merrill Lynch Indices, Lipper Analytical Services, Inc., Lehman
Government/Corporate Intermediate Bond Index, Micropal, Inc., Ibbotson Associates, Morningstar Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Frank Russell Indices, The EAFE'r' Index and other industry publications.

PORTFOLIO TRANSACTIONS

     The Advisers place orders for all purchases and sales of securities on behalf of the Portfolios. The Advisers enter into repurchase agreements and reverse repurchase agreements and effect loans of portfolio securities on behalf of the Portfolios. See 'Investment Objectives and Policies.'

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Occasionally, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Portfolio transactions for the Bond and High Yield Bond Portfolios will be undertaken principally to accomplish their objectives in relation to expected movements in the general level of interest rates. The Bond and High Yield Bond Portfolios may engage in short-term trading consistent with their objectives.


     In connection with portfolio transactions for the Bond and High Yield Bond Portfolios, the Adviser intends to seek best price and execution on a competitive basis for both purchases and sales of securities. Portfolio turnover may vary from year to year, as well as within a year. For the fiscal year ended December 31, 1997, the portfolio turnover rate for the Bond Portfolio was 129%. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the portfolio turnover rate for the High Yield Bond Portfolio was 80%.



     In connection with portfolio transactions for the Value Equity, Small Cap, Large Cap Growth, International Equity and Real Estate Portfolios, the overriding objective is to obtain the best possible execution of purchase and sale orders. Portfolio turnover may vary from year to year, as well as within a year. The annual portfolio turnover rate for the Real Estate Portfolio is expected to be under 100%. For the fiscal year ended December 31, 1997, the portfolio turnover rate for the Value Equity and International Equity Portfolios was 47% and 26%, respectively. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the portfolio turnover rate for the Small Cap Portfolio was 3%. For the period October 14, 1997 (commencement of operations) through December 31, 1997, the portfolio turnover rate for the Large Cap Growth Portfolio was 6%. The Real Estate Portfolio had not commenced operations as of December 31, 1997.


     In selecting a broker, the Adviser or Sub-Advisers, as applicable, consider a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition; and the commissions charged. A broker may be paid a brokerage commission greater than that another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Adviser or Sub-Advisers decide that the broker chosen will provide the best possible execution. The Advisers monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Trustees regularly review the reasonableness of commissions and other transaction costs incurred by the Portfolios in light of the facts and circumstances deemed relevant, and, in that connection, will review reports and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisers have allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by

                                     SAI-26
brokers are used for the benefit of all the Adviser's clients and not solely or necessarily for the benefit of the Portfolios. The Advisers believe that the value of research services received is not determinable and does not significantly increase expenses. The Portfolios do not reduce their fee to the Adviser by any amount that might be attributable to the value of such services. For the fiscal year ended December 31, 1997, the Trust paid brokerage commissions on behalf of the Value Equity and International Equity Portfolios in the amount of $58,581 and $129,250, respectively. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the Trust paid brokerage commissions on behalf of the Small Cap Portfolio in the amount of $30,680. For the period October 14, 1997 (commencement of operations) through December 31, 1997, the Trust paid brokerage commissions on behalf of the Large Cap Growth Portfolio in the amount of $18,270. The Real Estate Portfolio had not commenced operations as of December 31, 1997.


     Subject to the overriding objective of obtaining the best possible execution of orders, the Advisers may allocate a portion of a Portfolio's brokerage transactions to their affiliates. In order for their affiliates to effect any portfolio transactions for the Portfolios, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees, including a majority of the Trustees who are not 'interested persons', have adopted procedures that are reasonably designed to ensure that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

     Portfolio securities will not be purchased from or through or sold to or through the Portfolio's Adviser, Sub-Advisers, Distributor or any 'affiliated person' (as defined in the 1940 Act) or any affiliated person of such a person when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser, Sub-Advisers or affiliate thereof is a member, except to the extent permitted by law.

     On those occasions when the Advisers deem the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisers to the extent permitted by applicable laws and regulations may, but are not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such an event, the securities so purchased or sold as well as any expenses incurred in the transaction will be allocated by the Advisers in a manner that is equitable and consistent with their fiduciary obligations to their clients. In some instances, this procedure might adversely affect a Portfolio.

     If a Portfolio writes an option and effects a closing purchase transaction with respect to an option written by it, such transaction will normally be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Portfolio will be subject to limitations established by each of the exchanges governing the maximum number of options in each class that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Portfolio may write may be affected by options written by the Advisers for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits and it may impose certain other sanctions.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.

     UBS Private Investor Funds, Inc. is a Maryland corporation and is currently authorized to issue shares of common stock, par value $0.001 per share, in nine series: The UBS Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS Value Equity Fund Series; The UBS Institutional International Equity Fund Series; The UBS International Equity Fund Series; The UBS High Yield Bond Fund Series;

                                     SAI-27

The UBS Small Cap Fund Series; The UBS Large Cap Growth Fund Series and The UBS Real Estate Fund Series.

     Each share of a series issued by the Company will have a pro rata interest in the assets of that series. The Company is currently authorized to issue 500,000,000 shares of common stock, including 10,000,000 shares of each of the nine current series. Under Maryland law, the Board has the authority to increase the number of shares of stock that the Company has the authority to issue. Each share has one vote (and fractional shares have a corresponding fractional vote) with respect to matters upon which shareholder vote is required; stockholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted upon affects only a particular series then it will be voted on only by that series. If a matter affects a particular series differently from other series, that series will vote separately on such matter. Each share is entitled to participate equally in dividends and distributions declared by the Directors with respect to the relevant series, and in the net distributable assets of such series on liquidation.

     Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. It is the Company's policy not to hold an annual meeting of stockholders unless so required. All shares of the Company (regardless of series) have noncumulative voting rights for the election of Directors. Under Maryland law, the Company's Directors may be removed by vote of stockholders. The Board currently consists of three directors.

UBS INVESTOR PORTFOLIOS TRUST

     UBS Investor Portfolios Trust, a master trust fund formed under New York law, was organized on February 9, 1996. The Declaration of Trust permits the Trustees to issue interests in one or more subtrusts or series. To date, seven series have been authorized. Each series (i.e., a Portfolio) of the Trust corresponds to a Fund of the Company, with the exception that the International Equity Portfolio corresponds to the International Equity Fund and the Institutional International Equity Fund.

     A copy of the Trust's Declaration of Trust is on file in the office of its Administrator.

     Holders of interest in the Trust, such as the Funds, may redeem all or any part of their interest in the Trust at any time, upon the submission of a redemption request in proper form. See 'Redemption of Shares.'

TAXES


     Each Fund intends to annually qualify and elect to be treated as a regulated investment company (a 'RIC') under Subchapter M of the Code. As a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other RICs and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.


     For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

                                     SAI-28

     Gains or losses on sales of securities by a Portfolio will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, a Portfolio acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

     Under the Code, gains or losses attributable to disposition of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time a Portfolio accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Portfolio actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Portfolio, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

     Forward currency contracts, options and futures contracts entered into by a Portfolio may create 'straddles' for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by a Portfolio on forward currency contracts, options and futures contracts or on the underlying securities.

     Certain options, futures and foreign currency contracts held by a Portfolio at the end of each fiscal year will be required to be 'marked to market' for federal income tax purposes -- i.e., treated as having been sold at market value. For such options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Portfolio has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income.

     FOREIGN SHAREHOLDERS. Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a 'foreign shareholder') will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual and who is not otherwise subject to withholding as described above, a Fund may be required to withhold U.S. federal income tax at the rate of 31% unless IRS Form W-8 is provided. See 'Taxes' in the Prospectuses. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

     FOREIGN TAXES. It is expected that the International Equity Portfolio may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. In the case of the International Equity Portfolio, so long as more than 50% in value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat any foreign income taxes paid by it as paid directly by its shareholders. The Portfolio will make such an election only if it deems it to be in the best interest of its shareholders. The Portfolio will notify its shareholders in writing each year if they make the election and of the amount of foreign income taxes, if

                                     SAI-29
any, to be treated as paid by the shareholders. If the Portfolio makes the election, each shareholder of the International Equity Fund will be required to include in his or her income their proportionate share of the amount of foreign income taxes paid by the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below), or, if he or she itemizes deductions, a deduction for his or her share of the foreign income taxes in computing federal income tax liability. (No deduction will be permitted in computing an individual's alternative minimum tax liability.) A shareholder who is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the election described in this paragraph, but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. A tax-exempt shareholder will not ordinarily benefit from this election. Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the International Equity Funds from their foreign source net investment income will be treated as foreign source income. This Portfolio's gains and losses from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source 'passive income', such as the portion of dividends received from the Portfolio that qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the International Equity Portfolio.

     STATE AND LOCAL TAXES. Each Fund may be subject to state or local taxes in jurisdictions in which that Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. For example, a portion of the dividends received by shareholders may be subject to state income tax. Shareholders should consult their own tax advisors with respect to any state or local taxes.

ADDITIONAL INFORMATION

     With respect to the securities offered by the Prospectuses, this SAI and the Prospectuses do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act and the 1940 Act with respect to the securities offered hereby. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC, Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington D.C. 20549.

     Statements contained in this SAI relating to the contents of any agreement or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL STATEMENTS


     The Annual Report(s) of the Funds dated December 31, 1997 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is included herein. The Real Estate Fund had not commenced operations as of December 31, 1997. Consequently, financial statements for the Real Estate Fund are not included in the Annual Report.


                                     SAI-30

UBS Bond Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Bond
  Portfolio, at value...............................................................     $13,471,492
Receivable from funds services agent................................................          10,256
Receivable from sale of capital stock...............................................           5,008
Deferred organization expenses and other assets.....................................          89,144
                                                                                         -----------
          Total Assets..............................................................      13,575,900
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           1,413
Dividends payable...................................................................             264
Other accrued expenses..............................................................          27,861
                                                                                         -----------
          Total Liabilities.........................................................          29,538
                                                                                         -----------

NET ASSETS..........................................................................     $13,546,362
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         133,467
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................         $101.50
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       133
Additional paid-in capital..........................................................      13,441,982
Net unrealized appreciation of investments..........................................         109,471
Accumulated undistributed net investment income.....................................          15,416
Accumulated net realized loss on securities and foreign currency transactions.......         (20,640)
                                                                                         -----------
          Net Assets................................................................     $13,546,362
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.
                                     SAI-31

UBS Bond Fund
Statement of Operations
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS Bond Portfolio
     Interest............................................................                  $584,252
     Dividends...........................................................                    12,171
                                                                                           --------
          Investment income..............................................                   596,423
     Total expenses......................................................    $ 68,883
     Less: Fee waiver....................................................     (23,467)
                                                                             --------
     Net expenses........................................................                    45,416
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Bond
  Portfolio..............................................................                   551,007

EXPENSES:
Shareholder service fees.................................................      23,536
Administrative services fees.............................................       5,783
Reports to shareholders expense..........................................      23,614
Registration fees........................................................      21,494
Amortization of organization expenses....................................      21,330
Legal fees...............................................................      16,968
Transfer agent fees......................................................      10,487
Audit fees...............................................................       9,741
Fund accounting fees.....................................................       7,744
Directors' fees..........................................................       5,357
Miscellaneous expenses...................................................       6,170
                                                                             --------
          Total expenses.................................................     152,224
          Less: Fee waiver and expense reimbursements....................    (122,317)
                                                                             --------
          Net expenses...................................................                    29,907
                                                                                           --------
Net investment income....................................................                   521,100
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS BOND PORTFOLIO
Net realized loss on securities transactions.............................                   (18,474)
Net realized gain on foreign currency transactions.......................                    14,698
Net change in unrealized appreciation of investments.....................                    96,595
Net change in unrealized appreciation of foreign currency contracts and
  translations...........................................................                    12,255
                                                                                           --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Bond Portfolio.................................                   105,074
                                                                                           --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  $626,174
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.
                                     SAI-32

UBS Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income......................................................      $   521,100          $   171,160
Net realized (loss) gain on securities and foreign currency transaction....           (3,776)               3,907
Net change in unrealized appreciation of investments, foreign currency
  contracts and foreign currency translations..............................          108,850                  621
                                                                              -----------------    -----------------
Net increase in net assets resulting from operations.......................          626,174              175,688
                                                                              -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................         (521,100)            (170,408)
Net realized gains.........................................................          (11,079)              (1,273)
                                                                              -----------------    -----------------
Total dividends and distributions to shareholders..........................         (532,179)            (171,681)
                                                                              -----------------    -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...........................................       10,921,938           10,846,978
Net asset value of shares issued to shareholders in reinvestment of
  dividends and distributions..............................................          509,400              127,366
Cost of shares redeemed....................................................       (5,479,261)          (3,503,061)
                                                                              -----------------    -----------------
Net increase in net assets from transactions in shares of common stock.....        5,952,077            7,471,283
                                                                              -----------------    -----------------

NET INCREASE IN NET ASSETS.................................................        6,046,072            7,475,290

NET ASSETS:
Beginning of period........................................................        7,500,290               25,000
                                                                              -----------------    -----------------
End of period (including undistributed net investment income of $15,416 and
  net investment loss of $4,086, respectively).............................      $13,546,362          $ 7,500,290
                                                                              -----------------    -----------------
                                                                              -----------------    -----------------

------------------------

* Commencement of operations.

See notes to financial statements.
                                     SAI-33

UBS Bond Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD:

Net asset value, beginning of period.......................................        $100.13              $100.00
                                                                              -----------------    -----------------
Income from investment operations:
     Net investment income.................................................           5.71                 4.12
     Net realized and unrealized gain on investments.......................           1.30                 0.14
                                                                              -----------------    -----------------
     Total income from investment operations...............................           7.01                 4.26
                                                                              -----------------    -----------------

Less dividends and distributions to shareholders:
     Dividends from net investment income..................................          (5.53)               (4.11)
     Distributions from net realized gains.................................          (0.11)               (0.02)
                                                                              -----------------    -----------------
     Total dividends and distributions.....................................          (5.64)               (4.13)
                                                                              -----------------    -----------------

Net asset value, end of period.............................................        $101.50              $100.13
                                                                              -----------------    -----------------
                                                                              -----------------    -----------------
Total return...............................................................           7.22%                4.36%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..............................        $13,546              $ 7,500
     Ratio of expenses to average net assets(2)............................           0.80%                0.80%(3)
     Ratio of net investment income to average net assets(2)...............           5.52%                5.61%(3)

------------------------
* Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 1.54% and 3.33% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.
                                     SAI-34

UBS Bond Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS International Equity Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients. Three shareholders, individually owning greater than 10% of the shares of the Fund, collectively held 35.4% at December 31, 1997.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (18.0% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. At December 31, 1997, the Fund had a capital loss carryforward of $20,238 which will expire in 2005. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal

                                     SAI-35

UBS Bond Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
tax-basis treatment; temporary differences do not require reclassification. For the year ended December 31, 1997, the Fund increased accumulated undistributed net investment income by $19,502, decreased accumulated net realized loss on securities and foreign currency by $14,463 and decreased paid-in-capital by $5,039. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise by made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. Prior to March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') provided overall administrative services and general office facilities. As compensation for such services, the Company had agreed to pay Signature a fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature did not receive a fee on average daily net assets in excess of $200 million. For the year ended December 31, 1997, the administrative services fee amounted to $5,783.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, effective March 13, 1997, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement. Prior to March 13, 1997, Signature served as the distributor of Fund shares. Signature did not receive any additional fees for services provided as the distributor.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period ended December 31, 1997, the shareholder service fee amounted to $23,536, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENT -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.80% of the Fund's average daily net assets. For the year ended December 31, 1997, UBS reimbursed the Fund for expenses totaling $98,781 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

                                     SAI-36

UBS Bond Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                                           PERIOD FROM APRIL 2, 1996
                                                        YEAR ENDED        (COMMENCEMENT OF OPERATIONS)
                                                     DECEMBER 31, 1997     THROUGH DECEMBER 31, 1996
                                                     -----------------    ----------------------------

Shares subscribed.................................        108,662                    108,567
Shares issued to shareholders in reinvestment of
  dividends and distributions.....................          5,076                      1,278
Shares redeemed...................................        (55,177)                   (35,189)
                                                     -----------------            ----------
Net increase in shares outstanding................         58,561                     74,656
                                                     -----------------            ----------
                                                     -----------------            ----------

                                     SAI-37

UBS Bond Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Bond Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of Americas
New York, New York
February 17, 1998

                                     SAI-38

UBS Bond Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS -- 52.3%
             U.S. TREASURY OBLIGATIONS -- 49.2%
$7,550,000   U.S. Treasury Bond................................................    5.88%     11/15/99    $ 7,577,096
 1,203,000   U.S. Treasury Bond................................................    7.75%      1/31/00      1,251,120
 1,375,000   U.S. Treasury Bond................................................    6.25%      4/30/01      1,396,478
   400,000   U.S. Treasury Bond................................................    6.75%      8/15/26        440,376
   500,000   U.S. Treasury Bond................................................    6.63%      2/15/27        542,810
 1,100,000   U.S. Treasury Note................................................    5.00%      1/31/99      1,092,784
 1,100,000   U.S. Treasury Note................................................    6.50%      4/30/99      1,111,858
 1,255,000   U.S. Treasury Note................................................    6.38%      4/30/99      1,266,370
 1,700,000   U.S. Treasury Note................................................    6.38%      7/15/99      1,717,799
 1,500,000   U.S. Treasury Note................................................    5.88%      8/31/99      1,504,680
   375,000   U.S. Treasury Note................................................    5.88%      2/15/00        376,466
   755,000   U.S. Treasury Note................................................    6.75%      4/30/00        772,222
 3,500,000   U.S. Treasury Note................................................    6.25%      5/31/00      3,543,750
   800,000   U.S. Treasury Note................................................    5.50%     12/31/00        795,496
 1,300,000   U.S. Treasury Note................................................    6.50%      8/31/01      1,332,292
   400,000   U.S. Treasury Note................................................    6.63%      3/31/02        412,936
 2,020,000   U.S. Treasury Note................................................    6.38%      8/15/02      2,072,076
 2,690,000   U.S. Treasury Note................................................    6.25%      2/15/03      2,750,955
 1,419,000   U.S. Treasury Note................................................    7.25%      5/15/04      1,531,413
   100,000   U.S. Treasury Note................................................    7.25%      8/15/04        108,078
 2,000,000   U.S. Treasury Note................................................    5.88%     11/15/05      2,010,620
 1,850,000   U.S. Treasury Note................................................    5.63%      2/15/06      1,829,765
 1,000,000   U.S. Treasury Note................................................    6.88%      5/15/06      1,070,000
   250,000   U.S. Treasury Note................................................    6.63%      5/15/07        264,610
                                                                                                         -----------
                                                                                                          36,772,050
                                                                                                         -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.1%
 1,400,000   Federal Home Loan Mortgage Corp. .................................    5.96%     10/20/00      1,404,816
   937,818   Federal National Mortgage Assc., Pool #250576.....................    7.00%      6/01/26        946,812
                                                                                                         -----------
                                                                                                           2,351,628
                                                                                                         -----------
             TOTAL U.S. TREASURY & U.S. GOVERNMENT AGENCY
               OBLIGATIONS (COST $38,599,244)..................................                           39,123,678
                                                                                                         -----------
             CORPORATE OBLIGATIONS -- 32.8%
             CORPORATE OBLIGATIONS -- DOMESTIC -- 30.7%
             BANKING -- 4.5%
   500,000   BanPonce Corp. ...................................................    6.75%      4/26/00        504,905
   800,000   Bayerische Landesbank NY..........................................    6.20%      2/09/06        785,336
   600,000   First USA Bank....................................................    7.00%      8/20/01        614,652
   720,000   J.P. Morgan & Co. ................................................    8.50%      8/15/03        794,081
   650,000   J.P. Morgan & Co. ................................................    6.70%     11/01/07        656,247
                                                                                                         -----------
                                                                                                           3,355,221
                                                                                                         -----------
             BROKERAGE -- 4.0%
 1,000,000   Goldman Sachs (a).................................................    7.80%      7/15/02      1,060,000
   750,000   Lehman Brothers Inc. .............................................    6.89%     10/10/00        761,153
   200,000   Lehman Brothers Inc. .............................................    7.25%      4/15/03        205,342
   250,000   Paine Webber Group Inc............................................    7.12%      1/27/04        259,343
   650,000   Salomon, Inc. ....................................................    7.50%      2/01/03        679,406
                                                                                                         -----------
                                                                                                           2,965,244
                                                                                                         -----------
             BUILDING SUPPLIES -- 0.7%
   500,000   Sherwin Williams..................................................    6.25%      2/01/00        503,398
                                                                                                         -----------
             CAPITAL EQUIPMENT -- 1.1%
   800,000   Case Corp. .......................................................    7.25%      8/01/05       833,264
                                                                                                         -----------

------------------------
See notes to financial statements.
                                     SAI-39
UBS Bond Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             FINANCING & LEASING -- 6.4%
$  950,000   Associates Corp. N.A. ............................................    8.50%      1/10/00    $   995,268
   500,000   CIBC Capital Funding LP (a).......................................    6.25%     12/17/02        498,047
   500,000   CIT Group Holdings................................................    6.38%      8/01/02        502,307
   750,000   Countrywide Home Loan.............................................    6.84%     10/22/04        766,028
   265,000   General Electric Capital Corp. ...................................    6.88%      4/15/00        271,241
 1,000,000   General Motors Acceptance Corporation.............................    6.38%     12/01/01      1,005,400
   750,000   Heller Financial, Inc. ...........................................    6.44%     10/06/02        745,403
                                                                                                         -----------
                                                                                                           4,783,694
                                                                                                         -----------
             FOOD -- 0.3%
   200,000   Foodbrands America Inc. ..........................................   10.75%      5/15/06        232,830
                                                                                                         -----------
             FUNERAL SERVICES -- 0.8%
   600,000   Loewen Group International, Inc...................................    7.50%      4/15/01        618,424
                                                                                                         -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 0.8%
   600,000   Sears Roebuck Acceptance Corp.....................................    5.59%      2/16/01        590,082
                                                                                                         -----------
             LODGING -- 0.5%
   350,000   FelCor Suite Hotels, Inc. (a).....................................    7.38%     10/01/04        352,982
                                                                                                         -----------
             MEDIA/CABLE -- 2.5%
   660,000   Continental Cablevision, Inc......................................   11.00%      6/01/07        732,838
   600,000   News America Holdings.............................................    7.50%      3/01/00        613,476
   500,000   Turner Broadcasting...............................................    7.40%      2/01/04        517,173
                                                                                                         -----------
                                                                                                           1,863,487
                                                                                                         -----------
             OFFICE EQUIPMENT AND SUPPLIES -- 2.0%
 1,500,000   Xerox Corporation.................................................    6.50%      6/29/00      1,512,765
                                                                                                         -----------
             REAL ESTATE -- 1.3%
   350,000   Chelsea GCA Realty................................................    7.75%      1/26/01        361,568
   500,000   Crescent Real Estate (a)..........................................    7.13%      9/15/07        511,565
   125,000   Susa Partnership LP...............................................    7.13%     11/01/03        126,874
                                                                                                         -----------
                                                                                                           1,000,007
                                                                                                         -----------
             TELECOMMUNICATIONS -- 1.9%
   650,000   GTE South, Inc. ..................................................    7.25%      8/01/02        672,295
   700,000   WorldCom, Inc. ...................................................    8.88%      1/15/06        753,144
                                                                                                         -----------
                                                                                                           1,425,439
                                                                                                         -----------
             UTILITIES -- 3.9%
   300,000   Cleveland Electric Illuminating Company (a).......................    7.88%     11/01/17        315,944
   550,000   Connecticut Light And Power (a)...................................    7.75%      6/01/02        561,336
   450,000   Gulf States Utilities.............................................    8.25%      4/01/04        485,928
 1,000,000   Nipsco Capital Markets, Inc. .....................................    7.39%      4/01/04      1,049,470
   500,000   Penn Power & Light................................................    6.55%      3/01/06        503,910
                                                                                                         -----------
                                                                                                           2,916,588
                                                                                                         -----------
             TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $22,628,952)........                           22,953,425
                                                                                                         -----------
             CORPORATE OBLIGATIONS -- FOREIGN -- 1.9%
             BANKING -- 1.2%
   500,000   Merita Bank (a)...................................................    7.15%     12/29/49        507,910
   400,000   Spintab (a).......................................................    7.50%      8/14/49        422,236
                                                                                                         -----------
                                                                                                             930,146
                                                                                                         -----------
             UTILITIES -- 0.7%
   550,000   Southern Investments..............................................    6.80%     12/01/06        555,429
                                                                                                         -----------
             TOTAL CORPORATE OBLIGATIONS -- FOREIGN (COST $1,452,557)..........                            1,485,575
                                                                                                         -----------

------------------------
See notes to financial statements.
                                     SAI-40

UBS Bond Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

   FACE                                                                           COUPON      MATURITY
  VALUE                             SECURITY DESCRIPTION                           RATE         DATE         VALUE
----------   ------------------------------------------------------------------   ------      --------    -----------
             CORPORATE OBLIGATIONS -- EURODOLLAR -- 0.2%
             ENERGY -- 0.1%
$   50,000   BP America, Inc. .................................................    9.75%      3/01/99    $    52,030
                                                                                                         -----------
             INDUSTRIAL -- CAPTIVE FINANCE -- 0.1%
    80,000   Unilever Capital..................................................    9.25%      3/29/00         85,205
                                                                                                         -----------
             TOTAL CORPORATE OBLIGATIONS -- EURODOLLAR (COST $136,560).........                              137,235
                                                                                                         -----------
             TOTAL CORPORATE OBLIGATIONS (COST $24,218,069)....................                           24,576,235
                                                                                                         -----------
             ASSET BACKED SECURITIES -- 11.4%
             AUTO LEASES -- 5.8%
 1,000,000   Aesop Funding II LLC, Series 97-1 (a).............................    6.22%     10/20/01      1,004,450
   650,000   Arcadia Automobile Receivables Trust, Series 97-D.................    6.20%      5/15/03        652,438
   650,000   General Motors Acceptance Corporation, Series 97-C2...............    6.45%     12/15/04        654,266
   650,000   Key Auto Finance Trust, Series 97-2...............................    6.15%     10/15/01        651,703
   700,000   MMCA Automobile Trust, Series 97-1................................    6.08%      5/15/01        701,134
   700,000   WFS Financial Owner Trust, Series 97-D............................    6.25%      3/20/02        700,219
                                                                                                         -----------
                                                                                                           4,364,210
                                                                                                         -----------
             CREDIT CARD RECEIVABLES -- 1.1%
   350,000   Chemical Master Credit Card Trust 1, Series 96-1..................    5.55%      9/15/03        346,084
   440,000   First Omni Bank Credit Card Trust, Series 96-A....................    6.65%      9/15/03        447,286
                                                                                                         -----------
                                                                                                             793,370
                                                                                                         -----------
             EQUIPMENT LEASES -- 3.0%
 1,000,000   Case Equipment Loan Trust, Series 97-B............................    6.24%      9/15/04      1,004,690
 1,240,000   Newcourt Receivables Asset Trust, Series 97-1.....................    6.19%      5/20/05      1,245,619
                                                                                                         -----------
                                                                                                           2,250,309
                                                                                                         -----------
             UTILITIES -- 1.5%
   750,000   California Infrastructure PG & E, Series 97-1.....................    6.25%      6/25/04        754,102
   350,000   California Infrastructure SCE, Series 97-1........................    6.22%      3/25/04        351,531
                                                                                                         -----------
                                                                                                           1,105,633
                                                                                                         -----------
             TOTAL ASSET BACKED SECURITIES (COST $8,477,633)...................                            8,513,522
                                                                                                         -----------
             FOREIGN GOVERNMENT OBLIGATIONS -- 0.7%
             CANADA -- 0.1%
    50,000   Province Of Ontario...............................................    7.38%      1/27/03         52,558
    50,000   Province Of Quebec................................................    9.13%      8/22/01         54,489
                                                                                                         -----------
                                                                                                             107,047
                                                                                                         -----------
             JAPAN -- 0.6%
   355,000   Japan Finance Corp. ..............................................    9.13%     10/11/00        381,700
                                                                                                         -----------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $480,043)..............                              488,747
                                                                                                         -----------
             TOTAL INVESTMENTS AT MARKET VALUE -- 97.2% (COST $71,774,989).....                           72,702,182
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.8%.....................                            2,058,836
                                                                                                         -----------
             NET ASSETS -- 100.0%..............................................                          $74,761,018
                                                                                                         -----------
                                                                                                         -----------

------------------------

  (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $5,234,470 or 7.00% of net assets.

Note: Based upon the cost of investments of $71,744,989 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $932,919 and $5,726, respectively, resulting in net unrealized appreciation of $927,193.

See notes to financial statements.
                                     SAI-41

UBS Bond Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $71,774,989).............................................     $72,702,182
Cash................................................................................       2,574,005
Dividends and interest receivable...................................................       1,111,572
Deferred organization expenses and other assets.....................................          16,809
                                                                                         -----------
     Total Assets...................................................................      76,404,568
                                                                                         -----------

LIABILITIES:
Investment advisory fees payable....................................................          12,160
Administrative services fees payable................................................          12,904
Payable for investment securities purchased.........................................       1,573,410
Other accrued expenses..............................................................          45,076
                                                                                         -----------
     Total Liabilities..............................................................       1,643,550
                                                                                         -----------

NET ASSETS..........................................................................     $74,761,018
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.
                                     SAI-42

UBS Bond Portfolio
Statement of Operations
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest...............................................................                  $3,772,752
Dividends..............................................................                      82,826
                                                                                         ----------
     Total income......................................................                   3,855,578

EXPENSES
Investment advisory fees...............................................    $272,781
Administrative services fees...........................................      39,647
Custodian fees and expenses............................................      46,405
Audit fees.............................................................      36,000
Fund accounting fees...................................................      31,904
Trustees' fees.........................................................       7,000
Amortization of organization expenses..................................       6,896
Miscellaneous expense..................................................       5,711
                                                                           --------
     Total expenses....................................................     446,344
     Less: Fee waiver..................................................    (151,544)
                                                                           --------
     Net expenses......................................................                     294,800
                                                                                         ----------
Net investment income..................................................                   3,560,778
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities transactions...........................                     (16,439)
Net realized gain on foreign currency transactions.....................                     288,511
Net change in unrealized appreciation of investments...................                     784,709
Net change in unrealized depreciation of foreign currency contracts and
  translations.........................................................                     (84,921)
                                                                                         ----------
Net realized and unrealized gain on investments........................                     971,860
                                                                                         ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                  $4,532,638
                                                                                         ----------
                                                                                         ----------

------------------------
See notes to financial statements.
                                     SAI-43

UBS Bond Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income......................................................      $ 3,560,778          $ 1,703,082
Net realized gain on securities and foreign currency transactions..........          272,072               44,624
Net change in unrealized appreciation of investments, foreign currency
  contracts and foreign currency translations..............................          699,788              227,405
                                                                              -----------------    -----------------
Net increase in net assets resulting from operations.......................        4,532,638            1,975,111
                                                                              -----------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions................................................       34,422,392           59,142,218
Value of withdrawals.......................................................      (17,194,864)          (8,116,477)
                                                                              -----------------    -----------------
Net increase in net assets from capital transactions.......................       17,227,528           51,025,741
                                                                              -----------------    -----------------

NET INCREASE IN NET ASSETS.................................................       21,760,166           53,000,852
NET ASSETS:
Beginning of period........................................................       53,000,852             --
                                                                              -----------------    -----------------
End of period..............................................................      $74,761,018          $53,000,852
                                                                              -----------------    -----------------
                                                                              -----------------    -----------------

------------------------
* Commencement of operations.

See notes to financial statements.
                                     SAI-44

UBS Bond Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000s omitted)..............................        $74,761              $53,001
     Ratio of expenses to average net assets(1)............................           0.49%                0.50%(2)
     Ratio of net investment income to average net assets(1)...............           5.88%                5.83%(2)
     Portfolio turnover....................................................            129%                 100%

------------------------
* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.25% and 0.45% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.
                                     SAI-45

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by UBS Bond Fund and UBS Bond Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with remaining maturities of more than 60 days are normally valued by a pricing service approved by the Portfolio's Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market value at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at period-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the

                                     SAI-46

UBS Bond Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $30,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. For the year ended December 31, 1997, the investment advisory fee amounted to $272,781. UBS voluntarily agreed to waive $151,544 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the year ended December 31, 1997, the administrative services fee amounted to $39,647.

4. PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 1997, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                           PURCHASES        SALES
                                                                          -----------    -----------

U.S. Government Securities.............................................   $48,120,195    $41,466,639
Corporate obligations..................................................    49,714,078     34,578,344
                                                                          -----------    -----------
          Total........................................................   $97,834,273    $76,044,983
                                                                          -----------    -----------
                                                                          -----------    -----------

                                     SAI-47

UBS Bond Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Bond Portfolio (the 'Portfolio') (one of the portfolios constituting UBS Investor Portfolios Trust) at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 17,1998

                                     SAI-48

UBS Value Equity Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Value
  Equity Portfolio, at value........................................................     $26,454,709
Receivable from funds services agent................................................           9,021
Deferred organization expenses and other assets.....................................          91,315
                                                                                         -----------
          Total Assets..............................................................      26,555,045
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           2,607
Other accrued expenses..............................................................          28,488
                                                                                         -----------
          Total Liabilities.........................................................          31,095
                                                                                         -----------

NET ASSETS..........................................................................     $26,523,950
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         205,343
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................     $    129.17
                                                                                         -----------
                                                                                         -----------

COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       205
Additional paid-in capital..........................................................      22,506,410
Net unrealized appreciation of investments..........................................       3,802,538
Accumulated undistributed net investment income.....................................          11,388
Accumulated undistributed net realized gains........................................         203,409
                                                                                         -----------
          Net Assets................................................................     $26,523,950
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.
                                     SAI-49

UBS Value Equity Fund
Statement of Operations
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses from UBS Investor Portfolios
  Trust -- UBS Value Equity Portfolio
     Dividends.........................................................                   $  584,504
     Interest..........................................................                       41,559
                                                                                          ----------
          Investment income............................................                      626,063
     Total expenses....................................................    $ 183,777
     Less: Fee waiver..................................................      (75,604)
                                                                           ---------
     Net expenses......................................................                      108,173
                                                                                          ----------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Value
  Equity Portfolio.....................................................                      517,890

EXPENSES:
Shareholder service fees...............................................       49,844
Administrative services fees...........................................       12,531
Reports to shareholders expense........................................       23,601
Registration fees......................................................       22,739
Amortization of organization expenses..................................       21,364
Legal fees.............................................................       16,968
Transfer agent fees....................................................       10,487
Audit fees.............................................................        9,741
Fund accounting fees...................................................        7,744
Directors' fees........................................................        5,357
Miscellaneous expenses.................................................        7,241
                                                                           ---------
     Total expenses....................................................      187,617
     Less: Fee waiver and expense reimbursements.......................     (102,221)
                                                                           ---------
     Net expenses......................................................                       85,396
                                                                                          ----------
Net investment income..................................................                      432,494
                                                                                          ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS VALUE EQUITY PORTFOLIO:
Net realized gain on securities transactions...........................                    1,477,194
Net change in unrealized appreciation of investments...................                    3,117,642
                                                                                          ----------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Value Equity Portfolio.......................                    4,594,836
                                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                   $5,027,330
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.
                                     SAI-50

UBS Value Equity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income......................................................      $   432,494          $   157,796
Net realized gain on securities transactions...............................        1,477,194               13,685
Net change in unrealized appreciation of investments.......................        3,117,642              684,896
                                                                              -----------------    -----------------
Net increase in net assets resulting from operations.......................        5,027,330              856,377
                                                                              -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................         (435,505)            (156,639)
Net realized gains.........................................................       (1,287,470)            --
                                                                              -----------------    -----------------
Total dividends and distributions to shareholders..........................       (1,722,975)            (156,639)
                                                                              -----------------    -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...........................................       20,401,903           13,752,890
Net asset value of shares issued to shareholders in reinvestment of
  dividends and distributions..............................................        1,713,022              156,639
Cost of shares redeemed....................................................       (8,361,026)          (5,168,571)
                                                                              -----------------    -----------------
Net increase in net assets from transactions in shares of common stock.....       13,753,899            8,740,958
                                                                              -----------------    -----------------

NET INCREASE IN NET ASSETS.................................................       17,058,254            9,440,696
NET ASSETS:
Beginning of period........................................................        9,465,696               25,000
                                                                              -----------------    -----------------
End of period (including undistributed net investment income of $11,388 and
  $1,157, respectively)....................................................      $26,523,950          $ 9,465,696
                                                                              -----------------    -----------------
                                                                              -----------------    -----------------

------------------------

* Commencement of operations.

See notes to financial statements.
                                     SAI-51

UBS Value Equity Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                    FOR THE          APRIL 2, 1996*
                                                                                  YEAR ENDED             THROUGH
                                                                               DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                               -----------------    -----------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period........................................        $106.70              $100.00
                                                                                   --------             --------
Income from investment operations:
     Net investment income..................................................           2.32                 2.05
     Net realized and unrealized gain on investments........................          29.17                 6.69
                                                                                   --------             --------
     Total income from investment operations................................          31.49                 8.74
                                                                                   --------             --------

Less dividends and distributions to shareholders:
     Dividends from net investment income...................................          (2.27)               (2.04)
     Distributions from net realized gains..................................          (6.75)             --
                                                                                   --------             --------
     Total dividends and distributions......................................          (9.02)               (2.04)
                                                                                   --------             --------

Net asset value, end of period..............................................        $129.17              $106.70
                                                                                   --------             --------
                                                                                   --------             --------
Total return................................................................          29.57%                8.74%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...............................        $26,524              $ 9,466
     Ratio of expenses to average net assets (2)............................           0.97%                0.90%(3)
     Ratio of net investment income to average net assets (2)...............           2.17%                3.04%(3)

------------------------

* Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Value Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.89% and 2.65% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.
                                     SAI-52

UBS Value Equity Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL

UBS Value Equity Fund (the 'Fund'), formerly known as the UBS U.S. Equity Fund, is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Value Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (48.2% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the year ended December 31, 1997, the

                                     SAI-53

UBS Value Equity Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
Fund increased accumulated undistributed net investment income by $13,242 and decreased paid-in-capital by $13,242. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise by made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. Prior to March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') provided overall administrative services and general office facilities. As compensation for such services, the Company had agreed to pay Signature a fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature did not receive a fee on average daily net assets in excess of $200 million. For the year ended December 31, 1997, the administrative services fee amounted to $12,531.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, effective March 13, 1997, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement. Prior to March 13, 1997, Signature served as the distributor of Fund shares. Signature did not receive any additional fees for services provided as the distributor.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1997, the shareholder service fee amounted to $49,844, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period from January 1, 1997 through June 5, 1997, the Fund's total operating expenses were limited to an annual rate of 0.90% of the Fund's average daily net assets. Effective June 6, 1997, this expense limitation was increased to 1.00% of the Fund's average daily net assets. For the year ended December 31, 1997, UBS reimbursed the Fund for expenses totaling $52,377 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

                                     SAI-54

UBS Value Equity Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                                           PERIOD FROM APRIL 2, 1996
                                                        YEAR ENDED        (COMMENCEMENT OF OPERATIONS)
                                                     DECEMBER 31, 1997     THROUGH DECEMBER 31, 1996
                                                     -----------------    ----------------------------

Shares subscribed.................................        169,168                    137,339
Shares issued to shareholders in reinvestment of
  dividends and distribution......................         13,323                      1,465
Shares redeemed...................................        (65,860)                   (50,342)
                                                     -----------------            ----------
Net increase in shares outstanding................        116,631                     88,462
                                                     -----------------            ----------
                                                     -----------------            ----------

                                     SAI-55

UBS Value Equity Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Value Equity Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of Americas
New York, New York
February 17, 1998

                                     SAI-56

UBS Value Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
SHARES                                       SECURITY DESCRIPTION                                          VALUE
-------   -------------------------------------------------------------------------------------------   -----------
          COMMON STOCK -- 94.5%
          BANKING & FINANCIAL INSTITUTIONS -- 17.2%
  6,400   BankAmerica Corp...........................................................................   $   467,200
 20,500   Corestates Financial Corp..................................................................     1,641,281
 19,000   J.P. Morgan & Co...........................................................................     2,144,625
 40,100   Mellon Bank Corp...........................................................................     2,431,063
 18,400   U.S. Bancorp...............................................................................     2,059,650
  8,300   Wachovia Corp..............................................................................       673,338
                                                                                                        -----------
                                                                                                          9,417,157
                                                                                                        -----------
          CHEMICALS -- 2.8%
 10,250   Dow Chemical Company.......................................................................     1,040,375
 12,200   Witco Corp.................................................................................       497,913
                                                                                                        -----------
                                                                                                          1,538,288
                                                                                                        -----------
          CONSUMER FOODS -- 7.6%
 29,300   General Mills, Inc.........................................................................     2,098,613
 40,900   H.J. Heinz Co..............................................................................     2,078,231
                                                                                                        -----------
                                                                                                          4,176,844
                                                                                                        -----------
          COSMETICS -- 2.1%
 22,600   International Flavors & Fragrances.........................................................     1,163,900
                                                                                                        -----------
          DIVERSIFIED -- 0.9%
 13,700   Fortune Brands Inc.........................................................................       507,756
                                                                                                        -----------
          DRUGS & PHARMACEUTICALS -- 12.2%
 18,200   American Home Products Corp................................................................     1,392,300
 16,900   Baxter International Inc...................................................................       852,394
 28,800   Bristol-Myers Squibb Co....................................................................     2,725,195
 46,400   Pharmacia & Upjohn Inc.....................................................................     1,699,400
                                                                                                        -----------
                                                                                                          6,669,289
                                                                                                        -----------
          FOOD -- RETAIL -- 2.5%
 28,900   Albertson's, Inc...........................................................................     1,369,138
                                                                                                        -----------
          INSURANCE -- 4.4%
 21,100   American General Corp......................................................................     1,140,719
 17,200   Marsh & McLennan Cos., Inc.................................................................     1,282,475
                                                                                                        -----------
                                                                                                          2,423,194
                                                                                                        -----------

          LUMBER, PAPER & BUILDING SUPPLIES -- 4.1%
 21,400   Union Camp Corp............................................................................     1,148,913
 22,600   Weyerhaeuser Co............................................................................     1,108,813
                                                                                                        -----------
                                                                                                          2,257,726

          MANUFACTURING -- 5.6%
 23,400   Cooper Industries Inc......................................................................     1,146,600
 23,200   Minnesota Mining & Manufacturing...........................................................     1,903,850
                                                                                                        -----------
                                                                                                          3,050,450
                                                                                                        -----------
          OFFICE EQUIPMENT AND SUPPLIES -- 3.2%
 19,600   Pitney Bowes, Inc..........................................................................     1,762,775
                                                                                                        -----------
          PETROLEUM PRODUCTION & SALES -- 8.3%
 11,500   Amoco Corp.................................................................................       978,938
 17,600   Atlantic Richfield Co......................................................................     1,410,200
 14,400   Chevron Corporation........................................................................     1,108,800
 18,900   Texaco Inc.................................................................................     1,027,688
                                                                                                        -----------
                                                                                                          4,525,626
                                                                                                        -----------

------------------------
See notes to financial statements.
                                     SAI-57

UBS Value Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
SHARES                                       SECURITY DESCRIPTION                                          VALUE
-------   -------------------------------------------------------------------------------------------   -----------
          PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.5%
 13,500   Eastman Kodak Company......................................................................   $   820,969
                                                                                                        -----------
          REAL ESTATE -- 2.9%
 30,800   Security Capital Industrial Trust REIT(a)..................................................       766,150
 25,400   Simon DeBartolo Group, Inc. REIT(a)........................................................       830,263
                                                                                                        -----------
                                                                                                          1,596,413
                                                                                                        -----------
          RETAIL -- 3.7%
 14,900   J.C. Penney Company, Inc...................................................................       898,656
 10,300   May Department Stores......................................................................       542,681
 13,000   Sears, Roebuck and Co......................................................................       588,250
                                                                                                        -----------
                                                                                                          2,029,587
                                                                                                        -----------
          TELECOMMUNICATIONS -- 11.4%
 12,600   Ameritech Corp.............................................................................     1,014,300
 22,400   Bell Atlantic Corp.........................................................................     2,038,400
 23,800   GTE Corporation............................................................................     1,243,550
 13,500   SBC Communications Inc.....................................................................       988,875
 22,100   US West Inc................................................................................       997,263
                                                                                                        -----------
                                                                                                          6,282,388
                                                                                                        -----------
          TOBACCO -- 4.1%
 50,000   Philip Morris Companies, Inc...............................................................     2,265,625
                                                                                                        -----------
          TOTAL INVESTMENTS AT MARKET VALUE -- 94.5%
              (COST $43,748,965).....................................................................    51,857,125
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.5%..............................................     3,023,320
                                                                                                        -----------
          NET ASSETS -- 100.0%.......................................................................   $54,880,445
                                                                                                        -----------
                                                                                                        -----------

------------------------

(a) REIT -- Real Estate Investment Trust

Note: Based upon the cost of investments of $43,748,965 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $8,214,965 and $106,805, respectively, resulting in net unrealized appreciation of $8,108,160.

See notes to financial statements.
                                     SAI-58

UBS Value Equity Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $43,748,965)..........................................     $51,857,125
Cash.............................................................................       3,120,961
Dividends and interest receivable................................................         152,703
Deferred organization expenses and other assets..................................          17,858
                                                                                      -----------
     Total Assets................................................................      55,148,647
                                                                                      -----------
LIABILITIES:
Investment advisory fees payable.................................................          23,050
Administrative services fees payable.............................................           8,576
Payable for investment securities purchased......................................         201,097
Other accrued expenses...........................................................          35,479
                                                                                      -----------
     Total Liabilities...........................................................         268,202
                                                                                      -----------

NET ASSETS.......................................................................     $54,880,445
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.
                                     SAI-59

UBS Value Equity Portfolio
Statement of Operations
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends..........................................................     $1,221,696
Interest...........................................................         85,602
                                                                        ----------
     Investment income.............................................                     $ 1,307,298

EXPENSES
Investment advisory fees...........................................        246,135
Administrative services fees.......................................         27,257
Audit fees.........................................................         36,000
Fund accounting fees...............................................         31,903
Custodian fees and expenses........................................         22,155
Trustees' fees.....................................................          7,000
Amortization of organization expenses..............................          6,896
Insurance expense..................................................          2,602
Miscellaneous expenses.............................................          1,991
                                                                        ----------
     Total expenses................................................        381,939
     Less: Fee waiver..............................................       (160,330)
                                                                        ----------
     Net expenses..................................................                         221,609
                                                                                        -----------
Net investment income..............................................                       1,085,689
                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions.......................                       3,252,224
Net change in unrealized appreciation of investments...............                       6,433,825
                                                                                        -----------
Net realized and unrealized gain on investments....................                       9,686,049
                                                                                        -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............                     $10,771,738
                                                                                        -----------
                                                                                        -----------

------------------------
See notes to financial statements.
                                     SAI-60

UBS Value Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income......................................................     $   1,085,689         $   432,121
Net realized gain on securities transactions...............................         3,252,224               1,679
Net change in unrealized appreciation of investments.......................         6,433,825           1,674,335
                                                                              -----------------    -----------------
Net increase in net assets resulting from operations.......................        10,771,738           2,108,135
                                                                              -----------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions................................................        38,796,136          30,786,561
Value of withdrawals.......................................................       (20,113,162)         (7,468,963)
                                                                              -----------------    -----------------
Net increase in net assets from capital transactions.......................        18,682,974          23,317,598
                                                                              -----------------    -----------------

NET INCREASE IN NET ASSETS.................................................        29,454,712          25,425,733
NET ASSETS:
Beginning of period........................................................        25,425,733            --
                                                                              -----------------    -----------------
End of period..............................................................     $  54,880,445         $25,425,733
                                                                              -----------------    -----------------
                                                                              -----------------    -----------------

------------------------

* Commencement of operations.

See notes to financial statements.
                                     SAI-61

Financial Highlights
--------------------------------------------------------------------------------

                                                                                    FOR THE          APRIL 2, 1996*
                                                                                  YEAR ENDED             THROUGH
                                                                               DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                               -----------------    -----------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)...............................        $54,880              $25,426
     Average commission rate per share......................................        $  0.06              $  0.06
     Ratio of expenses to average net assets(1).............................           0.54%                0.91%(2)
     Ratio of net investment income to average net assets(1)................           2.65%                3.07%(2)
     Portfolio turnover.....................................................             47%                  19%

------------------------
* Commencement of operations.
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.39% and 0.60% (annualized) for the respective periods.
(2) Annualized.

See notes to financial statements.
                                     SAI-62

UBS Value Equity Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Value Equity Portfolio (the 'Portfolio'), formerly known as the UBS U.S. Equity Portfolio, a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by UBS Value Equity Fund and UBS Value Equity Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'). Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $30,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser. UBS makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. For the year ended December 31, 1997, UBS voluntarily agreed to waive a portion of its advisory fee. Such waiver amounted to $160,330.

                                     SAI-63

UBS Value Equity Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the year ended December 31, 1997, the administrative services fee amounted to $27,257.

4. PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $35,758,058 and $18,403,738, respectively.

                                     SAI-64

UBS Value Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Value Equity Portfolio (the 'Portfolio') (one of the portfolios constituting UBS Investor Portfolios Trust) at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year ended December 31, 1997 and for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 17, 1998

                                     SAI-65

UBS International Equity Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS International
  Equity Portfolio, at value........................................................     $23,124,610
Tax reclaims receivable.............................................................          41,307
Receivable from sale of capital stock...............................................          12,000
Receivable from funds services agent................................................           5,903
Deferred organization expenses and other assets.....................................          89,638
                                                                                         -----------
          Total Assets..............................................................      23,273,458
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           3,105
Other accrued expenses..............................................................          22,965
                                                                                         -----------
          Total Liabilities.........................................................          26,070
                                                                                         -----------

NET ASSETS..........................................................................     $23,247,388
                                                                                         -----------
                                                                                         -----------
SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         243,761
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................          $95.37
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       244
Additional paid-in capital..........................................................      25,972,711
Net unrealized depreciation of investments, foreign currency contracts and foreign
  currency translations.............................................................      (3,102,319)
Accumulated undistributed net investment income.....................................          19,032
Accumulated undistributed net realized gains on securities and foreign currency
  translations......................................................................         357,720
                                                                                         -----------
          Net Assets................................................................     $23,247,388
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.
                                     SAI-66

UBS International Equity Fund
Statement of Operations
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS International Equity Portfolio
     Dividends (net of foreign withholding tax of $42,351)............                   $   500,589
     Interest.........................................................                       173,033
                                                                                         -----------
          Investment income...........................................                       673,622
     Total expenses...................................................    $ 346,918
     Less: Fee waiver.................................................      (92,337)
                                                                          ---------
     Net expenses.....................................................                       254,581
                                                                                         -----------
Net Investment Income from UBS Investor Portfolios Trust --
  UBS International Equity Portfolio..................................                       419,041
EXPENSES:
Shareholder service fees..............................................       66,267
Administrative services fees..........................................       16,199
Registration fees.....................................................       26,907
Reports to shareholders expense.......................................       25,692
Amortization of organization expenses.................................       21,369
Legal fees............................................................       18,587
Transfer agent fees...................................................       10,487
Audit fees............................................................       10,341
Fund accounting fees..................................................        7,744
Directors' fees.......................................................        5,357
Miscellaneous expenses................................................        8,632
                                                                          ---------
     Total expenses...................................................      217,582
     Less: Fee waiver and expense reimbursements......................     (137,212)
                                                                          ---------
     Net expenses.....................................................                        80,370
                                                                                         -----------
Net investment income.................................................                       338,671
                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS
  INVESTOR PORTFOLIOS TRUST -- UBS INTERNATIONAL EQUITY PORTFOLIO
Net realized gain on securities transactions..........................                       946,441
Net realized loss on foreign currency transactions....................                       (25,116)
Net change in unrealized depreciation of investments..................                    (3,438,179)
Net change in unrealized depreciation of foreign currency contracts
  and translations....................................................                        (4,748)
                                                                                         -----------
Net realized and unrealized loss on investments from UBS Investor
  Portfolios Trust -- UBS International Equity Portfolio..............                    (2,521,602)
                                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                   $(2,182,931)
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.
                                     SAI-67

UBS International Equity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income......................................................     $     338,671         $   146,877
Net realized gain on securities and foreign currency transactions..........           921,325             135,557
Net change in unrealized (depreciation) appreciation of investments,
  foreign currency contracts and foreign currency translations.............        (3,442,927)            340,608
                                                                              -----------------    -----------------
Net (decrease) increase in net assets resulting from operations............        (2,182,931)            623,042
                                                                              -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................          (323,895)           (136,578)
Net realized gains.........................................................          (626,539)            (94,755)
                                                                              -----------------    -----------------
Total dividends and distributions to shareholders..........................          (950,434)           (231,333)
                                                                              -----------------    -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...........................................        20,167,259          30,851,057
Net asset value of shares issued to shareholders in reinvestment of
  dividends and distributions..............................................           879,502             229,580
Cost of shares redeemed....................................................       (21,289,737)         (4,873,617)
                                                                              -----------------    -----------------
Net (decrease) increase in net assets from transactions in shares of common
  stock....................................................................          (242,976)         26,207,020
                                                                              -----------------    -----------------

NET (DECREASE) INCREASE IN NET ASSETS......................................        (3,376,341)         26,598,729
NET ASSETS:
Beginning of period........................................................        26,623,729              25,000
                                                                              -----------------    -----------------
End of period (including undistributed net investment income of $19,032 and
  $18,022, respectively)...................................................     $  23,247,388         $26,623,729
                                                                              -----------------    -----------------
                                                                              -----------------    -----------------

------------------------

*  Commencement of operations.

See notes to financial statements.
                                     SAI-68

  UBS International Equity Fund
  Financial Highlights
 -------------------------------------------------------------------------------

                                                                                    FOR THE          APRIL 2. 1996*
                                                                                  YEAR ENDED             THROUGH
                                                                               DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                               -----------------    -----------------

 FOR A SHARE OUTSTANDING FOR THE PERIOD

 Net asset value, beginning of period.......................................        $102.84              $100.00
                                                                                   --------             --------
 Income from investment operations:
 Net investment income......................................................           1.27                 1.08
 Net realized and unrealized (loss) gain on investments.....................          (5.01)                3.54
                                                                                   --------             --------
 Total (loss) income from investment operations.............................          (3.74)                4.62
                                                                                   --------             --------

 Less dividends and distributions to shareholders:
 Dividends from net investment income.......................................          (1.26)               (1.05)
 Distributions from net realized gains......................................          (2.47)               (0.73)
                                                                                   --------             --------
 Total dividends and distributions..........................................          (3.73)               (1.78)
                                                                                   --------             --------

 Net asset value, end of period.............................................        $ 95.37              $102.84
                                                                                   --------             --------
                                                                                   --------             --------
 Total return...............................................................          (3.70%)               4.65%(1)

 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s omitted)...................................        $23,247              $26,624
 Ratio of expenses to average net assets(2).................................           1.26%                1.39%(3)
 Ratio of net investment income to average net assets(2)....................           1.28%                1.78%(3)

------------------------

* Commencement of operations.
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.87% and 1.66% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.
                                     SAI-69

UBS International Equity Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL

UBS International Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS International Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (44.5% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio. The amount of foreign withholding taxes deducted from the dividend income allocated to the Fund from the Portfolio is net of amounts the Fund expects to recover from foreign tax authorities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal

                                     SAI-70

UBS International Equity Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
tax-basis treatment; temporary differences do not require reclassification. For the fiscal year ended December 31, 1997, the Fund decreased accumulated undistributed net investment income by $13,766, increased accumulated undistributed net realized gains by $25,116 and decreased paid-in-capital by $11,350. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $107,500 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 2, 1996).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise by made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, effective March 13, 1997, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. Prior to March 13, 1997, Signature Broker-Dealer Services, Inc. ('Signature') provided overall administrative services and general office facilities. As compensation for such services, the Company had agreed to pay Signature a fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. Signature did not receive a fee on average daily net assets in excess of $200 million. For the year ended December 31, 1997, the administrative services fee amounted to $16,199.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement effective March 13, 1997, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement. Prior to March 13, 1997, Signature served as the distributor of Fund shares. Signature did not receive any additional fees for services provided as the distributor.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the year ended December 31, 1997, the shareholder service fee amounted to $66,267, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENT -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses. For the period from January 1, 1997 through April 14, 1997, the Fund's total operating expenses were limited to an annual rate of 0.95% of the Fund's average daily net assets. Effective April 15, 1997, this expense limitation was increased to an annual rate of 1.40% of the Fund's average daily net assets. For the year ended December 31, 1997, UBS reimbursed the Fund for expenses totaling $70,945 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

                                     SAI-71

UBS International Equity Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund were as follows:

                                                                           PERIOD FROM APRIL 2, 1996
                                                        YEAR ENDED        (COMMENCEMENT OF OPERATIONS)
                                                     DECEMBER 31, 1997     THROUGH DECEMBER 31, 1996
                                                     -----------------    ----------------------------
Shares subscribed.................................         187,382                   304,954
Shares issued to shareholders in reinvestment of
  dividends and distributions.....................           9,044                     2,281
Shares redeemed...................................        (211,542)                  (48,608)
                                                     -----------------            ----------
Net (decrease) increase in shares outstanding.....         (15,116)                  258,627
                                                     -----------------            ----------
                                                     -----------------            ----------

                                     SAI-72

UBS International Equity Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS International Equity Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of Americas
New York, New York
February 17, 1998

                                     SAI-73

UBS International Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
  SHARES                                       SECURITY DESCRIPTION                                        VALUE
-----------   ---------------------------------------------------------------------------------------   -----------
              COMMON STOCK -- 94.1%
              AUSTRALIA -- 5.0%
     32,000   Australia & New Zealand Bank Group (Banking & Finance).................................   $   211,480
     15,800   Australian National Industries (Metals & Mining).......................................        14,520
    254,362   Burns Philp & Co. (Food)...............................................................        39,787
     62,500   Coles Myer Ltd. (Retail)...............................................................       300,212
    138,400   Fosters Brewing Group (Beverages)......................................................       263,390
    160,100   Goodman Fielder Limited (Food).........................................................       254,602
    721,323   MIM Holdings (Metals & Mining).........................................................       441,915
     89,000   Pacific Dunlop Ltd. (Diversified)......................................................       188,519
    570,000   Pasminco Limited (Metals & Mining).....................................................       653,836
     70,000   WMC Limited (Metals & Mining)..........................................................       244,080
                                                                                                        -----------
                                                                                                          2,612,341
                                                                                                        -----------

              DENMARK -- 1.8%
      4,440   BG Bank A/S (Banking & Finance)........................................................       298,774
     10,500   Tele Danmark -- B shares (Telecommunications)..........................................       651,384
                                                                                                        -----------
                                                                                                            950,158
                                                                                                        -----------

              FRANCE -- 16.7%
      3,060   AXA Company (Banking & Finance)........................................................       236,777
     10,200   Alcatel Alsthom SA (Electrical & Electronics)..........................................     1,296,502
     18,768   Banque Nationale de Paris (Banking & Finance)..........................................       997,571
      5,500   Compagnie de Saint Gobain (Building Materials).........................................       781,341
     11,700   Groupe Danone (Food)...................................................................     2,089,801
     27,120   Moulinex (Household Appliances)........................................................       670,058
      5,200   Sefimeg (Societe Francaise d'Investissements Immobiliers et de Gestion) (Real
                Estate)..............................................................................       259,201
     13,400   Societe Nationale Elf-Aquitaine (Energy Sources).......................................     1,558,528
      2,048   Suez Lyonnaise des Eaux (Building & Construction)......................................       226,629
      5,070   Total Cie Francaise des Petroles -- B shares (Energy Sources)..........................       551,774
                                                                                                        -----------
                                                                                                          8,668,182
                                                                                                        -----------

              GERMANY -- 7.4%
     45,300   Bayer AG (Chemicals)...................................................................     1,692,611
      2,050   MAN AG (Automotive & Heavy Machinery)..................................................       593,856
      4,500   Schering AG (Pharmaceuticals)..........................................................       434,112
      2,000   Volkswagen AG (Automotive).............................................................     1,125,382
                                                                                                        -----------
                                                                                                          3,845,961
                                                                                                        -----------

              GREAT BRITAIN -- 16.2%
    164,000   Allied Domecq PLC (Food & Beverages)...................................................     1,416,757
     88,000   B.A.T. Industries (Tobacco)............................................................       800,678
    186,117   BG PLC -- New Shares (Natural Gas).....................................................       837,534
    330,000   BTR Limited (Diversified)..............................................................       997,235
     38,540   Bass PLC (Beverages)...................................................................       599,440
    113,000   Coats Viyella (Apparel & Textiles).....................................................       168,883
     53,000   MEPC British Registered (Real Estate)..................................................       442,186
    324,000   Marley PLC (Building Materials)........................................................       500,194
    123,550   Northern Foods PLC (Food)..............................................................       535,689
     65,615   Peninsular & Orient Steam (Transportation).............................................       746,257
     79,760   Safeway PLC (Food -- Retail)...........................................................       449,309
     18,336   South West Water PLC (Utilities).......................................................       278,556
    209,750   Tarmac PLC (Building Materials)........................................................       392,711
     15,000   Thames Water PLC (Utilities)...........................................................       223,319
                                                                                                        -----------
                                                                                                          8,388,748
                                                                                                        -----------

------------------------
See notes to financial statements.
                                     SAI-74

UBS International Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
  SHARES                                       SECURITY DESCRIPTION                                        VALUE
-----------   ---------------------------------------------------------------------------------------   -----------
              INDONESIA -- 0.3%
    924,000   PT Bank Internasional Indonesia (Banking & Finance)....................................   $    54,600
    502,000   PT Indah Kiat Pulp & Paper Corporation -- Foreign Shares (Paper & Forest Products).....        88,991
                                                                                                        -----------
                                                                                                            143,591
                                                                                                        -----------
              ITALY -- 1.5%
    131,000   Eni S.p.A. (Energy Sources)............................................................       748,085
                                                                                                        -----------
              JAPAN -- 24.3%
     12,000   Dai Nippon Printing Co. (Printing).....................................................       225,167
     12,000   Fuji Photo Film Co. (Photographic Equipment & Supplies)................................       459,524
    130,000   Hitachi Ltd. (Hit. Seisakusho) (Electrical & Electronics)..............................       925,940
    140,000   Ishikawajima Harima Heavy Industries (Machinery).......................................       209,083
     31,000   JGC Engineering & Construction Corp. (Engineering).....................................        65,291
         74   Japan Tobacco, Inc. (Tobacco)..........................................................       524,807
     75,000   Japan Wool Textile Co. (Apparel & Textiles)............................................       258,482
     56,000   Kajima Corp. (Building & Construction).................................................       141,104
     78,000   Kansai Paint Co. (Chemicals)...........................................................       188,175
     15,000   Kao Corp. (Household Products).........................................................       215,976
     90,000   Koito Manufacturing Co., Ltd. (Automotive -- Parts & Equipment)........................       358,428
     39,000   Marudai Food Co., Ltd. (Food)..........................................................        85,425
     50,000   Matsushita Electric Industries (Electrical & Electronics)..............................       731,408
    301,000   Mitsubishi Chemical Corp. (Chemicals)..................................................       431,087
     76,000   Mitsubishi Estate Co. (Real Estate)....................................................       826,530
     80,000   Mitsubishi Heavy Industries (Aerospace/Defense Equipment)..............................       333,308
    101,000   Nihon Cement Co. (Building Materials)..................................................       208,080
    184,000   Nikko Securities Co. (Investment Banking)..............................................       487,585
    162,000   Nippon Yusen Kabushiki Kaish (Shipping)................................................       444,176
     51,250   Nissan Fire & Marine Insurance (Insurance).............................................       155,826
     63,000   Nisshinbo Industries, Inc. (Apparel & Textiles)........................................       265,375
     17,000   Sanwa Bank Ltd. (Banking & Finance)....................................................       171,862
     44,000   Sharp Corporation (Electronics)........................................................       302,612
      4,300   Sony Corp. (Electrical & Electronics)..................................................       382,017
     58,000   Sumitomo Marine & Fire (Insurance).....................................................       306,502
    232,000   Tokyo Gas (Energy Sources).............................................................       525,940
     44,000   Tokyo Steel Manufacturing (Metals & Mining)............................................       148,610
     75,000   Toray Industries, Inc. (Chemicals).....................................................       336,027
     54,000   Tostem Corporation (Building & Construction)...........................................       579,000
     44,000   Toyo Seikan Kaisha (Packaging).........................................................       626,790
     11,000   Uny Co. (Retail).......................................................................       150,800
        152   West Japan Railway (Transportation)....................................................       484,277
     81,000   Yamaha Motor Co. (Automotive)..........................................................       542,812
     25,000   Yamanouchi Pharmaceutical (Pharmaceuticals)............................................       536,111
                                                                                                        -----------
                                                                                                         12,634,137
                                                                                                        -----------
              NETHERLANDS -- 5.2%
      7,800   Akzo Nobel (Chemicals).................................................................     1,345,212
      9,490   Internationale Nederlanden Groep NV (Banking & Finance)................................       399,806
     18,700   Koninklijke Papierfabrieken BT NV (Paper & Forest Products)............................       430,808
      4,800   Philips Electronics NV (Electronics)...................................................       287,938
      5,114   Royal PTT Nederland (Telecommunications)...............................................       213,430
                                                                                                        -----------
                                                                                                          2,677,194
                                                                                                        -----------
              NEW ZEALAND -- 0.6%
     10,300   Ceramco Corp. Ltd. (Diversified).......................................................         8,672
     43,840   Fletcher Challenge Forestry Shares (Forest Products)...................................        36,402
    192,000   Fletcher Challenge Paper Shares (Paper & Forest Products)..............................       250,841
                                                                                                        -----------
                                                                                                            295,915
                                                                                                        -----------
              PHILIPPINES -- 0.4%
    190,000   San Miquel Corporation Class B (Food & Beverages)......................................       232,222
                                                                                                        -----------

------------------------
See notes to financial statements.
                                     SAI-75

UBS International Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
  SHARES                                       SECURITY DESCRIPTION                                        VALUE
-----------   ---------------------------------------------------------------------------------------   -----------
              SINGAPORE -- 3.9%
    280,579   Dairy Farm International Holdings (Food)...............................................   $   303,025
     30,000   Development Bank Of Singapore Limited -- Foreign Shares (Banking & Finance)............       256,304
    229,696   Hong Kong Land Holdings (Real Estate)..................................................       441,016
     46,765   Jardine Matheson Holdings (Diversified)................................................       238,502
    194,250   Keppel Corp., Ltd. (Diversified).......................................................       557,799
    264,000   United Overseas Land Ltd. (Real Estate)................................................       222,415
                                                                                                        -----------
                                                                                                          2,019,061
                                                                                                        -----------
              SOUTH KOREA -- 1.3%
     39,400   Hyundai Motor Co. GDR (Automotive)*....................................................        61,464
      8,470   Hyundai Motor Co., Ltd. (Automotive)...................................................        93,445
      1,551   Housing & Commercial Bank, Korea (Banking & Finance)...................................        10,432
        380   SK Telecom Co. Ltd. (Telecommunications)...............................................       115,477
      8,720   Korean Air (Airlines)..................................................................        36,629
     42,110   Shinhan Bank (Banking & Finance).......................................................       187,570
     23,400   Yukong Ltd. (Energy Sources)...........................................................       186,372
                                                                                                        -----------
                                                                                                            691,389
                                                                                                        -----------
              SWEDEN -- 3.7%
     19,250   Electrolux (Household Appliances)......................................................     1,336,098
      8,000   Forenings Sparbanken AB (Banking & Finance)............................................       181,896
     33,400   Stora Kopparbergs -- A shares (Paper & Forest Products)................................       420,729
                                                                                                        -----------
                                                                                                          1,938,723
                                                                                                        -----------
              SWITZERLAND -- 4.4%
         41   Bobst AG (Machinery)...................................................................        60,317
        600   Forbo Holding (Building Materials).....................................................       245,099
      1,170   Nestle SA (Food & Beverages)...........................................................     1,752,458
        210   Schindler Holding AG (Machinery).......................................................       218,701
                                                                                                        -----------
                                                                                                          2,276,575
                                                                                                        -----------
              THAILAND -- 1.4%
     73,000   Bangkok Bank Public Company, Ltd. (Banking & Finance)..................................       187,681
     15,000   Italian-Thai Development PLC -- Foreign Shares (Building & Construction)...............         4,821
     79,000   Shinawatra Computer Company -- Foreign Shares (Technology).............................       270,809
    266,000   TelecomAsia Corp. -- Foreign Shares (Telecommunications)...............................        52,431
    100,000   Thai Farmers Bank Public Co., Ltd. (Banking & Finance).................................       187,467
     58,000   Thai Military Bank, Ltd. (Banking & Finance)...........................................        12,644
                                                                                                        -----------
                                                                                                            715,853
                                                                                                        -----------
              TOTAL COMMON STOCK (COST $54,398,010)..................................................    48,838,135
                                                                                                        -----------
              CONVERTIBLE PREFERRED STOCK -- 1.2%
              JAPAN -- 1.2%
114,000,000   Sakura Finance, Series II, 0.75%, due 10/01/01* (Banking & Finance) (Cost $988,849)....       637,359
                                                                                                        -----------
              TOTAL INVESTMENTS AT MARKET VALUE -- 95.3%
                (COST $55,386,859)...................................................................    49,475,494
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.7%..........................................     2,444,405
                                                                                                        -----------
              NET ASSETS -- 100.0%...................................................................   $51,919,899
                                                                                                        -----------
                                                                                                        -----------

------------------------

GDR: Global Depository Receipts.

* Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $698,823 or 1.35% of net assets.

Note: Based upon the cost of investments of $55,386,859 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $5,130,863 and $11,042,228, respectively, resulting in net unrealized depreciation of $5,911,365.

See notes to financial statements.
                                     SAI-76

UBS International Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                           FOREIGN                        U.S. DOLLAR        U.S. DOLLAR
                                                        CURRENCY UNITS  U.S. DOLLAR         VALUE AT        NET UNREALIZED
             CURRENCY AND SETTLEMENT DATE                    SOLD           COST       DECEMBER 31, 1997     APPRECIATION
------------------------------------------------------- --------------  ------------   ------------------   --------------
SALE CONTRACTS
British Pound, 1/06/98.................................      274,280      $459,939          $450,327            $ 9,612
French Franc, 1/30/98..................................    2,675,794       446,434           445,394              1,040
                                                                                                                -------
                                                                                                                $10,652
                                                                                                                -------
                                                                                                                -------

------------------------
See notes to financial statements.
                                     SAI-77

UBS International Equity Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

SUMMARY OF INDUSTRY DIVERSIFICATION

                                                                                                         PERCENT OF
                                 INDUSTRY DIVERSIFICATION (UNAUDITED)                                    NET ASSETS
------------------------------------------------------------------------------------------------------   ----------

Banking & Finance.....................................................................................        7.7%
Chemicals.............................................................................................        7.7
Energy Sources........................................................................................        6.9
Food & Beverages......................................................................................        6.6
Electrical & Electronics..............................................................................        6.4
Food..................................................................................................        6.4
Real Estate...........................................................................................        4.2
Building Materials....................................................................................        4.1
Household Appliances..................................................................................        3.9
Diversified...........................................................................................        3.8
Automotive............................................................................................        3.5
Metals & Mining.......................................................................................        2.9
Tobacco...............................................................................................        2.6
Transportation........................................................................................        2.4
Paper & Forest Products...............................................................................        2.3
Telecommunications....................................................................................        2.0
Pharmaceuticals.......................................................................................        1.9
Building & Construction...............................................................................        1.8
Beverages.............................................................................................        1.7
Natural Gas...........................................................................................        1.6
Apparel & Textiles....................................................................................        1.3
Packaging.............................................................................................        1.2
Automotive & Heavy Machinery..........................................................................        1.1
Electronics...........................................................................................        1.1
Utilities.............................................................................................        1.0
Machinery.............................................................................................        0.9
Investment Banking....................................................................................        0.9
Insurance.............................................................................................        0.9
Photographic Equipment & Supplies.....................................................................        0.9
Retail................................................................................................        0.9
Food -- Retail........................................................................................        0.9
Shipping..............................................................................................        0.9
Automotive -- Parts & Equipment.......................................................................        0.7
Aerospace/Defense Equipment...........................................................................        0.6
Technology............................................................................................        0.5
Printing..............................................................................................        0.4
Household Products....................................................................................        0.4
Engineering...........................................................................................        0.1
Airlines..............................................................................................        0.1
Forest Products.......................................................................................        0.1
                                                                                                            -----
Total Portfolio Holdings..............................................................................       95.3
Other assets in excess of liabilities.................................................................        4.7
                                                                                                            -----
Total Net Assets......................................................................................      100.0%
                                                                                                            -----
                                                                                                            -----

------------------------
See notes to financial statements.
                                     SAI-78

UBS International Equity Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $55,386,859).........................................     $49,475,494
Cash.............................................................................       1,469,272
Foreign currency (cost $6,980)...................................................           6,867
Receivable for investment securities sold........................................         895,058
Dividends receivable.............................................................         112,201
Interest receivable..............................................................          16,119
Unrealized appreciation on open forward foreign currency contracts...............          10,652
Deferred organization expenses and other assets..................................          23,861
                                                                                      -----------
     Total Assets................................................................      52,009,524
                                                                                      -----------
LIABILITIES:
Investment advisory fees payable.................................................          23,586
Administrative services fees payable.............................................          10,147
Other accrued expenses...........................................................          55,892
                                                                                      -----------
     Total Liabilities...........................................................          89,625
                                                                                      -----------

NET ASSETS.......................................................................     $51,919,899
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

                                     SAI-79

UBS International Equity Portfolio
Statement of Operations
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $192,979)..............     $ 849,307
Interest............................................................       333,088
                                                                         ---------
     Investment income..............................................                    $ 1,182,395

EXPENSES
Investment advisory fees............................................       428,213
Administrative services fees........................................        33,324
Custodian fees and expenses.........................................        87,000
Fund accounting fees................................................        50,407
Audit fees..........................................................        36,000
Amortization of organization expenses...............................         8,567
Trustees' fees......................................................         7,000
Miscellaneous expense...............................................         4,119
                                                                         ---------
     Total expenses.................................................       654,630
     Less: Fee waiver...............................................      (176,323)
                                                                         ---------
     Net expenses...................................................                        478,307
                                                                                        -----------
Net investment income...............................................                        704,088
                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions........................                      2,033,639
Net realized loss on foreign currency transactions..................                        (51,477)
Net change in unrealized depreciation of investments................                     (6,285,266)
Net change in unrealized appreciation of foreign currency contracts
  and translations..................................................                          4,482
                                                                                        -----------
Net realized and unrealized loss on investments.....................                     (4,298,622)
                                                                                        -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS................                    $(3,594,534)
                                                                                        -----------
                                                                                        -----------

------------------------
See notes to financial statements.

                                     SAI-80

UBS International Equity Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income......................................................      $   704,088          $   483,834
Net realized gain on securities and foreign currency transactions..........        1,982,162              372,215
Net change in unrealized (depreciation) appreciation of investments,
  foreign currency contracts and foreign currency translations.............       (6,280,784)             367,572
                                                                              -----------------    -----------------
Net (decrease) increase in net assets resulting from operations............       (3,594,534)           1,223,621
                                                                              -----------------    -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions................................................       44,945,810           60,373,286
Value of withdrawals.......................................................      (30,977,956)         (20,050,328)
                                                                              -----------------    -----------------
Net increase in net assets from capital transactions.......................       13,967,854           40,322,958
                                                                              -----------------    -----------------

NET INCREASE IN NET ASSETS.................................................       10,373,320           41,546,579
NET ASSETS:
Beginning of period........................................................       41,546,579             --
                                                                              -----------------    -----------------
End of period..............................................................      $51,919,899          $41,546,579
                                                                              -----------------    -----------------
                                                                              -----------------    -----------------

------------------------

* Commencement of operations.

See notes to financial statements.

                                     SAI-81

UBS International Equity Portfolio
Financial Highlights
--------------------------------------------------------------------------------

                                                                                   FOR THE          APRIL 2, 1996*
                                                                                 YEAR ENDED             THROUGH
                                                                              DECEMBER 31, 1997    DECEMBER 31, 1996
                                                                              -----------------    -----------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..............................        $51,920              $41,547
     Average commission rate per share(1)..................................        $  0.02              $  0.02
     Ratio of expenses to average net assets(2)............................           0.95%                0.88%(3)
     Ratio of net investment income to average net assets(2)...............           1.40%                2.07%(3)
     Portfolio turnover....................................................             26%                  42%

------------------------
* Commencement of operations.
(1) Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result, the above rate is not indicative of the commission arrangements currently in effect.
(2) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.35% and 0.79% (annualized) for the respective periods.
(3) Annualized.

See notes to financial statements.

                                     SAI-82

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS International Equity Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by UBS International Equity Fund, UBS Institutional International Equity Fund and UBS International Equity Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS International Investment London Limited ('UBSII') is the sub-adviser of the Portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

Trading in securities on most foreign exchanges and over-the-counter market is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the pricing of the Portfolio, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rate of exchange at period-end. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Gain/loss on translation of foreign currency includes net exchange gains and losses, gains and losses on disposition of foreign currency and adjustments to the amount of foreign taxes withheld.

The assets and liabilities are presented at the exchange rates and market value at the close of the period. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at period-end are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

C. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are marked-to-market daily using the daily exchange rate of the underlying currency and any resulting gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

                                     SAI-83

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

The Portfolio's use of forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts reflect the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation/depreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of the counterparty's failure to perform its obligations.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Recoveries of foreign taxes withheld from the Portfolio's income are generally recorded, where applicable, by the funds investing in the Portfolio. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

E. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

F. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $40,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (April 2, 1996).

G. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSII and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- The Portfolio has retained the services of UBS as investment adviser and UBSII as investment sub-adviser. UBSII makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.85% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSII a fee, accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's first $20 million average daily net assets, 0.50% of the next $30 million average daily net assets and 0.40% of the Portfolio's average daily net assets in excess of $50 million. For the year ended December 31, 1997, the investment advisory fee amounted to $428,213. UBS voluntarily agreed to waive $176,323 of this amount.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, effective March 13, 1997, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. Prior to March 13, 1997, Signature Financial Group (Grand Cayman), Ltd. ('SFG') provided overall administrative services and general office

                                     SAI-84

UBS International Equity Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio had agreed to pay SFG an administrative services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the year ended December 31, 1997, the administrative services fee amounted to $33,324.

4. PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated to $30,831,633 and $11,714,524, respectively.

                                     SAI-85

UBS International Equity Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS International Equity Portfolio (the 'Portfolio') (one of the portfolios constituting UBS Investor Portfolios Trust) at December 31, 1997, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period April 2, 1996 (commencement of operations) through December 31, 1996, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 17, 1998

                                     SAI-86

UBS Institutional International Equity Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS International Equity Portfolio,
  at value..........................................................................     $13,153,439
Tax reclaims receivable.............................................................          25,366
Deferred organization expenses and other assets.....................................          24,214
                                                                                         -----------
          Total Assets..............................................................      13,203,019
                                                                                         -----------

LIABILITIES:
Administrative services fees payable................................................           1,877
Due to funds services agent.........................................................           5,129
Organization expenses payable.......................................................          19,478
Other accrued expenses..............................................................          18,975
                                                                                         -----------
          Total Liabilities.........................................................          45,459
                                                                                         -----------

NET ASSETS..........................................................................     $13,157,560
                                                                                         -----------
                                                                                         -----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         138,357
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................          $95.10
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       138
Additional paid-in capital..........................................................      13,970,313
Net unrealized depreciation of investments, foreign currency contracts and
  foreign currency translations.....................................................      (1,001,035)
Distributions in excess of net investment income....................................          (5,991)
Accumulated undistributed net realized gains on securities and
  foreign currency translations.....................................................         194,135
                                                                                         -----------
          Net Assets................................................................     $13,157,560
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.
                                     SAI-87

UBS Institutional International Equity Fund
Statement of Operations
For the Period April 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------


INVESTMENT INCOME
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS International Equity Portfolio
     Dividends (net of foreign withholding tax of $9,530)..............                  $   205,478
     Interest..........................................................                       67,231
                                                                                         -----------
          Investment income............................................                      272,709
     Total expenses....................................................    $126,152
     Less: Fee waiver..................................................     (35,159)
                                                                           --------
     Net expenses......................................................                       90,993
                                                                                         -----------
Net Investment Income from UBS Investor Portfolios Trust --
  UBS International Equity Portfolio...................................                      181,716

EXPENSES
Administrative services fees...........................................       6,541
Reports to shareholders expense........................................      12,535
Audit fees.............................................................      11,300
Transfer agent fees....................................................      10,000
Fund accounting fees...................................................       6,000
Legal fees.............................................................       5,384
Registration fees......................................................       4,316
Amortization of organization expenses..................................       3,860
Directors' fees........................................................       3,857
Miscellaneous expenses.................................................       3,600
                                                                           --------
     Total expenses....................................................      67,393
     Less: Expense reimbursements......................................     (62,791)
                                                                           --------
     Net expenses......................................................                        4,602
                                                                                         -----------
Net investment income..................................................                      177,114
                                                                                         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS
  INVESTOR PORTFOLIOS TRUST -- UBS INTERNATIONAL EQUITY PORTFOLIO
Net realized gain on securities transactions...........................                      443,179
Net realized loss on foreign currency transactions.....................                       (9,733)
Net change in unrealized depreciation of investments...................                   (1,002,215)
Net change in unrealized appreciation of foreign currency contracts and
  translations.........................................................                        1,180
                                                                                         -----------
Net realized and unrealized loss on investments from UBS Investor
  Portfolios Trust -- UBS International Equity Portfolio...............                     (567,589)
                                                                                         -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                  $  (390,475)
                                                                                         -----------
                                                                                         -----------


------------------------
See notes to financial statements.
                                     SAI-88

UBS Institutional International Equity Fund
Statement of Changes in Net Assets
For the Period April 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..................................................................   $   177,114
Net realized gain on securities and foreign currency transactions......................       433,446
Net change in unrealized depreciation of investments, foreign currency contracts and
  foreign currency translations........................................................    (1,001,035)
                                                                                          -----------
Net decrease in net assets resulting from operations...................................      (390,475)
                                                                                          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................................      (173,638)
Net realized gains.....................................................................      (249,043)
                                                                                          -----------
Total dividends and distributions to shareholders......................................      (422,681)
                                                                                          -----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares.......................................................    13,970,716
                                                                                          -----------
NET INCREASE IN NET ASSETS.............................................................    13,157,560
NET ASSETS:
Beginning of period....................................................................       --
                                                                                          -----------
End of period (including distributions in excess of net investment income of $5,991)...   $13,157,560
                                                                                          -----------
                                                                                          -----------

------------------------
See notes to financial statements.
                                     SAI-89

UBS Institutional International Equity Fund
Financial Highlights
For the Period April 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period.......................................................   $100.00
                                                                                              -------
Loss from investment operations:
     Net investment income.................................................................      1.21
     Net realized and unrealized loss on investments.......................................     (3.05)
                                                                                              -------
     Total loss from investment operations.................................................     (1.84)
                                                                                              -------

Less dividends and distributions to shareholders:
     Dividends from net investment income..................................................     (1.21)
     Dividends in excess of net investment income..........................................     (0.05)
     Distributions from net realized gains.................................................     (1.80)
                                                                                              -------
     Total dividends and distributions.....................................................     (3.06)
                                                                                              -------

Net asset value, end of period.............................................................   $ 95.10
                                                                                              -------
                                                                                              -------
Total return...............................................................................     (1.89%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..............................................   $13,158
     Ratio of expenses to average net assets(2)............................................      0.95%(3)
     Ratio of net investment income to average net assets(2)...............................      1.76%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS International Equity Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.97% (annualized).
(3) Annualized.

See notes to financial statements.
                                     SAI-90

UBS Institutional International Equity Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL

UBS Institutional International Equity Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS International Equity Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients. One shareholder owned 100% of the shares of the Fund at December 31, 1997.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (25.4% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio. The amount of foreign withholding taxes deducted from the dividend income allocated to the Fund from the Portfolio is net of amount the Fund expects to recover from foreign tax authorities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences

                                     SAI-91

UBS Institutional International Equity Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the year ended December 31, 1997, the Fund decreased accumulated undistributed net investment income by $9,467, increased accumulated undistributed net realized gains by $9,732 and decreased paid-in-capital by $265. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $27,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (April 14, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise by made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period April 14, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $6,541.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement with the Company, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

D. EXPENSE REIMBURSEMENT -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.95% of the Fund's average daily net assets. During the period April 14, 1997 (commencement of operations) through December 31, 1997, UBS reimbursed the Fund for expenses totaling $62,791 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. For the period April 14, 1997 (commencement of operations) through December 31, 1997 there were 138,357 shares subscribed.

                                     SAI-92

UBS Institutional International Equity Fund
Report of Independent Accountants
--------------------------------------------------------------------------------


To the Board of Directors
and Shareholder of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Institutional International Equity Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period April 14, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of Americas
New York, New York
February 17, 1998

                                     SAI-93

UBS Small Cap Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Small Cap Portfolio, at value....     $11,944,837
Receivable from sale of capital stock...............................................          25,000
Deferred organization expenses and other assets.....................................          38,289
                                                                                         -----------
          Total Assets..............................................................      12,008,126
                                                                                         -----------

LIABILITIES:
Due to funds services agent.........................................................           5,192
Administrative services fees payable................................................           1,160
Organizational expenses payable.....................................................          20,000
Other accrued expenses..............................................................          27,776
                                                                                         -----------
          Total Liabilities.........................................................          54,128
                                                                                         -----------

NET ASSETS..........................................................................     $11,953,998
                                                                                         -----------
                                                                                         -----------
SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized).................         126,657
                                                                                         -----------
                                                                                         -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE......................          $94.38
                                                                                         -----------
                                                                                         -----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par......................................................     $       127
Additional paid-in capital..........................................................      12,476,380
Net unrealized depreciation of investments..........................................        (526,758)
Accumulated undistributed net realized gain.........................................           4,249
                                                                                         -----------
          Net Assets................................................................     $11,953,998
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

                                     SAI-94

UBS Small Cap Fund
Statement of Operations
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses from UBS Investor Portfolios Trust -- UBS
  Small Cap Portfolio
     Interest............................................................                  $  19,156
     Dividends...........................................................                      7,705
                                                                                           ---------
          Investment income..............................................                     26,861
     Total expenses......................................................    $ 29,904
     Less: Fee waiver....................................................      (1,873)
                                                                             --------
     Net expenses........................................................                     28,031
                                                                                           ---------
Net Investment Loss from UBS Investor Portfolios Trust -- UBS Small Cap
  Portfolio..............................................................                     (1,170)

EXPENSES:
Shareholder service fees.................................................       6,078
Administrative services fees.............................................       1,580
Reports to shareholders expense..........................................      15,380
Audit fees...............................................................      11,300
Registration fees........................................................      11,151
Transfer agent fees......................................................       3,750
Legal fees...............................................................       3,750
Fund accounting fees.....................................................       2,250
Amortization of organization expenses....................................       1,008
Directors' fees..........................................................         857
Miscellaneous expenses...................................................       1,252
                                                                             --------
     Total expenses......................................................      58,356
     Less: Fee waiver and expense reimbursements.........................     (57,213)
                                                                             --------
     Net expenses........................................................                      1,143
                                                                                           ---------
Net investment loss......................................................                     (2,313)
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS SMALL CAP PORTFOLIO
Net realized gain on securities transactions.............................                      6,540
Net change in unrealized depreciation of investments.....................                   (526,758)
                                                                                           ---------
Net realized and unrealized loss on investments from UBS Investor
  Portfolios Trust -- UBS Small Cap Portfolio............................                   (520,218)
                                                                                           ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  ($522,531)
                                                                                           ---------
                                                                                           ---------

------------------------
See notes to financial statements.

                                     SAI-95

UBS Small Cap Fund
Statement of Changes in Net Assets
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss.............................................................        $    (2,313)
Net realized gain on securities transactions....................................              6,540
Net change in unrealized depreciation of investments............................           (526,758)
                                                                                     -----------------
Net decrease in net assets resulting from operations............................           (522,531)
                                                                                     -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares................................................         12,731,529
Cost of shares redeemed.........................................................           (255,000)
                                                                                     -----------------
Net increase in net assets from transactions in shares of common stock..........         12,476,529
                                                                                     -----------------

NET INCREASE IN NET ASSETS......................................................         11,953,998
NET ASSETS:
Beginning of period.............................................................           --
                                                                                     -----------------
End of period...................................................................        $11,953,998
                                                                                     -----------------
                                                                                     -----------------

------------------------
See notes to financial statements.

                                     SAI-96

UBS Small Cap Fund
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period.......................................................       $  100.00
                                                                                              -----------------
Loss from investment operations:
     Net realized and unrealized loss on investments.......................................           (5.62)
                                                                                              -----------------

Net asset value, end of period.............................................................       $   94.38
                                                                                              -----------------
                                                                                              -----------------
Total return...............................................................................           (5.62%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..............................................       $  11,954
     Ratio of expenses to average net assets(2)............................................            1.20%(3)
     Ratio of net investment income to average net assets(2)...............................           (0.10%)(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Small Cap Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 2.43% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(3) Annualized.

See notes to financial statements.

                                     SAI-97

UBS Small Cap Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Small Cap Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS International Equity Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Small Cap Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients. One shareholder owned 19.7% of the shares of the Fund at December 31, 1997.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are include elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (44.2% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the period ended December 31, 1997,

                                     SAI-98

UBS Small Cap Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
the Fund increased accumulated undistributed net investment income by $2,313, decreased accumulated undistributed net realized gains by $2,291 and decreased paid-in-capital by $22. Net investment income, net realized gains and net assets were not affected by this change.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $20,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (September 30, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise by made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $1,580.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the shareholder service fee amounted to $6,078, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENT -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 1.20% of the Fund's average daily net assets. For the period September 30, 1997 (commencement of operations) through December 31, 1997, UBS reimbursed the Fund for expenses totaling $51,135 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund during the period September 30, 1997 (commencement of operations) through December 31, 1997 were as follows:

Shares subscribed...............................................              129,190
Shares redeemed.................................................               (2,533)
                                                                           ----------
Net increase in shares outstanding..............................              126,657
                                                                           ----------
                                                                           ----------

                                     SAI-99

UBS Small Cap Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Small Cap Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of Americas
New York, New York
February 17, 1998

                                    SAI-100

UBS Small Cap Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
SHARES                                       SECURITY DESCRIPTION                                          VALUE
------   --------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 96.7%
         ADVERTISING -- 2.3%
23,700   HA-LO Industries, Inc.......................................................................   $   616,200
                                                                                                        -----------
         AIRLINES -- 1.6%
16,400   Mesaba Holdings, Inc.*......................................................................       426,400
                                                                                                        -----------
         BANKING & FINANCIAL INSTITUTIONS -- 12.5%
17,100   Commercial Federal Corporation..............................................................       608,119
 9,100   Imperial Bancorp............................................................................       448,744
 8,000   Investors Financial Services Corporation....................................................       368,000
20,500   North Fork Bancorporation, Inc..............................................................       688,031
14,900   Peoples Heritage Financial Group, Inc.......................................................       685,400
 9,200   U.S. Trust Corporation......................................................................       576,150
                                                                                                        -----------
                                                                                                          3,374,444
                                                                                                        -----------
         BIO-TECHNOLOGY -- 2.1%
25,500   COR Therapeutics, Inc.*.....................................................................       573,750
                                                                                                        -----------
         BUILDING MATERIALS -- 2.1%
12,900   Texas Industries, Inc.......................................................................       580,500
                                                                                                        -----------
         COMMERCIAL SERVICES -- 1.3%
17,400   Norrell Corporation.........................................................................       345,825
                                                                                                        -----------
         CONSUMER FOODS -- 6.3%
14,000   American Italian Pasta Company, Class A*....................................................       350,000
19,500   JP Foodservice, Inc.*.......................................................................       720,278
22,000   Richfood Holdings, Inc......................................................................       621,500
                                                                                                        -----------
                                                                                                          1,691,778
                                                                                                        -----------
         CONSUMER GOODS & SERVICES -- 3.4%
21,500   Central Garden & Pet Company*...............................................................       564,375
11,600   Samsonite Corporation*......................................................................       366,850
                                                                                                        -----------
                                                                                                            931,225
                                                                                                        -----------
         ELECTRONICS -- 4.5%
18,886   Computer Products Inc.*.....................................................................       427,296
 9,000   Sanmina Corporation.........................................................................       609,750
 6,800   SpeedFam International, Inc.*...............................................................       180,200
                                                                                                        -----------
                                                                                                          1,217,246
                                                                                                        -----------
         ENVIRONMENTAL SERVICES -- 2.1%
28,050   Tetra Tech, Inc.............................................................................       561,000
                                                                                                        -----------
         HEALTH CARE PROVIDERS -- 4.1%
14,200   FPA Medical Management, Inc.*...............................................................       264,475
11,700   Genesis Health Ventures, Inc................................................................       308,588
12,700   Pediatrix Medical Group Inc.*...............................................................       542,925
                                                                                                        -----------
                                                                                                          1,115,988
                                                                                                        -----------
         HOME BUILDING -- 2.4%
19,700   Oakwood Homes Corp..........................................................................       653,794
                                                                                                        -----------

------------------------
See notes to financial statements.
                                    SAI-101

UBS Small Cap Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
SHARES                                       SECURITY DESCRIPTION                                          VALUE
------   --------------------------------------------------------------------------------------------   -----------
         INSURANCE -- 7.0%
21,800   Horace Mann Educators Corporation...........................................................   $   619,938
10,700   Protective Life Corporation.................................................................       639,325
10,400   Vesta Insurance Group, Inc..................................................................       617,500
                                                                                                        -----------
                                                                                                          1,876,763
                                                                                                        -----------
         LODGING -- 3.9%
13,900   Interstate Hotels Company*..................................................................       487,369
13,600   Promus Hotel Corporation*...................................................................       571,200
                                                                                                        -----------
                                                                                                          1,058,569
                                                                                                        -----------
         MANUFACTURING -- 2.5%
17,100   Kuhlman Corporation.........................................................................       669,038
                                                                                                        -----------
         MEDICAL SUPPLIES -- 3.0%
15,300   Patterson Dental Company*...................................................................       692,325
 2,100   Safeskin Corporation........................................................................       119,175
                                                                                                        -----------
                                                                                                            811,500
                                                                                                        -----------
         OIL SERVICES -- 6.2%
20,700   Pride International, Inc.*..................................................................       522,675
13,800   R&B Falcon Corp.*...........................................................................       577,875
23,800   Tuboscope Inc.*.............................................................................       572,688
                                                                                                        -----------
                                                                                                          1,673,238
                                                                                                        -----------
         PACKAGING -- 0.1%
   800   Ivex Packaging Corporation*.................................................................        19,200
                                                                                                        -----------
         REAL ESTATE -- 0.6%
 6,800   Prime Group Realty Trust REIT(a)............................................................       137,700
   500   Trammell Crow Company*......................................................................        12,875
                                                                                                        -----------
                                                                                                            150,575
                                                                                                        -----------
         RETAIL -- 9.0%
15,700   Ethan Allen Interiors Inc...................................................................       605,431
37,600   Foodmaker, Inc.*............................................................................       566,350
22,000   Landry's Seafood Restaurants, Inc.*.........................................................       528,000
 5,700   Paul Harris Stores, Inc.*...................................................................        57,356
30,000   Pier 1 Imports, Inc.........................................................................       678,750
                                                                                                        -----------
                                                                                                          2,435,887
                                                                                                        -----------
         SCIENTIFIC INSTRUMENTS -- 2.0%
14,300   Waters Corporation*.........................................................................       538,038
                                                                                                        -----------
         TECHNOLOGY -- 8.9%
 2,700   Coherent, Inc.*.............................................................................        94,838
 4,500   Concord Communications, Inc.*...............................................................        93,375
14,000   Dallas Semiconductor Corporation............................................................       570,500
12,200   Methode Electronics, Inc., Class A..........................................................       198,250
37,200   Paxar Corporation...........................................................................       551,025
 9,400   Perceptron, Inc.*...........................................................................       203,275
10,300   SPSS, Inc.*.................................................................................       198,275
19,000   Technology Solutions Company................................................................       501,125
                                                                                                        -----------
                                                                                                          2,410,663
                                                                                                        -----------

------------------------
See notes to financial statements.
                                    SAI-102

UBS Small Cap Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                          MARKET
SHARES                                       SECURITY DESCRIPTION                                          VALUE
------   --------------------------------------------------------------------------------------------   -----------
         TRANSPORTATION -- 6.3%
 7,600   Airborne Freight Corporation................................................................   $   472,150
20,900   Coach USA, Inc.*............................................................................       700,150
 7,000   Expeditors International of Washington, Inc.................................................       269,500
 8,000   Swift Transportation Co., Inc.*.............................................................       259,000
                                                                                                        -----------
                                                                                                          1,700,800
                                                                                                        -----------
         WATER TREATMENT SYSTEMS -- 2.5%
13,600   Culligan Water Technologies, Inc.*..........................................................       683,400
                                                                                                        -----------
         TOTAL INVESTMENTS AT MARKET VALUE -- 96.7%
             (COST $27,126,057)......................................................................    26,115,821
         OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.3%...............................................       879,967
                                                                                                        -----------
         NET ASSETS -- 100.0%........................................................................   $26,995,788
                                                                                                        -----------
                                                                                                        -----------

------------------------

(a) REIT -- Real Estate Investment Trust.

 * Non-income producing security.

Note: Based upon the cost of investments of $27,126,057 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $1,229,092 and $2,239,328, respectively, resulting in net unrealized depreciation of $1,010,236.

See notes to financial statements.
                                    SAI-103

UBS Small Cap Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost $27,126,057).........................................     $26,115,821
Cash.............................................................................       1,006,534
Receivable for investment securities sold........................................         500,000
Dividends and interest receivable................................................          12,942
Deferred organization expenses and other assets..................................           4,549
                                                                                      -----------
     Total Assets................................................................      27,639,846
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................           2,643
Payable for investment securities purchased......................................         604,904
Organization expenses payable....................................................           5,000
Other accrued expenses...........................................................          31,511
                                                                                      -----------
     Total Liabilities...........................................................         644,058
                                                                                      -----------

NET ASSETS.......................................................................     $26,995,788
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.
                                    SAI-104

UBS Small Cap Portfolio
Statement of Operations
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest..............................................................     $34,600
Dividends.............................................................      14,908
                                                                           -------
     Investment income................................................                  $    49,508

EXPENSES:
Investment advisory fees..............................................       4,233
Administrative services fees..........................................       3,362
Audit fees............................................................      24,500
Fund accounting fees..................................................       8,750
Custodian fees and expenses...........................................       8,000
Legal fees............................................................       3,750
Trustees' fees........................................................       1,000
Insurance expense.....................................................         375
Amortization of organization expenses.................................         252
Miscellaneous expenses................................................       1,000
                                                                           -------
     Total expenses...................................................      55,222
     Less: Fee waiver.................................................      (4,233)
                                                                           -------
     Net expenses.....................................................                       50,989
                                                                                        -----------
Net investment loss...................................................                       (1,481)
                                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities transactions..........................                       14,491
Net change in unrealized depreciation of investments..................                   (1,010,236)
                                                                                        -----------
Net realized and unrealized loss on investments.......................                     (995,745)
                                                                                        -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                  $  (997,226)
                                                                                        -----------
                                                                                        -----------

------------------------
See notes to financial statements.
                                    SAI-105

UBS Small Cap Portfolio
Statement of Changes in Net Assets
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss.................................................................   $    (1,481)
Net realized gain on securities transactions........................................        14,491
Net change in unrealized depreciation of investments................................    (1,010,236)
                                                                                       -----------
Net decrease in net assets resulting from operations................................      (997,226)
                                                                                       -----------

CAPITAL TRANSACTIONS:
Proceeds from contributions.........................................................    28,559,733
Value of withdrawals................................................................      (566,719)
                                                                                       -----------
Net increase in net assets from capital transactions................................    27,993,014
                                                                                       -----------

NET INCREASE IN NET ASSETS..........................................................    26,995,788
NET ASSETS:
Beginning of period.................................................................       --
                                                                                       -----------
End of period.......................................................................   $26,995,788
                                                                                       -----------
                                                                                       -----------

------------------------
See notes to financial statements.
                                    SAI-106

UBS Small Cap Portfolio
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

     Net assets, end of period (000s omitted)..............................        $26,996
     Average commission rate per share.....................................        $  0.05
     Ratio of expenses to average net assets(1)............................           1.06% (2)
     Ratio of net investment loss to average net assets(1).................          (0.03%)(2)
     Portfolio turnover....................................................              3%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.09% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(2) Annualized.

See notes to financial statements.
                                    SAI-107

UBS Small Cap Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Small Cap Portfolio (the 'Portfolio), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by the UBS Small Cap Fund and UBS Small Cap Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York), Inc. ('UBSAM') is the sub-advisor of the Portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $5,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (September 30, 1997).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- Effective December 22, 1997, the Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-adviser. UBS and UBSAM were not entitled to receive any investment advisory fee prior to the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement by the shareholders of the Fund. UBSAM makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of

                                    SAI-108

UBS Small Cap Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
0.60% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, at an annual rate of 0.40% of the Portfolio's first $25 million average daily net assets, 0.325% of the Portfolio's next $25 million average daily net assets and 0.25% of the Portfolio's average daily net assets in excess of $50 million. For the period December 22, 1997 through December 31, 1997, the investment advisory fee amounted to $4,233, all of which was waived.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $3,362.

4. PURCHASE AND SALES OF INVESTMENTS
For the period from September 30, 1997 (commencement of operations) through December 31, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $27,779,049 and $667,483, respectively.

                                    SAI-109

UBS Small Cap Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Small Cap Portfolio (the Portfolio') (one of the portfolios constituting the UBS Investor Portfolios Trust) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants
Toronto, Ontario
February 17,1998

                                    SAI-110

UBS Large Cap Growth Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio, at
  value..............................................................................     $4,138,823
Receivable from sale of capital stock................................................         10,000
Receivable from funds services agent.................................................          1,705
Deferred organization expenses and other assets......................................         32,273
                                                                                          ----------
          Total Assets...............................................................      4,182,801
                                                                                          ----------
LIABILITIES:
Administrative services fees payable.................................................            388
Organization expenses payable........................................................         20,000
Other accrued expenses...............................................................         25,299
                                                                                          ----------
          Total Liabilities..........................................................         45,687
                                                                                          ----------

NET ASSETS...........................................................................     $4,137,114
                                                                                          ----------
                                                                                          ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         41,697
                                                                                          ----------
                                                                                          ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................     $    99.22
                                                                                          ----------
                                                                                          ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       42
Additional paid-in capital...........................................................      4,117,496
Net unrealized appreciation of investments...........................................         33,821
Accumulated undistributed net investment income......................................            300
Accumulated net realized loss........................................................        (14,545)
                                                                                          ----------
          Net Assets.................................................................     $4,137,114
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.
                                    SAI-111

UBS Large Cap Growth Fund
Statement of Operations
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses from UBS Investor Portfolios Trust -- UBS
  Large Cap Growth Portfolio
     Dividends............................................................                  $ 10,648
     Interest.............................................................                     5,624
                                                                                            --------
          Investment income...............................................                    16,272
     Total expenses.......................................................    $ 12,215
     Less: Fee waiver and expense reimbursements..........................      (5,293)
                                                                              --------
     Net expenses.........................................................                     6,922
                                                                                            --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Large Cap
  Growth Portfolio........................................................                     9,350

EXPENSES:
Shareholder service fees..................................................       1,730
Administrative services fees..............................................         450
Reports to shareholders expense...........................................      15,425
Audit fees................................................................      11,300
Registration fees.........................................................       6,155
Legal fees................................................................       3,750
Transfer agent fees.......................................................       3,185
Fund accounting fees......................................................       1,911
Directors' fees...........................................................         857
Amortization of organization expenses.....................................         855
Miscellaneous expenses....................................................       1,250
                                                                              --------
     Total expenses.......................................................      46,868
     Less: Fee waiver and expense reimbursements..........................     (46,868)
                                                                              --------
     Net expenses.........................................................                     --
                                                                                            --------
Net investment income.....................................................                     9,350
                                                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS LARGE CAP GROWTH PORTFOLIO
Net realized loss on securities transactions..............................                   (14,545)
Net change in unrealized appreciation of investments......................                    33,821
                                                                                            --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Large Cap Growth Portfolio......................                    19,276
                                                                                            --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                  $ 28,626
                                                                                            --------
                                                                                            --------

------------------------
See notes to financial statements.
                                    SAI-112

UBS Large Cap Growth Fund
Statement of Changes in Net Assets
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................................       $    9,350
Net realized loss on securities transactions...................................................          (14,545)
Net change in unrealized appreciation of investments...........................................           33,821
                                                                                                  -----------------
Net increase in net assets resulting from operations...........................................           28,626
                                                                                                  -----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income..........................................................................           (9,050)
                                                                                                  -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...............................................................        4,108,844
Net asset value of shares issued to shareholders in reinvestment of dividends..................            9,050
Cost of shares redeemed........................................................................             (356)
                                                                                                  -----------------
Net increase in net assets from transactions in shares of common stock.........................        4,117,538
                                                                                                  -----------------

NET INCREASE IN NET ASSETS.....................................................................        4,137,114
NET ASSETS:
Beginning of period............................................................................         --
                                                                                                  -----------------
End of period (including undistributed net investment income of $300)..........................       $4,137,114
                                                                                                  -----------------
                                                                                                  -----------------

------------------------
See notes to financial statements.
                                    SAI-113

UBS Large Cap Growth Fund
Financial Highlights
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period...........................................................        $100.00
                                                                                                  -----------------
Income from investment operations:
     Net investment income.....................................................................           0.23
     Net realized and unrealized loss on investments...........................................          (0.79)
                                                                                                  -----------------
     Total loss from investment operations.....................................................          (0.56)
                                                                                                  -----------------

Less: Dividends from net investment income.....................................................          (0.22)
                                                                                                  -----------------
Net asset value, end of period.................................................................        $ 99.22
                                                                                                  -----------------
                                                                                                  -----------------
Total return...................................................................................          (0.55%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................................................        $ 4,137
     Ratio of expenses to average net assets(2)................................................           1.00%(3)
     Ratio of net investment income to average net assets(2)...................................           1.35%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 7.54% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 29, 1997. Prior to this date, investment advisory services were being provided without compensation.
(3) Annualized.

------------------------
See notes to financial statements.
                                    SAI-114

UBS Large Cap Growth Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Large Cap Growth Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Large Cap Growth Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients. Two shareholders, individually owning greater than 10% of the shares of the Fund, collectively held 52.0% at December 31, 1997.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (21.6% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal

                                    SAI-115

UBS Large Cap Growth Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
tax-basis treatment; temporary differences do not require reclassification. For the period ended December 31, 1997, there were no permanent 'book/tax' differences.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $20,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (October 14, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period October 14, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $450.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period October 14, 1997 (commencement of operations) through December 31, 1997, the shareholder service fee amounted to $1,730, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 1.00% of the Fund's average daily net assets. For the period October 14, 1997 (commencement of operations) through December 31, 1997, UBS reimbursed the Fund for expenses totaling $45,138 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund during the period October 14, 1997 (commencement of operations) through December 31, 1997 were as follows:

Shares subscribed................................................              41,609
Shares issued in reinvestment of dividends.......................                  92
Shares redeemed..................................................                  (4)
                                                                              -------
Net increase in shares outstanding...............................              41,697
                                                                              -------
                                                                              -------

                                    SAI-116

UBS Large Cap Growth Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Large Cap Growth Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period October 14, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of Americas
New York, New York
February 17, 1998

                                    SAI-117

UBS Large Cap Growth Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                        MARKET
SHARES                                      SECURITY DESCRIPTION                                         VALUE
------   ------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 92.9%
         AIRLINES -- 1.5%
 6,010   Continental Airlines, Inc., Class B.......................................................   $   289,231
                                                                                                      -----------
         AUTOMOTIVE -- 1.9%
 6,000   General Motors Corporation................................................................       363,750
                                                                                                      -----------
         BANKING & FINANCIAL INSTITUTIONS -- 7.6%
 6,390   American Express Company..................................................................       570,308
 5,220   BankAmerica Corp..........................................................................       381,060
 2,360   Chase Manhattan Corporation...............................................................       258,420
   700   Wells Fargo & Company.....................................................................       237,606
                                                                                                      -----------
                                                                                                        1,447,394
                                                                                                      -----------
         CHEMICALS -- 1.9%
 6,120   Du Pont (E.I.) de Nemours.................................................................       367,583
                                                                                                      -----------
         CONSUMER FOODS -- 3.9%
 6,920   Kellogg Company...........................................................................       343,405
11,210   PepsiCo, Inc..............................................................................       408,464
                                                                                                      -----------
                                                                                                          751,869
                                                                                                      -----------
         COSMETICS & TOILETRIES -- 1.8%
 7,150   Kimberly-Clark Corporation................................................................       352,584
                                                                                                      -----------
         DIVERSIFIED -- 2.4%
 6,390   General Electric Company..................................................................       468,866
                                                                                                      -----------
         DRUGS & PHARMACEUTICALS -- 9.4%
 6,680   Abbott Laboratories.......................................................................       437,958
 4,680   Bristol-Myers Squibb Co...................................................................       442,845
 7,460   Johnson & Johnson.........................................................................       491,428
 4,140   Merck & Co., Inc..........................................................................       439,875
                                                                                                      -----------
                                                                                                        1,812,106
                                                                                                      -----------
         ELECTRONICS -- 2.4%
 7,580   Emerson Electric Company..................................................................       427,796
   383   Raytheon Company, Class A.................................................................        18,868
                                                                                                      -----------
                                                                                                          446,664
                                                                                                      -----------
         ENTERTAINMENT -- 3.6%
 6,620   Tele-Communications TCI Ventures Group, Class A *.........................................       187,429
 8,040   Time Warner Inc...........................................................................       498,480
                                                                                                      -----------
                                                                                                          685,909
                                                                                                      -----------
         ENVIRONMENTAL CONTROL -- 2.1%
14,670   Waste Management Inc......................................................................       403,425
                                                                                                      -----------
         FOOD -- RETAIL -- 2.3%
 9,220   Albertson's, Inc..........................................................................       436,798

------------------------
See notes to financial statements.
                                    SAI-118

UBS Large Cap Growth Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                        MARKET
SHARES                                      SECURITY DESCRIPTION                                         VALUE
------   ------------------------------------------------------------------------------------------   -----------
         HEALTH CARE PROVIDERS -- 1.1%
 6,780   Columbia/HCA Healthcare Corporation.......................................................   $   200,858
                                                                                                      -----------
         INSURANCE -- 6.8%
 6,120   AFLAC Incorporated........................................................................       312,885
 3,730   Allstate Corporation......................................................................       338,964
 3,560   Chubb Corporation.........................................................................       269,225
 7,085   Travelers Group, Inc......................................................................       381,704
                                                                                                      -----------
                                                                                                        1,302,778
                                                                                                      -----------
         LUMBER, PAPER & BUILDING SUPPLIES -- 3.0%
 2,690   Georgia-Pacific Timber Group *............................................................        61,029
 2,790   Georgia-Pacific Corporation...............................................................       169,493
 7,860   International Paper Company...............................................................       338,963
                                                                                                      -----------
                                                                                                          569,485
                                                                                                      -----------
         MANUFACTURING -- 0.8%
 4,000   Corning Inc...............................................................................       148,500
                                                                                                      -----------
         MEDIA/CABLE -- 3.3%
14,500   CBS Corporation...........................................................................       426,844
 7,820   Tele-Communications TCI Group, Class A....................................................       218,471
                                                                                                      -----------
                                                                                                          645,315
                                                                                                      -----------
         MEDICAL SUPPLIES -- 2.4%
 8,710   Medtronic, Inc............................................................................       455,642
                                                                                                      -----------
         METALS & MINING -- 1.5%
 4,100   Aluminum Company of America...............................................................       288,538
                                                                                                      -----------
         OIL SERVICES -- 5.0%
 5,260   Baker Hughes Incorporated.................................................................       229,468
 4,650   Dresser Industries, Inc...................................................................       195,009
 4,000   Halliburton Company.......................................................................       207,750
 4,080   Schlumberger Ltd..........................................................................       328,440
                                                                                                      -----------
                                                                                                          960,667
                                                                                                      -----------
         PETROLEUM PRODUCTION & SALES -- 5.8%
 7,130   Burlington Resources Inc..................................................................       319,513
 8,220   Exxon Corporation.........................................................................       502,961
 7,420   Unocal Corporation........................................................................       287,989
                                                                                                      -----------
                                                                                                        1,110,463
                                                                                                      -----------
         REAL ESTATE -- 1.7%
 9,720   Simon DeBartolo Group, Inc. REIT(a).......................................................       317,723
                                                                                                      -----------
         RETAIL -- 4.8%
 8,980   Dayton Hudson Corporation.................................................................       606,150
 6,370   McDonald's Corporation....................................................................       304,168
                                                                                                      -----------

------------------------
See notes to financial statements.
                                    SAI-119

UBS Large Cap Growth Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                        MARKET
SHARES                                      SECURITY DESCRIPTION                                         VALUE
------   ------------------------------------------------------------------------------------------   -----------
                                                                                                          910,318
                                                                                                      -----------
         TECHNOLOGY -- 10.1%
 8,120   Advanced Micro Devices, Inc. *............................................................   $   145,653
 6,230   Electronic Data Systems Corporation.......................................................       273,731
 6,920   Hewlett-Packard Company...................................................................       432,500
 6,970   International Business Machines Corporation...............................................       728,796
 5,180   Micron Technology, Inc....................................................................       134,680
 4,780   Texas Instruments Incorporated............................................................       215,100
                                                                                                      -----------
                                                                                                        1,930,460
                                                                                                      -----------
         TELECOMMUNICATIONS -- 2.6%
 3,500   Lucent Technologies, Inc..................................................................       279,563
 4,230   QUALCOMM, Inc. *..........................................................................       213,615
                                                                                                      -----------
                                                                                                          493,178
                                                                                                      -----------
         TOBACCO -- 2.2%
 9,200   Philip Morris Companies, Inc..............................................................       416,875
                                                                                                      -----------
         TRANSPORTATION -- 1.0%
 2,110   Burlington Northern Santa Fe..............................................................       196,098
                                                                                                      -----------
         TOTAL COMMON STOCK (COST $17,470,426).....................................................    17,773,077
                                                                                                      -----------
         TOTAL INVESTMENTS AT MARKET VALUE -- 92.9%
             (COST $17,470,426)....................................................................    17,773,077
         OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.1%.............................................     1,361,051
                                                                                                      -----------
         NET ASSETS -- 100.0%......................................................................   $19,134,128
                                                                                                      -----------
                                                                                                      -----------

------------------------
(a) REIT -- Real Estate Investment Trust.

 * Non-income producing security.

Note: Based upon the cost of investments of $17,470,426 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $803,351 and $500,700, respectively, resulting in net unrealized appreciation of $302,651.

See notes to financial statements.
                                    SAI-120

UBS Large Cap Growth Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $17,470,426).............................................     $17,773,077
Cash................................................................................       1,355,342
Dividends and interest receivable...................................................          28,932
Receivable from Investment Advisor..................................................          11,793
Deferred organization expenses and other assets.....................................           4,588
                                                                                         -----------
          Total Assets..............................................................      19,173,732
                                                                                         -----------
LIABILITIES:
Administrative services fees payable................................................           1,915
Other accrued expenses..............................................................          37,689
                                                                                         -----------
          Total Liabilities.........................................................          39,604
                                                                                         -----------
NET ASSETS..........................................................................     $19,134,128
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

                                    SAI-121

UBS Large Cap Growth Portfolio
Statement of Operations
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends.................................................................    $ 49,436
Interest..................................................................      22,239
                                                                              --------
     Investment income....................................................                  $ 71,675
EXPENSES
Investment advisory fees..................................................         923
Administrative services fees..............................................       2,096
Audit fees................................................................      24,500
Fund accounting fees......................................................       7,433
Custodian fees and expenses...............................................       6,000
Legal fees................................................................       3,750
Trustees' fees............................................................       1,000
Insurance expense.........................................................         375
Amortization of organization expenses.....................................         214
Miscellaneous expenses....................................................       1,000
                                                                              --------
     Total expenses.......................................................      47,291
     Less: Fee waiver and expense reimbursements..........................     (12,716)
                                                                              --------
     Net expenses.........................................................                    34,575
                                                                                            --------
Net investment income.....................................................                    37,100
                                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities transactions..............................                   (59,628)
Net change in unrealized appreciation of investments......................                   302,651
                                                                                            --------
Net realized and unrealized gain on investments...........................                   243,023
                                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                  $280,123
                                                                                            --------
                                                                                            --------

------------------------
See notes to financial statements.

                                    SAI-122

UBS Large Cap Growth Portfolio
Statement of Changes in Net Assets
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................................      $    37,100
Net realized loss on securities transactions...................................................          (59,628)
Net change in unrealized appreciation of investments...........................................          302,651
                                                                                                  -----------------
Net increase in net assets resulting from operations...........................................          280,123
                                                                                                  -----------------
CAPITAL TRANSACTIONS:
Proceeds from contributions....................................................................       18,949,248
Value of withdrawals...........................................................................          (95,243)
                                                                                                  -----------------
Net increase in net assets from capital transactions...........................................       18,854,005
                                                                                                  -----------------
NET INCREASE IN NET ASSETS.....................................................................       19,134,128
NET ASSETS:
Beginning of period............................................................................         --
                                                                                                  -----------------
End of period..................................................................................      $19,134,128
                                                                                                  -----------------
                                                                                                  -----------------

------------------------
See notes to financial statements.

                                    SAI-123

UBS Large Cap Growth Portfolio
Financial Highlights
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................................................        $19,134
     Average commission rate per share.........................................................          $0.05
     Ratio of expenses to average net assets(1)................................................           1.14%(2)
     Ratio of net investment income to average net assets(1)...................................           1.22%(2)
     Portfolio turnover........................................................................             6%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.42% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 29, 1997. Prior to this date, investment advisory services were being provided without compensation.
(2)Annualized.

See notes to financial statements.

                                    SAI-124

UBS Large Cap Growth Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Large Cap Growth Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by UBS Large Cap Growth Fund and UBS Large Cap Growth Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York) Inc. ('UBSAM') is the sub-adviser of the portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on securities transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $5,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (October 14, 1997).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- Effective December 29, 1997, the Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-adviser. UBS and UBSAM were not entitled to receive any investment advisory fee prior to the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement by the shareholders of the Fund. UBSAM makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and

                                    SAI-125

UBS Large Cap Growth Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, at an annual rate of 0.30% of the Portfolio's first $25 million average daily net assets, 0.25% of the Portfolio's next $25 million average daily net assets and 0.20% of the Portfolio's average daily net assets in excess of $50 million. For the period from December 29, 1997 through December 31, 1997, the investment advisory fee amounted to $923, all of which was waived.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the period ended December 31, 1997, the administrative services fee amounted to $2,096.

4. PURCHASES AND SALES OF INVESTMENTS

For the period October 14, 1997 (commencement of operations) through December 31, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $18,325,865 and $795,811, respectively.

                                    SAI-126

UBS Large Cap Growth Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Large Cap Growth Portfolio (the 'Portfolio') (one of the portfolios constituting UBS Investor Portfolios Trust) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period October 14, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 17,1998

                                    SAI-127

UBS High Yield Bond Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust --
  UBS High Yield Bond Portfolio, at value............................................     $7,882,781
Receivable from sale of capital stock................................................          8,000
Deferred organization expenses and other assets......................................         30,855
                                                                                          ----------
          Total Assets...............................................................      7,921,636
                                                                                          ----------

LIABILITIES:
Due to funds services agent..........................................................         13,318
Administrative services fees payable.................................................            829
Organization costs payable...........................................................         20,000
Other accrued expenses...............................................................         26,228
                                                                                          ----------
          Total Liabilities..........................................................         60,375
                                                                                          ----------

NET ASSETS...........................................................................     $7,861,261
                                                                                          ----------
                                                                                          ----------
SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         78,181
                                                                                          ----------
                                                                                          ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................        $100.55
                                                                                          ----------
                                                                                          ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       78
Additional paid-in capital...........................................................      7,809,648
Net unrealized appreciation of investments...........................................         31,878
Accumulated undistributed net investment income......................................          2,277
Accumulated undistributed net realized gains on securities...........................         17,380
                                                                                          ----------
          Net Assets.................................................................     $7,861,261
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

                                    SAI-128

UBS High Yield Bond Fund
Statement of Operations
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses allocated from UBS Investor Portfolios
  Trust -- UBS High Yield Bond Portfolio
     Interest............................................................                  $146,094
     Dividends...........................................................                     2,165
                                                                                           --------
          Investment income..............................................                   148,259
     Total expenses......................................................    $ 36,201
     Less: Fee waiver and expense reimbursements.........................     (19,792)
                                                                             --------
     Net expenses........................................................                    16,409
                                                                                           --------
Net Investment Income from UBS Investor Portfolios Trust --
  UBS High Yield Bond Portfolio..........................................                   131,850

EXPENSES:
Shareholder service fees.................................................       4,558
Administrative services fees.............................................       1,185
Reports to shareholders expense..........................................      15,550
Audit fees...............................................................      11,300
Registration fees........................................................       9,188
Transfer agent fees......................................................       3,750
Legal fees...............................................................       3,750
Fund accounting fees.....................................................       2,250
Amortization of organization expenses....................................       1,008
Directors' fees..........................................................         857
Miscellaneous expenses...................................................       1,250
                                                                             --------
     Total expenses......................................................      54,646
     Less: Fee waiver and expense reimbursements.........................     (54,646)
                                                                             --------
     Net expenses........................................................                     --
                                                                                           --------
Net investment income....................................................                   131,850
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS HIGH YIELD BOND PORTFOLIO
Net realized gains on securities transactions............................                    17,380
Net change in unrealized appreciation of investments.....................                    31,878
                                                                                           --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS High Yield Bond Portfolio......................                    49,258
                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                  $181,108
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

                                    SAI-129

UBS High Yield Bond Fund
Statement of Changes in Net Assets
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................................      $   131,850
Net realized gain on securities transactions...................................................           17,380
Net change in unrealized appreciation of investments...........................................           31,878
                                                                                                  -----------------
Net increase in net assets resulting from operations...........................................          181,108
                                                                                                  -----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income..........................................................................         (129,573)
                                                                                                  -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares...............................................................        7,756,774
Net asset value of shares issued to shareholders in reinvestment of dividends..................          129,246
Cost of shares redeemed........................................................................          (76,294)
                                                                                                  -----------------
Net increase in net assets from transactions in shares of common stock.........................        7,809,726
                                                                                                  -----------------

NET INCREASE IN NET ASSETS.....................................................................        7,861,261
NET ASSETS:
Beginning of period............................................................................         --
                                                                                                  -----------------
End of period (including undistributed net investment income of $2,277)........................      $ 7,861,261
                                                                                                  -----------------
                                                                                                  -----------------

------------------------
See notes to financial statements.

                                    SAI-130

UBS High Yield Bond Fund
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period...........................................................        $100.00
                                                                                                  -----------------
Income from investment operations:
     Net investment income.....................................................................           1.80
     Net realized and unrealized gain on investments...........................................           0.52
                                                                                                  -----------------
     Total income from investment operations...................................................           2.32
                                                                                                  -----------------

Less dividends to shareholders from net investment income......................................          (1.77)
                                                                                                  -----------------

Net asset value, end of period.................................................................        $100.55
                                                                                                  -----------------
                                                                                                  -----------------
Total return...................................................................................           2.34%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................................................        $ 7,861
     Ratio of expenses to average net assets(2)................................................           0.90%(3)
     Ratio of net investment income to average net assets(2)...................................           7.23%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS High Yield Bond Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 4.08% (annualized).The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(3) Annualized.

See notes to financial statements.

                                    SAI-131

UBS High Yield Bond Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS High Yield Bond Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS International Equity Fund, UBS Small Cap Fund and UBS Large Cap Growth Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS High Yield Bond Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients. Three shareholders, individually owning greater than 10% of the shares of the Fund, collectively held 52.1% at December 31, 1997.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (60.0% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared daily and paid monthly. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal

                                    SAI-132

UBS High Yield Bond Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
tax-basis treatment; temporary differences do not require reclassification. For the period ended December 31, 1997, there were no permanent 'book/tax' differences.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $20,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (September 30, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period September 30, 1997 (commencement of operations) to December 31, 1997, the administrative services fee amounted to $1,185.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period September 30, 1997 (commencement of operations) to December 31, 1997, the shareholder service fee amounted to $4,558, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 0.90% of the Fund's average daily net assets. For the period September 30, 1997 (commencement of operations) to December 31, 1997, UBS reimbursed the Fund for expenses totaling $50,088 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund during the period September 30, 1997 (commencement of operations) through December 31, 1997 were as follows:

Shares subscribed.....................................................              77,644
Shares issued in reinvestment of dividends............................               1,296
Shares redeemed.......................................................                (759)
                                                                                   -------
Net increase in shares outstanding....................................              78,181
                                                                                   -------
                                                                                   -------

                                    SAI-133

UBS High Yield Bond Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS High Yield Bond Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of Americas
New York, New York
February 17, 1998

                                    SAI-134

UBS High Yield Bond Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

  FACE                                                                            COUPON      MATURITY      MARKET
 VALUE                             SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   --------------------------------------------------------------------   ------      --------    -----------
           CORPORATE OBLIGATIONS -- 91.0%

           CORPORATE OBLIGATIONS -- DOMESTIC -- 88.1%
           ADVERTISING -- 4.5%
$200,000   Lamar Advertising Company...........................................    8.63 %      9/15/07    $   206,500
 250,000   Outdoor Communications, Inc.........................................    9.25 %      8/15/07        256,250
 125,000   Outdoor Systems, Inc................................................    8.88 %      6/15/07        130,625
                                                                                                          -----------
                                                                                                              593,375
                                                                                                          -----------

           BROADCASTING -- 8.8%
 105,000   Argyle Television, Inc..............................................    9.75 %     11/01/05        117,600
 300,000   Chancellor Media Corporation........................................    8.75 %      6/15/07        306,748
 250,000   Jacor Communications Co.**..........................................    8.75 %      6/15/07        256,250
 225,000   Sinclair Broadcast Group, Inc.**....................................    9.00 %      7/15/07        230,625
 250,000   Young Broadcasting Inc..............................................    8.75 %      6/15/07        246,250
                                                                                                          -----------
                                                                                                            1,157,473
                                                                                                          -----------

           BUILDING MATERIALS -- 7.2%
 278,000   American Standard, Inc. (0.00% until 6/01/98, 10.50%
             thereafter)(a)....................................................    0.00 %      6/01/05        280,085
 125,000   Building Materials Holding Corporation (0.00% until 7/01/99, 11.75%
             thereafter)(a)....................................................    0.00 %      7/01/04        118,125
 300,000   Maxim Group, Inc.**.................................................    9.25 %     10/15/07        297,000
 250,000   Nortek, Inc.**......................................................    9.13 %      9/01/07        255,000
                                                                                                          -----------
                                                                                                              950,210
                                                                                                          -----------

           CABLE TV -- 14.7%
 200,000   Adelphia Communications Corporation.................................    9.25 %     10/01/02        205,000
 135,000   Cablevision Systems Corporation.....................................    9.25 %     11/01/05        143,100
 200,000   Cablevision Systems Corporation**...................................    7.88 %     12/15/07        204,000
 250,000   Century Communications Corp.**......................................    8.75 %     10/01/07        255,000
 250,000   Comcast Corporation.................................................    9.13 %     10/15/06        270,000
 300,000   Echostar Satellite Broadcast Corp. (0.00% until 3/15/00, 13.125%
             thereafter)(a)....................................................    0.00 %      3/15/04        249,000
 125,000   Marcus Cable Company, L.P (0.00% until 8/01/99, 13.50%
             thereafter)(a)....................................................    0.00 %      8/01/04        115,625
 200,000   Pegasus Communications Corporation**................................    9.63 %     10/15/05        206,000
 425,000   TCI Satellite Entertainment, Inc.** (0.00% until 2/15/02, 12.25%
             thereafter)(a)....................................................    0.00 %      2/15/07        280,500
                                                                                                          -----------
                                                                                                            1,928,225
                                                                                                          -----------

           CHEMICALS -- 1.7%
 125,000   ISP Holdings, Inc...................................................    9.00 %     10/15/03        130,156
 100,000   NL Industries, Inc. (0.00% until 10/15/98, 13.00% thereafter)(a)....    0.00 %     10/15/05         99,500
                                                                                                          -----------
                                                                                                              229,656
                                                                                                          -----------

           CONSUMER GOODS & SERVICES -- 5.7%
 250,000   Bally Total Fitness Holding Corporation**...........................    9.88 %     10/15/07        253,750
 250,000   Iron Mountain, Inc.**...............................................    8.75 %      9/30/09        256,250
 235,000   Ryder TRS, Inc......................................................   10.00 %     12/01/06        236,175
                                                                                                          -----------
                                                                                                              746,175
                                                                                                          -----------

           COSMETICS -- 2.0%
 250,000   Revlon, Inc.........................................................   10.50 %      2/15/03        266,250
                                                                                                          -----------

           DRUGS & PHARMACEUTICALS -- 1.7%
 225,000   NBTY, Inc.**........................................................    8.63 %      9/15/07        226,125
                                                                                                          -----------

------------------------
See notes to financial statements.
                                    SAI-135

UBS High Yield Bond Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

  FACE                                                                            COUPON      MATURITY      MARKET
 VALUE                             SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   --------------------------------------------------------------------   ------      --------    -----------
           ENTERTAINMENT -- 9.0%
$150,000   Fox Kids Worldwide Inc.**...........................................    9.25%      11/01/07    $   145,500
 225,000   Grand Casinos, Inc.**...............................................    9.00%      10/15/04        226,125
 250,000   Horseshoe Gaming, L.L.C.............................................   12.75%       9/30/00        277,500
 275,000   Speedway Motorsports, Inc...........................................    8.50%       8/15/07        281,875
 125,000   Trump Atlantic City Association.....................................   11.25%       5/01/06        123,438
 125,000   United Artists Entertainment Company................................   11.50%       5/01/02        130,313
                                                                                                          -----------
                                                                                                            1,184,751
                                                                                                          -----------
           FOOD -- 1.2%
 150,000   AmeriServ Food Company**............................................   8.875%      10/15/06        151,500
                                                                                                          -----------
           HEALTH CARE PROVIDERS -- 1.0%
 125,000   Tenet Healthcare Corporation........................................   10.13%       3/01/05        136,563
                                                                                                          -----------
           HOUSEHOLD APPLIANCES -- 1.8%
 225,000   Fedders North America**.............................................    9.38%       8/15/07        230,625
                                                                                                          -----------
           MANUFACTURING -- 3.8%
 250,000   RBX Corp.**.........................................................   12.00%       1/15/03        255,625
 250,000   Unicco Service Co...................................................    9.88%      10/15/07        250,313
                                                                                                          -----------
                                                                                                              505,938
                                                                                                          -----------
           METALS & MINING -- 1.9%
 250,000   WCI Steel, Inc......................................................   10.00%      12/01/04        255,625
                                                                                                          -----------
           OIL SERVICES -- 0.8%
 100,000   Trico Marine Services...............................................    8.50%       8/01/05        100,500
                                                                                                          -----------
           PAPER & FOREST PRODUCTS -- 2.9%
 150,000   Gaylord Container Corporation**.....................................    9.75%       6/15/07        146,250
 220,000   Stone Container Corporation.........................................   11.88%      12/01/98        228,800
                                                                                                          -----------
                                                                                                              375,050
                                                                                                          -----------
           PETROLEUM PRODUCTION & SALES -- 10.9%
 250,000   Belko Oil & Gas Corporation**.......................................    8.88%       9/15/07        255,625
 125,000   Chesapeake Energy Corporation.......................................   10.50%       6/01/02        134,375
 150,000   Forcenergy Inc......................................................    8.50%       2/15/07        151,500
 100,000   Gothic Energy Corporation**.........................................   12.25%       9/01/04        104,250
 250,000   Newpark Resources, Inc.**...........................................    8.63%      12/15/07        253,750
 250,000   Parker Drilling Corp................................................    9.75%      11/15/06        268,125
 250,000   Pride Petroleum Services, Inc.......................................    9.38%       5/01/07        268,750
                                                                                                          -----------
                                                                                                            1,436,375
                                                                                                          -----------
           PRINTING & PUBLISHING -- 1.6%
 200,000   Transwestern Publishing Co.**.......................................    9.63%      11/15/07        209,000
                                                                                                          -----------
           TECHNOLOGY -- 1.6%
 200,000   Details Inc.**......................................................   10.00%      11/15/05        205,500
                                                                                                          -----------
           TELECOMMUNICATIONS -- 5.3%
 300,000   McLeod USA Inc. (0.00% until 3/01/02, 10.50% thereafter)(a).........    0.00%       3/01/07        218,250
 200,000   Nextel Communications, Inc.** (0.00% until 9/15/02, 10.65%
             thereafter)(a)....................................................    0.00%       9/15/07        126,500
 125,000   Rogers Communications, Inc.**.......................................    8.88%       7/15/07        125,000
 275,000   Teleport Communications Group Inc. (0.00% until 7/01/01, 11.125%
             thereafter)(a)....................................................    0.00%       7/01/07        224,125
                                                                                                          -----------
                                                                                                              693,875
                                                                                                          -----------
           TOTAL CORPORATE OBLIGATIONS -- DOMESTIC (COST $11,531,859)..........                            11,582,791
                                                                                                          -----------

------------------------
See notes to financial statements.
                                    SAI-136

UBS High Yield Bond Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

  FACE                                                                            COUPON      MATURITY      MARKET
 VALUE                             SECURITY DESCRIPTION                            RATE         DATE         VALUE
--------   --------------------------------------------------------------------   ------      --------    -----------
           CORPORATE OBLIGATIONS -- FOREIGN -- 2.9%
           ENTERTAINMENT -- 0.9%
$125,000   Livent, Inc.**......................................................    9.38%      10/15/04    $   125,625
                                                                                                          -----------
           FOOD -- 2.0%
 250,000   Cott Corporation....................................................    9.38%       7/01/05        260,625
                                                                                                          -----------
           TOTAL CORPORATE OBLIGATIONS -- FOREIGN (COST $386,328)..............                               386,250
                                                                                                          -----------
           TOTAL CORPORATE OBLIGATIONS (COST $11,918,187)......................                            11,969,041
                                                                                                          -----------

 SHARES
--------
           PREFERRED STOCK -- 1.0%
           TELECOMMUNICATIONS -- 1.0%
     125   Hyperion Telecommunications, Inc. (Cost $125,000)**.................                               126,250
                                                                                                          -----------
           WARRANTS -- 0.0%
           PETROLEUM PRODUCTION & SALES -- 0.0%
   1,400   Gothic Energy Corporation Warrant (Cost $2,019).....................                                 2,800
                                                                                                          -----------
           TOTAL INVESTMENTS AT MARKET VALUE -- 92.0%
              (COST $12,045,206)...............................................                            12,098,091
           OTHER ASSETS IN EXCESS OF LIABILITIES -- 8.0%.......................                             1,045,200
                                                                                                          -----------
           NET ASSETS -- 100.0%................................................                           $13,143,291
                                                                                                          -----------
                                                                                                          -----------

------------------------

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, the value of these securities amounted to $5,407,625 or 41.14% of net assets.

 (a) Step coupon bond.

Note: Based upon the cost of investments of $12,045,206 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $102,956 and $50,071, respectively, resulting in net unrealized appreciation of $52,885.

See notes to financial statements.
                                    SAI-137

UBS High Yield Bond Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $12,045,206)..........................................     $12,098,091
Cash.............................................................................         837,762
Dividends and interest receivable................................................         219,245
Receivable from Investment Advisor...............................................          21,780
Deferred organization expenses and other assets..................................           4,550
                                                                                      -----------
          Total Assets...........................................................      13,181,428
                                                                                      -----------
LIABILITIES:
Administrative services fees payable.............................................           1,391
Organization expenses payable....................................................           5,000
Other accrued expenses...........................................................          31,746
                                                                                      -----------
          Total Liabilities......................................................          38,137
                                                                                      -----------

NET ASSETS.......................................................................     $13,143,291
                                                                                      -----------
                                                                                      -----------

------------------------
See notes to financial statements.

                                    SAI-138

UBS High Yield Bond Portfolio
Statement of Operations
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest................................................................                   $215,326
Dividends...............................................................                      3,613
                                                                                           --------
     Total income.......................................................                    218,939

EXPENSES
Investment advisory fees................................................     $  1,611
Administrative services fees............................................        1,870
Audit fees..............................................................       24,500
Fund accounting fees....................................................        8,750
Custodian fees and expenses.............................................        6,000
Legal fees..............................................................        3,750
Trustees' fees..........................................................        1,000
Insurance expense.......................................................          375
Amortization of organization expenses...................................          252
Miscellaneous expenses..................................................        1,000
                                                                             --------
     Total expenses.....................................................       49,108
     Less: Fee waiver and expense reimbursements........................      (23,391)
                                                                             --------
     Net expenses.......................................................                     25,717
                                                                                           --------
Net investment income...................................................                    193,222
                                                                                           --------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on securities transactions............................                     28,936
Net change in unrealized appreciation of investments....................                     52,885
                                                                                           --------
Net realized and unrealized gain on investments.........................                     81,821
                                                                                           --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................                   $275,043
                                                                                           --------
                                                                                           --------

------------------------
See notes to financial statements.

                                    SAI-139

UBS High Yield Bond Portfolio
Statement of Changes in Net Assets
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income..........................................................................      $   193,222
Net realized gain on securities transactions...................................................           28,936
Net change in unrealized appreciation of investments...........................................           52,885
                                                                                                  -----------------
Net increase in net assets resulting from operations...........................................          275,043
                                                                                                  -----------------

CAPITAL TRANSACTIONS:
Proceeds from contributions....................................................................       12,987,656
Value of withdrawals...........................................................................         (119,408)
                                                                                                  -----------------
Net increase in net assets from capital transactions...........................................       12,868,248
                                                                                                  -----------------

NET INCREASE IN NET ASSETS.....................................................................       13,143,291
NET ASSETS:
Beginning of period............................................................................         --
                                                                                                  -----------------
End of period..................................................................................      $13,143,291
                                                                                                  -----------------
                                                                                                  -----------------

------------------------
See notes to financial statements.

                                    SAI-140

UBS High Yield Bond Portfolio
Financial Highlights
For the Period September 30, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)..................................................        $13,143
     Ratio of expenses to average net assets(1)................................................           0.96%(2)
     Ratio of net investment income to average net assets(1)...................................           7.23%(2)
     Portfolio turnover........................................................................             80%

------------------------
(1) Net of fee waiver and expense reimbursements. Such fee waiver and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.88% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 22, 1997. Prior to this date, investment advisory services were being provided without compensation.
(2) Annualized.

See notes to financial statements.

                                    SAI-141

UBS High Yield Bond Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS High Yield Bond Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by UBS High Yield Bond Fund and UBS High Yield Bond Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York) Inc. ('UBSAM') is the sub-advisor of the portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Debt securities with remaining maturities of more than 60 days are normally valued by a pricing service approved by the Portfolio's Board of Trustees (the 'Trustees'). Such pricing service will consider various factors when arriving at a valuation for a security. Such factors include yields and prices of comparable securities, indications as to values from dealers in such securities and general market conditions. In the event a pricing service is unable to price a security, the security will be valued by taking the average of the bid and ask prices as provided by a dealer in such security.

Debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or, in the case of securities purchased with more than 60 days until maturity, at their market value each day until the 61st day prior to maturity, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and such valuation.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $5,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (September 30, 1997).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

                                    SAI-142

UBS High Yield Bond Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY AGREEMENT -- Effective December 22, 1997, the Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-advisor. UBS and UBSAM were not entitled to receive any investment advisory fee prior to the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement by the Shareholders of the Fund. UBSAM makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.45% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, at an annual rate of 0.25% of the Portfolio's first $25 million average daily net assets, 0.20% of the Portfolio's next $25 million average daily net assets and 0.15% of the Portfolio's average daily net assets in excess of $50 million. For the period December 22, 1997 through December 31, 1997, the investment advisory fee amounted to $1,611, all of which was waived.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the period September 30, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $1,870.

4. PURCHASES AND SALES OF INVESTMENTS
For the period September 30, 1997 (commencement of operations) through December 31, 1997, purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                               PURCHASES       SALES
                                                                              -----------    ----------

U.S. Government Securities.................................................   $ 2,019,063    $2,002,031
Corporate obligations......................................................    18,325,115     6,351,871
                                                                              -----------    ----------
     Total.................................................................   $20,344,178    $8,353,902
                                                                              -----------    ----------
                                                                              -----------    ----------

                                    SAI-143

UBS High Yield Bond Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS High Yield Bond Portfolio (the 'Portfolio') (one of the portfolios constituting UBS Investor Portfolios Trust) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants
Toronto, Ontario
February 17, 1998

                                    SAI-144

                        UBS PRIVATE INVESTOR FUNDS, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 1998
                            UBS TAX EXEMPT BOND FUND



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998 (THE 'PROSPECTUS'), FOR THE FUND LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. COPIES OF THE PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM SIGNATURE BROKER-DEALER SERVICES, INC. AT THE ADDRESS AND PHONE NUMBER SET FORTH HEREIN.

                               TABLE OF CONTENTS

                                                                                                       PAGE
                                                                                                      ------

GENERAL............................................................................................    SAI-1
INVESTMENT OBJECTIVE AND POLICIES..................................................................    SAI-1
INVESTMENT RESTRICTIONS............................................................................    SAI-9
DIRECTORS..........................................................................................   SAI-13
INVESTMENT ADVISER.................................................................................   SAI-14
ADMINISTRATOR......................................................................................   SAI-15
DISTRIBUTOR........................................................................................   SAI-16
CUSTODIAN..........................................................................................   SAI-16
SHAREHOLDER SERVICES...............................................................................   SAI-17
INDEPENDENT ACCOUNTANTS............................................................................   SAI-17
EXPENSES...........................................................................................   SAI-17
PURCHASE OF SHARES.................................................................................   SAI-18
REDEMPTION OF SHARES...............................................................................   SAI-18
EXCHANGE OF SHARES.................................................................................   SAI-19
DIVIDENDS AND DISTRIBUTIONS........................................................................   SAI-19
NET ASSET VALUE....................................................................................   SAI-19
PERFORMANCE DATA...................................................................................   SAI-20
PORTFOLIO TRANSACTIONS.............................................................................   SAI-20
ORGANIZATION.......................................................................................   SAI-21
TAXES..............................................................................................   SAI-22
ADDITIONAL INFORMATION.............................................................................   SAI-23
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS.........................................      F-1

GENERAL


     UBS Private Investor Funds, Inc. (the 'Company') currently issues shares in nine series: UBS Bond Fund; UBS High Yield Bond Fund; UBS Tax Exempt Bond Fund; UBS International Equity Fund; UBS Institutional International Equity Fund; UBS Large Cap Growth Fund; UBS Small Cap Fund; UBS Value Equity Fund; and UBS Real Estate Fund. Each series is a series of the Company, an open-end management investment company organized as a Maryland corporation. The Company was organized on November 16, 1995. This Statement of Additional Information ('SAI') describes the investment objective and policies, management and operation of UBS Tax Exempt Bond Fund (the 'Fund') to enable investors to determine if the Fund suits their investment needs. As more fully described herein, the Fund invests primarily in securities of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest of which is exempt from federal income tax.


     This SAI provides additional information with respect to the Fund, and should be read in conjunction with its current Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The Company's executive offices are located at 6 St. James Avenue, Boston, Massachusetts 02116.

INVESTMENT OBJECTIVE AND POLICIES

     The Fund is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax exempt obligations and who are willing to incur the greater price fluctuation of longer-term investments. The Fund's investment objective is to provide a high level of current income exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. See 'Taxes'. The Fund attempts to achieve this investment objective by investing primarily in securities of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax in the opinion of bond counsel for the issuer. However, the Fund may invest up to 20% of its net assets in securities the interest income on which may be subject to federal, as well as state and local and foreign taxes. The Fund seeks to maintain a current yield that is greater than that obtainable from a portfolio of short-term tax exempt obligations, subject to certain quality restrictions. See 'Investment Objective and Policies -- Quality and Diversification Requirements'.

MONEY MARKET INSTRUMENTS

     As discussed in the Prospectus, the Fund may invest in money market instruments to the extent consistent with its investment objective and policies. A description of the various types of money market instruments that may be purchased appears below. See 'Investment Objective and Policies -- Quality and Diversification Requirements'.

     U.S. TREASURY SECURITIES. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury Bills, Notes and Bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the 'full faith and credit' of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and the obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each

                                     SAI-1
issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

     BANK OBLIGATIONS. The Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks and
(iii) U.S. branches of foreign banks of equivalent size (Yankees). The Fund may not invest in obligations of foreign branches of foreign banks. The Fund will not invest in obligations for which the New York Branch (the 'Branch' or the 'Adviser') of Union Bank of Switzerland (the 'Bank'), or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may not invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

     COMMERCIAL PAPER. The Fund may invest in commercial paper, including Master Demand obligations. Master Demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master Demand obligations are governed by agreements between the issuer and the Adviser acting as agent, for no additional fee, in its capacity as investment adviser to the Fund and as a fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by the Adviser or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Because these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on Master Demand obligations is subject to change. Repayment of a Master Demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Adviser. Because Master Demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Fund's quality restrictions. See 'Investment Objective and Policies -- Quality and Diversification Requirements'. Although there is no secondary market for Master Demand obligations, such obligations are considered to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in Master Demand obligations.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Company's Board of Directors (the 'Directors' or the 'Board'). In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in

                                     SAI-2
connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of proceeds upon the disposition of the collateral by the Fund may be delayed or limited.

CORPORATE BONDS AND OTHER DEBT SECURITIES

     The Fund may invest up to 20% of its net assets in U.S. dollar-denominated debt securities of domestic and foreign issuers the interest income on which may be subject to federal, as well as state and local and foreign taxes. See 'Investment Objective and Policies' in the Prospectus.

TAX EXEMPT OBLIGATIONS

     As discussed in the Prospectus, the Fund will invest in tax exempt obligations to the extent consistent with its investment objective and policies. The various types of tax exempt obligations that the Fund may purchase are described in the Prospectus and below. See 'Investment Objective and Policies -- Quality and Diversification Requirements'.

     MUNICIPAL BONDS. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

     Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

     MUNICIPAL NOTES. Municipal Notes are divided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

     Municipal Notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

     Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two types: Variable Rate Demand Notes and Master Demand obligations.

     Variable Rate Demand Notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid

                                     SAI-3
principal balance, plus accrued interest either directly by the issuer or by drawing on a bank's letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The Variable Rate Demand Notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable Rate Demand notes are valued at amortized cost; no value is assigned to the right of the holder to receive the par value of the obligation upon demand or notice.

     Master Demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Demand obligations, see 'Money Market Instruments' above. Although there is no secondary market for Master Demand obligations, such obligations are considered to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in Master Demand obligations.

     PUTS. The Fund may purchase, without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a 'put'. The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with its investment objective and subject to the supervision of the Board, the purpose of this practice is to permit the Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Adviser will monitor each writer's ability to meet its obligations under puts.

     Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of interests in the Fund and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or if the Adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Adviser considers the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities and the yield, quality and maturity dates of the underlying securities.

     The Fund values municipal bonds and notes subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Fund invests in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities will be valued at fair value as determined in accordance with procedures established by the Board. The Board will, in determining the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission ('SEC'). Prior to investing in such securities, the Fund, if deemed necessary based upon the advice of counsel, will apply to the SEC for an exemptive order, which may not be granted, relating to the valuation of such securities.

                                     SAI-4

     Because the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Adviser. Each dealer will be approved on its own merits and it is the Fund's general policy to enter into put transactions only with those dealers that present a minimal credit risk. In connection with such a determination, the Board will regularly review the Adviser's list of approved dealers, which will reflect the Adviser's consideration of, among other things, the ratings, if available, of their debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Fund intends to limit its use of put writers to those entities having an outstanding debt rating of Aa or better by Moody's Investors Service, Inc. ('Moody's') or AA or better by Standard & Poor's Corporation ('Standard & Poor's'), or will be of comparable quality in the Adviser's opinion or such put writers' obligations will be collateralized and of comparable quality in the Adviser's opinion. The Board has directed the Adviser not to enter into put transactions with any dealer that in the judgment of the Adviser presents more than a minimal credit risk. If a dealer defaults on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

     The Fund may also invest up to 20% of the value of its net assets in U.S. dollar-denominated debt instruments of domestic and foreign issuers the interest income on which may be subject to federal, as well as state and local and foreign taxes. In abnormal market conditions, the Fund may, for defensive purposes only, temporarily invest more than 20% of its net assets in debt securities the interest on which is subject to federal income taxes. In no event will the Fund invest more than 5% of its total assets in the securities of foreign issuers. The Fund intends to limit its purchase of non-municipal debt securities to those issuers rated at least Baa by Moody's or BBB by Standard and Poor's or, if unrated, issuers of equal creditworthiness.

ADDITIONAL INVESTMENTS


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value of such securities each day in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other liquid securities, in an amount at least equal to the value of such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the Fund's current policy not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities (excluding the obligations created by when-issued commitments).


     INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Fund to the extent that such purchases are consistent with its investment objectives and restrictions and are permitted under the Investment Company Act of 1940, as amended (the '1940 Act'). The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of

                                     SAI-5
the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund would bear in connection with its own operations.

     REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, reverse repurchase agreements are considered borrowings by the Fund and, therefore, a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the repurchase agreement. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that exceeds the term of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements if such repurchase agreements, together with the Fund's other borrowings, would exceed 10% of the Fund's total assets, less liabilities (excluding obligations created by such borrowings and reverse repurchase agreements). See 'Investment Restrictions'. The Fund will establish and maintain with the Custodian a separate account with a portfolio of securities in an amount at least equal to its obligations under its reverse repurchase agreements.

     SECURITIES LENDING. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the benefit of the Fund. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution and the Fund will not make any loans in excess of one year. The Fund will not lend its securities to any officer, Director, employee, or affiliate or placement agent of the Company, or the Adviser, Administrator or Distributor, unless otherwise permitted by applicable law.

     PRIVATELY PLACED AND CERTAIN UNREGISTERED SECURITIES. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

     As to illiquid investments, the Fund is subject to a risk that it might not be able to sell such securities at a price that the Fund deems reflective of their value. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the 'Securities Act'), before it may be resold, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Fund decides to sell and the time the Fund is permitted to sell under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.

     SYNTHETIC VARIABLE RATE INSTRUMENTS. The Fund may invest in certain synthetic variable rate instruments as described in the Prospectus. In the case of some types of instruments, credit enhancements are not provided and if certain events occur, including a default in the payment of principal or interest on the underlying bond, a downgrading of the bond below investment grade or a loss of the bond's tax exempt status then the put will terminate and the Fund will bear the risk of holding a long-term bond.

                                     SAI-6

QUALITY AND DIVERSIFICATION REQUIREMENTS

     The Fund intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the Fund's assets are subject to the following fundamental limitation: the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities. As for the 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     For purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Because securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities that the Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company that invests in voting securities. See 'Investment Restrictions'.

     The Fund invests principally in a diversified portfolio of 'high grade' and 'investment grade' tax exempt securities. On the date of investment (i) municipal bonds must be rated within the four highest ratings of Moody's, currently Aaa, Aa, A, and Baa, or of Standard & Poor's, currently AAA, AA, A, and BBB, (ii) municipal notes must be rated MIG-1 by Moody's or SP-1 by Standard & Poor's (or, in the case of New York State municipal notes, MIG-1 or MIG-2 by Moody's or SP-1 or SP-2 by Standard & Poor's) and (iii) municipal commercial paper must be rated Prime-1 by Moody's or A1 by Standard & Poor's or, if not rated by either Moody's or Standard & Poor's, issued by an issuer either (a) having an outstanding debt issue rated A or higher by Moody's or Standard & Poor's or (b) having comparable quality in the opinion of the Adviser. The Fund may invest in other tax exempt securities that are not rated if, in the opinion of the Adviser, such securities are of comparable quality to the rated securities discussed above. In addition, at the time the Fund invests in any commercial paper, bank obligation, repurchase agreement, or other debt obligations, the issuer must have outstanding debt rated Baa or BBB or higher by Moody's or Standard & Poor's, respectively, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.

OPTIONS AND FUTURES TRANSACTIONS

     EXCHANGE TRADED AND OVER THE COUNTER OPTIONS. All options purchased or sold by the Fund will be exchange traded or will be purchased or sold by securities dealers ('over-the-counter' or 'OTC options') that meet creditworthiness standards approved by the Board. Exchange-traded options are obligations of the Options Clearing Corporation. In OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the

                                     SAI-7
underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     The staff of the SEC has taken the position that, in general, purchased OTC options and the underlying securities used to cover written OTC options are illiquid securities. However, the Fund may treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund is permitted to enter into futures and options transactions and may purchase or sell futures contracts and purchase or sell put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to deliver at a future date a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or financial instrument. Currently, futures contracts are available on various types of fixed-income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indices of fixed income securities.

     Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of 'variation' margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.


     The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on futures contracts and on any options on futures contracts sold by the Fund are paid by the Fund into a segregated account, with the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.


     COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may write a call option at one strike price and buy a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not exactly match the Fund's current or anticipated investments. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures contract prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options

                                     SAI-8
and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. See 'Exchange Traded and Over the Counter Options' above for a discussion of the liquidity of options not traded on an exchange.

     POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

     ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums. In addition, the Fund will comply with SEC guidelines with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold and will be considered illiquid while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

INVESTMENT RESTRICTIONS

     The Fund has adopted the following fundamental and non-fundamental investment restrictions (as defined and distinguished below); to the extent that a fundamental policy and non-fundamental policy apply to a given investment activity or strategy, the more restrictive policy shall govern.

     FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions below have been adopted by the Directors with respect to the Fund. Except where otherwise noted, these investment restrictions are 'fundamental' policies which, under the 1940 Act, may not be changed without the 'vote of a majority of the outstanding voting securities' of the Fund. The 'vote of a majority of the outstanding voting securities' under the 1940 Act is the lesser of (a) 67% or more of the Fund's voting shares present at a shareholders' meeting if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (b) more than 50% of the Fund's outstanding voting shares. The limitations described below apply at the time the Fund purchases the securities.

                                     SAI-9

     The Fund may not:

1. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets (including the amount borrowed) taken at cost at the time of such borrowing, less liabilities (not including the amount borrowed), or mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing or reverse repurchase agreements (see Investment Restriction No. 7). It will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its net assets; provided, however, that it may increase its interest in an open-end management investment company with the same investment objective and restrictions while such borrowings are outstanding and provided further that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings. This borrowing provision facilitates the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with its hedging activities are not deemed to be a pledge of assets;

2. Purchase the securities of an issuer if, immediately after such purchase, it owns more than 10% of the outstanding voting securities of such an issuer. This limitation shall not apply to investments of up to 25% of its total assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations of any one such issuer. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenue of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer.* This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to investments of up to 25% of the Fund's total assets;

4. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States;

5. Make loans, except through the purchase or holding of debt obligations (including privately placed securities) or the entering into of repurchase agreements or loans of portfolio securities;

6. Purchase or sell real estate, commodities or commodity contracts or options thereon (except for its interest in hedging activities and certain other activities as described under 'Investment Objective and Policies'), interests in oil, gas, or mineral exploration or development programs (including limited partnerships). However, purchases of municipal bonds, notes, commercial paper or other obligations secured by interests in real estate are permitted;

7. Issue any senior security, except as appropriate to evidence indebtedness that it is permitted to incur pursuant to Investment Restriction No. 1 and except that it may enter into reverse repurchase agreements, provided that the aggregate of all senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets (including the amounts borrowed), less liabilities (excluding obligations created by such borrowings and reverse repurchase agreements). Hedging activities as described in 'Investment Objective and Policies' shall not be considered senior securities for purposes hereof; or

------------------------------------
     *For purposes of interpretation of Investment Restriction No. 3, 'guaranteed by another entity' includes credit substitutions, such as letters of credit or insurance, unless the Adviser determines that the security meets the relevant credit standards without regard to the credit substitution.

                                     SAI-10

8. Act as an underwriter of securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Directors. These non-fundamental investment policies provide that the Fund may not:

       i. borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to one-third of its assets;

      ii. pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

      iii. purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

      iv. sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer, and provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities the Fund contemporaneously owns or where the Fund has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling.);

       v.      invest for the purpose of exercising control or management;

      vi. purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or
               (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless
               (1) the Fund's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with that investment;

      vii. invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;

     viii. invest more than 15% of the Fund's total assets (taken at the greater of cost or market value) in (a) securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including

                                     SAI-11
               predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Fund's total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;

      ix. invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Directors of the Fund to be liquid);

       x. invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Director of the Fund, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons own beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

      xi. invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;

      xii. write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets;
               (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written);

     xiii. buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets; and (d) such activities are permitted by Regulation 4.5 under the Commodity Exchange Act. and




     There will be no violation of any investment restriction if that investment restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment or any other later change.

                                     SAI-12

DIRECTORS


     The Company's Board consists of three directors. The Board is responsible for the overall management of the Fund, including the general supervision and review of its investment activities. The Board, in turn, elects the officers of the Company. The addresses and principal occupations of the Company's Directors and officers are listed below. As of April 1, 1998, the Directors and officers of the Company owned of record, as a group, less than 1% of the outstanding shares of the Company. None of the Company's Directors or officers receives compensation from the Company exceeding $60,000 per fiscal year.



                                    POSITION
                                    WITH THE
     NAME, ADDRESS AND AGE          COMPANY           PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
-------------------------------   ------------        --------------------------------------------------------
Dr. HansPeter Lochmeier*          Chairman of   UBS Investor Portfolios Trust (mutual fund), Trustee
1345 Avenue of the Americas       the Board     (February 1996-Present); Union Bank of Switzerland
New York, NY 10105                              (Investment Services Department), Division Head.
Age: 55

Timothy M. Spicer, CPA            Director      UBS Investor Portfolios Trust, Trustee (February 1996-
1345 Avenue of the Americas                     Present); San Francisco Sentry Investment Group (a west coast
New York, NY 10105                              investment advisor and venture capital firm), President and
Age: 49                                         Chief Operating Officer (1995-Present); Ensemble Information
                                                Systems (software and electronic information provider),
                                                Co-Founder, Chairman of the Board and Chief Executive Officer
                                                (1990-Present); Amanda Venture Investors (AVI) (a San
                                                Francisco based venture capital firm), Managing Partner
                                                (1995-Present); CoreLink Resources (provides mutual fund
                                                related services to small and medium sized banks), Director
                                                (1993-Present); Smith & Hawken (mail order supplier of
                                                gardening tools and clothing), Director and Chief Financial
                                                Officer (1990-1992); Concord Holding Corporation (provides distribution and administrative services to mutual funds),
                                                Director (1989-1995); active in civic/charitable
                                                organizations in the San Francisco, California area,
                                                including Big Brothers/Big Sisters and United Way.

Peter Lawson-Johnston             Director      UBS Investor Portfolios Trust, Trustee (February 1996-
299 Park Avenue                                 Present); Zemex Corporation (mining), Chairman of the Board
New York, NY 10171                              and Director (1990-Present); McGraw-Hill, Inc. (publishing),
Age: 71                                         Director (1990-Present); National Review, Inc. (publishing),

                                                Director (1990-Present); Guggenheim Brothers (real
                                                estate -- venture capital partnership), Partner (1990-
                                                Present); Elgerbar Corporation (holding company), President and Director (1990-Present); The Solomon R. Guggenheim
                                                Foundation (operates the Solomon R. Guggenheim Museum in New
                                                York and the Peggy Guggenheim Collection in Venice, Italy),
                                                Chairman and Trustee (1990-Present); The Harry Frank
                                                Guggenheim Foundation (charitable organization), Chairman of the Board and Trustee (1990-Present).

Paul J. Jasinski                  President     Managing Director, Investors Bank & Trust Company (1990-
200 Clarendon Street                            Present)
Boston, MA 02116
Age: 51

Nicholas G. Chunias               Treasurer     Director, Mutual Fund Administration -- Reporting and
200 Clarendon Street              and Chief     Compliance, Investors Bank & Trust Company, (1996-Present);
Boston, Massachusetts 02116       Financial     Director, Fund Accounting, Investors Bank & Trust Company,
Age: 33                           Officer       (1993-1996); Account Supervisor, Coopers & Lybrand, LLP,
                                                (1992-1993).


                                                  (table continued on next page)

                                     SAI-13

(table continued from previous page)


                                    POSITION
                                    WITH THE
     NAME, ADDRESS AND AGE          COMPANY           PRINCIPAL OCCUPATIONS DURING THE LAST FIVE YEARS
-------------------------------   ------------  -------------------------------------------------------------
Susan C. Mosher                   Secretary     Director, Legal Administration, Investors Bank & Trust
200 Clarendon Street                            Company, (1995-Present); Associate Counsel, 440 Financial
Boston, Massachusetts 02116                     Group of Worcester, Inc., (1993-1995); Associate and Partner,
Age: 43                                         Gallagher, Callahan & Gartrell, P.A., (1986-1992).



------------



* 'Interested Person' within the meaning of the 1940 Act.


                              COMPENSATION TABLE*


                                                         PENSION OR                            TOTAL COMPENSATION
                                      AGGREGATE      RETIREMENT BENEFITS       ESTIMATED        FROM COMPANY AND
                                     COMPENSATION    ACCRUED AS PART OF     ANNUAL BENEFITS    FUND COMPLEX PAID
     NAME OF PERSON, POSITION        FROM COMPANY       FUND EXPENSES       UPON RETIREMENT       TO DIRECTORS
----------------------------------   ------------    -------------------    ---------------    ------------------

Dr. Lochmeier                                 0               0                    0                       0
Director
Mr. Spicer                              $11,250               0                    0                $23,250**
Director
Mr. Lawson-Johnston                     $11,250               0                    0                $23,250**
Director



------------------------------------
      *The Directors are also reimbursed for all reasonable expenses incurred during the execution of their duties.

     **The other entity in the Fund Complex is UBS Investor Portfolios Trust.

INVESTMENT ADVISER

     Pursuant to an Investment Advisory Agreement between the Company and the Branch, the Branch serves as the Fund's investment adviser. Subject to the supervision of the Directors, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions, generally manages the Fund's investments and provides certain administrative services.

     The investment advisory services provided by the Branch to the Fund are not exclusive under the terms of the Investment Advisory Agreement. The Branch is free to and does render similar investment advisory services to others. The Branch serves as investment adviser to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Branch serves as trustee. The accounts managed or advised by the Branch have varying investment objectives and the Branch invests assets of such accounts in investments substantially similar to, or the same as, the Fund's. Such accounts are supervised by officers and employees of the Branch who may also be acting in similar capacities for the Fund. See 'Portfolio Transactions'.


     The Bank has branches, agencies, representative offices and subsidiaries in Switzerland and in more than 40 cities outside Switzerland, including, in the United States, New York City, Chicago, Houston, Los Angeles and San Francisco. In addition to the receipt of deposits and the making of loans and advances, the Bank, through its offices and subsidiaries, engages in a wide range of banking and financial activities typical of the world's major international banks, including fiduciary, investment advisory and custodial services and foreign exchange in the United States, Swiss, Asian and Euro-capital markets. The Bank is one of the world's leading asset managers and has been active in New York City since 1946. At December 31, 1997, the Bank (including its consolidated subsidiaries) had total assets of $395.1 billion (unaudited) and equity capital and reserves of $14.4 billion (unaudited). On December 8, 1997, the Bank


                                     SAI-14
and Swiss Bank Corporation ('Swiss Bank') announced their intention to merge (the 'Merger Transaction') the Bank with Swiss Bank to form a new company expected to be called UBS. In February, 1998, the shareholders of UBS and Swiss Bank overwhelmingly approved the proposed Merger Transaction. The Merger Transaction's completion is still subject to a number of conditions, including the receipt of regulatory approvals.


     In addition to the above discussed advisory services, the Adviser also provides certain administrative services to the Fund. In this capacity, the Adviser, subject to the supervision of the Board, is also responsible for: establishing performance standards for the Fund's third-party service providers and overseeing and evaluating the performance of such entities; providing and presenting quarterly management reports to the Directors; supervising the preparation of reports for Fund shareholders; establishing voluntary expense limitations for the Fund and providing any resultant expense reimbursement to the Fund; and such other related services as the Company may reasonably request.

     Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.45% of the Fund's average net assets. The Branch has voluntarily agreed to waive its fees and reimburse the Fund for any of its expenses to the extent that the Fund's total operating expenses exceed, on an annual basis, 0.80% of the Fund's average daily net assets. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' notice to the Fund. See 'Expenses'.


     The Investment Advisory Agreement will continue in effect until February 1999, and thereafter will be subject to annual approval by the Directors or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), provided that in either case the continuance also is approved by a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Company by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares on 60 days' written notice to the Adviser. The Investment Advisory Agreement is also terminable by the Adviser on 60 days' written notice to the Fund. See 'Additional Information'.


     The Glass-Steagall Act and other applicable laws generally prohibit banks, such as Union Bank of Switzerland, from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Company. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment adviser and custodian to such an investment company. The Adviser believes that it may perform the services for the Fund contemplated by the Investment Advisory Agreement without violating the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Adviser from continuing to perform such services for the Fund.

     If the Adviser were prohibited from acting as the Fund's investment adviser, it is expected that the Directors would recommend to shareholders that they approve the Fund's entering into a new investment advisory agreement with another qualified investment adviser selected by the Board.


ADMINISTRATOR
     The Trust and the Company employs Investors Bank & Trust Company ('Investors Bank') as Administrator under an Administration Agreement (the 'Administration Agreement') to provide certain


                                     SAI-15
administrative services. The services provided by Investors Bank under the Administration Agreement include certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC. Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. For its services under the Administration Agreement, the Fund pays Investors Bank a fee which is calculated daily and paid monthly equal, on an annual basis, to 0.065% of the Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million.



     The Administration Agreement may be renewed or amended by the Directors or Trustees, as applicable, without shareholder vote. The Administration Agreement are terminable at any time without penalty by a vote of a majority of the Directors or Trustees, as applicable, on not less than 60 days' written notice to the other party. The Administrator may subcontract for the performance of their obligations under the Administration Agreement with the prior written consent of the Directors or Trustees, as applicable. If an Administrator subcontracts all or a portion of its duties to another party, that Administrator shall be fully responsible for the acts and omissions of any such subcontractor(s) as it would be for its own acts or omissions.


     The Administrative Services Agreement may be renewed or amended by the Directors without shareholder vote. This agreement is terminable at any time without penalty by a vote of a majority of the Directors or the Administrator on not less than 60 days' written notice to the other party. The Administrator may subcontract for the performance of its obligations under the Administrative Services Agreement with the prior written consent of the Directors. If the Administrator subcontracts all or a portion of its duties to another party, the Administrator shall be as fully responsible for the acts and omissions of any such subcontractor(s) as it would be for its own acts or omissions.

DISTRIBUTOR




     Pursuant to a Distribution Agreement, First Fund Distributors, Inc. (the 'Distributor') serves as the distributor of Fund shares. The Distributor is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ('NASD'). The Distributor is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of the Distributor are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from Investors Bank.



CUSTODIAN



     Investors Bank (the 'Custodian'), whose principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian and transfer and dividend disbursing agent for the Funds and the Portfolios. Pursuant to the Custodian Agreements with the Trust, on behalf of each Portfolio, and the Company, on behalf of each Fund, the Custodian is responsible for maintaining the books and records of portfolio transactions and holding portfolio securities and cash. As transfer agent and dividend disbursing agent, the Custodian is responsible for maintaining account records detailing the ownership of Portfolio and Fund interests and for crediting income, capital gains and other changes in share ownership to investors' accounts. The Custodian will perform its duties as the Portfolios' transfer agent and dividend disbursing agent from its offices located at 1 First Canadian Place, Suite 2800, Toronto, Ontario M5X 1C8, while its duties as the Funds' transfer agent and dividend disbursing agent will be performed at its offices located at 200 Clarendon Street, Boston, Massachusetts 02116. Each Fund and Portfolio is responsible for its proportionate share of the Company's and Trust's, as applicable, transfer agency, custodial and dividend disbursement fees.


                                     SAI-16

     The Custodian will perform its duties as the Fund's transfer agent and dividend disbursing agent from its offices located at 89 South Street, Boston, Massachusetts 02111.

SHAREHOLDER SERVICES

     The Company, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Branch under which the Branch provides shareholder services to Fund shareholders, which include performing shareholder account administrative and servicing functions such as answering inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be made and certain other matters pertaining to the Fund, assisting customers in designating and changing dividend options, account designations and addresses, providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's Distributor and transfer agent, assisting investors seeking to purchase or redeem Fund shares, arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares, verifying purchase and redemption orders, transfers among and changes in accounts and providing other related services. In return for these services, the Company has agreed to pay the Branch a fee, at an annual rate of 0.25% of the average daily net assets of the Fund.

     As discussed under 'Investment Adviser', the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of the Branch as a shareholder servicing agent under a Shareholder Servicing Agreement and as adviser to the Fund under the Investment Advisory Agreement may raise issues under these laws. However, the Branch believes that it may properly perform these services and the other activities described herein and in the Prospectus without violating the Glass-Steagall Act or other applicable banking laws or regulations.

     If the Branch were prohibited from providing its respective services under the above noted agreements, the Directors would seek an alternative provider of such services. In such an event, changes in the operation of the Fund might occur and shareholders might not receive the same level of service previously provided by the Branch.

INDEPENDENT ACCOUNTANTS

     The Company's independent accounting firm is Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. The U.S. Firm of Price Waterhouse is a Registered Limited Liability Partnership (LLP) under the laws of the State of Delaware. Price Waterhouse LLP will conduct an annual audit of the financial statements of the Fund, assist in the review of the federal and state income tax returns of the Fund and consult with the Fund as to matters of accounting and federal and state income taxation.

EXPENSES

     The Fund is responsible for the fees and expenses attributable to it.


     The Branch has voluntarily agreed to limit the total operating expenses of each Fund (including each Fund's proportionate share of the expenses incurred by its corresponding Portfolio), excluding ordinary expenses, as set forth in each Fund's Prospectus under the caption 'Expenses'. The Branch may modify or discontinue this fee waiver and expense limitation at any time in the future with 30 days' prior notice to the affected Fund. For additional information regarding waivers or expense subsidies, see 'Management' in the Prospectus.


                                     SAI-17

PURCHASE OF SHARES


     Investors may purchase Fund shares as described in the Prospectus under 'Purchase of Shares'. Fund shares are sold on a continuous basis without a sales charge at the net asset value per share next determined after receipt of a purchase order.

     The minimum investment requirement for accounts established for the benefit of minors under the 'Uniform Gift to Minors Act' is $5,000. The minimum subsequent investment is $1,000. The minimum investment requirement for employees of the Bank and its affiliates is $5,000. The minimum subsequent investment is $1,000.

     In addition, the minimum investment requirements may be met by aggregating the investments of related shareholders. A 'related shareholder' is limited to an immediate family member, including mother, father, spouse, child, brother, sister and grandparent, and includes step and adoptive relationships.

     The Fund may, at its own option, accept securities in payment for shares. The securities tendered are valued by the methods described in 'Net Asset Value' as of the day the Fund shares are purchased. This is a taxable transaction to the investor. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the Fund's investment objective and policies; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities that are not restricted as to transfer either by law or by market liquidity; and (iv) have a value that is readily ascertainable, as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

REDEMPTION OF SHARES

     Investors may redeem Fund shares as described in the Prospectus under 'Redemption of Shares'.

     If the Directors determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to effect redemptions wholly or partly in cash, payment of the redemption price may be made in whole or in part by an in-kind distribution of securities, in lieu of cash, in conformity with applicable SEC rules. If shares are redeemed in-kind, the redeeming shareholder might incur transaction costs in converting the securities into cash. The methods of valuing portfolio securities distributed to a shareholder are described under 'Net Asset Value', and such valuations will be made at the same time the redemption price is determined.

     FURTHER REDEMPTION INFORMATION. The right of redemption may be suspended or the date of payment postponed: (i) during periods when the New York Stock Exchange (the 'NYSE') is closed for other than weekends and holidays or when trading on the NYSE is suspended or restricted; (ii) during periods in which an emergency exists, as determined by the SEC, which causes the disposal of, or evaluation of the net asset value of, the Fund's securities to be unreasonable or impracticable; or (iii) for such other periods as the 1940 Act or the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange Fund shares for shares of any other series of the Company as described under 'Exchange of Shares' in each such series' prospectus. Investors considering an exchange of Fund shares for shares of another Company series should read the prospectus of the series into which the transfer is being made prior to such exchange (see 'Purchase of Shares'). Requests for exchange are made in the same manner as requests for redemptions (see 'Redemption of Shares'). Shares of the acquired series are

                                     SAI-18
purchased for settlement when the proceeds from redemption become available. Certain state securities laws may restrict the availability of the exchange privilege. The Company reserves the right to discontinue, alter or limit this exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

     The Fund will declare and pay dividends and distributions as described under 'Dividends and Distributions' in the Prospectus.

     Determination of the net income for the Fund is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

NET ASSET VALUE


     The Fund computes its net asset value once daily at the close of business on Monday through Friday as described under 'Net Asset Value' in the Prospectus. The net asset value will not be computed on a day in which no orders to purchase or redeem Fund shares have been received or on the following legal holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund expects to close for purchases and redemptions at the same time.


     The net asset value per share of the Fund equals the Fund's total assets less its total liabilities, divided by the number of outstanding shares of the Fund.

     Securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over-the-counter, are valued by the Fund by using prices supplied daily by an independent pricing service(s). These prices are based on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices, or in the absence of such prices, at the readily available closing bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security. In other cases, the pricing service values the security by taking into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method, whereby such securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount to maturity. Because of the large number of municipal bond issues outstanding and their varying maturity dates, coupons and risk factors applicable to each issuer's books, no readily available market quotations exist for most municipal securities.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

     If market quotations for the Fund's securities are not readily available, such securities will be valued at 'fair value' as determined in good faith by the Directors.

                                     SAI-19

PERFORMANCE DATA

     From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling your Shareholder Servicing Agent. See 'Additional Information' in the Prospectus.

     YIELD QUOTATIONS. As required by SEC regulations, the Fund's annualized yield is computed by dividing the Fund's net investment income per share earned during a 30-day period by its net asset value on the last day of the period. The average daily number of Fund shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described under 'Additional Information' in the Prospectus.


     TAX EQUIVALENT YIELD QUOTATION. The tax equivalent annualized yield is computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which is exempt for federal income tax purposes is determined. This portion of the yield is then divided by one minus 39.6% (39.6% being the 1997 maximum marginal federal income tax rate for married taxpayers filing jointly) and then added to the portion of the yield that was not attributable to securities, the income of which was not tax-exempt.


     TOTAL RETURN QUOTATIONS. As required by SEC regulations, the Fund's average annual total return for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the Fund's dividends and distributions over the relevant period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

     Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

     GENERAL. The Fund's performance will vary from time-to-time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Comparative performance information may be used from time-to-time in advertising the Fund's shares, including data from Lipper Analytic Services, Morningstar Inc. and other industry publications.

PORTFOLIO TRANSACTIONS

     The Adviser places orders for all purchases and sales of securities on behalf of the Fund. The Adviser enters into repurchase agreements and reverse repurchase agreements and effects loans of portfolio securities on behalf of the Fund. See 'Investment Objective and Policies'.

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the

                                     SAI-20
underwriter's concession or discount. Occasionally, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Fund's portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may, however, engage in short-term trading consistent with this objective. In connection with the Fund's portfolio transactions, the Adviser intends to seek best price and execution on a competitive basis for both purchases and sales of securities. Portfolio turnover may vary from year to year, as well as within a year. The annual portfolio turnover rate for the Fund is expected to be under 100%.

     Portfolio securities will not be purchased from or through or sold to or through the Distributor or an 'affiliated person' of the Fund or an 'affiliated person' thereof (as defined in the 1940 Act) when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group relating thereto of which the Adviser or an affiliate of the Adviser is a member, except to the extent permitted by law.

     On those occasions when the Adviser deems the purchase or sale of a security to be in the Fund's best interests as well as other customers, the Adviser to the extent permitted by applicable laws and regulations may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such an event, the securities so purchased or sold as well as any expenses incurred in the transaction will be allocated by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers. In some instances, this procedure might adversely affect the Fund.

     If the Fund writes an option and effects a closing purchase transaction with respect to such an option, the transaction will normally be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that the Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits and it may impose certain other sanctions.

ORGANIZATION

UBS PRIVATE INVESTOR FUNDS, INC.


     UBS Private Investor Funds, Inc. is a Maryland corporation and is currently issuing shares of common stock, par value $0.001 per share, in nine series: The UBS Bond Fund Series; The UBS High Yield Bond Fund Series; The UBS Tax Exempt Bond Fund Series; The UBS Institutional International Equity Fund Series; The UBS Large Cap Growth Fund Series; The UBS Small Cap Fund Series; The UBS Value Equity Fund Series; The UBS International Equity Fund Series; and The UBS Real Estate Fund Series.


     Each share of a series issued by the Company will have a pro rata interest in the assets of that series. The Company is currently authorized to issue 500,000,000 shares of common stock, including 10,000,000 shares of each of the eight current series. Under Maryland law, the Board has the authority to increase the number of shares of stock that the Company has the authority to issue. Each share has one vote (and fractional shares have a corresponding fractional vote) with respect to matters upon which shareholder vote is required; stockholders have no cumulative voting rights with respect to their shares. Shares of all series vote together as a single class except that if the matter being voted upon affects only a particular series then it will be voted on only by that series. If a matter affects a particular series

                                     SAI-21
differently from other series, that series will vote separately on such matter. Each share is entitled to participate equally in dividends and distributions declared by the Directors with respect to the relevant series, and in the net distributable assets of such series on liquidation.


     Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. It is the Company's policy not to hold an annual meeting of stockholders unless so required. All shares of the Company (regardless of series) have noncumulative voting rights for the election of Directors. Under Maryland law, the Company's Directors may be removed by vote of stockholders. The Board currently consists of three directors.


     CONTROL PERSONS. The Company expects that, immediately prior to the initial public offering of its shares, the sole holder of the capital stock of each of its series will be the Distributor. Upon the offering of the Fund shares, the Fund may have a number of shareholders each holding 5% or more of the Fund's outstanding shares. In such an event, the Company cannot predict the length of time that such persons will own such amounts or whether one or more of such persons will become 'control' persons of the Fund.


TAXES


     The Fund intends to annually qualify and elect to be treated as a regulated investment company (a 'RIC') under Subchapter M of the Code. As a RIC, the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock or securities; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other RICs and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs). As a RIC, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed.


     For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

     The Fund intends to qualify to pay exempt-interest dividends to its shareholders by ensuring that, at the close of each quarter of each of its taxable years, at least 50% of the value of its total assets will consist of tax exempt securities. An exempt-interest dividend is that part of distribution made by the Fund that consists of interest received by the Fund on tax exempt securities less any expenses allocable to such interest, provided the 50% test described above is met. Shareholders will not incur any federal income tax liability on the amount of exempt-interest dividends received by them from the Fund. In view of the investment policy of the Fund, it is expected that a substantial portion of its dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute net short-term and long-term capital gains and may invest limited amounts in taxable securities.

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, the Fund acquires a put or writes a call with respect to such securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by

                                     SAI-22
the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund's cost basis in the securities purchased will be reduced by the premium received.


     Options and futures contracts entered into by the Fund may create 'straddles' for U.S. federal income tax purposes that may affect the character and timing of gains or losses realized by the Fund on options and futures contracts or on the underlying securities. 'Straddles' may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, the Fund's ability to enter into options and futures contracts may be limited.

     Certain options and futures contracts held by the Fund at the end of each fiscal year will be required to be 'marked to market' for federal income tax purposes i.e., treated as having been sold at market value. For such options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund has held such options or futures.

     STATE AND LOCAL TAXES. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. For example, a portion of the dividends received by shareholders may be subject to state income tax. Shareholders should consult their own tax advisors with respect to any state or local taxes.

ADDITIONAL INFORMATION

     This SAI does not contain all the information included in the Registration Statement filed with the SEC under the Securities Act and the 1940 Act with respect to the securities offered hereby. Certain portions of this SAI have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, the Prospectus and the SAI, may be examined at the office of the SEC, Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington D.C. 20549.

     Statements contained in this SAI as to the contents of any agreement or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other document filed as an exhibit to the Registration Statement of which this document forms a part, each such statement being qualified in all respects by such reference.

                                     SAI-23

UBS PRIVATE INVESTOR FUNDS, INC.- UBS TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------

ASSETS
     Cash.............................................................   $25,000
     Deferred organization costs......................................    72,500
                                                                         -------
          Total Assets................................................    97,500
                                                                         -------
LIABILITIES
     Organization costs payable.......................................    72,500
                                                                         -------
NET ASSETS............................................................   $25,000
                                                                         -------
                                                                         -------
Shares Outstanding ($0.001 par value).................................       250
                                                                         -------
                                                                         -------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE........   $100.00
                                                                         -------
                                                                         -------
COMPOSITION OF NET ASSETS:
     Shares of common stock, at par...................................   $     0
     Additional paid-in capital.......................................    25,000
                                                                         -------
                                                                         -------
Net Assets, January 31, 1996..........................................   $25,000
                                                                         -------
                                                                         -------

                       See Notes to Financial Statements.

UBS PRIVATE INVESTOR FUNDS, INC.-UBS TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

UBS Private Investor Funds, Inc. (the 'Company') was organized as a Maryland corporation on November 16, 1995. The Company consists of four series, as follows: UBS Bond Fund, UBS Tax Exempt Bond Fund, UBS U.S. Equity Fund and UBS International Equity Fund. The accompanying financial statements and notes relate only to UBS Tax Exempt Bond Fund (the 'Fund').

Union Bank of Switzerland, New York Branch (the 'Branch') will serve as investment adviser to the Fund. Signature Broker-Dealer Services, Inc. ('Signature') will serve as the Fund's administrator, principal underwriter and distributor of the Fund's shares.

The Fund has had no operations through January 31, 1996, other than the sale to Signature of 250 shares of the Fund for $25,000.

Organization costs incurred in connection with the organization and initial registration of the Fund will be paid initially by the Branch and reimbursed by the Fund. Such organization costs have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations. The amount paid by the Fund on any redemption by Signature (or any subsequent holder) of the Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization expenses of the Fund.

NOTE 2 -- AGREEMENTS

The Branch is expected to enter into an Investment Advisory Agreement with the Fund. Pursuant to the terms of this agreement, the Branch will be responsible for the provision of investment advice, portfolio management and certain administrative services to the Fund. For its services, the Branch will be entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.45% of the average net assets of the Fund.

Signature expects to enter into an Administrative Services Agreement with the Company pursuant to which it will agree to administer the day-to-day operations of the Fund subject to the direction and control of the Board of Directors of the Company. For the services provided to the Fund, Signature will receive a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the Fund's first $100 million average net assets, 0.075% of the next $100 million of such assets and 0.05% of such assets in excess of $200 million.

Signature expects to enter into a Distribution Agreement with the Company. The Distributor will not receive a fee pursuant to the terms of the Distribution Agreement.

The Company expects to enter into separate Shareholder Servicing Agreements (the 'SSA') with the Branch and Signature. Pursuant to the terms of the SSA, the Branch will agree to provide shareholder support to their clients who are also shareholders of the Fund while Signature will agree to provide support services to all other shareholders of the Fund. Both Signature and the Branch will be entitled to a fee under the SSA, accrued daily and payable monthly, at an annual rate of 0.25% of the average balance of the accounts so serviced. Services to be provided may include, but are not limited to, any of the following: establishing and/or maintaining shareholder accounts and records, assisting investors seeking to purchase or redeem Fund shares, providing performance information relating to the Fund and responding to shareholder inquiries.

The Branch has voluntarily agreed to waive a portion of its fees and reimburse a portion of Fund expenses to the extent that the ordinary operating expenses of the Fund exceed an annual rate of 0.80% of the Fund's average net assets.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Directors of UBS PRIVATE INVESTOR FUNDS, INC.

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of UBS Tax Exempt Bond Fund (one of the four series constituting UBS Private Investor Funds, Inc., hereafter referred to as the 'Funds') at January 31, 1996, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Funds' management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 31, 1996

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:


The following financial statements are included in Part A:


None.


The following financial statements are included in Part B:



                           UBS PRIVATE INVESTOR FUNDS, INC.

UBS BOND FUND

Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the year ended December 31, 1997
Statement of Changes in Net Assets for the year ended December 31, 1997 and for the period April 2, 1996 (commencement of operations) through December 31, 1996 Financial Highlights for the year ended December 31, 1997 and for the period
 April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS BOND PORTFOLIO

Schedule of Investments, December 31, 1997
Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the year ended December 31, 1997
Statement of Changes in Net Assets for the year ended December 31, 1997 and for the period April 2, 1996 (commencement of operations) through December 31, 1996 Financial Highlights for the year ended December 31, 1997 and for the period
 April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS VALUE EQUITY FUND

Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the year ended December 31, 1997
Statement of Changes in Net Assets for the year ended December 31, 1997 and for the period April 2, 1996 (commencement of operations) through December 31, 1996 Financial Highlights for the year ended December 31, 1997 and for the period
 April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS VALUE EQUITY PORTFOLIO

Schedule of Investments, December 31, 1997
Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the year ended December 31, 1997
Statement of Changes in Net Assets for the year ended December 31, 1997 and for the period April 2, 1996 (commencement of operations) through December 31, 1996 Financial Highlights for the year ended December 31, 1997 and for the period
 April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants

UBS INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the year ended December 31, 1997
Statement of Changes in Net Assets for the year ended December 31, 1997 and for the period April 2, 1996 (commencement of operations) through December 31, 1996 Financial Highlights for the year ended December 31, 1997 and for the period
 April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments, December 31, 1997
Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the year ended December 31, 1997
Statement of Changes in Net Assets for the year ended December 31, 1997 and for the period April 2, 1996 (commencement of operations) through December 31, 1996 Financial Highlights for the year ended December 31, 1997 and for the period
 April 2, 1996 (commencement of operations) through December 31, 1996
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND

Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the period April 14, 1997 (commencement of operations) through December 31, 1997
Statement of Changes in Net Assets for the period April 14, 1997 (commencement
 of operations) through   December 31, 1997
Financial Highlights for the period April 14, 1997 (commencement of operations)
 through December 31, 1997
Notes to Financial Statements, December 31, 1997
Report of Independent Auditors

UBS SMALL CAP FUND

Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the period September 30, 1997 (commencement of operations) through December 31, 1997
Statement of Changes in Net Assets for the period September 30, 1997
 (commencement of operations) through December 31, 1997
Financial Highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS SMALL CAP PORTFOLIO

Schedule of Investments, December 31, 1997
Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the period September 30, 1997 (commencement of operations) through December 31, 1997
Statement of Changes in Net Assets for the period September 30, 1997
 (commencement of operations) through December 31, 1997
Financial Highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS LARGE CAP GROWTH FUND

Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the period October 14, 1997 (commencement of operations) through December 31, 1997
Statement of Changes in Net Assets for the period October 14, 1997 (commencement of operations) through December 31, 1997
Financial Highlights for the period October 14, 1997 (commencement of operations) through December 31, 1997
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS LARGE CAP GROWTH PORTFOLIO

Schedule of Investments, December 31, 1997
Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the period October 14, 1997 (commencement of operations) through December 31, 1997
Statement of Changes in Net Assets for the period October 14, 1997
 (commencement of operations) through December 31, 1997
Financial Highlights for the period October 14, 1997 (commencement of operations) through December 31, 1997
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS HIGH YIELD BOND FUND

Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the period September 30, 1997 (commencement of operations) through December 31, 1997
Statement of Changes in Net Assets for the period September 30, 1997
 (commencement of operations) through December 31, 1997
Financial Highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS HIGH YIELD BOND PORTFOLIO

Schedule of Investments, December 31, 1997
Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the period September 30, 1997 (commencement of operations) through December 31, 1997
Statement of Changes in Net Assets for the period September 30, 1997
 (commencement of operations) through December 31, 1997
Financial Highlights for the period September 30, 1997 (commencement of operations) through December 31, 1997
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants


UBS TAX EXEMPT BOND FUND

Statement of Assets and Liabilities, January 31, 1996 (unaudited)

UBS LARGE CAP GROWTH PORTFOLIO

Schedule of Investments, December 31, 1997
Statement of Assets and Liabilities, December 31, 1997
Statement of Operations for the period October 14, 1997 (commencement of operations) through December 31, 1997
Statement of Changes in Net Assets for the period October 14, 1997 (commencement of operations) through December 31, 1997
Financial Highlights for the period October 14, 1997 (commencement of operations) through December 31, 1997
Notes to Financial Statements, December 31, 1997
Report of Independent Accountants

(b) Exhibits.

(1) Articles of Incorporation of the Company.1

(2) Bylaws of the Company.1

(4)(A) Specimen certificate evidencing shares of Common Stock, $.001 par value, of the Company.1

(4)(B) Articles FIFTH, SIXTH, NINTH and TWELFTH of the Company's Articles of Incorporation, relating to the rights of stockholders.1

(4)(C) Selected portions of the Company's Bylaws, relating to the rights of stockholders.1


(5)(A) Investment Advisory Agreement between the Company and Union Bank of Switzerland (the 'Bank'), New York Branch (the 'Adviser') on behalf of UBS Tax Exempt Bond Fund.1

(5)(B) Investment Sub-Advisory Agreement between the Adviser and UBS International Investment London Limited on behalf of the International Equity Portfolio.4


(6) Distribution Agreement between the Company and First Fund Distributors,
Inc.3



(8) Custodian Agreement between the Company and Investors Bank & Trust Company ('Investors Bank').1

(9)(A) Administrative Services Agreement between the Company and Investors Bank on behalf of the Funds.3

(9)(B) Transfer Agency and Service Agreement between the Company and Investors Bank on behalf of the Funds.1


(10) Opinion and consent of counsel.2


(11) Auditor's Consent.4


(13) Subscription Agreement between the Company and Signature Broker-Dealer Services, Inc. with respect to the Company's initial capitalization.2


(17) Financial Data Schedules.4


(18) Powers of Attorney.3

-----------------------
1 Incorporated herein by reference from pre-effective amendment no. 1 to the Registrant's registration statement (the "Registration Statement") on Form N-1A (File nos. 33-64401, 811-07431) as filed with the U.S. Securities and Exchange Commission (the "SEC") on February 9, 1996.

2 Incorporated herein by reference from pre-effective amendment no. 2 to the Registration Statement as filed with the SEC on February 26, 1996.


3 Incorporated herein by reference from post-effective amendment no. 3 to the Registration Statement as filed with the SEC on March 27, 1997.

4 Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not Applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


Common Stock (par value $0.0001)
Title of Class:  Number of record holders as of February 2, 1998




UBS Tax Exempt Bond Fund:  1

UBS Bond Fund:  66
UBS Value Equity Fund:  106
UBS International Equity Fund:  118
UBS Institutional International Equity Fund: 1
UBS Small Cap Fund: 75
UBS Large Cap Growth Fund: 32
UBS High Yield Bond Fund: 44



ITEM 27. INDEMNIFICATION.

     STATE LAW, ARTICLES OF INCORPORATION AND BYLAWS. It is the Company's policy to indemnify its officers, directors, employees and other agents to the maximum extent permitted by Section 2-418 of the Maryland General Corporation Law, Articles SEVENTH and EIGHTH of the Company's Articles of Incorporation and
Article IV of the Company's Bylaws (each set forth below).

     SECTION 2-418 OF THE MARYLAND GENERAL CORPORATION LAW READS AS FOLLOWS:

        '2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND AGENTS.

          (a) In this section the following words have the meaning indicated.

          (1) 'Director' means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (2) 'Corporation' includes any domestic or foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

          (3) 'Expenses' include attorney's fees.

          (4) 'Official capacity' means the following:

             (i) When used with respect to a director, the office of director in the corporation; and

             (ii) When used with respect to a person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

             (iii) 'Official capacity' does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

          (5) 'Party' includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

          (6) 'Proceeding' means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

          (b)(1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

             (i) the act or omission of the director was material to the matter giving rise to the proceeding; and

             1. Was committed in bad faith; or

             2. Was the result of active and deliberate dishonesty; or

             (ii) The director actually received an improper personal benefit in money, property, or services; or

             (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

          (2)(i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

          (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

          (3)(i) The termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

          (ii) The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

          (c) A director may not be indemnified under subsection (B) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

          (d) Unless limited by the charter:

             (1) A director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to in subsection (B) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

             (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                (i) If it determines a director is entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                (ii) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

             (3) A court of appropriate jurisdiction may be the same court in which the proceeding involving the director's liability took place.

             (e)(1) Indemnification under subsection (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

             (2) Such determination shall be made:

                (i) By the board of directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                (ii) By special legal counsel selected by the board of directors or a committee of the board by vote as set forth in subparagraph (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director [SIC] who are parties may participate; or

                (iii) By the shareholders.

             (3) Authorization of indemnification and determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

             (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

             (f)(1) Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of:

                (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

             (2) The undertaking required by subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

             (3) Payments under this subsection shall be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

             (g) The indemnification and advancement of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of shareholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

             (h) This section does not limit the corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

             (i) For purposes of this section:

                (1) The corporation shall be deemed to have requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan;

                (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                (3) Action taken or omitted by the director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

             (j) Unless limited by the charter:

                (1) An officer of the corporation shall be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                (2) A corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

             (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

             (2) A corporation may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

             (3) The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

             (l) Any indemnification of, or advance of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the shareholders with the notice of the next stockholders' meeting or prior to the meeting.'

     Article SEVENTH of the Company's Articles of Incorporation provides:

          'To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. No amendment of the Corporation's charter or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.'

     Article EIGHTH of the Company's Articles of Incorporation provides:

          'The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by Maryland statutory and decisional law, now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director, officer, employee or agent of the Corporation against any liability to the Corporation or its security holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such Bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the Corporation's charter or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.'

     Article FOURTH of the Company's Bylaws provides:

          Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation or serves or served at the request of the Corporation any other enterprise as a director or officer, whether or not the Corporation would have power to indemnify such person.

                            ------------------------

     Reference is made to Article 4 of the Company's Distribution Agreement.

     The Company, its Directors and officers are insured against certain expenses in connection with the defense of claims, demands, action's suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act'), may be permitted to Directors, officers and controlling persons of the Company and the principal underwriter pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a Director, officer, or controlling person of the Company and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Company by such Director, officer or controlling person or principal underwriter in connection with the shares being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     See 'Investment Adviser and Funds Services Agent' in the Statement of Additional Information. Information as to the directors and officers of the Sub-Advisers is included in their forms ADV as filed with the Securities and Exchange Commission (the 'SEC') and is hereby incorporated herein by reference. Information as to the directors and officers of the Adviser is as follows.




          Name                     Title
          ----                     ----
Dr. HansPeter A. Lochmeier     Senior Managing Director
J. Michael Gaffney             Managing Director and Chief Investment Officer
Lawrence E. Gore               Managing Director
Peter E. Guernsey, Jr.         Managing Director
Alfredo F. Roth                Managing Director
Paul Eckstein                  Senior Managing Director



ITEM 29. PRINCIPAL UNDERWRITERS.


     (a) First Fund Distributors ("First Fund") is the principal underwriter of the shares of UBS Bond Fund, UBS Tax Exempt Bond Fund, UBS Value Equity Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS Small Cap Fund, UBS Large Cap Growth Fund, UBS High Yield Bond Fund and UBS Real Estate Fund. First Fund also acts as a principal underwriter and distributor for numerous other registered investment companies.


     (b) The following are the directors and officers of First Fund. The principal business address of these individuals is 4455 E. Camelback Road, Phoenix, Arizona 85018 unless otherwise noted. Their respective position and offices with the Company, if any, are also indicated.



NAME AND PRINCIPAL       POSITIONS AND OFFICERS       POSITIONS AND OFFICERS
 BUSINESS ADDRESS          WITH UNDERWRITER             WITH REGISTRANT
------------------         ----------------             ---------------
Robert H. Wadsworth       President & Treasurer             None
4455 E. Camelback Road
Phoenix, Arizona 85018

Eric Banhazl                 Vice President                 None
4455 E. Camelback Road
Phoenix, Arizona 85018

Steven J. Paggioli           Vice President                 None
4455 E. Camelback Road
Phoenix, Arizona 85018



(c) First Fund has received no commissions or other compensation from the Company to date.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.




     All accounts, books and other documents of the Company required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of Investors Bank, 200 Clarendon Street, Boston, Massachusetts 02116 and at First Canadian Place, Suite 2800, Toronto, Ontario, M5X1C8.


ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.


     (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, UBS Private Investor Funds, Inc. (the "Registrant") has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 28th day of April, 1998.



UBS PRIVATE INVESTOR FUNDS, INC.

By: /s/ Paul J. Jasinski
---------------------------------
      Paul J. Jasinski
      President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of April, 1998.



/s/ Paul J. Jasinski
---------------------------------
Paul J. Jasinski
President

/s/ Nicholas G. Chunias
---------------------------------
Nicholas G. Chunias
Treasurer and Principal Accounting and Financial Officer

Hans-Peter Lochmeier*
---------------------------------
HansPeter Lochmeier
Director

Timothy McDermott Spicer*
---------------------------------
Timothy McDermott Spicer
Director

Peter Lawson-Johnston*
---------------------------------
Peter Lawson-Johnston
Director

*By /s/ Susan C. Mosher
---------------------------------
         Susan C. Mosher,



       *as attorney-in-fact pursuant to a power of attorney filed with Registrant's Post-effective amendment no. 3 to its Registration Statement on March 27, 1997.

SIGNATURES


        UBS Investor Portfolios Trust (the "Portfolio Trust") has duly caused this Post-Effective Amendment to the Registration Statement (the "Registration Statement") on Form N-1A (File nos. 33-64401, 811-07431) of UBS Private Investor Funds, Inc. to be signed on its behalf by the undersigned, thereto duly authorized on the 28th day of April, 1998.


UBS INVESTOR PORTFOLIOS TRUST


By:  /s/ Paul J. Jasinski
---------------------------------
      Paul J. Jasinski
      President of the Portfolio Trust



        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A of UBS Private Investor Funds, Inc. has been signed below by the following persons in the capacities indicated on the 28th day of April, 1998.



/s/  Paul J. Jasinski
---------------------------------
Paul J. Jasinski
President of the Portfolio Trust

/s/ Nicholas G. Chunias
---------------------------------
Nicholas G. Chunias
Treasurer and Principal Accounting and Financial Officer of the Portfolio Trust

Hans-Peter Lochmeier*
---------------------------------
HansPeter Lochmeier
Trustee of the Portfolio Trust

Timothy McDermott Spicer*
---------------------------------
Timothy McDermott Spicer
Trustee of the Portfolio Trust

Peter Lawson-Johnston*
---------------------------------
Peter Lawson-Johnston
Trustee of the Portfolio Trust

*By  /s/ Susan C. Mosher
---------------------------------
         Susan C. Mosher,

       *as attorney-in-fact pursuant to a power of attorney filed with Registrant's Post-Effective Amendment no. 3 to its Registration Statement on March 27, 1997.

INDEX TO EXHIBITS


5(b) Investment Sub-Advisory Agreement
11   Auditor's Consent
17   Financial Data Schedules



                           STATEMENT OF DIFFERENCES

The registered trademark symbol shall be expressed as......................'r'


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